UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Ginnie Mae Fund Fidelity Government Income Fund Fidelity Intermediate Government Income Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Fidelity Ginnie Mae Fund
	6	Investment Changes
	7	Investments
	15	Financial Statements
Fidelity Government Income Fund
	19	Investment Changes
	20	Investments
	30	Financial Statements
Fidelity Intermediate Government Income Fund
	34	Investment Changes
	35	Investments
	45	Financial Statements
Notes	49	Notes to the financial statements
Proxy Voting Results	55
Board Approval of	56
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s
(SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of
FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Ginnie Mae Fund
Actual	$1,000.00	$1,012.80	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29
Government Income Fund
Actual	$1,000.00	$1,010.00	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29
Intermediate Government
Income Fund
Actual	$1,000.00	$1,009.90	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29

A 5% return per year before expenses

* Expenses are equal to each Fund’s annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Ginnie Mae Fund	45%
Government Income Fund	45%
Intermediate Government Income Fund	45%

5 Semiannual Report

Fidelity Ginnie Mae Fund
Investment Changes

Coupon Distribution as of January 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 4%	3.5	3.2
4 – 4.99%	10.0	5.7
5 – 5.99%	46.9	43.5
6 – 6.99%	22.4	26.8
7 – 7.99%	4.6	5.2
8% and over	0.8	1.0

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	5.8	4.9

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	3.3	2.7

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 6

Fidelity Ginnie Mae Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

U.S. Government Agency Mortgage Securities 78.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – 8.7%
3.752% 10/1/33 (c)	$ 586	$ 572
3.765% 7/1/34 (c)	2,476	2,465
3.826% 10/1/33 (c)	4,911	4,822
3.828% 4/1/33 (c)	1,719	1,685
4.177% 3/1/35 (c)	2,507	2,518
4.255% 1/1/34 (c)	1,497	1,480
4.297% 3/1/33 (c)	685	681
4.301% 10/1/34 (c)	205	205
4.306% 3/1/33 (c)	252	248
4.324% 10/1/33 (c)	265	261
4.339% 9/1/34 (c)	756	750
4.364% 9/1/34 (c)	1,868	1,854
4.368% 4/1/35 (c)	382	377
4.378% 6/1/33 (c)	325	323
4.403% 5/1/35 (c)	1,748	1,724
4.409% 10/1/34 (c)	2,921	2,882
4.517% 8/1/34 (c)	2,612	2,634
4.544% 7/1/34 (c)	852	847
4.545% 7/1/35 (c)	2,145	2,124
4.561% 1/1/35 (c)	1,167	1,167
4.577% 9/1/34 (c)	2,235	2,217
4.584% 2/1/35 (c)	2,278	2,253
4.605% 8/1/34 (c)	761	757
4.627% 1/1/33 (c)	381	381
4.629% 9/1/34 (c)	226	225
4.637% 10/1/35 (c)	185	183
4.653% 3/1/35 (c)	280	281
4.712% 10/1/32 (c)	157	157
4.728% 2/1/33 (c)	113	113
4.732% 10/1/32 (c)	151	151
4.789% 1/1/35 (c)	2,106	2,099
4.814% 2/1/33 (c)	794	792
4.815% 5/1/33 (c)	32	32
4.825% 12/1/34 (c)	640	637
4.83% 1/1/35 (c)	105	105
4.835% 8/1/34 (c)	621	616
4.862% 9/1/34 (c)	1,091	1,085
4.898% 10/1/35 (c)	1,511	1,503
4.904% 12/1/32 (c)	60	60
4.98% 11/1/32 (c)	421	426
5% 10/1/17 to 9/1/18 (b)	72,517	71,778
5.02% 9/1/34 (c)	980	979

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Fidelity Ginnie Mae Fund
Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
5.031% 2/1/35 (c)	$ 302	$ 303
5.035% 11/1/34 (c)	143	143
5.046% 7/1/34 (c)	347	348
5.101% 7/1/35 (c)	2,464	2,474
5.105% 5/1/35 (c)	4,080	4,093
5.106% 9/1/34 (c)	567	566
5.197% 6/1/35 (c)	2,968	2,972
5.208% 5/1/35 (c)	13,281	13,327
5.216% 8/1/33 (c)	835	831
5.276% 3/1/35 (c)	358	359
5.333% 7/1/35 (c)	371	371
5.349% 12/1/34 (c)	1,082	1,082
5.5% 11/1/13 to 3/1/25	85,049	85,596
6.5% 10/1/17 to 3/1/34	39,081	40,133
6.5% 2/13/36 (a)	50,000	51,266
7% 11/1/16 to 3/1/17	2,255	2,328
7.5% 1/1/07 to 4/1/17	4,462	4,639
8.5% 12/1/27	434	470
9.5% 9/1/30	474	522
10.25% 10/1/18	15	16
11.5% 5/1/14 to 9/1/15	41	45
12.5% 11/1/13 to 7/1/16	88	96
13.25% 9/1/11	62	70
		328,499
Freddie Mac – 1.0%
4.49% 3/1/35 (c)	5,782	5,687
4.782% 10/1/32 (c)	103	104
4.996% 3/1/33 (c)	288	286
5.5% 11/1/17 to 3/1/25	27,949	27,939
5.651% 4/1/32 (c)	174	177
8.5% 2/1/09 to 6/1/25	85	90
9% 7/1/08 to 7/1/21	296	309
9.5% 7/1/30 to 8/1/30	159	174
9.75% 12/1/08 to 4/1/13	32	34
10% 1/1/09 to 11/1/20	633	689
10.25% 2/1/09 to 11/1/16	261	278
10.5% 5/1/10	5	5
11.25% 2/1/10	20	22
11.75% 11/1/11	11	12
12% 5/1/10 to 2/1/17	90	98
12.5% 11/1/12 to 5/1/15	131	144

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac – continued
13% 5/1/14 to 11/1/14	$ 15	$ 16
13.5% 1/1/13 to 12/1/14	7	8
		36,072
Government National Mortgage Association – 68.6%
3% 4/20/35 (c)	4,138	4,044
3.5% 3/20/34	1,279	1,138
3.5% 5/20/34 (c)	1,854	1,778
3.5% 5/20/35 (c)	2,252	2,148
3.5% 6/20/35 (c)	2,403	2,292
3.5% 6/20/35 (c)	7,259	7,117
3.75% 1/20/34 (c)	22,094	21,803
3.75% 6/20/34 (c)	7,196	7,019
3.75% 5/20/35 (c)	10,399	10,012
3.75% 6/20/35	5,475	5,272
4% 11/20/33	1,816	1,659
4.25% 7/20/34 (c)	1,551	1,524
4.5% 4/15/18 to 4/20/34	299,919	288,241
4.5% 9/20/34 (c)	7,744	7,661
4.5% 3/20/35 (c)	1,363	1,343
5% 4/15/24 to 9/20/34	501,898	493,643
5% 2/20/35 (c)	380	377
5% 6/20/35 (c)	7,185	7,070
5% 6/20/35 (c)	19,798	19,643
5.5% 12/20/18 to 4/15/35	287,555	288,798
5.5% 2/1/36 (a)	49,750	49,968
5.5% 2/1/36 (a)	31,988	32,128
5.5% 2/1/36 (a)	66,000	66,062
5.5% 2/1/36 (a)	145,000	145,136
5.5% 2/1/36 (a)	87,181	87,262
5.5% 2/1/36 (a)(b)	50,000	50,047
5.75% 8/20/35 (c)	762	758
6% 10/15/23 to 9/20/34	477,124	488,305
6% 2/1/36 (a)(b)	20,000	20,425
6.5% 4/15/23 to 11/20/34	250,728	261,396
7% 3/15/22 to 9/20/34	119,729	125,719
7.25% 9/15/27 to 12/15/30	451	472
7.5% 4/15/06 to 9/20/32	41,915	44,218
8% 4/15/06 to 7/15/32	15,998	17,120
8.5% 7/15/06 to 2/15/31	6,042	6,526
9% 5/15/08 to 6/15/30	2,448	2,665
9.5% 12/20/15 to 4/20/17	867	942

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Fidelity Ginnie Mae Fund
Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Government National Mortgage Association – continued
10.5% 1/15/14 to 9/15/19	$ 836	$ 928
13% 2/15/11 to 1/15/15	186	207
13.5% 7/15/10 to 1/15/15	30	33
		2,572,899

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $2,943,630)		2,937,470

Asset Backed Securities 0.8%

Fannie Mae Grantor Trust Series 2005-T4 Class A1C, 4.68%
9/25/35 (c)
(Cost $28,756)	28,756	28,780

Collateralized Mortgage Obligations 19.3%

U.S. Government Agency 19.3%
Fannie Mae:
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	5,797	956
target amortization class Series G94-2 Class D, 6.45%
1/25/24	5,258	5,341
Fannie Mae guaranteed REMIC pass thru certificates Series
2005-69 Class ZL, 4.5% 8/25/25	5,434	5,408
Freddie Mac floater Series 2344 Class FP, 5.42% 8/15/31 (c)	2,926	2,993
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (c)	5,807	5,926
Class PF, 5.45% 12/15/31 (c)	5,002	5,125
Series 2410 Class PF, 5.45% 2/15/32 (c)	11,475	11,748
Series 2412 Class GF, 5.42% 2/15/32 (c)	2,158	2,207
Series 2861 Class JF, 4.77% 4/15/17 (c)	3,941	3,947
Series 3094 Class UF, 0% 9/15/34 (c)	866	841
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	5,930	6,297
Series 2535 Class IP, 6% 6/15/29 (d)	2,032	27
Series 2787 Class OI, 5.5% 10/15/24 (d)	10,791	658
Series 40 Class K, 6.5% 8/17/24	2,300	2,369
sequential pay:
Series 2601 Class TI, 5.5% 10/15/22 (d)	23,733	3,859
Series 2750 Class ZT, 5% 2/15/34	5,634	5,061
Series 2866 Class CY, 4.5% 10/15/19	4,491	4,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Ginnie Mae guaranteed Multi family pass thru securities
sequential pay Series 2002 71 Class Z, 5.5% 10/20/32	$ 42,030	$ 41,186
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class:
Series 1994-4 Class KQ, 7.9875% 7/16/24	1,621	1,694
Series 2000-26 Class PK, 7.5% 9/20/30	4,863	4,966
Series 2001-13 Class PC, 6.5% 12/20/28	938	936
Series 2001-53:
Class PB, 6.5% 11/20/31	10,000	10,483
Class TA, 6% 12/20/30	22	21
Series 2001-60 Class PD, 6% 10/20/30	6,167	6,204
Series 2001-65 Class PH, 6% 11/20/28	6,323	6,427
Series 2002-5 Class PD, 6.5% 5/16/31	4,750	4,810
Series 2003-103 Class PC, 5.5% 11/20/33	18,843	18,461
Series 2003-12 Class IO, 5.5% 11/16/25 (d)	5,594	111
Series 2003-19 Class IL, 5.5% 12/16/25 (d)	917	7
Series 2003-20 Class BI, 5.5% 5/16/27 (d)	8,850	344
Series 2003-29 Class PD, 5.5% 4/16/33	25,000	24,411
Series 2003-31 Class PI, 5.5% 4/16/30 (d)	18,496	1,171
Series 2003-34 Class IO, 5.5% 4/16/28 (d)	21,062	1,198
Series 2003-4 Class LI, 5.5% 7/16/27 (d)	8,802	344
Series 2003-7:
Class IN, 5.5% 1/16/28 (d)	19,119	1,249
Class IP, 5.5% 10/16/25 (d)	1,334	24
Series 2003-70 CLass LE, 5% 7/20/32	44,000	42,536
Series 2003-79 Class PV, 5.5% 10/20/23	27,869	27,753
Series 2003-8 Class QI, 5.5% 1/16/27 (d)	993	22
Series 2004-19 Class DP, 5.5% 3/20/34	3,895	3,921
Series 2004-30 Class PC, 5% 11/20/30	19,736	19,351
Series 2004-41 Class PC, 5.5% 10/20/33	27,523	27,255
Series 2004-54 Class LE, 5.5% 8/20/33	45,183	44,689
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	22,752
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	2,581	497
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	11,263	1,732
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	5,337
Series 2005-54 Class BM, 5% 7/20/35	9,658	9,409
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	5,532
Series 2005-58 Class NJ, 4.5% 8/20/35	40,000	39,152
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	18,704

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Fidelity Ginnie Mae Fund
Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities: -
continued
sequential pay:
Series 1995-4 Class CQ, 8% 6/20/25	$ 1,217	$ 1,242
Series 1998-23 Class ZB, 6.5% 6/20/28	31,413	32,172
Series 2001-15 Class VB, 6.5% 4/20/19	4,530	4,539
Series 2002-29 Class SK, 7.74% 5/20/32 (c)	625	674
Series 2002-41 Class VD, 6% 4/16/13	7,471	7,525
Series 2002-54 Class GA, 6.5% 7/20/31	69	69
Series 2002-88 Class GZ, 5.5% 12/20/32	23,687	22,603
Series 2003-7 Class VP, 6% 11/20/13	5,937	6,077
Series 2004-105 Class VD, 5.5% 6/17/16	12,213	12,308
Series 2004-65 Class VE, 5.5% 7/20/15	5,351	5,405
Series 2004-86 Class G, 6% 10/20/34	6,273	6,409
Series 2005-28:
Class AJ, 5.5% 4/20/35	96,450	97,323
Class AK, 5.5% 4/20/35	49,587	49,982
Series 2005-47 Class ZY, 6% 6/20/35	4,142	4,185
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	977
Series 1995-6 Class Z, 7% 9/20/25	3,427	3,527
Series 2004-19 Class DJ, 4.5% 3/20/34 (a)	4,068	4,005
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	977
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,240
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $740,194)		722,921

Commercial Mortgage Securities 2.2%

Fannie Mae:
sequential pay Series 2000-7 Class MB, 7.5314%
2/17/24 (c)	7,106	7,356
Series 1997-M1 Class N, 0.445% 10/17/36 (c)(d)	60,577	670
Fannie Mae guaranteed REMIC pass thru certificates:
Series 1998-M3 Class IB, 0.9123% 1/17/38 (c)(d)	44,396	1,216
Series 1998-M4 Class N, 1.3098% 2/25/35 (c)(d)	23,217	790
Ginnie Mae guaranteed Multi-family pass thru securities:
sequential pay Series 2001-58 Class X, 1.4157%
9/16/41 (c)(d)	198,156	8,940
Series 2001-12 Class X, 1.027% 7/16/40 (c)(d)	73,995	3,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2002-81 Class IO, 1.8989%
9/16/42 (c)(d)		$ 122,760	$ 9,862
Series 2002-62 Class IO, 1.5723% 8/16/42 (c)(d)		93,609	6,285
Series 2002-85 Class X, 1.9671% 3/16/42 (c)(d)		87,758	8,940
Series 2003-22 Class XA, 0.3667% 2/16/43 (c)(d)		277,282	18,207
Series 2003-36 Class XA, 0.2815% 3/16/43 (d)		304,990	16,715
Series 2003-47 Class XA, 0.0203% 6/16/43 (c)(d)		37,468	2,010
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $111,891)			84,258

Cash Equivalents 13.3%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06) (e)
(Cost $500,601)		$ 500,663	500,601

TOTAL INVESTMENT PORTFOLIO 113.9%
(Cost $4,325,072)			4,274,030

NET OTHER ASSETS (13.9)%			(522,019)
NET ASSETS 100%			$ 3,752,011

Swap Agreements
	Expiration	Notional	Value
	Date	Amount	(000s)
		(000s)

Interest Rate Swaps
Receive quarterly a floating rate based on
3-month LIBOR and pay quarterly a fixed
rate equal to 4.5046% with Lehman
Brothers, Inc.	Sept. 2015	$25,000	$953

See accompanying notes which are an integral part of the financial statements.

	13	Semiannual Report

Fidelity Ginnie Mae Fund Investments (Unaudited) continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) A portion of the security is subject to a
forward commitment to sell.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(e) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$500,601,000 due 2/1/06
at 4.46%
Banc of America Securities
LLC	$182,543
Bank of America, National
Association	46,508
Barclays Capital Inc.	157,025
BNP Paribas Securities Corp.	5,813
Countrywide Securities
Corporation	23,254
Goldman Sachs & Co.	69,762
Morgan Stanley & Co.
Incorporated	15,696
$500,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Fidelity Ginnie Mae Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $500,601)
See accompanying schedule:
Unaffiliated issuers (cost $4,325,072)		$4,274,030
Commitment to sell securities on a delayed delivery basis	$(75,047)
Receivable for securities sold on a delayed delivery basis	75,381	334
Receivable for investments sold, regular delivery		176
Receivable for fund shares sold		1,608
Interest receivable		16,964
Swap agreements, at value		953
Other affiliated receivables		14
Total assets		4,294,079

Liabilities
Payable for investments purchased
Regular delivery	$23,153
Delayed delivery	510,835
Payable for fund shares redeemed	4,980
Distributions payable	1,572
Accrued management fee	1,015
Other affiliated payables	462
Other payables and accrued expenses	51
Total liabilities		542,068

Net Assets		$3,752,011
Net Assets consist of:
Paid in capital		$3,821,005
Distributions in excess of net investment income		(9,578)
Accumulated undistributed net realized gain (loss) on
investments		(9,661)
Net unrealized appreciation (depreciation) on
investments		(49,755)
Net Assets, for 346,373 shares outstanding		$3,752,011
Net Asset Value, offering price and redemption price per
share ($3,752,011 ÷ 346,373 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Fidelity Ginnie Mae Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$94,718

Expenses
Management fee	$6,292
Transfer agent fees	1,952
Fund wide operations fee	531
Independent trustees’ compensation	8
Appreciation in deferred trustee compensation account	1
Miscellaneous	3
Total expenses before reductions	8,787
Expense reductions	(25)	8,762

Net investment income		85,956
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,447)
Swap agreements	(42)
Total net realized gain (loss)		(7,489)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(29,490)
Swap agreements	953
Delayed delivery commitments	310
Total change in net unrealized appreciation
(depreciation)		(28,227)
Net gain (loss)		(35,716)
Net increase (decrease) in net assets resulting from
operations		$50,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$85,956	$161,629
Net realized gain (loss)	(7,489)	25,145
Change in net unrealized appreciation (depreciation) .	(28,227)	(25,474)
Net increase (decrease) in net assets resulting
from operations	50,240	161,300
Distributions to shareholders from net investment income .	(102,909)	(162,997)
Distributions to shareholders from net realized gain	(7,297)	—
Total distributions	(110,206)	(162,997)
Share transactions
Proceeds from sales of shares	244,379	798,447
Reinvestment of distributions	98,021	144,222
Cost of shares redeemed	(563,900)	(884,514)
Net increase (decrease) in net assets resulting from
share transactions	(221,500)	58,155
Total increase (decrease) in net assets	(281,466)	56,458

Net Assets
Beginning of period	4,033,477	3,977,019
End of period (including distributions in excess of net
investment income of $9,578 and undistributed net
investment income of $7,375, respectively)	$3,752,011	$4,033,477

Other Information
Shares
Sold	22,388	72,083
Issued in reinvestment of distributions	9,001	13,026
Redeemed	(51,757)	(79,918)
Net increase (decrease)	(20,368)	5,191

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights
	Six months ended
	January 31,
	2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$11.00	$ 11.00	$ 11.05	$ 11.11	$ 10.91	$ 10.42
Income from Investment
Operations
Net investment
incomeD		240.443	.404	.364	.563G	.684
Net realized and
unrealized gain
(loss)	(.101)	.004E	.027	(.029)	.225G	.487
Total from investment
operations		139.447	.431	.335	.788	1.171
Distributions from net
investment income	(.289)	(.447)	(.391)	(.395)	(.588)	(.681)
Distributions from net
realized gain	(.020)	—	(.090)	—	—	—
Total distributions	(.309)	(.447)	(.481)	(.395)	(.588)	(.681)
Net asset value,
end of period	$ 10.83	$ 11.00	$ 11.00	$ 11.05	$ 11.11	$ 10.91
Total ReturnB,C	1.28%	4.11%	3.96%	3.02%	7.42%	11.55%
Ratios to Average Net AssetsF
Expenses before
reductions	45%A	.57%	.60%	.57%	.60%	.63%
Expenses net of fee
waivers, if any	45%A	.57%	.60%	.57%	.60%	.62%
Expenses net of all
reductions	45%A	.57%	.60%	.57%	.60%	.62%
Net investment
income	4.37%A	4.00%	3.64%	3.25%	5.15%G	6.40%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,752	$ 4,033	$ 3,977	$ 5,606	$ 5,743	$ 2,836
Portfolio turnover
rate	187%A	160%	155%	262%	327%	120%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Fidelity Government Income Fund
Investment Changes

Coupon Distribution as of January 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 2%	4.1	4.3
2 – 2.99%	4.6	15.1
3 – 3.99%	26.6	16.2
4 – 4.99%	27.4	12.8
5 – 5.99%	23.1	20.4
6 – 6.99%	8.1	12.0
7% and over	4.5	6.3

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	6.8	6.1

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	4.2	4.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

19 Semiannual Report

Fidelity Government Income Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 65.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations 24.7%
Fannie Mae:
2.625% 11/15/06	$ 45,430	$ 44,669
3.125% 12/15/07	160,000	155,297
3.25% 1/15/08	57,140	55,531
3.25% 2/15/09	116,465	111,470
3.875% 5/15/07	6,660	6,580
4.5% 10/15/08	5,738	5,698
4.625% 1/15/08	82,408	82,179
4.625% 10/15/13	2,800	2,758
4.625% 10/15/14	48,700	47,936
4.75% 12/15/10	200,000	199,496
5.125% 1/2/14	15,000	14,975
5.5% 3/15/11	36,525	37,647
6.25% 2/1/11	19,445	20,473
6.375% 6/15/09	39,220	41,092
Federal Home Loan Bank:
3.75% 9/28/06	34,660	34,435
3.8% 12/22/06	7,375	7,310
5.8% 9/2/08	7,750	7,917
Freddie Mac:
2.75% 8/15/06	6,630	6,561
2.875% 12/15/06	45,920	45,165
3.55% 11/15/07	77,765	76,086
4% 8/17/07	5,305	5,240
4.125% 4/2/07	20,542	20,375
4.25% 7/15/09	4,460	4,381
4.875% 11/15/13	18,800	18,795
5.75% 1/15/12	1,223	1,279
5.875% 3/21/11	34,550	35,881
7% 3/15/10	6,405	6,921
Government Loan Trusts (assets of Trust guaranteed by U.S.
Government through Agency for International Development)
Series 1-B, 8.5% 4/1/06	893	910
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-Import
Bank) Series 1994-A, 7.12% 4/15/06	520	523
Israeli State (guaranteed by U.S. Government through Agency
for International Development):
5.5% 9/18/23	110,500	117,102
6.6% 2/15/08	23,039	23,483
6.8% 2/15/12	18,000	19,398

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificates:
6.77% 11/15/13	$ 5,108	$ 5,427
6.99% 5/21/16	16,665	18,201
Private Export Funding Corp.:
secured:
5.34% 3/15/06	21,700	21,716
5.66% 9/15/11 (a)	11,160	11,574
5.685% 5/15/12	16,815	17,546
6.49% 7/15/07	5,000	5,109
6.67% 9/15/09	2,120	2,252
7.17% 5/15/07	8,500	8,745
3.375% 2/15/09	3,565	3,428
4.974% 8/15/13	16,940	17,012
Small Business Administration guaranteed development
participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	7,897	7,763
Series 2002-20K Class 1, 5.08% 11/1/22	4,125	4,126
Series 2003 P10B, 5.136% 8/10/13	12,455	12,477
Series 2004-20H Class 1, 5.17% 8/1/24	3,776	3,788
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	9,300	9,355
5.96% 8/1/09	9,930	10,093
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank) 8.17%
1/15/07	623	634

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,416,809
U.S. Treasury Inflation Protected Obligations 10.0%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	115,343	121,975
3.625% 4/15/28	135,645	175,787
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	158,585	152,017
1.875% 7/15/13	80,712	80,245
2% 7/15/14	41,943	42,014

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		572,038

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Fidelity Government Income Fund
Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Obligations – 30.6%
U.S. Treasury Bonds:
6.125% 8/15/29	$ 112,000	$ 134,033
8% 11/15/21	142,000	193,131
U.S. Treasury Notes:
3.375% 9/15/09	287,793	277,091
3.75% 5/15/08	480,000	472,294
3.875% 7/31/07	105,347	104,326
4.25% 8/15/13	59,275	58,182
4.25% 11/15/13	15,000	14,711
4.25% 11/15/14	430,000	420,644
4.75% 5/15/14	75,948	76,998

TOTAL U.S. TREASURY OBLIGATIONS		1,751,410

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,742,958)		3,740,257

U.S. Government Agency Mortgage Securities 22.4%

Fannie Mae – 20.2%
3.476% 4/1/34 (c)	1,634	1,627
3.723% 1/1/35 (c)	1,010	993
3.75% 1/1/34 (c)	820	800
3.752% 10/1/33 (c)	724	707
3.753% 10/1/33 (c)	895	872
3.756% 12/1/34 (c)	795	784
3.788% 12/1/34 (c)	182	179
3.791% 6/1/34 (c)	3,226	3,106
3.82% 6/1/33 (c)	522	511
3.825% 1/1/35 (c)	688	675
3.828% 4/1/33 (c)	2,499	2,450
3.847% 1/1/35 (c)	1,987	1,950
3.869% 1/1/35 (c)	1,193	1,188
3.877% 6/1/33 (c)	2,791	2,745
3.889% 12/1/34 (c)	616	614
3.902% 10/1/34 (c)	830	820
3.945% 5/1/34 (c)	280	284
3.948% 11/1/34 (c)	1,300	1,288
3.958% 1/1/35 (c)	856	848
3.971% 5/1/33 (c)	253	250
3.981% 12/1/34 (c)	655	650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
3.983% 12/1/34 (c)	$ 4,472	$ 4,450
3.984% 12/1/34 (c)	861	854
3.988% 1/1/35 (c)	544	540
3.991% 2/1/35 (c)	603	598
4% 10/1/18 to 6/1/20	9,895	9,431
4.014% 12/1/34 (c)	413	410
4.026% 1/1/35 (c)	1,167	1,159
4.03% 2/1/35 (c)	585	579
4.037% 1/1/35 (c)	308	306
4.039% 10/1/18 (c)	692	681
4.053% 4/1/33 (c)	240	239
4.057% 1/1/35 (c)	573	567
4.063% 12/1/34 (c)	1,206	1,198
4.075% 1/1/35 (c)	1,143	1,133
4.094% 2/1/35 (c)	412	410
4.097% 2/1/35 (c)	1,114	1,104
4.101% 2/1/35 (c)	445	441
4.105% 2/1/35 (c)	2,214	2,197
4.111% 1/1/35 (c)	1,239	1,226
4.114% 11/1/34 (c)	963	954
4.121% 1/1/35 (c)	2,244	2,224
4.123% 1/1/35 (c)	1,186	1,181
4.127% 2/1/35 (c)	1,351	1,339
4.144% 1/1/35 (c)	1,825	1,822
4.159% 2/1/35 (c)	1,182	1,173
4.171% 1/1/35 (c)	1,029	1,021
4.176% 11/1/34 (c)	312	310
4.179% 1/1/35 (c)	2,277	2,258
4.181% 1/1/35 (c)	1,474	1,445
4.188% 10/1/34 (c)	1,760	1,761
4.205% 3/1/34 (c)	634	626
4.25% 2/1/35 (c)	755	740
4.255% 1/1/34 (c)	2,180	2,155
4.277% 1/1/35 (c)	674	669
4.278% 2/1/35 (c)	432	428
4.288% 8/1/33 (c)	1,460	1,444
4.292% 7/1/34 (c)	547	551
4.295% 3/1/35 (c)	683	676
4.297% 3/1/33 (c)	968	962
4.301% 10/1/34 (c)	205	205
4.306% 3/1/33 (c)	351	345
4.313% 3/1/33 (c)	357	351

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Fidelity Government Income Fund
Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.316% 5/1/35 (c)	$ 1,016	$ 1,005
4.324% 10/1/33 (c)	372	367
4.327% 12/1/34 (c)	422	422
4.339% 9/1/34 (c)	1,119	1,110
4.348% 1/1/35 (c)	752	741
4.354% 1/1/35 (c)	846	834
4.364% 9/1/34 (c)	2,711	2,691
4.367% 2/1/34 (c)	1,687	1,669
4.368% 4/1/35 (c)	482	476
4.378% 6/1/33 (c)	461	458
4.394% 2/1/35 (c)	1,107	1,090
4.403% 5/1/35 (c)	2,180	2,150
4.409% 10/1/34 (c)	4,236	4,179
4.411% 11/1/34 (c)	9,304	9,252
4.439% 10/1/34 (c)	3,626	3,607
4.44% 3/1/35 (c)	997	982
4.445% 4/1/34 (c)	1,150	1,142
4.467% 8/1/34 (c)	2,271	2,245
4.477% 1/1/35 (c)	1,124	1,119
4.481% 5/1/35 (c)	736	726
4.5% 7/1/18 to 12/1/20	83,429	81,053
4.517% 8/1/34 (c)	1,477	1,489
4.541% 2/1/35 (c)	782	775
4.542% 2/1/35 (c)	4,700	4,694
4.544% 7/1/34 (c)	1,221	1,214
4.545% 7/1/35 (c)	2,721	2,693
4.56% 2/1/35 (c)	474	474
4.561% 1/1/35 (c)	1,620	1,620
4.577% 9/1/34 (c)	3,154	3,129
4.581% 9/1/34 (c)	21,808	21,600
4.584% 2/1/35 (c)	3,372	3,335
4.605% 8/1/34 (c)	1,087	1,081
4.627% 1/1/33 (c)	533	533
4.629% 9/1/34 (c)	319	318
4.637% 10/1/35 (c)	370	366
4.653% 3/1/35 (c)	400	400
4.712% 10/1/32 (c)	217	218
4.725% 3/1/35 (c)	1,178	1,168
4.728% 2/1/33 (c)	159	159
4.73% 7/1/34 (c)	2,088	2,070
4.732% 10/1/32 (c)	211	212
4.808% 12/1/32 (c)	1,014	1,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.814% 2/1/33 (c)	$ 1,191	$ 1,188
4.815% 5/1/33 (c)	43	43
4.825% 12/1/34 (c)	810	806
4.83% 1/1/35 (c)	135	135
4.835% 8/1/34 (c)	873	867
4.898% 10/1/35 (c)	2,266	2,255
4.904% 12/1/32 (c)	82	82
4.98% 11/1/32 (c)	593	599
5% 12/1/15 to 12/1/35	296,213	287,539
5.031% 2/1/35 (c)	424	425
5.035% 11/1/34 (c)	200	200
5.046% 7/1/34 (c)	495	496
5.105% 5/1/35 (c)	5,173	5,190
5.106% 9/1/34 (c)	850	849
5.197% 6/1/35 (c)	3,748	3,753
5.216% 8/1/33 (c)	1,176	1,170
5.276% 3/1/35 (c)	537	538
5.333% 7/1/35 (c)	520	521
5.349% 12/1/34 (c)	1,601	1,601
5.5% 4/1/09 to 12/1/35 (b)	532,736	529,209
6% 9/1/17 to 10/1/32	38,197	38,798
6.5% 3/1/13 to 3/1/35	30,561	31,391
7% 7/1/13 to 5/1/30	3,734	3,891
7.5% 8/1/10 to 10/1/15	233	244
8% 1/1/22	68	70
8.5% 1/1/15 to 4/1/16	707	747
9% 5/1/14	711	768
9.5% 11/15/09 to 10/1/20	1,204	1,304
10% 8/1/10	19	19
11.5% 6/15/19 to 1/15/21	2,001	2,190
		1,158,276
Freddie Mac – 2.0%
4.055% 12/1/34 (c)	791	783
4.113% 12/1/34 (c)	1,152	1,133
4.176% 1/1/35 (c)	1,066	1,048
4.288% 3/1/35 (c)	1,008	998
4.296% 5/1/35 (c)	1,796	1,775
4.305% 12/1/34 (c)	1,089	1,069
4.33% 1/1/35 (c)	2,347	2,333
4.366% 2/1/35 (c)	2,163	2,143
4.445% 3/1/35 (c)	1,016	994

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Fidelity Government Income Fund
Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac – continued
4.446% 2/1/34 (c)	$ 1,067	$ 1,051
4.465% 6/1/35 (c)	1,477	1,455
4.49% 3/1/35 (c)	1,115	1,091
4.49% 3/1/35 (c)	7,191	7,073
4.554% 2/1/35 (c)	1,610	1,590
4.704% 9/1/35 (c)	36,005	35,741
4.782% 10/1/32 (c)	142	142
4.996% 3/1/33 (c)	410	407
5% 1/1/09 to 9/1/35	9,230	8,931
5.013% 4/1/35 (c)	5,659	5,649
5.326% 8/1/33 (c)	434	439
5.5% 11/1/20	27,521	27,678
5.651% 4/1/32 (c)	244	248
6% 5/1/33	9,063	9,182
7% 4/1/11	5	5
7.5% 7/1/10 to 5/1/16	2,304	2,424
8% 1/1/10 to 6/1/11	37	37
8.5% 8/1/08 to 12/1/25	154	162
9% 8/1/09 to 12/1/10	89	92
9.75% 8/1/14	173	188
		115,861
Government National Mortgage Association – 0.2%
4.25% 7/20/34 (c)	1,551	1,524
6% 7/15/08 to 12/15/10	4,240	4,318
6.5% 5/15/28 to 11/15/32	1,196	1,248
7% 10/15/26 to 8/15/32	53	56
7.5% 3/15/28 to 8/15/28	149	157
8% 11/15/06 to 12/15/23	1,198	1,282
8.5% 10/15/08 to 2/15/31	81	85
9.5% 2/15/25	1	1
		8,671

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,298,300)		1,282,808

Asset Backed Securities 0.6%

Fannie Mae Grantor Trust Series 2005-T4
Class A1C, 4.68% 9/25/35 (c)
(Cost $37,030)	37,030	37,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations 9.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency 9.3%
Fannie Mae:
planned amortization class:
Series 1993-109 Class NZ, 6% 7/25/08	$ 3,795	$ 3,809
Series 1993-160 Class PK, 6.5% 11/25/22	667	665
Series 1993-207 Class H, 6.5% 11/25/23	18,360	19,127
Series 1994-23 Class PG, 6% 4/25/23	9,565	9,637
Series 1994-27 Class PJ, 6.5% 6/25/23	2,093	2,100
Series 1994-50 Class PJ, 6.5% 8/25/23	15,748	15,888
Series 1996-28 Class PK, 6.5% 7/25/25	3,430	3,566
Series 2003-28 Class KG, 5.5% 4/25/23	4,225	4,143
sequential pay Series 1997-41 Class J, 7.5% 6/18/27	4,187	4,414
Fannie Mae Grantor Trust floater Series 2005-93:
Class MF, 4.78% 8/25/34 (c)	31,407	31,212
Class NF, 4.78% 8/25/34 (c)	19,748	19,587
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2003-122 Class FL, 4.88% 7/25/29 (c)	3,279	3,296
Series 2003-131 Class FM, 4.93% 12/25/29 (c)	2,423	2,430
Series 2004-33 Class FW, 4.93% 8/25/25 (c)	5,620	5,636
planned amortization class:
Series 2002-25 Class PD, 6.5% 3/25/31	17,091	17,267
Series 2002-8 Class PD, 6.5% 7/25/30	589	588
Series 2003-91 Class HA, 4.5% 11/25/16	8,590	8,466
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	20,620	20,171
Series 2005-41 Class WY, 5.5% 5/25/25	15,330	15,189
Series 2002-50 Class LE, 7% 12/25/29	577	581
Freddie Mac:
floater:
Series 2344 Class FP, 5.42% 8/15/31 (c)	4,221	4,316
Series 3028 Class FM, 4.72% 9/15/35 (c)	19,216	19,114
planned amortization class Series 1413 Class J, 4%
11/15/07	1,502	1,492
sequential pay:
Series 2114 Class ZM, 6% 1/15/29	2,563	2,593
Series 2516 Class AH, 5% 1/15/16	1,257	1,252
Freddie Mac Manufactured Housing participation certificates
guaranteed:
planned amortization class Series 1681 Class PJ, 7%
12/15/23	9,200	9,426
Series 1560 Class PN, 7% 12/15/12	12,868	13,071

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Fidelity Government Income Fund
Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (c)	$ 7,360	$ 7,511
Class PF, 5.45% 12/15/31 (c)	6,340	6,497
Series 2410 Class PF, 5.45% 2/15/32 (c)	14,540	14,885
Series 2412 Class GF, 5.42% 2/15/32 (c)	3,117	3,188
Series 2553 Class FB, 4.97% 3/15/29 (c)	17,107	17,199
Series 2577 Class FW, 4.97% 1/15/30 (c)	12,673	12,745
Series 2861 Class GF, 4.77% 1/15/21 (c)	3,341	3,343
Series 2994 Class FB, 4.62% 6/15/20 (c)	4,707	4,695
planned amortization class:
Class 2325 Class PL, 7% 1/15/31	1,069	1,071
Series 1614 Class L, 6.5% 7/15/23	8,138	8,312
Series 1727 Class H, 6.5% 8/15/23	4,216	4,228
Series 2461 Class PG, 6.5% 1/15/31	562	563
Series 2628 Class OE, 4.5% 6/15/18	9,400	9,067
Series 2690:
Class PD, 5% 2/15/27	12,900	12,798
Class TB, 4.5% 12/15/17	5,555	5,529
Series 2755 Class LC, 4% 6/15/27	9,685	9,269
Series 2760 Class EC, 4.5% 4/15/17	8,098	7,788
Series 2763 Class PD, 4.5% 12/15/17	10,150	9,784
Series 2770 Class UD, 4.5% 5/15/17	15,620	15,084
Series 2780 Class OC, 4.5% 3/15/17	4,980	4,865
Series 2802 Class OB, 6% 5/15/34	7,795	8,027
Series 2828 Class JA, 4.5% 1/15/10	7,111	7,079
Series 2831 Class PB, 5% 7/15/19	4,945	4,846
Series 2885 Class PC, 4.5% 3/15/18	6,710	6,538
Series 2966 Class XC, 5.5% 1/15/31	25,111	24,996
sequential pay:
Series 2608 Class FJ, 4.87% 3/15/17 (c)	11,100	11,158
Series 2638 Class FA, 4.87% 11/15/16 (c)	10,221	10,265
Series 2644 Class EF, 4.82% 2/15/18 (c)	11,411	11,465
Series 2866 Class N, 4.5% 12/15/18	5,873	5,761
Series 2998 Class LY, 5.5% 7/15/25	1,720	1,705
Series 3007 Class EW, 5.5% 7/15/25	6,620	6,639
Series 2769 Class BU, 5% 3/15/34	5,134	4,851
target amortization class Series 2156 Class TC, 6.25%
5/15/29	7,970	8,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Ginnie Mae guaranteed REMIC pass thru securities planned
amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	$ 6,750	$ 6,985
Series 2001-53 Class TA, 6% 12/20/30	11	11
Series 2005-58 Class NJ, 4.5% 8/20/35	16,000	15,661
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $537,459)		531,553

Cash Equivalents 1.6%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $91,336)	$ 91,347	91,336

TOTAL INVESTMENT PORTFOLIO 99.2%
(Cost $5,707,083)		5,683,015

NET OTHER ASSETS – 0.8%		47,352
NET ASSETS 100%		$ 5,730,367

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $11,574,000 or
0.2% of net assets.

(b) A portion of the security is subject to a
forward commitment to sell.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Fidelity Government Income Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $91,336)
See accompanying schedule:
Unaffiliated issuers (cost $5,707,083)		$5,683,015
Commitment to sell securities on a delayed delivery basis	$(37,584)
Receivable for securities sold on a delayed delivery basis	37,691	107
Receivable for investments sold, regular delivery		755
Receivable for fund shares sold		6,733
Interest receivable		44,664
Total assets		5,735,274

Liabilities
Payable for fund shares redeemed	$2,495
Distributions payable	274
Accrued management fee	1,524
Transfer agent fee payable	474
Other affiliated payables	139
Other payables and accrued expenses	1
Total liabilities		4,907

Net Assets		$5,730,367
Net Assets consist of:
Paid in capital		$5,777,145
Undistributed net investment income		1,336
Accumulated undistributed net realized gain (loss) on
investments		(24,153)
Net unrealized appreciation (depreciation) on
investments		(23,961)
Net Assets, for 568,108 shares outstanding		$5,730,367
Net Asset Value, offering price and redemption price per
share ($5,730,367 ÷ 568,108 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$117,736

Expenses
Management fee	$8,712
Transfer agent fees	2,703
Fund wide operations fee	736
Independent trustees’ compensation	11
Miscellaneous	5
Total expenses before reductions	12,167
Expense reductions	(157)	12,010

Net investment income		105,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(15,295)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(39,294)
Delayed delivery commitments	107
Total change in net unrealized appreciation
(depreciation)		(39,187)
Net gain (loss)		(54,482)
Net increase (decrease) in net assets resulting from
operations		$51,244

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Fidelity Government Income Fund
Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$105,726	$148,489
Net realized gain (loss)	(15,295)	6,387
Change in net unrealized appreciation (depreciation) .	(39,187)	31,902
Net increase (decrease) in net assets resulting
from operations	51,244	186,778
Distributions to shareholders from net investment income .	(113,131)	(144,880)
Distributions to shareholders from net realized gain	—	(15,082)
Total distributions	(113,131)	(159,962)
Share transactions
Proceeds from sales of shares	820,472	1,285,690
Reinvestment of distributions	111,259	156,778
Cost of shares redeemed	(266,852)	(510,049)
Net increase (decrease) in net assets resulting from
share transactions	664,879	932,419
Total increase (decrease) in net assets	602,992	959,235

Net Assets
Beginning of period	5,127,375	4,168,140
End of period (including undistributed net investment
income of $1,336 and undistributed net investment
income of $8,741, respectively)	$5,730,367	$5,127,375

Other Information
Shares
Sold	80,850	125,500
Issued in reinvestment of distributions	10,974	15,297
Redeemed	(26,301)	(49,765)
Net increase (decrease)	65,523	91,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights
	Six months ended
	January 31,
	2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.20	$ 10.13	$ 10.16	$ 10.30	$ 9.98	$ 9.49
Income from Investment
Operations
Net investment
incomeD		198.329	.307	.374	.452F	.577
Net realized and
unrealized gain
(loss)	(.097)	.097	.124	(.014)	.335F	.525
Total from investment
operations		101.426	.431	.360	.787	1.102
Distributions from net
investment income	(.211)	(.321)	(.301)	(.370)	(.467)	(.612)
Distributions from net
realized gain		(.035)	(.160)	(.130)	—	—
Total distributions	(.211)	(.356)	(.461)	(.500)	(.467)	(.612)
Net asset value,
end of period	$ 10.09	$ 10.20	$ 10.13	$ 10.16	$ 10.30	$ 9.98
Total ReturnB,C	1.00%	4.24%	4.30%	3.45%	8.08%	11.92%
Ratios to Average Net AssetsE
Expenses before
reductions	45%A	.58%	.63%	.65%	.69%	.61%
Expenses net of fee
waivers, if any	45%A	.58%	.63%	.65%	.69%	.61%
Expenses net of all
reductions	44%A	.58%	.63%	.65%	.68%	.60%
Net investment
income	3.88%A	3.21%	3.01%	3.56%	4.50%F	5.91%
Supplemental Data
Net assets, end of
period (in millions)	$ 5,730	$ 5,127	$ 4,168	$ 3,622	$ 2,920	$ 2,154
Portfolio turnover
rate	109%A	114%	224%	253%	284%	214%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Fidelity Intermediate Government Income Fund
Investment Changes

Coupon Distribution as of January 31, 2006
	% of fund’s	% of fund’s investments
	investments	6 months ago
Less than 1%	3.0	0.0
1 – 1.99%	5.6	1.9
2 – 2.99%	2.6	21.8
3 – 3.99%	27.2	32.0
4 – 4.99%	27.0	11.4
5 – 5.99%	18.7	15.1
6 – 6.99%	14.0	15.2
7% and over	1.9	2.3

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	4.6	4.2

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	3.2	3.1

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Semiannual Report 34

Fidelity Intermediate Government Income Fund Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 68.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations 31.9%
Fannie Mae:
3.25% 1/15/08	$ 28,370	$ 27,571
4.5% 10/15/08	7,090	7,040
4.625% 10/15/13	570	561
4.625% 10/15/14	9,300	9,154
4.75% 12/15/10	48,500	48,378
5.125% 1/2/14	6,000	5,990
5.5% 3/15/11	18,235	18,795
6% 5/15/11	42,889	45,221
6.25% 2/1/11	1,285	1,353
6.375% 6/15/09	11,870	12,437
Federal Home Loan Bank:
3.8% 12/22/06	3,640	3,608
5.8% 9/2/08	9,595	9,801
Freddie Mac:
4% 8/17/07	996	984
4.125% 4/2/07	5,318	5,275
5.75% 1/15/12	986	1,031
5.875% 3/21/11	1,075	1,116
Government Loan Trusts (assets of Trust guaranteed by U.S.
Government through Agency for International Development)
Series 1-B, 8.5% 4/1/06	1,050	1,070
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series
1994 A, 7.39% 6/26/06	500	507
Israeli State (guaranteed by U.S. Government through Agency
for International Development):
6.6% 2/15/08	13,540	13,801
6.8% 2/15/12	7,500	8,083
Private Export Funding Corp.:
secured:
5.66% 9/15/11 (a)	9,000	9,334
5.685% 5/15/12	3,915	4,085
3.375% 2/15/09	745	716
4.974% 8/15/13	3,435	3,450
Small Business Administration guaranteed development
participation certificates Series 2004-20H Class 1, 5.17%
8/1/24	875	878
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	10,000	10,060

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Fidelity Intermediate Government Income Fund
Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999-A: – continued
6.06% 8/1/10	$ 10,000	$ 10,255
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank) 8.17%
1/15/07	643	654

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		261,208
U.S. Treasury Inflation Protected Obligations 11.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,040	24,003
1.625% 1/15/15	46,580	45,190
2% 1/15/14	21,394	21,424

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		90,617
U.S. Treasury Obligations – 25.5%
U.S. Treasury Notes:
3.375% 9/15/09	92,130	88,707
3.75% 5/15/08	88,840	87,414
4% 8/31/07	1,029	1,021
4.25% 11/15/14	7,000	6,848
4.375% 12/15/10	15,060	14,974
4.75% 5/15/14	10,000	10,138

TOTAL U.S. TREASURY OBLIGATIONS		209,102

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $566,846)		560,927

U.S. Government Agency Mortgage Securities 16.3%

Fannie Mae – 12.8%
3.476% 4/1/34 (b)	294	292
3.723% 1/1/35 (b)	211	208
3.752% 10/1/33 (b)	121	118
3.756% 12/1/34 (b)	145	142
3.788% 12/1/34 (b)	33	33
3.791% 6/1/34 (b)	600	577
3.82% 6/1/33 (b)	110	108
See accompanying notes which are an integral part of the financial statements.

Semiannual Report 36

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
3.825% 1/1/35 (b)	$ 153	$ 150
3.847% 1/1/35 (b)	405	398
3.869% 1/1/35 (b)	247	246
3.877% 6/1/33 (b)	593	584
3.889% 12/1/34 (b)	139	139
3.902% 10/1/34 (b)	173	171
3.945% 5/1/34 (b)	43	44
3.948% 11/1/34 (b)	277	274
3.958% 1/1/35 (b)	186	184
3.971% 5/1/33 (b)	45	44
3.981% 12/1/34 (b)	131	130
3.983% 12/1/34 (b)	902	897
3.984% 12/1/34 (b)	179	178
3.988% 1/1/35 (b)	113	112
3.991% 2/1/35 (b)	121	120
4% 9/1/18	2,044	1,949
4.014% 12/1/34 (b)	90	89
4.026% 1/1/35 (b)	241	239
4.03% 2/1/35 (b)	117	116
4.037% 1/1/35 (b)	62	61
4.039% 10/1/18 (b)	128	126
4.053% 4/1/33 (b)	50	49
4.057% 1/1/35 (b)	115	113
4.063% 12/1/34 (b)	261	259
4.075% 1/1/35 (b)	246	244
4.094% 2/1/35 (b)	78	78
4.097% 2/1/35 (b)	230	228
4.101% 2/1/35 (b)	78	77
4.105% 2/1/35 (b)	446	443
4.111% 1/1/35 (b)	249	247
4.114% 11/1/34 (b)	193	191
4.121% 1/1/35 (b)	458	453
4.123% 1/1/35 (b)	252	251
4.127% 2/1/35 (b)	278	275
4.144% 1/1/35 (b)	369	368
4.159% 2/1/35 (b)	213	212
4.171% 1/1/35 (b)	206	204
4.176% 11/1/34 (b)	71	70
4.179% 1/1/35 (b)	466	462
4.181% 1/1/35 (b)	278	272
4.188% 10/1/34 (b)	348	349
4.205% 3/1/34 (b)	111	109

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Fidelity Intermediate Government Income Fund
Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.25% 2/1/35 (b)	$ 133	$ 131
4.255% 1/1/34 (b)	328	325
4.277% 1/1/35 (b)	135	134
4.278% 2/1/35 (b)	72	71
4.288% 8/1/33 (b)	269	266
4.292% 7/1/34 (b)	115	116
4.295% 3/1/35 (b)	120	119
4.297% 3/1/33 (b)	150	149
4.301% 10/1/34 (b)	68	68
4.313% 3/1/33 (b)	71	70
4.316% 5/1/35 (b)	188	186
4.324% 10/1/33 (b)	57	57
4.327% 12/1/34 (b)	96	96
4.339% 9/1/34 (b)	151	150
4.348% 1/1/35 (b)	133	131
4.354% 1/1/35 (b)	150	148
4.358% 9/1/34 (b)	1,113	1,104
4.364% 9/1/34 (b)	422	419
4.367% 2/1/34 (b)	328	325
4.368% 4/1/35 (b)	80	79
4.378% 6/1/33 (b)	73	73
4.394% 2/1/35 (b)	209	206
4.403% 5/1/35 (b)	388	383
4.409% 10/1/34 (b)	657	649
4.411% 11/1/34 (b)	2,017	2,006
4.439% 10/1/34 (b)	721	717
4.44% 3/1/35 (b)	199	196
4.445% 4/1/34 (b)	207	205
4.467% 8/1/34 (b)	428	423
4.477% 1/1/35 (b)	201	200
4.481% 5/1/35 (b)	163	161
4.487% 7/1/36 (b)	877	879
4.5% 4/1/20 to 10/1/20	7,854	7,627
4.517% 8/1/34 (b)	295	297
4.541% 2/1/35 (b)	142	141
4.542% 2/1/35 (b)	884	882
4.544% 7/1/34 (b)	199	198
4.545% 7/1/35 (b)	464	460
4.56% 2/1/35 (b)	92	92
4.561% 1/1/35 (b)	253	253
4.577% 9/1/34 (b)	488	484
4.581% 9/1/34 (b)	3,158	3,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
4.584% 2/1/35 (b)	$ 501	$ 496
4.605% 8/1/34 (b)	167	166
4.627% 1/1/33 (b)	82	83
4.629% 9/1/34 (b)	56	56
4.637% 10/1/35 (b)	92	91
4.653% 3/1/35 (b)	60	60
4.687% 3/1/35 (b)	1,119	1,119
4.712% 10/1/32 (b)	30	30
4.725% 3/1/35 (b)	227	225
4.728% 2/1/33 (b)	25	25
4.73% 7/1/34 (b)	398	394
4.732% 10/1/32 (b)	35	35
4.808% 12/1/32 (b)	184	185
4.814% 2/1/33 (b)	163	163
4.815% 5/1/33 (b)	11	11
4.825% 12/1/34 (b)	132	131
4.83% 1/1/35 (b)	15	15
4.835% 8/1/34 (b)	134	133
4.898% 10/1/35 (b)	311	310
4.904% 12/1/32 (b)	13	13
4.98% 11/1/32 (b)	92	93
5.031% 2/1/35 (b)	66	66
5.035% 11/1/34 (b)	29	29
5.046% 7/1/34 (b)	77	77
5.105% 5/1/35 (b)	904	907
5.106% 9/1/34 (b)	113	113
5.197% 6/1/35 (b)	650	651
5.216% 8/1/33 (b)	182	181
5.276% 3/1/35 (b)	90	90
5.333% 7/1/35 (b)	81	81
5.349% 12/1/34 (b)	216	216
5.5% 1/1/09 to 11/1/35	50,751	50,494
6% 4/1/16 to 11/1/17	1,960	2,003
6.5% 2/1/17 to 3/1/35	6,956	7,144
7% 12/1/08 to 9/1/31	681	703
9% 2/1/13	187	199
9.5% 11/15/09	260	276
10.25% 10/1/09 to 10/1/18	11	12
11% 8/1/10 to 1/1/16	511	558
11.25% 5/1/14 to 1/1/16	69	76
11.5% 9/1/11 to 6/15/19	317	348
12.25% 7/1/12 to 9/1/13	18	19

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Fidelity Intermediate Government Income Fund
Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – continued
12.5% 9/1/12 to 7/1/16	$ 213	$ 235
12.75% 10/1/11 to 6/1/15	171	191
13% 7/1/13 to 7/1/15	105	117
13.25% 9/1/11	101	114
13.5% 11/1/14 to 12/1/14	17	19
15% 4/1/12	4	4
		105,244
Freddie Mac – 3.2%
4% 1/1/19 to 4/1/19	2,300	2,190
4.055% 12/1/34 (b)	144	142
4.113% 12/1/34 (b)	201	198
4.176% 1/1/35 (b)	684	673
4.288% 3/1/35 (b)	194	192
4.296% 5/1/35 (b)	330	327
4.305% 12/1/34 (b)	209	206
4.366% 2/1/35 (b)	418	414
4.445% 3/1/35 (b)	189	185
4.446% 2/1/34 (b)	205	202
4.465% 6/1/35 (b)	261	257
4.49% 3/1/35 (b)	219	214
4.49% 3/1/35 (b)	1,278	1,257
4.554% 2/1/35 (b)	322	318
4.704% 9/1/35 (b)	5,265	5,226
4.782% 10/1/32 (b)	26	26
4.996% 3/1/33 (b)	63	63
5% 7/1/35 to 9/1/35	2,781	2,686
5.013% 4/1/35 (b)	1,034	1,032
5.078% 9/1/32 (b)	499	502
5.326% 8/1/33 (b)	100	101
5.5% 11/1/20	5,219	5,249
5.651% 4/1/32 (b)	37	38
6.5% 5/1/08	84	85
8.5% 6/1/14 to 6/1/17	135	138
9% 11/1/09 to 8/1/16	70	75
9.5% 7/1/16 to 8/1/21	465	505
10% 7/1/09 to 3/1/21	1,035	1,117
10.5% 9/1/09 to 5/1/21	107	116
11% 2/1/11 to 9/1/20	47	52
11.25% 2/1/10 to 10/1/14	124	134
11.5% 10/1/15 to 8/1/19	67	73
11.75% 11/1/11 to 7/1/15	14	15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac – continued
12% 10/1/09 to 11/1/19	$ 221	$ 241
12.25% 12/1/11 to 8/1/15	141	155
12.5% 10/1/09 to 6/1/19	1,096	1,205
12.75% 2/1/10 to 10/1/10	11	12
13% 9/1/10 to 5/1/17	178	197
13.25% 11/1/10 to 12/1/14	44	49
13.5% 11/1/10 to 8/1/11	47	52
14% 11/1/12 to 4/1/16	7	8
14.5% 12/1/10	2	2
14.75% 3/1/10	2	2
		25,931
Government National Mortgage Association – 0.3%
8% 9/15/06 to 12/15/23	658	701
8.5% 6/15/16 to 2/15/17	9	9
10.5% 9/15/15 to 10/15/21	1,027	1,145
10.75% 12/15/09 to 3/15/10	19	20
11% 7/20/15 to 1/20/21	47	50
12.5% 12/15/10	2	2
13% 1/15/11 to 3/15/14	113	125
13.25% 8/15/14	11	12
13.5% 6/15/10 to 12/15/14	55	62
14% 6/15/11	8	9
17% 12/15/11	2	3
		2,138

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $133,810)		133,313

Asset Backed Securities 0.8%

Fannie Mae Grantor Trust Series 2005-T4
Class A1C, 4.68% 9/25/35 (b)
(Cost $6,285)	6,285	6,290

Collateralized Mortgage Obligations 13.6%

U.S. Government Agency 13.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 3.95% 4/25/24 (b)	4,839	4,714
Series 2003-25 Class CF, 4.88% 3/25/17 (b)	2,745	2,754

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Fidelity Intermediate Government Income Fund
Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Fannie Mae: – continued
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	$ 119	$ 128
Series 1994-12 Class PH, 6.25% 1/25/09	1,427	1,439
Series 2003-28 Class KG, 5.5% 4/25/23	725	711
Series 2003-39 Class PV, 5.5% 9/25/22	1,905	1,901
sequential pay Series 1993-238 Class C, 6.5% 12/25/08 .	6,166	6,210
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.51% 8/25/31 (b)	1,072	1,096
Series 2002-60 Class FV, 5.53% 4/25/32 (b)	323	332
Series 2002-68 Class FH, 4.98% 10/18/32 (b)	1,285	1,301
Series 2002-74 Class FV, 4.98% 11/25/32 (b)	5,216	5,259
Series 2002-75 Class FA, 5.53% 11/25/32 (b)	662	681
Series 2003-122 Class FL, 4.88% 7/25/29 (b)	556	559
Series 2003-131 Class FM, 4.93% 12/25/29 (b)	394	395
Series 2003-15 Class WF, 4.88% 8/25/17 (b)	672	675
Series 2004-31 Class F, 4.83% 6/25/30 (b)	987	988
Series 2004-33 Class FW, 4.93% 8/25/25 (b)	953	956
planned amortization class:
Series 2002-11 Class QB, 5.5% 3/25/15	536	536
Series 2002-16 Class PG, 6% 4/25/17	1,273	1,311
Series 2002-18 Class PC, 5.5% 4/25/17	1,045	1,059
Series 2003-91 Class HA, 4.5% 11/25/16	1,485	1,464
sequential pay:
Series 2002-79 Class Z, 5.5% 11/25/22	3,496	3,420
Series 2005-4 Class ED, 5% 6/25/27	5,000	4,965
Series 2005-41 Class WY, 5.5% 5/25/25	2,600	2,576
Series 2002-50 Class LE, 7% 12/25/29	154	155
Series 2005-69 Class ZL, 4.5% 8/25/25	1,184	1,178
Freddie Mac floater:
Series 2344 Class FP, 5.42% 8/15/31 (b)	640	654
Series 3028 Class FM, 4.72% 9/15/35 (b)	2,951	2,936
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (b)	1,273	1,299
Class PF, 5.45% 12/15/31 (b)	1,095	1,122
Series 2410 Class PF, 5.45% 2/15/32 (b)	2,515	2,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
floater:
Series 2412 Class GF, 5.42% 2/15/32 (b)	$ 473	$ 483
Series 2526 Class FC, 4.87% 11/15/32 (b)	1,562	1,571
Series 2553 Class FB, 4.97% 3/15/29 (b)	2,770	2,785
Series 2577 Class FW, 4.97% 1/15/30 (b)	2,054	2,066
Series 2625 Class FJ, 4.77% 7/15/17 (b)	1,607	1,609
Series 2861 Class GF, 4.77% 1/15/21 (b)	541	542
Series 2994 Class FB, 4.62% 6/15/20 (b)	800	798
planned amortization class:
Series 1543 Class VK, 6.7% 1/15/23	1,805	1,811
Series 2640:
Class GE, 4.5% 7/15/18	3,690	3,558
Class GR, 3% 3/15/10	944	939
Series 2802 Class OB, 6% 5/15/34	1,355	1,395
Series 2810 Class PD, 6% 6/15/33	1,020	1,034
Series 2828 Class JA, 4.5% 1/15/10	1,437	1,430
sequential pay:
Series 1929 Class EZ, 7.5% 2/17/27	3,451	3,639
Series 2608 Class FJ, 4.87% 3/15/17 (b)	1,683	1,691
Series 2617 Class GW, 3.5% 6/15/16	2,296	2,234
Series 2630 Class MB, 4.5% 6/15/18	6,525	6,142
Series 2638 Class FA, 4.87% 11/15/16 (b)	1,550	1,557
Series 2644 Class EF, 4.82% 2/15/18 (b)	1,730	1,738
Series 2866 Class N, 4.5% 12/15/18	1,340	1,314
Series 2998 Class LY, 5.5% 7/15/25	295	292
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,128
Series 3013 Class VJ, 5% 1/15/14	2,361	2,348
Series 2689 Class CN, 4.5% 2/15/23	10,000	9,752
Series 2769 Class BU, 5% 3/15/34	1,254	1,184
Series 3018 Class ZA, 5.5% 8/15/35	242	242
Ginnie Mae guaranteed REMIC pass thru securities planned
amortization class:
Series 2001-53 Class TA, 6% 12/20/30	4	4
Series 2005-58 Class NJ, 4.5% 8/20/35	3,100	3,034
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $112,842)		111,669

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Fidelity Intermediate Government Income Fund
Investments (Unaudited) continued

Cash Equivalents 0.1%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by
U.S. Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $1,199)	$ 1,199	$ 1,199

TOTAL INVESTMENT PORTFOLIO 99.3%
(Cost $820,982)		813,398

NET OTHER ASSETS – 0.7%		5,854
NET ASSETS 100%		$ 819,252
Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $9,334,000 or
1.1% of net assets.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

Income Tax Information

At July 31, 2005, the fund had a capital loss carryforward of approximately $23,098,000 of which $11,911,000, $7,507,000, $3,266,000 and $414,000 will expire on July 31, 2008, 2009, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 44

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $1,199)
See accompanying schedule:
Unaffiliated issuers (cost $820,982)		$813,398
Cash		1
Receivable for investments sold		238
Receivable for fund shares sold		262
Interest receivable		6,945
Total assets		820,844

Liabilities
Payable for fund shares redeemed	$913
Distributions payable	362
Accrued management fee	222
Other affiliated payables	93
Other payables and accrued expenses	2
Total liabilities		1,592

Net Assets		$819,252
Net Assets consist of:
Paid in capital		$857,928
Undistributed net investment income		1,352
Accumulated undistributed net realized gain (loss) on
investments		(32,444)
Net unrealized appreciation (depreciation) on
investments		(7,584)
Net Assets, for 81,841 shares outstanding		$819,252
Net Asset Value, offering price and redemption price per
share ($819,252 ÷ 81,841 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Fidelity Intermediate Government Income Fund
Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$18,185

Expenses
Management fee	$1,375
Transfer agent fees	427
Fund wide operations fee	116
Independent trustees’ compensation	2
Miscellaneous	1
Total expenses before reductions	1,921
Expense reductions	(7)	1,914

Net investment income		16,271
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4,240)
Change in net unrealized appreciation (depreciation) on
investment securities		(3,327)
Net gain (loss)		(7,567)
Net increase (decrease) in net assets resulting from
operations		$8,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$16,271	$30,102
Net realized gain (loss)	(4,240)	(3,505)
Change in net unrealized appreciation (depreciation) .	(3,327)	(4,183)
Net increase (decrease) in net assets resulting
from operations	8,704	22,414
Distributions to shareholders from net investment income .	(16,864)	(28,832)
Share transactions
Proceeds from sales of shares	45,407	92,102
Reinvestment of distributions	14,416	24,669
Cost of shares redeemed	(116,368)	(189,450)
Net increase (decrease) in net assets resulting from
share transactions	(56,545)	(72,679)
Total increase (decrease) in net assets	(64,705)	(79,097)

Net Assets
Beginning of period	883,957	963,054
End of period (including undistributed net investment
income of $1,352 and undistributed net investment
income of $1,945, respectively)	$819,252	$883,957

Other Information
Shares
Sold	4,511	9,010
Issued in reinvestment of distributions	1,433	2,416
Redeemed	(11,562)	(18,557)
Net increase (decrease)	(5,618)	(7,131)

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Financial Highlights
	Six months ended
	January 31,
	2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 10.11	$ 10.18	$ 10.17	$ 10.11	$ 9.77	$ 9.32
Income from Investment
Operations
Net investment
incomeD	192.330		.274	.329	.457F	.607
Net realized and
unrealized gain
(loss)	(.092)	(.084)	.014	.056	.353F	.452
Total from investment
operations	100.246		.288	.385	.810	1.059
Distributions from net
investment income	(.200)	(.316)	(.278)	(.325)	(.470)	(.609)
Net asset value,
end of period	$ 10.01	$ 10.11	$ 10.18	$ 10.17	$ 10.11	$ 9.77
Total ReturnB,C	99%	2.43%	2.84%	3.80%	8.51%	11.68%
Ratios to Average Net AssetsE
Expenses before
reductions	45%A	.57%	.60%	.60%	.59%	.64%
Expenses net of fee
waivers, if any	45%A	.57%	.60%	.60%	.59%	.61%
Expenses net of all
reductions	44%A	.57%	.60%	.60%	.59%	.60%
Net investment
income	3.78%A	3.23%	2.67%	3.18%	4.63%F	6.34%
Supplemental Data
Net assets, end of
period (in millions)	$ 819	$ 884	$ 963	$ 1,283	$ 1,107	$ 844
Portfolio turnover
rate	97%A	90%	152%	229%	145%	114%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Ginnie Mae Fund, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribu tion for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Ginnie Mae Fund	$4,326,320	$17,837	$(70,127)	$(52,290)
Government Income Fund	5,704,039	37,273	(58,297)	(21,024)
Intermediate Government
Income Fund	820,055	2,452	(9,109)	(6,657)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agree ments. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the

Semiannual Report

50

2. Operating Policies continued

Repurchase Agreements continued

counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in each applicable fund’s Schedule of Investments. Certain funds may receive compensation for interest forgone in the pur chase of a delayed delivery or when issued security. With respect to purchase commit ments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavor able changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements continued

compliance with swap contracts. Risks may exceed amounts recognized on each applica ble fund’s Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the con tracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the1‘ securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment manage ment related services for which the funds pay a monthly management fee. The manage ment fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund’s average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under manage ment decrease. For the period, each fund’s annualized management fee rate expressed as a percentage of each fund’s average net assets was as follows:

	Individual Rate	Group Rate	Total
Ginnie Mae Fund	20%	.12%	.32%
Government Income Fund	20%	.12%	.32%
Intermediate Government Income Fund	20%	.12%	.32%

Semiannual Report	52

3. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. FSC receives an asset based fee at a rate of .10% of each fund’s average net assets. FSC pays for typeset ting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent trustees or other extraordi nary expenses) in return for a FWOE fee equal to ..35% less the total amount of the man agement fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fees were equiva lent to the following annualized rates expressed as a percentage of average net assets:

Ginnie Mae Fund	03%
Government Income Fund	03%
Intermediate Government Income Fund	03%

4. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

5. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Security Lending continued

the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable fund’s Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Government Income Fund	$128
Intermediate Government Income Fund	$22

6. Expense Reductions.

Through arrangements with each applicable fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

		Transfer
	Management fee	Agent
	expense	expense
	reduction	reduction
Ginnie Mae Fund	$5	$20
Government Income Fund	6	151
Intermediate Government Income Fund	2	5

7. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 and Fidelity Freedom 2020 were the owners of record of approximately 24% and 19% of the total outstanding shares of Fidelity Government Income Fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 66% of the total outstanding shares of Fidelity Government Income Fund.

Semiannual Report

54

Proxy Voting Results

A special meeting of each fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

55 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ginnie Mae Fund / Fidelity Government Income Fund / Fidelity Intermediate Government Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the

Semiannual Report

56

management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

57 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management & Research
(U.K.) Inc.; Ginnie Mae and
Intermediate Government Income
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments
Money Management, Inc.
Fidelity Investments Japan Limited;
Ginnie Mae and Intermediate
Government Income
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

GVT USAN-0306 1.789284.102

Fidelity Total Bond Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	50	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	60	Notes to the financial statements.
Proxy Voting Results	70
Board Approval of	71
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,008.50	$3.90
HypotheticalA	$1,000.00	$1,021.32	$3.92
Class T
Actual	$1,000.00	$1,007.90	$4.45
HypotheticalA	$1,000.00	$1,020.77	$4.48
Class B
Actual	$1,000.00	$1,004.60	$7.83
HypotheticalA	$1,000.00	$1,017.39	$7.88
Class C
Actual	$1,000.00	$1,004.30	$8.13
HypotheticalA	$1,000.00	$1,017.09	$8.19
Total Bond
Actual	$1,000.00	$1,010.10	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$1,009.00	$2.43
HypotheticalA	$1,000.00	$1,022.79	$2.45
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	77%
Class T	88%
Class B	1.55%
Class C	1.61%
Total Bond	45%
Institutional Class	48%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	5.8	6.2

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments January 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 20.8%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 3.7%
Auto Components 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 30,000	$ 24,600
Delphi Corp. 6.5% 8/15/13 (b)	185,000	105,913
Tenneco, Inc. 8.625% 11/15/14	105,000	104,475
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	94,395
Visteon Corp. 7% 3/10/14	190,000	147,013
		476,396
Automobiles – 0.4%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,128,150
7.45% 7/16/31	915,000	674,813
General Motors Corp.:
6.375% 5/1/08	300,000	251,250
8.25% 7/15/23	300,000	219,000
		2,273,213
Diversified Consumer Services – 0.1%
Carriage Services, Inc. 7.875% 1/15/15	200,000	203,000
Service Corp. International (SCI):
6.5% 3/15/08	75,000	75,938
6.75% 4/1/16	305,000	300,425
		579,363
Hotels, Restaurants & Leisure 0.7%
Carrols Corp. 9% 1/15/13	105,000	102,900
Domino’s, Inc. 8.25% 7/1/11	55,000	57,338
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	63,000
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	48,625
8% 11/15/13	225,000	234,281
Herbst Gaming, Inc.:
7% 11/15/14	50,000	49,750
8.125% 6/1/12	70,000	72,800
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,450
Host Marriott LP 7.125% 11/1/13	35,000	36,181
Kerzner International Ltd. 6.75% 10/1/15	140,000	136,500
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	135,000	127,575
MGM MIRAGE:
6% 10/1/09	50,000	49,625
8.375% 2/1/11	40,000	42,950
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,100
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	65,000	65,000
See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
MTR Gaming Group, Inc. 9.75% 4/1/10	$ 135,000	$ 144,450
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	80,600
8.875% 3/15/10	100,000	104,625
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	144,900
Resorts International Hotel & Casino, Inc. 11.5%
3/15/09	225,000	252,000
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	30,000	30,375
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (e)	70,000	70,875
7.25% 5/1/12	50,000	50,625
Six Flags, Inc.:
9.625% 6/1/14	180,000	183,150
9.75% 4/15/13	55,000	56,238
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	101,125
Station Casinos, Inc.:
6% 4/1/12	70,000	70,000
6.5% 2/1/14	40,000	39,850
6.875% 3/1/16	150,000	151,875
Town Sports International, Inc. 9.625% 4/15/11	165,000	172,838
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	95,000	105,806
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	67,400
Vail Resorts, Inc. 6.75% 2/15/14	60,000	60,150
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	40,000	27,600
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (e)	44,000	47,080
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	167,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	160,000	156,000
		3,488,637
Household Durables – 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	646,194
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e) .	80,000	75,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	47,050
6.5% 1/15/14	100,000	96,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Household Durables – continued
K. Hovnanian Enterprises, Inc.: – continued
8.875% 4/1/12	$ 10,000	$ 10,550
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	110,000	100,650
7.5% 1/15/15	175,000	152,250
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,700
		1,215,964
Media – 1.9%
AOL Time Warner, Inc.:
6.875% 5/1/12	45,000	47,791
7.625% 4/15/31	500,000	555,446
Cablevision Systems Corp.:
8% 4/15/12	230,000	218,213
8.7163% 4/1/09 (i)	40,000	40,750
CanWest Media, Inc. 8% 9/15/12	30,000	30,750
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp.:
10.25% 9/15/10	115,000	113,563
10.25% 9/15/10 (e)	100,000	98,500
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (e)	70,000	70,000
Cinemark, Inc. 0% 3/15/14 (c)	100,000	73,000
Comcast Corp.:
4.95% 6/15/16	530,000	492,534
5.85% 1/15/10	500,000	507,820
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,347
7.125% 10/1/12	970,000	1,032,370
CSC Holdings, Inc.:
7% 4/15/12 (e)(i)	160,000	152,000
7.875% 2/15/18	150,000	144,938
8.125% 7/15/09	65,000	65,975
Dex Media, Inc.:
0% 11/15/13 (c)	100,000	82,125
8% 11/15/13	10,000	10,300
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	146,063
7.125% 2/1/16 (e)(f)	250,000	246,575

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Media – continued
EchoStar DBS Corp.: – continued
9.125% 1/15/09	$ 72,000	$ 75,420
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (d)	133,948	133,278
10.25% 10/20/11 (d)	85,460	86,058
10.25% 10/20/11 (d)(e)	9,861	9,930
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	34,400
Houghton Mifflin Co.:
0% 10/15/13 (c)	200,000	164,000
8.25% 2/1/11	100,000	103,750
9.875% 2/1/13	145,000	156,238
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	82,000
Innova S. de R.L. 9.375% 9/19/13	175,000	194,250
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	103,375
Liberty Media Corp.:
5.7% 5/15/13	570,000	531,525
8.25% 2/1/30	740,000	733,435
8.5% 7/15/29	130,000	130,437
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	205,200
MediaNews Group, Inc. 6.375% 4/1/14	100,000	92,250
News America Holdings, Inc. 7.75% 12/1/45	170,000	191,425
News America, Inc.:
6.2% 12/15/34	330,000	322,178
6.4% 12/15/35 (e)	500,000	497,901
Nexstar Broadcasting, Inc. 7% 1/15/14	200,000	184,000
PanAmSat Corp. 9% 8/15/14	84,000	87,780
Paxson Communications Corp.:
7.75% 1/15/12 (e)(i)	200,000	200,000
10.75% 1/15/13 (e)(i)	150,000	143,625
Quebecor Media, Inc. 7.75% 3/15/16 (e)	150,000	153,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,950
10.375% 9/1/14 (e)	30,000	33,675
Rogers Cable, Inc. 6.75% 3/15/15	50,000	50,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	100,000	99,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,182,456
		10,225,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.1%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	$ 100,000	$ 103,750
The May Department Stores Co. 6.7% 7/15/34	620,000	651,748
		755,498
Specialty Retail – 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,350
9% 6/15/12	15,000	15,150
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	166,175
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	83,700
Sonic Automotive, Inc. 8.625% 8/15/13	165,000	162,525
United Auto Group, Inc. 9.625% 3/15/12	50,000	53,125
		539,025
Textiles, Apparel & Luxury Goods – 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	40,000
Levi Strauss & Co.:
9.28% 4/1/12 (i)	70,000	71,575
9.75% 1/15/15	180,000	189,450
12.25% 12/15/12	65,000	73,450
		374,475

TOTAL CONSUMER DISCRETIONARY		19,927,980

CONSUMER STAPLES 0.7%
Beverages – 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (e)	425,000	408,944
Molson Coors Capital Finance ULC 4.85% 9/22/10	1,000,000	984,472
		1,393,416
Food & Staples Retailing – 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,400
6.875% 5/1/29	170,000	161,075
8.25% 7/15/10	40,000	43,200
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,925
8.5% 8/1/14	60,000	57,150
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	115,000	120,750
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	80,200
		532,700

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER STAPLES – continued
Food Products 0.2%
B&G Foods, Inc. 8% 10/1/11	$ 40,000	$ 41,200
Doane Pet Care Co.:
10.625% 11/15/15 (e)	50,000	52,125
10.75% 3/1/10	125,000	136,250
H.J. Heinz Co. 6.428% 12/1/08 (e)(i)	450,000	463,127
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	120,000	122,400
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,800
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	155,453
		1,011,355
Personal Products 0.1%
Avon Products, Inc. 5.125% 1/15/11	490,000	488,181
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	92,250
		580,431
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	400,000	434,710

TOTAL CONSUMER STAPLES		3,952,612

ENERGY 2.2%
Energy Equipment & Services – 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	328,710
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	856,732
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	44,000	45,430
Hanover Compressor Co. 8.625% 12/15/10	20,000	21,250
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,625
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	100,000	122,813
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,471
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,200
		1,474,231
Oil, Gas & Consumable Fuels – 1.9%
Amerada Hess Corp. 6.65% 8/15/11	110,000	117,519
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	126,500
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,500
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (e)	40,000	41,200
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	481,237
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	180,000	189,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chesapeake Energy Corp.:
6.875% 1/15/16	$ 50,000	$ 50,688
7.75% 1/15/15	130,000	137,800
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,500,631
El Paso Corp.:
6.375% 2/1/09 (e)	5,000	4,900
6.5% 6/1/08 (e)	150,000	149,148
6.7% 2/15/27 (e)	65,000	64,188
7.75% 6/15/10 (e)	200,000	207,340
7.875% 6/15/12	400,000	424,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,194
7.75% 1/15/32	15,000	15,833
8.05% 10/15/30	95,000	101,175
El Paso Production Holding Co. 7.75% 6/1/13	140,000	149,100
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	322,206
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	247,763
Enterprise Products Operating LP 5.75% 3/1/35	300,000	275,868
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,250
Gazstream SA 5.625% 7/22/13 (e)	101,829	100,811
Giant Industries, Inc. 8% 5/15/14	130,000	134,713
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	284,278
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (e)	146,000	133,225
Massey Energy Co. 6.625% 11/15/10	40,000	40,800
National Gas Co. of Trinidad & Tobago Ltd. 6.05%
1/15/36 (e)	240,000	236,208
Newfield Exploration Co. 6.625% 9/1/14	90,000	92,925
Nexen, Inc. 5.875% 3/10/35	600,000	584,384
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	54,725
8.25% 3/15/13	40,000	42,600
Pan American Energy LLC 7.125% 10/27/09 (e)	120,000	121,200
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,700
Pemex Project Funding Master Trust:
5.75% 12/15/15 (e)	160,000	158,160
6.125% 8/15/08	250,000	254,625
6.625% 6/15/35 (e)	780,000	780,780
7.375% 12/15/14	340,000	375,360
7.75% 9/28/49	222,000	227,550

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pemex Project Funding Master Trust: – continued
8.625% 2/1/22	$ 50,000	$ 61,375
9.125% 10/13/10	60,000	69,000
Petrobras Energia SA 9.375% 10/30/13	55,000	59,263
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	89,325
7.375% 7/15/13	40,000	41,600
Ship Finance International Ltd. 8.5% 12/15/13	330,000	310,200
Talisman Energy, Inc. 5.85% 2/1/37	350,000	344,294
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)	40,000	41,700
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,675
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (e)	215,000	219,838
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,213
7.625% 7/15/19	30,000	32,709
7.875% 9/1/21	35,000	38,763
8.125% 3/15/12	30,000	32,914
8.75% 3/15/32	165,000	196,697
YPF SA 10% 11/2/28	65,000	76,863
		10,062,013

TOTAL ENERGY		11,536,244

FINANCIALS – 6.1%
Capital Markets 1.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	100,000	96,618
4.25% 9/4/12 (i)	205,000	202,694
E*TRADE Financial Corp.:
7.375% 9/15/13	40,000	40,900
8% 6/15/11	315,000	326,813
Equinox Holdings Ltd. 9% 12/15/09	90,000	96,750
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,103,534
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,120,749
6.6% 1/15/12	500,000	533,164
Lazard Group LLC 7.125% 5/15/15	685,000	717,662
Legg Mason, Inc. 6.75% 7/2/08	30,000	31,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Capital Markets continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 685,000	$ 663,560
Morgan Stanley 6.6% 4/1/12	1,100,000	1,172,070
		6,105,640
Commercial Banks – 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	855,449
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,478
Dresdner Bank AG 10.375% 8/17/09 (e)	100,000	109,750
Korea Development Bank:
3.875% 3/2/09	685,000	662,014
4.75% 7/20/09	320,000	316,738
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (e)	100,000	100,750
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)	200,000	217,200
Wachovia Bank NA 4.875% 2/1/15	1,990,000	1,920,444
Wachovia Corp. 4.875% 2/15/14	175,000	169,515
Western Financial Bank 9.625% 5/15/12	15,000	16,800
		4,403,138
Consumer Finance – 0.8%
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,250
Capital One Bank 6.5% 6/13/13	1,090,000	1,151,912
Ford Motor Credit Co.:
6.625% 6/16/08	90,000	84,689
7% 10/1/13	500,000	452,910
7.375% 2/1/11	1,000,000	927,089
8.625% 11/1/10	100,000	96,264
General Motors Acceptance Corp.:
6.75% 12/1/14	135,000	127,913
6.875% 9/15/11	300,000	286,500
8% 11/1/31	250,000	253,750
Household Finance Corp. 4.125% 11/16/09	170,000	163,730
MBNA America Bank NA 7.125% 11/15/12	500,000	553,961
Triad Acquisition Corp. 11.125% 5/1/13	55,000	54,175
		4,221,143
Diversified Financial Services – 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13	70,000	67,200
Citigroup, Inc. 5% 9/15/14	1,250,000	1,221,335

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount

FINANCIALS – continued
Diversified Financial Services – continued
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		$ 68,000	$ 72,760
JPMorgan Chase & Co. 4.875% 3/15/14		1,475,000	1,424,564
Prime Property Funding, Inc. 5.125% 6/1/15 (e)		510,000	488,612
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		500,000	498,899
Universal City Florida Holding Co. I/II 8.375% 5/1/10	.	30,000	30,000
			3,803,370
Insurance – 0.4%
Aegon NV 4.75% 6/1/13		500,000	482,753
Axis Capital Holdings Ltd. 5.75% 12/1/14		750,000	745,886
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	.	589,000	620,577
UnumProvident Corp. 7.625% 3/1/11		150,000	161,718
			2,010,934
Real Estate 2.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13		115,000	116,438
8.125% 6/1/12		85,000	88,400
Archstone Smith Operating Trust 5.25% 5/1/15		805,000	790,826
Arden Realty LP 5.25% 3/1/15		1,210,000	1,207,605
Boston Properties, Inc. 6.25% 1/15/13		245,000	255,310
Camden Property Trust 5.875% 11/30/12		200,000	203,768
CarrAmerica Realty Corp.:
5.125% 9/1/11		985,000	960,051
5.25% 11/30/07		200,000	199,204
5.5% 12/15/10		490,000	487,368
CB Richard Ellis Services, Inc. 9.75% 5/15/10		10,000	10,850
Colonial Properties Trust:
4.75% 2/1/10		120,000	116,476
5.5% 10/1/15		840,000	813,464
Developers Diversified Realty Corp.:
5% 5/3/10		350,000	343,967
5.25% 4/15/11		205,000	202,070
EOP Operating LP:
4.65% 10/1/10		595,000	576,235
4.75% 3/15/14		135,000	127,085
6.75% 2/15/12		145,000	153,733
6.8% 1/15/09		1,000,000	1,041,108
7% 7/15/11		500,000	534,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. II 10.5% 6/15/09	$ 100,000	$ 105,400
Omega Healthcare Investors, Inc.:
7% 4/1/14	70,000	71,050
7% 4/1/14 (e)	100,000	101,500
7% 1/15/16 (e)	100,000	100,500
Senior Housing Properties Trust 7.875% 4/15/15	213,000	221,520
Simon Property Group LP:
5.1% 6/15/15	485,000	468,052
5.625% 8/15/14	1,000,000	1,005,859
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (e)	150,000	149,250
6.625% 10/15/14	115,000	116,725
		10,567,827
Thrifts & Mortgage Finance – 0.3%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	389,195
Independence Community Bank Corp. 3.75% 4/1/14 (i)	545,000	520,923
Residential Capital Corp. 6.375% 6/30/10	45,000	46,128
Washington Mutual, Inc. 4.625% 4/1/14	750,000	699,617
		1,655,863

TOTAL FINANCIALS		32,767,915

HEALTH CARE – 0.4%
Health Care Providers & Services – 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,800
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	60,000	63,900
Community Health Systems, Inc. 6.5% 12/15/12	80,000	78,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,425
9.5% 8/15/10	110,000	114,675
DaVita, Inc.:
6.625% 3/15/13	40,000	40,400
7.25% 3/15/15	265,000	266,325
HealthSouth Corp.:
7.625% 6/1/12	100,000	102,000
8.375% 10/1/11	150,000	155,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	100,000	102,250
Psychiatric Solutions, Inc. 7.75% 7/15/15	50,000	51,250

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

HEALTH CARE – continued
Health Care Providers & Services – continued
ResCare, Inc. 7.75% 10/15/13 (e)	$ 80,000	$ 80,400
Rural/Metro Corp. 9.875% 3/15/15	130,000	139,750
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (e)	100,000	102,750
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	67,313
6.5% 6/1/12	15,000	13,463
7.375% 2/1/13	175,000	158,813
9.25% 2/1/15 (e)	150,000	147,375
U.S. Oncology, Inc.:
9% 8/15/12	30,000	32,250
10.75% 8/15/14	80,000	88,800
		1,900,764
Pharmaceuticals – 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)	100,000	64,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	47,125
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	60,600
VWR International, Inc.:
6.875% 4/15/12	30,000	29,700
8% 4/15/14	30,000	29,738
		231,913

TOTAL HEALTH CARE		2,132,677

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	513,692
BE Aerospace, Inc. 8.5% 10/1/10	100,000	107,250
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	305,150
6.75% 5/1/12 (e)	105,000	98,438
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,600
Orbital Sciences Corp. 9% 7/15/11	135,000	143,775
		1,208,905
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,375
6.855% 10/15/10	63,128	63,868
6.977% 11/23/22	10,566	10,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru trust certificates: -
continued
6.978% 10/1/12	$ 115,156	$ 117,284
7.024% 4/15/11	365,000	372,023
7.377% 5/23/19	44,581	37,002
7.379% 11/23/17	44,213	36,697
7.8% 4/1/08	65,000	64,513
7.858% 4/1/13	525,000	558,284
AMR Corp. 9% 8/1/12	85,000	77,350
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	357,239	354,222
6.795% 2/2/20	472,482	429,959
9.798% 4/1/21	148,009	149,119
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	350,000	84,000
9.5% 11/18/08 (b)(e)	61,000	51,850
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	335,750
7.299% 9/18/06	1,000	830
7.57% 11/18/10	805,000	790,759
7.779% 1/2/12	85,170	70,691
Northwest Airlines, Inc. 9.875% 3/15/07 (b)	200,000	74,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,474
7.626% 4/1/10	32,062	19,237
7.67% 1/2/15	8,270	7,939
United Airlines pass thru Certificates:
6.071% 9/1/14	288,557	281,170
6.201% 3/1/10	104,439	102,570
6.602% 9/1/13	19,100	18,806
		4,162,836
Building Products 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,200
Nortek, Inc. 8.5% 9/1/14	100,000	97,500
		118,700
Commercial Services & Supplies – 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,988
Adesa, Inc. 7.625% 6/15/12	50,000	50,000
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	145,000	139,200

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 70,000	$ 66,850
7.875% 4/15/13	120,000	124,200
Buhrmann US, Inc. 7.875% 3/1/15	50,000	48,875
Cenveo Corp. 7.875% 12/1/13	60,000	58,500
FTI Consulting, Inc. 7.625% 6/15/13 (e)	105,000	108,675
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)	230,000	231,725
Mac-Gray Corp. 7.625% 8/15/15	150,000	153,000
		1,105,013
Electrical Equipment – 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	18,200
Industrial Conglomerates – 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (e)	190,000	200,281
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (e)	720,000	825,194
Nell AF Sarl 8.375% 8/15/15 (e)	75,000	74,813
		1,100,288
Machinery – 0.1%
Accuride Corp. 8.5% 2/1/15	80,000	79,400
Chart Industries, Inc. 9.125% 10/15/15 (e)	40,000	41,500
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	20,000	21,000
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	50,375
Dresser, Inc. 9.375% 4/15/11	15,000	15,788
Invensys PLC 9.875% 3/15/11 (e)	245,000	248,675
Navistar International Corp. 7.5% 6/15/11	30,000	29,550
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	52,200
Terex Corp. 7.375% 1/15/14	100,000	100,500
		638,988
Marine – 0.1%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	71,000	76,680
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	26,000	21,580
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	32,000	33,840
OMI Corp. 7.625% 12/1/13	95,000	96,900
		229,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Road & Rail 0.1%
Hertz Corp.:
8.875% 1/1/14 (e)	$ 250,000	$ 258,125
10.5% 1/1/16 (e)	110,000	114,813
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,000
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	100,000	102,000
TFM SA de CV 9.375% 5/1/12	65,000	71,500
		649,438
Trading Companies & Distributors – 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	75,000	78,750
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	50,000	53,625
		132,375

TOTAL INDUSTRIALS		9,363,743

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.0%
L-3 Communications Corp. 6.375% 10/15/15	120,000	119,400
Nortel Networks Corp. 6.125% 2/15/06	65,000	65,325
		184,725
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	101,000
Sanmina-SCI Corp. 8.125% 3/1/16 (f)	100,000	100,750
		201,750
IT Services – 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	112,500
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)	225,000	235,125
		347,625
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	133,900
Xerox Corp.:
7.2% 4/1/16	165,000	173,250
7.625% 6/15/13	60,000	63,750
		370,900
Semiconductors & Semiconductor Equipment – 0.3%
Amkor Technology, Inc. 7.75% 5/15/13	65,000	57,200
Chartered Semiconductor Manufacturing Ltd. 6.375%
8/3/15	760,000	758,182

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc. 7.125% 7/15/14	$ 60,000	$ 63,450
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	25,000	24,500
8% 12/15/14	80,000	77,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	48,300
STATS ChipPAC Ltd. 7.5% 7/19/10	135,000	137,025
Viasystems, Inc. 10.5% 1/15/11	180,000	167,400
		1,333,257

TOTAL INFORMATION TECHNOLOGY		2,438,257

MATERIALS 1.2%
Chemicals – 0.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	122,650
Berry Plastics Corp. 10.75% 7/15/12	80,000	86,400
Borden US Finance Corp./Nova Scotia Finance ULC
9.35% 7/15/10 (e)(i)	70,000	70,700
Braskem SA (Reg. S) 11.75% 1/22/14	50,000	62,125
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series B, 0% 10/1/14 (c)	100,000	73,750
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,375
7.55% 2/15/26	100,000	95,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	145,000	158,775
Huntsman International LLC 9.875% 3/1/09	115,000	120,894
IMC Global, Inc. 10.875% 8/1/13	100,000	115,250
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	60,000	60,450
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	30,750
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	57,063
Millennium America, Inc. 9.25% 6/15/08	230,000	247,250
Nalco Co. 7.75% 11/15/11	230,000	235,750
Pliant Corp. 0% 6/15/09 (c)	60,000	55,800
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	35,000	37,363
Rhodia SA 7.625% 6/1/10	200,000	202,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

MATERIALS – continued
Chemicals – continued
Rockwood Specialties Group, Inc. 7.5% 11/15/14	$ 150,000	$ 149,250
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (e)	200,000	208,500
		2,476,595
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,975
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,750
		80,725
Containers & Packaging – 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	29,100
BWAY Corp. 10% 10/15/10	105,000	109,988
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	100,538
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	49,875
9.875% 10/15/14	95,000	93,100
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	119,400
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,650
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,525
8.875% 2/15/09	50,000	52,063
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,500
7.5% 5/15/10	95,000	95,950
7.8% 5/15/18	45,000	45,338
8.1% 5/15/07	110,000	112,200
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	44,200
		931,427
Metals & Mining – 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,800
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,900
Century Aluminum Co. 7.5% 8/15/14	40,000	41,000
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (e)	335,000	356,176
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	70,000	72,625
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	75,750
10.125% 2/1/10	45,000	49,050
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	50,000	55,250

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

MATERIALS – continued
Metals & Mining – continued
Newmont Mining Corp. 5.875% 4/1/35	$ 405,000	$ 394,412
Norilsk Nickel Finance Luxembourg SA 7.125%
9/30/09	155,000	159,650
Novelis, Inc. 7.5% 2/15/15 (e)(i)	210,000	198,450
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	110,000	73,700
		1,534,763
Paper & Forest Products 0.2%
Boise Cascade Corp. 8% 2/24/06	25,000	25,063
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	27,750
7.475% 10/15/12 (i)	30,000	29,100
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	203,000
Catalyst Paper Corp. 7.375% 3/1/14	40,000	35,400
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	13,650
7.5% 5/15/06	50,000	50,250
7.75% 11/15/29	10,000	9,375
8% 1/15/24	130,000	126,100
8.125% 5/15/11	105,000	107,231
International Paper Co. 4.25% 1/15/09	345,000	334,789
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	84,000
Solo Cup Co. 8.5% 2/15/14	145,000	128,325
Stone Container Corp. 8.375% 7/1/12	100,000	95,250
		1,269,283

TOTAL MATERIALS		6,292,793

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,882
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,800,000	2,131,981
British Telecommunications PLC:
8.375% 12/15/10	190,000	215,330
8.875% 12/15/30	145,000	190,767
Empresa Brasileira de Telecomm SA 11% 12/15/08	38,000	42,845
Eschelon Operating Co. 8.375% 3/15/10	46,000	42,780
GCI, Inc. 7.25% 2/15/14	50,000	49,250
New Skies Satellites BV:
9.125% 11/1/12	145,000	155,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
New Skies Satellites BV: – continued
9.5725% 11/1/11 (i)	$ 100,000	$ 104,250
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	50,250
7.25% 2/15/11	35,000	35,175
7.625% 8/3/21	20,000	19,150
Qwest Communications International, Inc.:
7.5% 2/15/14 (e)	60,000	60,450
7.5% 2/15/14	160,000	162,400
7.84% 2/15/09 (i)	40,000	40,850
Qwest Corp.:
7.625% 6/15/15 (e)	110,000	116,182
7.7413% 6/15/13 (e)(i)	90,000	96,975
SBC Communications, Inc.:
6.15% 9/15/34	500,000	492,285
6.45% 6/15/34	220,000	223,554
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,107,601
Telecom Italia Capital:
4.95% 9/30/14	415,000	392,329
6% 9/30/34	500,000	473,461
Telefonica de Argentina SA 9.125% 11/7/10	70,000	72,975
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	88,022
Telenet Group Holding NV 0% 6/15/14 (c)(e)	52,000	43,290
TELUS Corp. yankee 7.5% 6/1/07	180,000	185,278
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	85,200
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	123,750
U.S. West Communications 6.875% 9/15/33	165,000	152,213
Verizon Global Funding Corp. 5.85% 9/15/35	750,000	707,196
Verizon New York, Inc. 6.875% 4/1/12	120,000	125,775
		7,822,596
Wireless Telecommunication Services – 0.5%
America Movil SA de CV 4.125% 3/1/09	185,000	179,200
American Tower Corp. 7.5% 5/1/12	105,000	109,725
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	508,378
Centennial Communications Corp. 10% 1/1/13 (e)	100,000	103,630
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	60,000	61,050
Digicel Ltd. 9.25% 9/1/12 (e)	100,000	105,750
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	58,800

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Inmarsat Finance PLC 7.625% 6/30/12	$ 45,000	$ 46,294
Intelsat Ltd.:
6.5% 11/1/13	40,000	29,500
7.625% 4/15/12	20,000	16,100
8.625% 1/15/15 (e)	195,000	195,975
Millicom International Cellular SA 10% 12/1/13	140,000	154,000
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	61,830
8.375% 10/14/10 (e)	195,000	204,653
Nextel Communications, Inc. 7.375% 8/1/15	150,000	158,096
Nextel Partners, Inc. 8.125% 7/1/11	85,000	90,950
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	140,350
8% 12/15/12	105,000	111,038
9.625% 5/1/11	26,000	29,965
Rural Cellular Corp. 8.25% 3/15/12	60,000	63,450
Telecom Personal SA 9.25% 12/22/10 (e)	65,000	65,731
		2,494,465

TOTAL TELECOMMUNICATION SERVICES		10,317,061

UTILITIES – 2.3%
Electric Utilities – 1.0%
AES Gener SA 7.5% 3/25/14	70,000	71,400
Chivor SA E.S.P. 9.75% 12/30/14 (e)	150,000	163,500
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	303,221
Exelon Corp.:
4.9% 6/15/15	775,000	736,419
5.625% 6/15/35	90,000	84,464
6.75% 5/1/11	420,000	445,276
FirstEnergy Corp. 6.45% 11/15/11	155,000	162,945
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	140,000	144,900
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	110,000	117,150
Nevada Power Co.:
5.875% 1/15/15	40,000	40,250
6.5% 4/15/12	50,000	51,938
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	990,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Electric Utilities – continued
Progress Energy, Inc.: – continued
7.1% 3/1/11	$ 950,000	$ 1,018,487
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,800
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	125,000	135,313
TXU Energy Co. LLC 7% 3/15/13	880,000	931,383
		5,440,113
Gas Utilities 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	160,000	156,600
6.8% 11/15/15 (e)	80,000	83,100
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,125
Sonat, Inc.:
6.625% 2/1/08	20,000	20,050
6.75% 10/1/07	15,000	15,075
Transportadora de Gas del Sur SA (Reg. S) 6.5%
12/15/10 (d)	69,901	68,328
		368,278
Independent Power Producers & Energy Traders – 0.7%
AES Corp.:
7.75% 3/1/14	400,000	420,000
8.75% 6/15/08	2,000	2,093
8.75% 5/15/13 (e)	35,000	37,975
8.875% 2/15/11	282,000	304,208
9% 5/15/15 (e)	25,000	27,313
9.375% 9/15/10	7,000	7,630
9.5% 6/1/09	19,000	20,639
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	182,750
8.25% 4/15/12 (e)	90,000	100,350
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,139,873
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (e)	170,000	172,550
NRG Energy, Inc.:
7.25% 2/1/14	300,000	304,875
7.375% 2/1/16	480,000	489,000
8% 12/15/13	142,000	156,910

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Tenaska Alabama Partners LP 7% 6/30/21 (e)	$ 198,657	$ 203,624
TXU Corp. 5.55% 11/15/14	250,000	234,825
		3,804,615
Multi-Utilities – 0.5%
CMS Energy Corp.:
6.3% 2/1/12	260,000	257,400
8.5% 4/15/11	45,000	49,106
9.875% 10/15/07	135,000	144,281
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	520,391
5.15% 7/15/15	500,000	480,846
5.95% 6/15/35	905,000	870,252
6.25% 6/30/12	270,000	280,368
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	107,363
		2,710,007

TOTAL UTILITIES		12,323,013

TOTAL NONCONVERTIBLE BONDS
(Cost $111,532,147)		111,052,295

U.S. Government and Government Agency Obligations 34.0%

U.S. Government Agency Obligations 3.2%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,774,720
4.375% 7/17/13	2,205,000	2,122,570
4.625% 5/1/13	5,000,000	4,842,475
Federal Home Loan Bank 3.75% 9/28/06	40,000	39,740
Freddie Mac:
5.25% 11/5/12	280,000	275,716
5.875% 3/21/11	2,095,000	2,175,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,230,899
U.S. Treasury Inflation Protected Obligations 3.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,508,851	4,768,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 3,129,960	$ 3,000,330
2% 1/15/14	12,087,497	12,104,447

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		19,872,875
U.S. Treasury Obligations – 27.1%
U.S. Treasury Bonds 6.25% 5/15/30	10,038,000	12,241,261
U.S. Treasury Notes:
3.375% 12/15/08	75,000,000	72,761,663
3.375% 10/15/09	16,000,000	15,391,248
4.25% 8/15/13	10,049,000	9,863,717
4.75% 5/15/14	15,855,000	16,074,243
6.5% 2/15/10	17,170,000	18,413,486

TOTAL U.S. TREASURY OBLIGATIONS		144,745,618

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $183,288,778)		181,849,392

U.S. Government Agency Mortgage Securities 24.6%

Fannie Mae – 22.1%
3.476% 4/1/34 (i)	128,550	127,945
3.723% 1/1/35 (i)	70,485	69,265
3.75% 1/1/34 (i)	63,017	61,495
3.752% 10/1/33 (i)	51,685	50,500
3.753% 10/1/33 (i)	59,690	58,127
3.756% 12/1/34 (i)	54,209	53,425
3.788% 12/1/34 (i)	16,590	16,265
3.791% 6/1/34 (i)	248,148	238,926
3.82% 6/1/33 (i)	41,185	40,359
3.825% 1/1/35 (i)	57,301	56,224
3.828% 4/1/33 (i)	185,133	181,463
3.847% 1/1/35 (i)	141,913	139,294
3.869% 1/1/35 (i)	82,261	81,957
3.889% 12/1/34 (i)	39,758	39,582
3.902% 10/1/34 (i)	51,878	51,279
3.904% 1/1/35 (i)	124,314	122,414
3.945% 5/1/34 (i)	21,516	21,859
3.958% 1/1/35 (i)	55,835	55,330

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
3.971% 5/1/33 (i)	$ 14,911	$ 14,727
3.981% 12/1/34 (i)	37,441	37,132
3.983% 12/1/34 (i)	319,416	317,829
3.984% 12/1/34 (i)	59,767	59,297
3.988% 1/1/35 (i)	37,505	37,235
3.991% 2/1/35 (i)	40,222	39,858
4.014% 12/1/34 (i)	35,941	35,638
4.03% 2/1/35 (i)	38,999	38,609
4.037% 1/1/35 (i)	20,504	20,395
4.039% 10/1/18 (i)	51,293	50,449
4.053% 4/1/33 (i)	16,530	16,464
4.057% 1/1/35 (i)	38,202	37,805
4.063% 12/1/34 (i)	80,379	79,836
4.075% 1/1/35 (i)	70,360	69,708
4.094% 2/1/35 (i)	39,249	39,019
4.097% 2/1/35 (i)	76,805	76,134
4.101% 2/1/35 (i)	38,917	38,584
4.105% 2/1/35 (i)	148,807	147,709
4.111% 1/1/35 (i)	86,664	85,810
4.114% 11/1/34 (i)	64,200	63,632
4.121% 1/1/35 (i)	156,528	155,141
4.123% 1/1/35 (i)	89,827	89,489
4.127% 2/1/35 (i)	92,533	91,745
4.144% 1/1/35 (i)	143,550	143,278
4.159% 2/1/35 (i)	77,491	76,928
4.171% 1/1/35 (i)	74,822	74,237
4.176% 11/1/34 (i)	28,361	28,142
4.179% 1/1/35 (i)	155,237	153,967
4.181% 1/1/35 (i)	106,842	104,708
4.188% 10/1/34 (i)	128,345	128,438
4.205% 3/1/34 (i)	47,535	46,924
4.25% 2/1/35 (i)	66,644	65,308
4.255% 1/1/34 (i)	154,580	152,782
4.277% 1/1/35 (i)	57,785	57,384
4.278% 2/1/35 (i)	35,990	35,658
4.288% 8/1/33 (i)	103,514	102,420
4.292% 7/1/34 (i)	43,171	43,514
4.295% 3/1/35 (i)	60,229	59,678
4.313% 3/1/33 (i)	28,530	28,046
4.316% 5/1/35 (i)	76,010	75,205
4.327% 12/1/34 (i)	38,387	38,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.339% 9/1/34 (i)	$ 90,689	$ 89,976
4.348% 1/1/35 (i)	66,355	65,398
4.354% 1/1/35 (i)	56,399	55,603
4.364% 9/1/34 (i)	180,763	179,375
4.367% 2/1/34 (i)	127,547	126,211
4.368% 4/1/35 (i)	40,170	39,642
4.394% 2/1/35 (i)	83,536	82,269
4.403% 5/1/35 (i)	161,312	159,073
4.439% 10/1/34 (i)	260,427	259,093
4.44% 3/1/35 (i)	66,474	65,498
4.445% 4/1/34 (i)	90,486	89,840
4.467% 8/1/34 (i)	167,566	165,578
4.477% 1/1/35 (i)	83,851	83,514
4.481% 5/1/35 (i)	81,736	80,694
4.497% 3/1/35 (i)	182,832	180,071
4.5% 5/1/18 to 3/1/35 (f)	28,694,086	27,607,167
4.5% 2/1/21 (f)	8,000,592	7,765,575
4.505% 12/1/34 (i)	367,159	362,888
4.517% 8/1/34 (i)	356,924	359,922
4.522% 3/1/35 (i)	160,563	158,442
4.541% 2/1/35 (i)	53,290	52,870
4.542% 2/1/35 (i)	357,162	356,749
4.544% 7/1/34 (i)	85,164	84,679
4.545% 7/1/35 (i)	199,063	197,042
4.56% 2/1/35 (i)	45,874	45,914
4.582% 1/1/33 (i)	296,896	296,543
4.584% 2/1/35 (i)	505,779	500,201
4.606% 2/1/35 (i)	162,032	160,265
4.635% 11/1/34 (i)	178,314	176,746
4.668% 11/1/34 (i)	179,748	178,206
4.687% 3/1/35 (i)	421,506	421,614
4.725% 3/1/35 (i)	82,693	81,965
4.73% 7/1/34 (i)	165,747	164,318
4.799% 12/1/34 (i)	156,121	155,301
4.808% 12/1/32 (i)	73,776	74,065
4.814% 2/1/33 (i)	93,398	93,180
4.825% 12/1/34 (i)	56,493	56,202
4.879% 10/1/34 (i)	126,883	126,735
5% 3/1/35 to 8/1/35	19,822,194	19,157,779
5% 2/1/36 (f)	9,875,320	9,542,028
5.105% 5/1/35 (i)	378,520	379,740

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
5.106% 9/1/34 (i)	$ 56,684	$ 56,600
5.197% 6/1/35 (i)	281,677	282,017
5.276% 3/1/35 (i)	44,775	44,856
5.349% 12/1/34 (i)	129,842	129,803
5.5% 11/1/16 to 10/1/34	5,630,522	5,585,457
5.5% 2/1/21 (f)	10,000,000	10,062,500
5.5% 2/1/36 (f)	17,610,000	17,417,391
6% 7/1/08 to 3/1/33	6,443,615	6,558,964
6% 2/1/21 (f)	625,609	639,294
6.5% 6/1/09 to 1/1/33	1,884,601	1,936,735
7% 9/1/25 to 8/1/29	265,172	276,211

TOTAL FANNIE MAE		117,790,708
Freddie Mac – 2.5%
4.055% 12/1/34 (i)	53,964	53,392
4.113% 12/1/34 (i)	91,458	89,895
4.176% 1/1/35 (i)	235,062	231,225
4.266% 1/1/35 (i)	215,807	213,657
4.288% 3/1/35 (i)	77,571	76,773
4.296% 5/1/35 (i)	144,497	142,845
4.305% 12/1/34 (i)	83,759	82,237
4.364% 3/1/35 (i)	113,774	111,463
4.366% 2/1/35 (i)	163,595	162,105
4.386% 2/1/35 (i)	147,039	144,053
4.445% 3/1/35 (i)	70,899	69,318
4.446% 2/1/34 (i)	82,071	80,812
4.465% 6/1/35 (i)	86,884	85,601
4.49% 3/1/35 (i)	87,441	85,590
4.49% 3/1/35 (i)	535,601	526,835
4.554% 2/1/35 (i)	128,776	127,210
5.013% 4/1/35 (i)	429,293	428,511
5.326% 8/1/33 (i)	33,375	33,804
6% 5/1/33	676,636	685,545
6% 2/13/36 (f)	10,000,000	10,100,000

TOTAL FREDDIE MAC		13,530,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Government National Mortgage Association 0.0%
7% 7/15/31 to 12/15/32	$ 145,831	$ 153,169
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $133,469,341)		131,474,748

Asset Backed Securities 2.5%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (i)	119,197	119,546
Class M2, 5.63% 2/25/34 (i)	125,000	125,813
Series 2005-SD1 Class A1, 4.93% 11/25/50 (i)	106,672	106,795
Aircraft Lease Securitization Ltd. Series 2005 1 Class C1,
8.1475% 9/9/30 (e)(i)	196,595	198,561
American Express Credit Account Master Trust
Series 2004-C Class C, 4.97% 2/15/12 (e)(i)	1,318,234	1,320,801
AmeriCredit Automobile Receivables Trust Series 2004-1
Class D, 5.07% 7/6/10	290,000	287,016
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (i)	65,000	64,998
Class M2, 5.01% 4/25/34 (i)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 4.83% 12/15/33 (i)	31,485	31,583
Series 2004-HE2 Class M1, 5.08% 4/25/34 (i)	375,000	377,035
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.43% 12/15/09 (i)	425,000	428,555
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	880,443
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (i)	120,000	120,209
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,810
Series 2003-B4 Class B4, 5.27% 7/15/11 (i)	90,000	91,252
Series 2004-6 Class B, 4.15% 7/16/12	570,000	552,249
Cendant Timeshare Receivables Funding LLC
Series 2005-1A Class A1, 4.67% 5/20/17 (e)	257,957	254,806
Chase Credit Card Master Trust Series 2003-6 Class B,
4.82% 2/15/11 (i)	230,000	231,514
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.67% 5/15/09 (i)	220,000	219,990
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.65% 4/7/10 (i)	305,000	310,712
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (i)	410,000	410,925

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Countrywide Home Loans, Inc.: – continued
Series 2004-3 Class M1, 5.03% 6/25/34 (i)	$ 75,000	$ 75,184
Series 2005-1:
Class MV1, 4.93% 7/25/35 (i)	185,000	185,179
Class MV2, 4.97% 7/25/35 (i)	220,000	220,261
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	309,000	300,167
Class C, 5.074% 6/15/35 (e)	281,000	273,470
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (i)	25,000	25,051
Class M4, 5.43% 3/25/34 (i)	25,000	25,220
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.08% 1/25/34 (i)	225,000	225,839
Class M2, 5.68% 1/25/34 (i)	275,000	278,394
GSAMP Trust Series 2004-FM2 Class M1, 5.03%
1/25/34 (i)	250,000	249,991
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (i)	551	553
Class M1, 5.41% 8/25/33 (i)	25,000	25,253
Series 2003-4:
Class M1, 4.4413% 10/25/33 (i)	40,000	40,191
Class M2, 6.43% 10/25/33 (i)	45,000	45,401
Series 2004-3 Class M2, 5.73% 8/25/34 (i)	120,000	121,606
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (i)	138,322	138,397
Class M2, 4.98% 1/20/35 (i)	104,676	104,795
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.86% 10/15/10 (i)	80,000	80,523
Series 2003-B3 Class B3, 4.845% 1/18/11 (i)	285,000	286,469
Series 2003-B5 Class B5, 4.84% 2/15/11 (i)	240,000	241,547
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (i)	100,000	99,996
Class M2, 5.08% 7/25/34 (i)	25,000	24,999
Class M3, 5.48% 7/25/34 (i)	50,000	49,998
Class M4, 5.63% 7/25/34 (i)	25,000	25,050
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (i)	90,000	91,218
Series 2003-NC8 Class M1, 5.23% 9/25/33 (i)	35,000	35,575
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (i)	32,099	32,142
Series 2002-NC1 Class M1, 5.33% 2/25/32 (e)(i)	138,907	139,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2002-NC3 Class M1, 5.25% 8/25/32 (i)	$ 75,000	$ 75,240
Series 2003-NC2 Class M2, 6.53% 2/25/33 (i)	40,000	40,331
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (e)(i)(k)	455,000	139,806
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (k)	250,000	58,623
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (i)	75,000	75,059
Class M4, 5.505% 6/25/34 (i)	125,000	125,576
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.05% 1/25/35 (i)	225,000	225,553
Class M4, 5.36% 1/25/35 (i)	750,000	753,212
SBA CMBS Trust Series 2005-1A Class C, 5.731%
11/15/35 (e)	500,000	500,795
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 5.4413% 6/15/33 (i)	260,000	265,348
Volkswagen Auto Lease Trust Series 2005-A Class A4,
3.94% 10/20/10	970,000	954,189
WFS Financial Owner Trust Series 2004-3 Class D,
4.07% 2/17/12	219,672	216,565
TOTAL ASSET BACKED SECURITIES
(Cost $13,163,331)		13,114,585

Collateralized Mortgage Obligations 2.9%

Private Sponsor 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.86% 5/25/35 (i)	232,427	231,849
Series 2005-2 Class 6A2, 4.81% 6/25/35 (i)	104,097	104,163
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (i)	131,868	131,223
Class 2A1, 4.1663% 12/25/33 (i)	252,803	247,650
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (i)	493,271	486,558
Class 2A2, 4.1189% 3/25/34 (i)	183,408	178,700
Series 2004-C Class 1A1, 3.3683% 4/25/34 (i)	318,448	313,042
Series 2004 D:
Class 1A1, 3.5366% 5/25/34 (i)	378,641	370,893
Class 2A2, 4.1992% 5/25/34 (i)	528,553	514,766
Series 2004-G Class 2A7, 4.5714% 8/25/34 (i)	534,589	524,736

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-H Class 2A1, 4.4883% 9/25/34 (i)	$ 476,112	$ 466,382
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.81% 1/25/35 (i)	503,103	503,732
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (i)	75,952	76,059
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (i)	142,383	142,648
Granite Master Issuer PLC Series 2006-1A Class C2,
5.2569% 12/20/54 (e)(i)	400,000	400,000
Granite Mortgages PLC floater Series 2004-2 Class 1C,
5.2% 6/20/44 (i)	108,672	108,842
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9238% 9/26/45 (e)(i)	588,654	588,654
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	65,273	65,232
Master Asset Securitization Trust Series 2004 9 Class 7A1,
6.3324% 5/25/17 (i)	428,000	428,832
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2399% 8/25/17 (i)	314,258	318,942
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.96% 7/25/30 (i)	476,794	476,337
Series 2003-E Class XA1, 0.789% 10/25/28 (i)(k)	1,041,691	10,411
Series 2003-G Class XA1, 1% 1/25/29 (k)	1,466,748	15,675
Series 2003-H Class XA1, 1% 1/25/29 (e)(k)	1,178,031	12,495
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.82% 7/25/35 (i)	328,779	328,818
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	411,423	414,548
Series 2004-SL2 Class A1, 6.5% 10/25/16	54,939	55,679
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (e)(i)	42,966	43,691
Class B4, 6.09% 6/10/35 (e)(i)	38,192	38,884
Class B5, 6.69% 6/10/35 (e)(i)	28,644	29,253
Class B6, 7.19% 6/10/35 (e)(i)	14,322	14,662
Series 2004-B:
Class B4, 5.54% 2/10/36 (e)(i)	97,513	98,732
Class B5, 5.99% 2/10/36 (e)(i)	97,513	98,976
Class B6, 6.44% 2/10/36 (e)(i)	97,513	98,976
Series 2004-C:
Class B4, 5.39% 9/10/36 (i)	98,174	99,646
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Series 2004-C:
Class B5, 5.79% 9/10/36 (i)		$ 98,174	$ 98,910
Class B6, 6.19% 9/10/36 (i)		98,174	98,665
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (e)(k)		2,516,509	15,003
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (i)		342,352	342,352
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.84% 7/25/35 (i)		1,008,330	1,010,210
Thornburg Mortgage Securities Trust floater
Series 2005-3 Class A4, 4.8% 10/25/35 (i)		594,849	594,849
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		48,538	49,543
Series 2004-RA2 Class 2A, 7% 7/25/33		99,680	101,715
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4494% 9/25/34 (i)		502,881	503,320
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (i)	.	871,633	855,352
Series 2005-AR12 Class 2A6, 4.3209% 7/25/35 (i)	.	823,719	805,859
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (i)		347,004	342,330

TOTAL PRIVATE SPONSOR			12,857,794
U.S. Government Agency 0.5%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2004-81 Class KC,
4.5% 4/25/17		1,050,000	1,023,392
Freddie Mac Multi-class participation certificates
guaranteed sequential pay:
Series 2675 Class CB, 4% 5/15/16		698,094	677,890
Series 2683 Class JA, 4% 10/15/16		710,198	688,124
Series 2750 Class ZT, 5% 2/15/34		401,630	360,829

TOTAL U.S. GOVERNMENT AGENCY			2,750,235

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,752,972)			15,608,029

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities 2.1%
	Principal	Value (Note 1)
	Amount
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 4.94% 11/15/15 (e)(i)	$ 50,000	$ 50,120
Class D, 5.02% 11/15/15 (e)(i)	80,000	80,405
Class F, 5.37% 11/15/15 (e)(i)	60,000	60,243
Class H, 5.87% 11/15/15 (e)(i)	50,000	50,351
Class J, 6.42% 11/15/15 (e)(i)	55,000	55,539
Class K, 6.9694% 11/15/15 (e)(i)	50,000	49,614
Series 2005-BOCA:
Class D, 4.8% 12/15/16 (e)(i)	110,000	110,100
Class E, 4.89% 12/15/16 (e)(i)	100,000	100,090
Class F, 4.97% 12/15/16 (e)(i)	110,000	110,109
Class H, 5.42% 12/15/16 (e)(i)	120,000	119,974
Class K, 5.82% 12/15/16 (e)(i)	105,000	105,085
Bank of America Large Loan, Inc. floater
Series 2005 ESHA:
Class E, 5.05% 7/14/08 (e)(i)	190,000	189,992
Class F, 5.22% 7/14/08 (e)(i)	110,000	109,995
Class G, 5.35% 7/14/08 (e)(i)	100,000	99,995
Class H, 5.57% 7/14/08 (e)(i)	100,000	99,995
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 4.89% 4/25/34 (e)(i)	295,750	295,889
Series 2004-2 Class A, 4.96% 8/25/34 (e)(i)	332,980	333,710
Series 2004-3:
Class A1, 4.9% 1/25/35 (e)(i)	310,872	311,211
Class A2, 4.95% 1/25/35 (e)(i)	44,410	44,424
Class M1, 5.03% 1/25/35 (e)(i)	44,410	44,470
Class M2, 5.53% 1/25/35 (e)(i)	44,410	44,674
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(k)	3,241,616	185,748
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (e)	180,000	178,090
Series 2004 ESA:
Class B, 4.888% 5/14/16 (e)	325,000	322,994
Class C, 4.937% 5/14/16 (e)	205,000	204,038
Class D, 4.986% 5/14/16 (e)	75,000	74,759
Class E, 5.064% 5/14/16 (e)	230,000	229,802
Class F, 5.182% 5/14/16 (e)	55,000	54,986
COMM floater Series 2002-FL7 Class D, 5.04%
11/15/14 (e)(i)	28,571	28,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Commercial Mortgage Pass-Through Certificates
sequential pay Series 2005-C6 Class A2, 4.999%
6/10/44 (i)	$ 940,000	$ 935,197
CS First Boston Mortgage Securities Corp. sequential
pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	8,280	8,275
Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	670,415
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	667,964	685,666
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8915%
10/16/23 (i)	22,868	23,431
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,292
Series 2003-36 Class C, 4.254% 2/16/31	55,000	52,944
Series 2003-47 Class C, 4.227% 10/16/27	103,296	100,532
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,292
Series 2003-47 Class XA, 0.0203% 6/16/43 (i)(k)	5,436,550	291,661
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	409,908
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,386
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (e)	370,000	391,039
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	116,853
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (e)	200,000	179,551
Morgan Stanley Capital I, Inc. Series 2005 IQ9 Class X2,
1.0819% 7/15/56 (e)(i)(k)	3,919,991	177,572
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	282,348	288,884
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	25,299
Class C4, 6.893% 5/15/16 (e)	500,000	532,777
Class E3, 7.253% 3/15/13 (e)	235,000	240,063
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	785,000	760,961

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Wachovia Bank Commercial Mortgage Trust: – continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(i)	$ 1,000,000	$ 972,200
Class 180B, 5.3979% 10/15/41 (e)(i)	500,000	486,100
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,850,053)		11,322,346

Foreign Government and Government Agency Obligations 1.9%

Argentine Republic:
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 (l)	219,987	196,228
par 1.33% 12/31/38 (i)(l)	295,116	103,586
4.005% 8/3/12 (i)	495,000	392,288
4.4363% 4/30/13 (i)	35,000	29,075
Gross Domestic Product Linked Security 12/15/35	125,511	8,597
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (i)	187,356	186,888
FLIRB L 5.1875% 4/15/09 (Reg.) (i)	39,308	39,062
8% 1/15/18	66,000	72,171
8.75% 2/4/25	55,000	62,920
10.5% 7/14/14	100,000	125,300
11% 1/11/12	20,000	24,800
11% 8/17/40	250,000	323,250
12.25% 3/6/30	125,000	188,125
12.75% 1/15/20	65,000	97,175
Central Bank of Nigeria:
Brady 6.25% 11/15/20	250,000	250,000
promissory note 5.092% 1/5/10	99,322	94,627
City of Kiev 8.75% 8/8/08	100,000	104,000
Colombian Republic 11.75% 2/25/20	90,000	128,700
Dominican Republic:
(Reg. S) 9.5% 9/27/11	115,225	124,040
Brady 4.8738% 8/30/09 (i)	103,325	102,188
5.3925% 8/30/24 (i)	250,000	232,500
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	135,000	130,950
9.375% 12/15/15 (e)	200,000	201,000
12% 11/15/12 (Reg. S)	115,000	118,738
euro par 5% 2/28/25	22,000	16,280
Indonesian Republic:
(Reg. S) 6.75% 3/10/14	175,000	174,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Foreign Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
Indonesian Republic: – continued
7.25% 4/20/15 (e)	$ 60,000	$ 61,650
7.25% 4/20/15	60,000	61,650
Israeli State 4.625% 6/15/13	20,000	19,100
Lebanese Republic:
7.83% 11/30/09 (e)(i)	70,000	73,325
7.83% 11/30/09 (i)	200,000	209,500
Panamanian Republic Brady discount 0% 7/17/26 (i)	25,000	24,406
Peruvian Republic:
4.6875% 3/7/27 (i)	20,000	18,400
7.35% 7/21/25	300,000	310,500
9.875% 2/6/15	80,000	99,000
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17	170,000	169,788
5.3925% 12/1/09 (i)	11,200	11,004
8.375% 2/15/11	275,000	297,000
8.875% 3/17/15	115,000	127,794
9% 2/15/13	145,000	161,675
9.875% 1/15/19	110,000	130,900
10.625% 3/16/25	130,000	165,100
Republic of Serbia 3.75% 11/1/24 (d)(e)	50,000	45,250
Russian Federation:
5% 3/31/30 (Reg. S) (d)	562,000	628,035
11% 7/24/18 (Reg. S)	95,000	139,175
12.75% 6/24/28 (Reg. S)	120,000	217,050
euro 10% 6/26/07	245,000	260,313
State of Qatar 9.75% 6/15/30 (Reg. S)	25,000	38,178
Turkish Republic:
11.75% 6/15/10	260,000	317,200
11.875% 1/15/30	270,000	413,100
Ukraine Government 7.3431% 8/5/09 (i)	200,000	213,240
United Mexican States:
4.625% 10/8/08	70,000	69,545
4.625% 10/8/08	130,000	129,155
5.875% 1/15/14	40,000	41,100
6.75% 9/27/34	170,000	182,495
7.5% 1/14/12	100,000	111,400
7.5% 4/8/33	140,000	163,450
8.3% 8/15/31	70,000	88,445
11.5% 5/15/26	65,000	105,300

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
Uruguay Republic:
7.25% 2/15/11	$ 60,000	$ 62,550
9.25% 5/17/17	100,000	116,500
Venezuelan Republic:
5.375% 8/7/10	105,000	102,480
5.6138% 4/20/11 (i)	195,000	192,563
9.25% 9/15/27	200,000	250,000
10.75% 9/19/13	220,000	275,000
13.625% 8/15/18	113,000	173,455
euro Brady:
FLIRB B 5.125% 3/31/07 (i)	35,710	35,531
par W-B 6.75% 3/31/20	250,000	250,625
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (d)	90,000	74,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $9,320,921)		10,163,003

Common Stocks 0.0%
	Shares

CONSUMER STAPLES 0.0%
Personal Products 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)
(Cost $36,503)	18,648	64,522

Floating Rate Loans 0.1%
	Principal
	Amount

INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. Tranche C, term loan 13.51%
3/16/08 (i)
(Cost $306,222)	$ 300,000	308,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Sovereign Loan Participations 0.0%
	Principal	Value (Note 1)
	Amount
Indonesian Republic loan participation:
– Credit Suisse First Boston 5.0625% 3/28/13 (i)	$ 113,647	$ 108,249
– Deutsche Bank 5.0625% 3/28/13 (i)	13,377	12,741
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $110,609)		120,990
Fixed Income Funds 12.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (j)	99,473	10,003,005
Fidelity Ultra-Short Central Fund (j)	542,844	53,991,264
TOTAL FIXED INCOME FUNDS
(Cost $64,000,960)		63,994,269
Cash Equivalents 9.1%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $48,909,000)	$ 48,915,062	48,909,000

TOTAL INVESTMENT PORTFOLIO 110.0%
(Cost $591,740,837)		587,981,429

NET OTHER ASSETS (10.0)%		(53,594,905)

NET ASSETS 100%		$ 534,386,524

See accompanying notes which are an integral part of the financial statements.
43	Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE7 Class B3, 7.6913%
8/25/34	Sept. 2034	$134,000	$1,916
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004 NC7 Class B3, 7.6913%
7/25/34	August 2034	134,000	1,794
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	134,000	1,935
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	282
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	134,000	339
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	342
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	100,000	1,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	$134,000	$1,627
Receive monthly notional amount multiplied
by 2.39% and pay UBS upon default event
of Fremont Home Loan Trust, par value of
the notional amount of Fremont Home
Loan Trust Series 2004-1 Class M9, 7.73%
2/25/34	March 2034	482,000	0
Receive monthly notional amount multiplied
by 2.4% and pay Deutsche Bank upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.2288% 1/25/34	Feb. 2034	482,000	(1,923)
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	134,000	369
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	134,000	890
Receive quarterly a fixed rate of .4% multiplied
by the notional amount and pay to Merrill
Lynch, Inc., upon each default event of one
of the issues of Dow Jones CDX N.A.
Investment Grade 4 Index, par value of the
proportional notional amount (h)	June 2010	4,500,000	(13,275)
Receive quarterly a fixed rate of .5% multiplied
by the notional amount and pay to Merrill
Lynch, Inc., upon each default event of one
of the issues of Dow Jones CDX N.A.
Investment Grade 3 Index, par value of the
proportional notional amount (g)	March 2010	1,240,000	5,121

See accompanying notes which are an integral part of the financial statements.

	45	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and pay to
Merrill Lynch, Inc., upon each default event of
one of the issues of Dow Jones CDX N.A.
Investment Grade 4 Index, par value of the
proportional notional amount (h)	June 2015	$12,500,000	$(48,875)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3 Index, par value
of the proportional notional amount (g)	March 2015	1,240,000	4,092
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs, upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	485,000	320
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	400,000	252
Receive quarterly notional amount multiplied
by .37% and pay Morgan Stanley, Inc.
upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co. 4.8%
3/1/14	March 2011	600,000	0
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	400,000	1,612

TOTAL CREDIT DEFAULT SWAPS		23,635,000	(42,145)
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	1,250,000	(24,500)
Receive quarterly a fixed rate equal to
4.774% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2015	1,250,000	(19,712)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	$1,135,000	$(6,833)
Receive semi-annually a fixed rate equal to
4.7515% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(73,050)

TOTAL INTEREST RATE SWAPS		18,635,000	(124,095)
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	1,000,000	(6,824)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	1,000,000	(8,562)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(68,698)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	1,000,000	(7,458)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	355,000	(1,333)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	145,000	(530)

See accompanying notes which are an integral part of the financial statements.

	47	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Citibank	March 2006	$600,000	$(2,279)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	2,000,000	5,646

TOTAL TOTAL RETURN SWAPS		16,100,000	(90,038)

		$58,370,000	$(256,278)

Legend

(a) Non-income producing

(b) Non-income producing – Issuer is in
default.

(c) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(d) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $26,743,509 or
5.0% of net assets.

(f) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(g) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited list of holdings for
each fixed income central fund, as of the
investing fund’s report date, is available
upon request or at fidelity.com and/or
advisor.fidelity.com, as applicable. The
reports are located just after the fund’s
financial statements and quarterly
reports but are not part of the financial
statements or quarterly reports. In
addition, the fixed income central fund’s
financial statements are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

(k) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(l) Includes attached Agentine Republic
Gross Domestic Product-linked
Securities, expiring 12/15/35.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Floating Rate Central Investment Portfolio	$284,066
Fidelity Ultra Short Central Fund	1,159,500
Total	$1,443,566

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end	% ownership,
	beginning of		Proceeds	of period	end of period
Fund	period
Fidelity Floating Rate
Central Investment
Portfolio	$—	$10,001,015	$—	$10,003,005	1.5%
Fidelity Ultra Short
Central Fund	54,002,121	—	—	53,991,264	0.8%
Total	$54,002,121	$10,001,015	$—	$63,994,269

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $48,909,000) See accompanying
schedule:
Unaffiliated issuers (cost $527,739,877)	$523,987,160
Affiliated Central Funds (cost $64,000,960)	63,994,269
Total Investments (cost $591,740,837)		$587,981,429
Cash		134,510
Receivable for investments sold
Regular delivery		657,845
Delayed delivery		4,515,848
Receivable for swap agreements		2,983
Receivable for fund shares sold		932,449
Interest receivable		4,606,255
Other affiliated receivables		195
Other receivables		111
Total assets		598,831,625

Liabilities
Payable for investments purchased
Regular delivery	$2,830,743
Delayed delivery	60,558,928
Payable for fund shares redeemed	428,119
Distributions payable	150,774
Swap agreements, at value	256,278
Accrued management fee	141,269
Distribution fees payable	4,612
Other affiliated payables	58,063
Other payables and accrued expenses	16,315
Total liabilities		64,445,101

Net Assets		$534,386,524
Net Assets consist of:
Paid in capital		$538,526,911
Undistributed net investment income		554,866
Accumulated undistributed net realized gain (loss) on
investments		(1,003,332)
Net unrealized appreciation (depreciation) on
investments		(3,691,921)
Net Assets		$534,386,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($4,698,564 ÷ 451,769 shares)	$10.40
Maximum offering price per share (100/95.25 of $10.40)	$10.92
Class T:
Net Asset Value and redemption price per share
($6,125,165 ÷ 589,649 shares)	$10.39
Maximum offering price per share (100/96.50 of $10.39)	$10.77
Class B:
Net Asset Value and offering price per share
($2,352,103 ÷ 226,182 shares)A	$10.40
Class C:
Net Asset Value and offering price per share
($1,142,068 ÷ 109,810 shares)A	$10.40
Total Bond:
Net Asset Value, offering price and redemption price per
share ($519,874,956 ÷ 49,993,240 shares)	$10.40
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($193,668 ÷ 18,632 shares)	$10.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$10,183,454
Income from affiliated Central Funds		1,443,566
Total income		11,627,020

Expenses
Management fee	$753,871
Transfer agent fees	246,398
Distribution fees	25,603
Fund wide operations fee	63,781
Independent trustees’ compensation	971
Miscellaneous	402
Total expenses before reductions	1,091,026
Expense reductions	(1,439)	1,089,587

Net investment income		10,537,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,110,202)
Swap agreements	(204,780)
Total net realized gain (loss)		(1,314,982)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(4,208,314)
Swap agreements	(104,556)
Total change in net unrealized appreciation
(depreciation)		(4,312,870)
Net gain (loss)		(5,627,852)
Net increase (decrease) in net assets resulting from
operations		$4,909,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$10,537,433	$14,843,616
Net realized gain (loss)	(1,314,982)	4,429,155
Change in net unrealized appreciation (depreciation) .	(4,312,870)	1,865,347
Net increase (decrease) in net assets resulting
from operations	4,909,581	21,138,118
Distributions to shareholders from net investment income .	(10,521,713)	(14,221,483)
Distributions to shareholders from net realized gain	(1,679,853)	(3,063,178)
Total distributions	(12,201,566)	(17,284,661)
Share transactions - net increase (decrease)	109,919,843	53,654,454
Total increase (decrease) in net assets	102,627,858	57,507,911

Net Assets
Beginning of period	431,758,666	374,250,755
End of period (including undistributed net investment
income of $554,866 and undistributed net invest-
ment income of $539,146, respectively)	$534,386,524	$431,758,666

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	218	.387	.046
Net realized and unrealized gain (loss)	(.129)	.183	.145
Total from investment operations	089	.570	.191
Distributions from net investment income	(.219)	(.370)	(.041)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.259)	(.460)	(.041)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	85%	5.52%	1.85%
Ratios to Average Net AssetsF,H
Expenses before reductions	77%A	.96%	.87%A
Expenses net of fee waivers, if any	77%A	.80%	.80%A
Expenses net of all reductions	77%A	.80%	.80%A
Net investment income	4.16%A	3.69%	3.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,699	$ 2,974	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	213	.377	.045
Net realized and unrealized gain (loss)	(.130)	.173	.144
Total from investment operations	083	.550	.189
Distributions from net investment income	(.213)	(.360)	(.039)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.253)	(.450)	(.039)
Net asset value, end of period	$ 10.39	$ 10.56	$ 10.46
Total ReturnB,C,D	79%	5.33%	1.84%
Ratios to Average Net AssetsF,H
Expenses before reductions	88%A	1.13%	.96%A
Expenses net of fee waivers, if any	88%A	.90%	.90%A
Expenses net of all reductions	88%A	.90%	.90%A
Net investment income	4.05%A	3.59%	3.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,125	$ 5,739	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	178	.309	.036
Net realized and unrealized gain (loss)	(.130)	.182	.145
Total from investment operations	048	.491	.181
Distributions from net investment income	(.178)	(.291)	(.031)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.218)	(.381)	(.031)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	46%	4.74%	1.76%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.55%A	1.75%	1.62%A
Expenses net of fee waivers, if any	1.55%A	1.55%	1.55%A
Expenses net of all reductions	1.55%A	1.55%	1.55%A
Net investment income	3.38%A	2.94%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,352	$ 2,029	$ 104
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

56

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	174	.299	.035
Net realized and unrealized gain (loss)	(.129)	.181	.145
Total from investment operations	045	.480	.180
Distributions from net investment income	(.175)	(.280)	(.030)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.215)	(.370)	(.030)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	43%	4.63%	1.74%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.61%A	1.74%	1.74%A
Expenses net of fee waivers, if any	1.61%A	1.65%	1.65%A
Expenses net of all reductions	1.61%A	1.65%	1.65%A
Net investment income	3.33%A	2.84%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142	$ 677	$ 142
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights Total Bond
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment incomeD	236.411		.340	.232
Net realized and unrealized gain
(loss)	(.131)	.182	.237	.269
Total from investment operations	105.593		.577	.501
Distributions from net investment income	(.235)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.040)	(.090)	(.060)	—
Total distributions	(.275)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46	$ 10.28
Total ReturnB,C	1.01%	5.75%	5.68%	5.01%
Ratios to Average Net AssetsE,G
Expenses before reductions	45%A	.64%	.75%	1.01%A
Expenses net of fee waivers, if any	45%A	.61%	.65%	.65%A
Expenses net of all reductions	45%A	.61%	.65%	.65%A
Net investment income	4.48%A	3.87%	3.25%	2.83%A
Supplemental Data
Net assets, end of period
(000 omitted)	$519,875	$420,225	$373,699	$80,816
Portfolio turnover rate	118%A	193%	251%	423%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period October 15, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

58

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeD	233	.410	.048
Net realized and unrealized gain (loss)	(.139)	.182	.145
Total from investment operations	094	.592	.193
Distributions from net investment income	(.234)	(.392)	(.043)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.274)	(.482)	(.043)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.46
Total ReturnB,C	90%	5.74%	1.87%
Ratios to Average Net AssetsE,G
Expenses before reductions	48%A	.62%	.71%A
Expenses net of fee waivers, if any	48%A	.62%	.65%A
Expenses net of all reductions	48%A	.61%	.65%A
Net investment income	4.45%A	3.87%	3.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 114	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a non diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

60

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income in cludes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,121,624
Unrealized depreciation	$(6,425,804)
Net unrealized appreciation (depreciation)	$(3,304,180)

Cost for federal income tax purposes	$591,285,609

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

62

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit

63 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Swap Agreements continued

risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $53,662,046 and $26,330,675, respectively.

Semiannual Report

64

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$2,949	$61
Class T	0%	.25%	7,523	3,886
Class B	65%	.25%	10,251	7,509
Class C	75%	.25%	4,880	3,361
			$25,603	$14,817

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$4,672
Class T	1,303
Class B*	388
Class C*	216
$6,579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

65 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC re ceives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Total Bond average net assets. FIIOC and FSC pay for typeset ting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$5,479.28
Class T		8,787.29
Class B		3,513.31
Class C		1,301.26
Total Bond		227,198.10
Institutional Class		120.13
	$246,398
* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

Semiannual Report

66

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, certain CIPs may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $1,324.

During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction

Total Bond	$115

67 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$82,197	$44,038
Class T	122,462	89,638
Class B	38,777	27,061
Class C	16,755	10,692
Total Bond	10,257,555	14,046,106
Institutional Class	3,967	3,948
Total	$10,521,713	$14,221,483
From net realized gain
Class A	$12,832	$1,823
Class T	23,014	2,706
Class B	8,379	2,453
Class C	2,940	2,151
Total Bond	1,632,006	3,053,158
Institutional Class	682	887
Total	$1,679,853	$3,063,178

Semiannual Report

68

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	220,004	284,201	$2,294,060	$3,006,382
Reinvestment of distributions	8,536	4,224	89,237	44,746
Shares redeemed	(58,200)	(16,733)	(605,505)	(177,183)
Net increase (decrease)	170,340	271,692	$1,777,792	$2,873,945
Class T
Shares sold	158,915	640,420	$1,660,275	$6,767,881
Reinvestment of distributions	13,766	8,561	143,900	90,624
Shares redeemed	(126,590)	(115,159)	(1,319,309)	(1,215,824)
Net increase (decrease)	46,091	533,822	$484,866	$5,642,681
Class B
Shares sold	68,673	198,926	$718,123	$2,105,652
Reinvestment of distributions	4,051	2,416	42,385	25,606
Shares redeemed	(38,513)	(19,350)	(401,345)	(204,667)
Net increase (decrease)	34,211	181,992	$359,163	$1,926,591
Class C
Shares sold	64,199	64,313	$671,823	$682,289
Reinvestment of distributions	1,362	1,008	14,238	10,695
Shares redeemed	(19,838)	(14,837)	(207,055)	(156,875)
Net increase (decrease)	45,723	50,484	$479,006	$536,109
Total Bond
Shares sold	13,419,880	15,519,844	$140,018,354	$164,657,854
Reinvestment of distributions	1,075,569	1,546,242	11,250,121	16,406,907
Shares redeemed	(4,264,147)	(13,038,155)	(44,532,093)	(138,400,918)
Net increase (decrease)	10,231,302	4,027,931	$106,736,382	$42,663,843
Institutional Class
Shares sold	7,848	615	$82,774	$6,559
Reinvestment of distributions	271	453	2,836	4,801
Shares redeemed	(287)	(7)	(2,976)	(75)
Net increase (decrease)	7,832	1,061	$82,634	$11,285

69 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 70

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

71 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

72

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

73 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 74

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

75 Semiannual Report

75

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 76

77 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments
Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

TBD-USAN-0306 1.789737.102

Fidelity Advisor Total Bond Fund - Class A, Class T, Class B and Class C

Semiannual Report January 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity Total Bond Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	50	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	60	Notes to the financial statements.
Proxy Voting Results	70

Board Approval of	71
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,008.50	$3.90
HypotheticalA	$1,000.00	$1,021.32	$3.92
Class T
Actual	$1,000.00	$1,007.90	$4.45
HypotheticalA	$1,000.00	$1,020.77	$4.48
Class B
Actual	$1,000.00	$1,004.60	$7.83
HypotheticalA	$1,000.00	$1,017.39	$7.88
Class C
Actual	$1,000.00	$1,004.30	$8.13
HypotheticalA	$1,000.00	$1,017.09	$8.19
Total Bond
Actual	$1,000.00	$1,010.10	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$1,009.00	$2.43
HypotheticalA	$1,000.00	$1,022.79	$2.45
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	77%
Class T	88%
Class B	1.55%
Class C	1.61%
Total Bond	45%
Institutional Class	48%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	5.8	6.2

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 20.8%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 3.7%
Auto Components 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 30,000	$ 24,600
Delphi Corp. 6.5% 8/15/13 (b)	185,000	105,913
Tenneco, Inc. 8.625% 11/15/14	105,000	104,475
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	94,395
Visteon Corp. 7% 3/10/14	190,000	147,013
		476,396
Automobiles – 0.4%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,128,150
7.45% 7/16/31	915,000	674,813
General Motors Corp.:
6.375% 5/1/08	300,000	251,250
8.25% 7/15/23	300,000	219,000
		2,273,213
Diversified Consumer Services – 0.1%
Carriage Services, Inc. 7.875% 1/15/15	200,000	203,000
Service Corp. International (SCI):
6.5% 3/15/08	75,000	75,938
6.75% 4/1/16	305,000	300,425
		579,363
Hotels, Restaurants & Leisure 0.7%
Carrols Corp. 9% 1/15/13	105,000	102,900
Domino’s, Inc. 8.25% 7/1/11	55,000	57,338
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	63,000
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	48,625
8% 11/15/13	225,000	234,281
Herbst Gaming, Inc.:
7% 11/15/14	50,000	49,750
8.125% 6/1/12	70,000	72,800
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,450
Host Marriott LP 7.125% 11/1/13	35,000	36,181
Kerzner International Ltd. 6.75% 10/1/15	140,000	136,500
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	135,000	127,575
MGM MIRAGE:
6% 10/1/09	50,000	49,625
8.375% 2/1/11	40,000	42,950
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,100
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	65,000	65,000

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
MTR Gaming Group, Inc. 9.75% 4/1/10	$ 135,000	$ 144,450
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	80,600
8.875% 3/15/10	100,000	104,625
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	144,900
Resorts International Hotel & Casino, Inc. 11.5%
3/15/09	225,000	252,000
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	30,000	30,375
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (e)	70,000	70,875
7.25% 5/1/12	50,000	50,625
Six Flags, Inc.:
9.625% 6/1/14	180,000	183,150
9.75% 4/15/13	55,000	56,238
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	101,125
Station Casinos, Inc.:
6% 4/1/12	70,000	70,000
6.5% 2/1/14	40,000	39,850
6.875% 3/1/16	150,000	151,875
Town Sports International, Inc. 9.625% 4/15/11	165,000	172,838
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	95,000	105,806
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	67,400
Vail Resorts, Inc. 6.75% 2/15/14	60,000	60,150
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	40,000	27,600
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (e)	44,000	47,080
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	167,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	160,000	156,000
		3,488,637
Household Durables – 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	646,194
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e) .	80,000	75,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	47,050
6.5% 1/15/14	100,000	96,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Household Durables – continued
K. Hovnanian Enterprises, Inc.: – continued
8.875% 4/1/12	$ 10,000	$ 10,550
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	110,000	100,650
7.5% 1/15/15	175,000	152,250
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,700
		1,215,964
Media – 1.9%
AOL Time Warner, Inc.:
6.875% 5/1/12	45,000	47,791
7.625% 4/15/31	500,000	555,446
Cablevision Systems Corp.:
8% 4/15/12	230,000	218,213
8.7163% 4/1/09 (i)	40,000	40,750
CanWest Media, Inc. 8% 9/15/12	30,000	30,750
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp.:
10.25% 9/15/10	115,000	113,563
10.25% 9/15/10 (e)	100,000	98,500
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (e)	70,000	70,000
Cinemark, Inc. 0% 3/15/14 (c)	100,000	73,000
Comcast Corp.:
4.95% 6/15/16	530,000	492,534
5.85% 1/15/10	500,000	507,820
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,347
7.125% 10/1/12	970,000	1,032,370
CSC Holdings, Inc.:
7% 4/15/12 (e)(i)	160,000	152,000
7.875% 2/15/18	150,000	144,938
8.125% 7/15/09	65,000	65,975
Dex Media, Inc.:
0% 11/15/13 (c)	100,000	82,125
8% 11/15/13	10,000	10,300
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	146,063
7.125% 2/1/16 (e)(f)	250,000	246,575

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Media – continued
EchoStar DBS Corp.: – continued
9.125% 1/15/09	$ 72,000	$ 75,420
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (d)	133,948	133,278
10.25% 10/20/11 (d)	85,460	86,058
10.25% 10/20/11 (d)(e)	9,861	9,930
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	34,400
Houghton Mifflin Co.:
0% 10/15/13 (c)	200,000	164,000
8.25% 2/1/11	100,000	103,750
9.875% 2/1/13	145,000	156,238
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	82,000
Innova S. de R.L. 9.375% 9/19/13	175,000	194,250
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	103,375
Liberty Media Corp.:
5.7% 5/15/13	570,000	531,525
8.25% 2/1/30	740,000	733,435
8.5% 7/15/29	130,000	130,437
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	205,200
MediaNews Group, Inc. 6.375% 4/1/14	100,000	92,250
News America Holdings, Inc. 7.75% 12/1/45	170,000	191,425
News America, Inc.:
6.2% 12/15/34	330,000	322,178
6.4% 12/15/35 (e)	500,000	497,901
Nexstar Broadcasting, Inc. 7% 1/15/14	200,000	184,000
PanAmSat Corp. 9% 8/15/14	84,000	87,780
Paxson Communications Corp.:
7.75% 1/15/12 (e)(i)	200,000	200,000
10.75% 1/15/13 (e)(i)	150,000	143,625
Quebecor Media, Inc. 7.75% 3/15/16 (e)	150,000	153,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,950
10.375% 9/1/14 (e)	30,000	33,675
Rogers Cable, Inc. 6.75% 3/15/15	50,000	50,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	100,000	99,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,182,456
		10,225,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.1%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	$ 100,000	$ 103,750
The May Department Stores Co. 6.7% 7/15/34	620,000	651,748
		755,498
Specialty Retail – 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,350
9% 6/15/12	15,000	15,150
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	166,175
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	83,700
Sonic Automotive, Inc. 8.625% 8/15/13	165,000	162,525
United Auto Group, Inc. 9.625% 3/15/12	50,000	53,125
		539,025
Textiles, Apparel & Luxury Goods – 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	40,000
Levi Strauss & Co.:
9.28% 4/1/12 (i)	70,000	71,575
9.75% 1/15/15	180,000	189,450
12.25% 12/15/12	65,000	73,450
		374,475

TOTAL CONSUMER DISCRETIONARY		19,927,980

CONSUMER STAPLES 0.7%
Beverages – 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (e)	425,000	408,944
Molson Coors Capital Finance ULC 4.85% 9/22/10	1,000,000	984,472
		1,393,416
Food & Staples Retailing – 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,400
6.875% 5/1/29	170,000	161,075
8.25% 7/15/10	40,000	43,200
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,925
8.5% 8/1/14	60,000	57,150
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	115,000	120,750
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	80,200
		532,700

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER STAPLES – continued
Food Products 0.2%
B&G Foods, Inc. 8% 10/1/11	$ 40,000	$ 41,200
Doane Pet Care Co.:
10.625% 11/15/15 (e)	50,000	52,125
10.75% 3/1/10	125,000	136,250
H.J. Heinz Co. 6.428% 12/1/08 (e)(i)	450,000	463,127
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	120,000	122,400
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,800
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	155,453
		1,011,355
Personal Products 0.1%
Avon Products, Inc. 5.125% 1/15/11	490,000	488,181
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	92,250
		580,431
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	400,000	434,710

TOTAL CONSUMER STAPLES		3,952,612

ENERGY 2.2%
Energy Equipment & Services – 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	328,710
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	856,732
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	44,000	45,430
Hanover Compressor Co. 8.625% 12/15/10	20,000	21,250
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,625
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	100,000	122,813
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,471
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,200
		1,474,231
Oil, Gas & Consumable Fuels – 1.9%
Amerada Hess Corp. 6.65% 8/15/11	110,000	117,519
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	126,500
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,500
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (e)	40,000	41,200
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	481,237
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	180,000	189,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chesapeake Energy Corp.:
6.875% 1/15/16	$ 50,000	$ 50,688
7.75% 1/15/15	130,000	137,800
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,500,631
El Paso Corp.:
6.375% 2/1/09 (e)	5,000	4,900
6.5% 6/1/08 (e)	150,000	149,148
6.7% 2/15/27 (e)	65,000	64,188
7.75% 6/15/10 (e)	200,000	207,340
7.875% 6/15/12	400,000	424,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,194
7.75% 1/15/32	15,000	15,833
8.05% 10/15/30	95,000	101,175
El Paso Production Holding Co. 7.75% 6/1/13	140,000	149,100
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	322,206
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	247,763
Enterprise Products Operating LP 5.75% 3/1/35	300,000	275,868
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,250
Gazstream SA 5.625% 7/22/13 (e)	101,829	100,811
Giant Industries, Inc. 8% 5/15/14	130,000	134,713
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	284,278
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (e)	146,000	133,225
Massey Energy Co. 6.625% 11/15/10	40,000	40,800
National Gas Co. of Trinidad & Tobago Ltd. 6.05%
1/15/36 (e)	240,000	236,208
Newfield Exploration Co. 6.625% 9/1/14	90,000	92,925
Nexen, Inc. 5.875% 3/10/35	600,000	584,384
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	54,725
8.25% 3/15/13	40,000	42,600
Pan American Energy LLC 7.125% 10/27/09 (e)	120,000	121,200
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,700
Pemex Project Funding Master Trust:
5.75% 12/15/15 (e)	160,000	158,160
6.125% 8/15/08	250,000	254,625
6.625% 6/15/35 (e)	780,000	780,780
7.375% 12/15/14	340,000	375,360
7.75% 9/28/49	222,000	227,550

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pemex Project Funding Master Trust: – continued
8.625% 2/1/22	$ 50,000	$ 61,375
9.125% 10/13/10	60,000	69,000
Petrobras Energia SA 9.375% 10/30/13	55,000	59,263
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	89,325
7.375% 7/15/13	40,000	41,600
Ship Finance International Ltd. 8.5% 12/15/13	330,000	310,200
Talisman Energy, Inc. 5.85% 2/1/37	350,000	344,294
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)	40,000	41,700
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,675
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (e)	215,000	219,838
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,213
7.625% 7/15/19	30,000	32,709
7.875% 9/1/21	35,000	38,763
8.125% 3/15/12	30,000	32,914
8.75% 3/15/32	165,000	196,697
YPF SA 10% 11/2/28	65,000	76,863
		10,062,013

TOTAL ENERGY		11,536,244

FINANCIALS – 6.1%
Capital Markets 1.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	100,000	96,618
4.25% 9/4/12 (i)	205,000	202,694
E*TRADE Financial Corp.:
7.375% 9/15/13	40,000	40,900
8% 6/15/11	315,000	326,813
Equinox Holdings Ltd. 9% 12/15/09	90,000	96,750
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,103,534
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,120,749
6.6% 1/15/12	500,000	533,164
Lazard Group LLC 7.125% 5/15/15	685,000	717,662
Legg Mason, Inc. 6.75% 7/2/08	30,000	31,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Capital Markets continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 685,000	$ 663,560
Morgan Stanley 6.6% 4/1/12	1,100,000	1,172,070
		6,105,640
Commercial Banks – 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	855,449
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,478
Dresdner Bank AG 10.375% 8/17/09 (e)	100,000	109,750
Korea Development Bank:
3.875% 3/2/09	685,000	662,014
4.75% 7/20/09	320,000	316,738
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (e)	100,000	100,750
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)	200,000	217,200
Wachovia Bank NA 4.875% 2/1/15	1,990,000	1,920,444
Wachovia Corp. 4.875% 2/15/14	175,000	169,515
Western Financial Bank 9.625% 5/15/12	15,000	16,800
		4,403,138
Consumer Finance – 0.8%
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,250
Capital One Bank 6.5% 6/13/13	1,090,000	1,151,912
Ford Motor Credit Co.:
6.625% 6/16/08	90,000	84,689
7% 10/1/13	500,000	452,910
7.375% 2/1/11	1,000,000	927,089
8.625% 11/1/10	100,000	96,264
General Motors Acceptance Corp.:
6.75% 12/1/14	135,000	127,913
6.875% 9/15/11	300,000	286,500
8% 11/1/31	250,000	253,750
Household Finance Corp. 4.125% 11/16/09	170,000	163,730
MBNA America Bank NA 7.125% 11/15/12	500,000	553,961
Triad Acquisition Corp. 11.125% 5/1/13	55,000	54,175
		4,221,143
Diversified Financial Services – 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13	70,000	67,200
Citigroup, Inc. 5% 9/15/14	1,250,000	1,221,335

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount

FINANCIALS – continued
Diversified Financial Services – continued
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		$ 68,000	$ 72,760
JPMorgan Chase & Co. 4.875% 3/15/14		1,475,000	1,424,564
Prime Property Funding, Inc. 5.125% 6/1/15 (e)		510,000	488,612
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		500,000	498,899
Universal City Florida Holding Co. I/II 8.375% 5/1/10	.	30,000	30,000
			3,803,370
Insurance – 0.4%
Aegon NV 4.75% 6/1/13		500,000	482,753
Axis Capital Holdings Ltd. 5.75% 12/1/14		750,000	745,886
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	.	589,000	620,577
UnumProvident Corp. 7.625% 3/1/11		150,000	161,718
			2,010,934
Real Estate 2.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13		115,000	116,438
8.125% 6/1/12		85,000	88,400
Archstone Smith Operating Trust 5.25% 5/1/15		805,000	790,826
Arden Realty LP 5.25% 3/1/15		1,210,000	1,207,605
Boston Properties, Inc. 6.25% 1/15/13		245,000	255,310
Camden Property Trust 5.875% 11/30/12		200,000	203,768
CarrAmerica Realty Corp.:
5.125% 9/1/11		985,000	960,051
5.25% 11/30/07		200,000	199,204
5.5% 12/15/10		490,000	487,368
CB Richard Ellis Services, Inc. 9.75% 5/15/10		10,000	10,850
Colonial Properties Trust:
4.75% 2/1/10		120,000	116,476
5.5% 10/1/15		840,000	813,464
Developers Diversified Realty Corp.:
5% 5/3/10		350,000	343,967
5.25% 4/15/11		205,000	202,070
EOP Operating LP:
4.65% 10/1/10		595,000	576,235
4.75% 3/15/14		135,000	127,085
6.75% 2/15/12		145,000	153,733
6.8% 1/15/09		1,000,000	1,041,108
7% 7/15/11		500,000	534,013
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. II 10.5% 6/15/09	$ 100,000	$ 105,400
Omega Healthcare Investors, Inc.:
7% 4/1/14	70,000	71,050
7% 4/1/14 (e)	100,000	101,500
7% 1/15/16 (e)	100,000	100,500
Senior Housing Properties Trust 7.875% 4/15/15	213,000	221,520
Simon Property Group LP:
5.1% 6/15/15	485,000	468,052
5.625% 8/15/14	1,000,000	1,005,859
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (e)	150,000	149,250
6.625% 10/15/14	115,000	116,725
		10,567,827
Thrifts & Mortgage Finance – 0.3%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	389,195
Independence Community Bank Corp. 3.75% 4/1/14 (i)	545,000	520,923
Residential Capital Corp. 6.375% 6/30/10	45,000	46,128
Washington Mutual, Inc. 4.625% 4/1/14	750,000	699,617
		1,655,863

TOTAL FINANCIALS		32,767,915

HEALTH CARE – 0.4%
Health Care Providers & Services – 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,800
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	60,000	63,900
Community Health Systems, Inc. 6.5% 12/15/12	80,000	78,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,425
9.5% 8/15/10	110,000	114,675
DaVita, Inc.:
6.625% 3/15/13	40,000	40,400
7.25% 3/15/15	265,000	266,325
HealthSouth Corp.:
7.625% 6/1/12	100,000	102,000
8.375% 10/1/11	150,000	155,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	100,000	102,250
Psychiatric Solutions, Inc. 7.75% 7/15/15	50,000	51,250

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

HEALTH CARE – continued
Health Care Providers & Services – continued
ResCare, Inc. 7.75% 10/15/13 (e)	$ 80,000	$ 80,400
Rural/Metro Corp. 9.875% 3/15/15	130,000	139,750
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (e)	100,000	102,750
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	67,313
6.5% 6/1/12	15,000	13,463
7.375% 2/1/13	175,000	158,813
9.25% 2/1/15 (e)	150,000	147,375
U.S. Oncology, Inc.:
9% 8/15/12	30,000	32,250
10.75% 8/15/14	80,000	88,800
		1,900,764
Pharmaceuticals – 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)	100,000	64,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	47,125
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	60,600
VWR International, Inc.:
6.875% 4/15/12	30,000	29,700
8% 4/15/14	30,000	29,738
		231,913

TOTAL HEALTH CARE		2,132,677

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	513,692
BE Aerospace, Inc. 8.5% 10/1/10	100,000	107,250
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	305,150
6.75% 5/1/12 (e)	105,000	98,438
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,600
Orbital Sciences Corp. 9% 7/15/11	135,000	143,775
		1,208,905
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,375
6.855% 10/15/10	63,128	63,868
6.977% 11/23/22	10,566	10,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru trust certificates: -
continued
6.978% 10/1/12	$ 115,156	$ 117,284
7.024% 4/15/11	365,000	372,023
7.377% 5/23/19	44,581	37,002
7.379% 11/23/17	44,213	36,697
7.8% 4/1/08	65,000	64,513
7.858% 4/1/13	525,000	558,284
AMR Corp. 9% 8/1/12	85,000	77,350
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	357,239	354,222
6.795% 2/2/20	472,482	429,959
9.798% 4/1/21	148,009	149,119
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	350,000	84,000
9.5% 11/18/08 (b)(e)	61,000	51,850
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	335,750
7.299% 9/18/06	1,000	830
7.57% 11/18/10	805,000	790,759
7.779% 1/2/12	85,170	70,691
Northwest Airlines, Inc. 9.875% 3/15/07 (b)	200,000	74,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,474
7.626% 4/1/10	32,062	19,237
7.67% 1/2/15	8,270	7,939
United Airlines pass thru Certificates:
6.071% 9/1/14	288,557	281,170
6.201% 3/1/10	104,439	102,570
6.602% 9/1/13	19,100	18,806
		4,162,836
Building Products 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,200
Nortek, Inc. 8.5% 9/1/14	100,000	97,500
		118,700
Commercial Services & Supplies – 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,988
Adesa, Inc. 7.625% 6/15/12	50,000	50,000
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	145,000	139,200

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 70,000	$ 66,850
7.875% 4/15/13	120,000	124,200
Buhrmann US, Inc. 7.875% 3/1/15	50,000	48,875
Cenveo Corp. 7.875% 12/1/13	60,000	58,500
FTI Consulting, Inc. 7.625% 6/15/13 (e)	105,000	108,675
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)	230,000	231,725
Mac-Gray Corp. 7.625% 8/15/15	150,000	153,000
		1,105,013
Electrical Equipment – 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	18,200
Industrial Conglomerates – 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (e)	190,000	200,281
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (e)	720,000	825,194
Nell AF Sarl 8.375% 8/15/15 (e)	75,000	74,813
		1,100,288
Machinery – 0.1%
Accuride Corp. 8.5% 2/1/15	80,000	79,400
Chart Industries, Inc. 9.125% 10/15/15 (e)	40,000	41,500
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	20,000	21,000
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	50,375
Dresser, Inc. 9.375% 4/15/11	15,000	15,788
Invensys PLC 9.875% 3/15/11 (e)	245,000	248,675
Navistar International Corp. 7.5% 6/15/11	30,000	29,550
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	52,200
Terex Corp. 7.375% 1/15/14	100,000	100,500
		638,988
Marine – 0.1%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	71,000	76,680
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	26,000	21,580
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	32,000	33,840
OMI Corp. 7.625% 12/1/13	95,000	96,900
		229,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Road & Rail 0.1%
Hertz Corp.:
8.875% 1/1/14 (e)	$ 250,000	$ 258,125
10.5% 1/1/16 (e)	110,000	114,813
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,000
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	100,000	102,000
TFM SA de CV 9.375% 5/1/12	65,000	71,500
		649,438
Trading Companies & Distributors – 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	75,000	78,750
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	50,000	53,625
		132,375

TOTAL INDUSTRIALS		9,363,743

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.0%
L-3 Communications Corp. 6.375% 10/15/15	120,000	119,400
Nortel Networks Corp. 6.125% 2/15/06	65,000	65,325
		184,725
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	101,000
Sanmina-SCI Corp. 8.125% 3/1/16 (f)	100,000	100,750
		201,750
IT Services – 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	112,500
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)	225,000	235,125
		347,625
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	133,900
Xerox Corp.:
7.2% 4/1/16	165,000	173,250
7.625% 6/15/13	60,000	63,750
		370,900
Semiconductors & Semiconductor Equipment – 0.3%
Amkor Technology, Inc. 7.75% 5/15/13	65,000	57,200
Chartered Semiconductor Manufacturing Ltd. 6.375%
8/3/15	760,000	758,182

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc. 7.125% 7/15/14	$ 60,000	$ 63,450
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	25,000	24,500
8% 12/15/14	80,000	77,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	48,300
STATS ChipPAC Ltd. 7.5% 7/19/10	135,000	137,025
Viasystems, Inc. 10.5% 1/15/11	180,000	167,400
		1,333,257

TOTAL INFORMATION TECHNOLOGY		2,438,257

MATERIALS 1.2%
Chemicals – 0.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	122,650
Berry Plastics Corp. 10.75% 7/15/12	80,000	86,400
Borden US Finance Corp./Nova Scotia Finance ULC
9.35% 7/15/10 (e)(i)	70,000	70,700
Braskem SA (Reg. S) 11.75% 1/22/14	50,000	62,125
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series B, 0% 10/1/14 (c)	100,000	73,750
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,375
7.55% 2/15/26	100,000	95,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	145,000	158,775
Huntsman International LLC 9.875% 3/1/09	115,000	120,894
IMC Global, Inc. 10.875% 8/1/13	100,000	115,250
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	60,000	60,450
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	30,750
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	57,063
Millennium America, Inc. 9.25% 6/15/08	230,000	247,250
Nalco Co. 7.75% 11/15/11	230,000	235,750
Pliant Corp. 0% 6/15/09 (c)	60,000	55,800
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	35,000	37,363
Rhodia SA 7.625% 6/1/10	200,000	202,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

MATERIALS – continued
Chemicals – continued
Rockwood Specialties Group, Inc. 7.5% 11/15/14	$ 150,000	$ 149,250
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (e)	200,000	208,500
		2,476,595
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,975
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,750
		80,725
Containers & Packaging – 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	29,100
BWAY Corp. 10% 10/15/10	105,000	109,988
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	100,538
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	49,875
9.875% 10/15/14	95,000	93,100
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	119,400
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,650
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,525
8.875% 2/15/09	50,000	52,063
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,500
7.5% 5/15/10	95,000	95,950
7.8% 5/15/18	45,000	45,338
8.1% 5/15/07	110,000	112,200
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	44,200
		931,427
Metals & Mining – 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,800
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,900
Century Aluminum Co. 7.5% 8/15/14	40,000	41,000
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (e)	335,000	356,176
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	70,000	72,625
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	75,750
10.125% 2/1/10	45,000	49,050
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	50,000	55,250

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

MATERIALS – continued
Metals & Mining – continued
Newmont Mining Corp. 5.875% 4/1/35	$ 405,000	$ 394,412
Norilsk Nickel Finance Luxembourg SA 7.125%
9/30/09	155,000	159,650
Novelis, Inc. 7.5% 2/15/15 (e)(i)	210,000	198,450
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	110,000	73,700
		1,534,763
Paper & Forest Products 0.2%
Boise Cascade Corp. 8% 2/24/06	25,000	25,063
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	27,750
7.475% 10/15/12 (i)	30,000	29,100
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	203,000
Catalyst Paper Corp. 7.375% 3/1/14	40,000	35,400
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	13,650
7.5% 5/15/06	50,000	50,250
7.75% 11/15/29	10,000	9,375
8% 1/15/24	130,000	126,100
8.125% 5/15/11	105,000	107,231
International Paper Co. 4.25% 1/15/09	345,000	334,789
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	84,000
Solo Cup Co. 8.5% 2/15/14	145,000	128,325
Stone Container Corp. 8.375% 7/1/12	100,000	95,250
		1,269,283

TOTAL MATERIALS		6,292,793

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,882
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,800,000	2,131,981
British Telecommunications PLC:
8.375% 12/15/10	190,000	215,330
8.875% 12/15/30	145,000	190,767
Empresa Brasileira de Telecomm SA 11% 12/15/08	38,000	42,845
Eschelon Operating Co. 8.375% 3/15/10	46,000	42,780
GCI, Inc. 7.25% 2/15/14	50,000	49,250
New Skies Satellites BV:
9.125% 11/1/12	145,000	155,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
New Skies Satellites BV: – continued
9.5725% 11/1/11 (i)	$ 100,000	$ 104,250
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	50,250
7.25% 2/15/11	35,000	35,175
7.625% 8/3/21	20,000	19,150
Qwest Communications International, Inc.:
7.5% 2/15/14 (e)	60,000	60,450
7.5% 2/15/14	160,000	162,400
7.84% 2/15/09 (i)	40,000	40,850
Qwest Corp.:
7.625% 6/15/15 (e)	110,000	116,182
7.7413% 6/15/13 (e)(i)	90,000	96,975
SBC Communications, Inc.:
6.15% 9/15/34	500,000	492,285
6.45% 6/15/34	220,000	223,554
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,107,601
Telecom Italia Capital:
4.95% 9/30/14	415,000	392,329
6% 9/30/34	500,000	473,461
Telefonica de Argentina SA 9.125% 11/7/10	70,000	72,975
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	88,022
Telenet Group Holding NV 0% 6/15/14 (c)(e)	52,000	43,290
TELUS Corp. yankee 7.5% 6/1/07	180,000	185,278
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	85,200
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	123,750
U.S. West Communications 6.875% 9/15/33	165,000	152,213
Verizon Global Funding Corp. 5.85% 9/15/35	750,000	707,196
Verizon New York, Inc. 6.875% 4/1/12	120,000	125,775
		7,822,596
Wireless Telecommunication Services – 0.5%
America Movil SA de CV 4.125% 3/1/09	185,000	179,200
American Tower Corp. 7.5% 5/1/12	105,000	109,725
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	508,378
Centennial Communications Corp. 10% 1/1/13 (e)	100,000	103,630
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	60,000	61,050
Digicel Ltd. 9.25% 9/1/12 (e)	100,000	105,750
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	58,800

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Inmarsat Finance PLC 7.625% 6/30/12	$ 45,000	$ 46,294
Intelsat Ltd.:
6.5% 11/1/13	40,000	29,500
7.625% 4/15/12	20,000	16,100
8.625% 1/15/15 (e)	195,000	195,975
Millicom International Cellular SA 10% 12/1/13	140,000	154,000
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	61,830
8.375% 10/14/10 (e)	195,000	204,653
Nextel Communications, Inc. 7.375% 8/1/15	150,000	158,096
Nextel Partners, Inc. 8.125% 7/1/11	85,000	90,950
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	140,350
8% 12/15/12	105,000	111,038
9.625% 5/1/11	26,000	29,965
Rural Cellular Corp. 8.25% 3/15/12	60,000	63,450
Telecom Personal SA 9.25% 12/22/10 (e)	65,000	65,731
		2,494,465

TOTAL TELECOMMUNICATION SERVICES		10,317,061

UTILITIES – 2.3%
Electric Utilities – 1.0%
AES Gener SA 7.5% 3/25/14	70,000	71,400
Chivor SA E.S.P. 9.75% 12/30/14 (e)	150,000	163,500
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	303,221
Exelon Corp.:
4.9% 6/15/15	775,000	736,419
5.625% 6/15/35	90,000	84,464
6.75% 5/1/11	420,000	445,276
FirstEnergy Corp. 6.45% 11/15/11	155,000	162,945
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	140,000	144,900
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	110,000	117,150
Nevada Power Co.:
5.875% 1/15/15	40,000	40,250
6.5% 4/15/12	50,000	51,938
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	990,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Electric Utilities – continued
Progress Energy, Inc.: – continued
7.1% 3/1/11	$ 950,000	$ 1,018,487
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,800
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	125,000	135,313
TXU Energy Co. LLC 7% 3/15/13	880,000	931,383
		5,440,113
Gas Utilities 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	160,000	156,600
6.8% 11/15/15 (e)	80,000	83,100
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,125
Sonat, Inc.:
6.625% 2/1/08	20,000	20,050
6.75% 10/1/07	15,000	15,075
Transportadora de Gas del Sur SA (Reg. S) 6.5%
12/15/10 (d)	69,901	68,328
		368,278
Independent Power Producers & Energy Traders – 0.7%
AES Corp.:
7.75% 3/1/14	400,000	420,000
8.75% 6/15/08	2,000	2,093
8.75% 5/15/13 (e)	35,000	37,975
8.875% 2/15/11	282,000	304,208
9% 5/15/15 (e)	25,000	27,313
9.375% 9/15/10	7,000	7,630
9.5% 6/1/09	19,000	20,639
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	182,750
8.25% 4/15/12 (e)	90,000	100,350
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,139,873
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (e)	170,000	172,550
NRG Energy, Inc.:
7.25% 2/1/14	300,000	304,875
7.375% 2/1/16	480,000	489,000
8% 12/15/13	142,000	156,910

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Tenaska Alabama Partners LP 7% 6/30/21 (e)	$ 198,657	$ 203,624
TXU Corp. 5.55% 11/15/14	250,000	234,825
		3,804,615
Multi-Utilities – 0.5%
CMS Energy Corp.:
6.3% 2/1/12	260,000	257,400
8.5% 4/15/11	45,000	49,106
9.875% 10/15/07	135,000	144,281
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	520,391
5.15% 7/15/15	500,000	480,846
5.95% 6/15/35	905,000	870,252
6.25% 6/30/12	270,000	280,368
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	107,363
		2,710,007

TOTAL UTILITIES		12,323,013

TOTAL NONCONVERTIBLE BONDS
(Cost $111,532,147)		111,052,295

U.S. Government and Government Agency Obligations 34.0%

U.S. Government Agency Obligations 3.2%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,774,720
4.375% 7/17/13	2,205,000	2,122,570
4.625% 5/1/13	5,000,000	4,842,475
Federal Home Loan Bank 3.75% 9/28/06	40,000	39,740
Freddie Mac:
5.25% 11/5/12	280,000	275,716
5.875% 3/21/11	2,095,000	2,175,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,230,899
U.S. Treasury Inflation Protected Obligations 3.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,508,851	4,768,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 3,129,960	$ 3,000,330
2% 1/15/14	12,087,497	12,104,447

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		19,872,875
U.S. Treasury Obligations – 27.1%
U.S. Treasury Bonds 6.25% 5/15/30	10,038,000	12,241,261
U.S. Treasury Notes:
3.375% 12/15/08	75,000,000	72,761,663
3.375% 10/15/09	16,000,000	15,391,248
4.25% 8/15/13	10,049,000	9,863,717
4.75% 5/15/14	15,855,000	16,074,243
6.5% 2/15/10	17,170,000	18,413,486

TOTAL U.S. TREASURY OBLIGATIONS		144,745,618

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $183,288,778)		181,849,392

U.S. Government Agency Mortgage Securities 24.6%

Fannie Mae – 22.1%
3.476% 4/1/34 (i)	128,550	127,945
3.723% 1/1/35 (i)	70,485	69,265
3.75% 1/1/34 (i)	63,017	61,495
3.752% 10/1/33 (i)	51,685	50,500
3.753% 10/1/33 (i)	59,690	58,127
3.756% 12/1/34 (i)	54,209	53,425
3.788% 12/1/34 (i)	16,590	16,265
3.791% 6/1/34 (i)	248,148	238,926
3.82% 6/1/33 (i)	41,185	40,359
3.825% 1/1/35 (i)	57,301	56,224
3.828% 4/1/33 (i)	185,133	181,463
3.847% 1/1/35 (i)	141,913	139,294
3.869% 1/1/35 (i)	82,261	81,957
3.889% 12/1/34 (i)	39,758	39,582
3.902% 10/1/34 (i)	51,878	51,279
3.904% 1/1/35 (i)	124,314	122,414
3.945% 5/1/34 (i)	21,516	21,859
3.958% 1/1/35 (i)	55,835	55,330

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
3.971% 5/1/33 (i)	$ 14,911	$ 14,727
3.981% 12/1/34 (i)	37,441	37,132
3.983% 12/1/34 (i)	319,416	317,829
3.984% 12/1/34 (i)	59,767	59,297
3.988% 1/1/35 (i)	37,505	37,235
3.991% 2/1/35 (i)	40,222	39,858
4.014% 12/1/34 (i)	35,941	35,638
4.03% 2/1/35 (i)	38,999	38,609
4.037% 1/1/35 (i)	20,504	20,395
4.039% 10/1/18 (i)	51,293	50,449
4.053% 4/1/33 (i)	16,530	16,464
4.057% 1/1/35 (i)	38,202	37,805
4.063% 12/1/34 (i)	80,379	79,836
4.075% 1/1/35 (i)	70,360	69,708
4.094% 2/1/35 (i)	39,249	39,019
4.097% 2/1/35 (i)	76,805	76,134
4.101% 2/1/35 (i)	38,917	38,584
4.105% 2/1/35 (i)	148,807	147,709
4.111% 1/1/35 (i)	86,664	85,810
4.114% 11/1/34 (i)	64,200	63,632
4.121% 1/1/35 (i)	156,528	155,141
4.123% 1/1/35 (i)	89,827	89,489
4.127% 2/1/35 (i)	92,533	91,745
4.144% 1/1/35 (i)	143,550	143,278
4.159% 2/1/35 (i)	77,491	76,928
4.171% 1/1/35 (i)	74,822	74,237
4.176% 11/1/34 (i)	28,361	28,142
4.179% 1/1/35 (i)	155,237	153,967
4.181% 1/1/35 (i)	106,842	104,708
4.188% 10/1/34 (i)	128,345	128,438
4.205% 3/1/34 (i)	47,535	46,924
4.25% 2/1/35 (i)	66,644	65,308
4.255% 1/1/34 (i)	154,580	152,782
4.277% 1/1/35 (i)	57,785	57,384
4.278% 2/1/35 (i)	35,990	35,658
4.288% 8/1/33 (i)	103,514	102,420
4.292% 7/1/34 (i)	43,171	43,514
4.295% 3/1/35 (i)	60,229	59,678
4.313% 3/1/33 (i)	28,530	28,046
4.316% 5/1/35 (i)	76,010	75,205
4.327% 12/1/34 (i)	38,387	38,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.339% 9/1/34 (i)	$ 90,689	$ 89,976
4.348% 1/1/35 (i)	66,355	65,398
4.354% 1/1/35 (i)	56,399	55,603
4.364% 9/1/34 (i)	180,763	179,375
4.367% 2/1/34 (i)	127,547	126,211
4.368% 4/1/35 (i)	40,170	39,642
4.394% 2/1/35 (i)	83,536	82,269
4.403% 5/1/35 (i)	161,312	159,073
4.439% 10/1/34 (i)	260,427	259,093
4.44% 3/1/35 (i)	66,474	65,498
4.445% 4/1/34 (i)	90,486	89,840
4.467% 8/1/34 (i)	167,566	165,578
4.477% 1/1/35 (i)	83,851	83,514
4.481% 5/1/35 (i)	81,736	80,694
4.497% 3/1/35 (i)	182,832	180,071
4.5% 5/1/18 to 3/1/35 (f)	28,694,086	27,607,167
4.5% 2/1/21 (f)	8,000,592	7,765,575
4.505% 12/1/34 (i)	367,159	362,888
4.517% 8/1/34 (i)	356,924	359,922
4.522% 3/1/35 (i)	160,563	158,442
4.541% 2/1/35 (i)	53,290	52,870
4.542% 2/1/35 (i)	357,162	356,749
4.544% 7/1/34 (i)	85,164	84,679
4.545% 7/1/35 (i)	199,063	197,042
4.56% 2/1/35 (i)	45,874	45,914
4.582% 1/1/33 (i)	296,896	296,543
4.584% 2/1/35 (i)	505,779	500,201
4.606% 2/1/35 (i)	162,032	160,265
4.635% 11/1/34 (i)	178,314	176,746
4.668% 11/1/34 (i)	179,748	178,206
4.687% 3/1/35 (i)	421,506	421,614
4.725% 3/1/35 (i)	82,693	81,965
4.73% 7/1/34 (i)	165,747	164,318
4.799% 12/1/34 (i)	156,121	155,301
4.808% 12/1/32 (i)	73,776	74,065
4.814% 2/1/33 (i)	93,398	93,180
4.825% 12/1/34 (i)	56,493	56,202
4.879% 10/1/34 (i)	126,883	126,735
5% 3/1/35 to 8/1/35	19,822,194	19,157,779
5% 2/1/36 (f)	9,875,320	9,542,028
5.105% 5/1/35 (i)	378,520	379,740

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
5.106% 9/1/34 (i)	$ 56,684	$ 56,600
5.197% 6/1/35 (i)	281,677	282,017
5.276% 3/1/35 (i)	44,775	44,856
5.349% 12/1/34 (i)	129,842	129,803
5.5% 11/1/16 to 10/1/34	5,630,522	5,585,457
5.5% 2/1/21 (f)	10,000,000	10,062,500
5.5% 2/1/36 (f)	17,610,000	17,417,391
6% 7/1/08 to 3/1/33	6,443,615	6,558,964
6% 2/1/21 (f)	625,609	639,294
6.5% 6/1/09 to 1/1/33	1,884,601	1,936,735
7% 9/1/25 to 8/1/29	265,172	276,211

TOTAL FANNIE MAE		117,790,708
Freddie Mac – 2.5%
4.055% 12/1/34 (i)	53,964	53,392
4.113% 12/1/34 (i)	91,458	89,895
4.176% 1/1/35 (i)	235,062	231,225
4.266% 1/1/35 (i)	215,807	213,657
4.288% 3/1/35 (i)	77,571	76,773
4.296% 5/1/35 (i)	144,497	142,845
4.305% 12/1/34 (i)	83,759	82,237
4.364% 3/1/35 (i)	113,774	111,463
4.366% 2/1/35 (i)	163,595	162,105
4.386% 2/1/35 (i)	147,039	144,053
4.445% 3/1/35 (i)	70,899	69,318
4.446% 2/1/34 (i)	82,071	80,812
4.465% 6/1/35 (i)	86,884	85,601
4.49% 3/1/35 (i)	87,441	85,590
4.49% 3/1/35 (i)	535,601	526,835
4.554% 2/1/35 (i)	128,776	127,210
5.013% 4/1/35 (i)	429,293	428,511
5.326% 8/1/33 (i)	33,375	33,804
6% 5/1/33	676,636	685,545
6% 2/13/36 (f)	10,000,000	10,100,000

TOTAL FREDDIE MAC		13,530,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Government National Mortgage Association 0.0%
7% 7/15/31 to 12/15/32	$ 145,831	$ 153,169
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $133,469,341)		131,474,748

Asset Backed Securities 2.5%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (i)	119,197	119,546
Class M2, 5.63% 2/25/34 (i)	125,000	125,813
Series 2005-SD1 Class A1, 4.93% 11/25/50 (i)	106,672	106,795
Aircraft Lease Securitization Ltd. Series 2005 1 Class C1,
8.1475% 9/9/30 (e)(i)	196,595	198,561
American Express Credit Account Master Trust
Series 2004-C Class C, 4.97% 2/15/12 (e)(i)	1,318,234	1,320,801
AmeriCredit Automobile Receivables Trust Series 2004-1
Class D, 5.07% 7/6/10	290,000	287,016
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (i)	65,000	64,998
Class M2, 5.01% 4/25/34 (i)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 4.83% 12/15/33 (i)	31,485	31,583
Series 2004-HE2 Class M1, 5.08% 4/25/34 (i)	375,000	377,035
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.43% 12/15/09 (i)	425,000	428,555
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	880,443
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (i)	120,000	120,209
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,810
Series 2003-B4 Class B4, 5.27% 7/15/11 (i)	90,000	91,252
Series 2004-6 Class B, 4.15% 7/16/12	570,000	552,249
Cendant Timeshare Receivables Funding LLC
Series 2005-1A Class A1, 4.67% 5/20/17 (e)	257,957	254,806
Chase Credit Card Master Trust Series 2003-6 Class B,
4.82% 2/15/11 (i)	230,000	231,514
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.67% 5/15/09 (i)	220,000	219,990
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.65% 4/7/10 (i)	305,000	310,712
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (i)	410,000	410,925

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Countrywide Home Loans, Inc.: – continued
Series 2004-3 Class M1, 5.03% 6/25/34 (i)	$ 75,000	$ 75,184
Series 2005-1:
Class MV1, 4.93% 7/25/35 (i)	185,000	185,179
Class MV2, 4.97% 7/25/35 (i)	220,000	220,261
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	309,000	300,167
Class C, 5.074% 6/15/35 (e)	281,000	273,470
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (i)	25,000	25,051
Class M4, 5.43% 3/25/34 (i)	25,000	25,220
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.08% 1/25/34 (i)	225,000	225,839
Class M2, 5.68% 1/25/34 (i)	275,000	278,394
GSAMP Trust Series 2004-FM2 Class M1, 5.03%
1/25/34 (i)	250,000	249,991
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (i)	551	553
Class M1, 5.41% 8/25/33 (i)	25,000	25,253
Series 2003-4:
Class M1, 4.4413% 10/25/33 (i)	40,000	40,191
Class M2, 6.43% 10/25/33 (i)	45,000	45,401
Series 2004-3 Class M2, 5.73% 8/25/34 (i)	120,000	121,606
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (i)	138,322	138,397
Class M2, 4.98% 1/20/35 (i)	104,676	104,795
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.86% 10/15/10 (i)	80,000	80,523
Series 2003-B3 Class B3, 4.845% 1/18/11 (i)	285,000	286,469
Series 2003-B5 Class B5, 4.84% 2/15/11 (i)	240,000	241,547
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (i)	100,000	99,996
Class M2, 5.08% 7/25/34 (i)	25,000	24,999
Class M3, 5.48% 7/25/34 (i)	50,000	49,998
Class M4, 5.63% 7/25/34 (i)	25,000	25,050
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (i)	90,000	91,218
Series 2003-NC8 Class M1, 5.23% 9/25/33 (i)	35,000	35,575
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (i)	32,099	32,142
Series 2002-NC1 Class M1, 5.33% 2/25/32 (e)(i)	138,907	139,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2002-NC3 Class M1, 5.25% 8/25/32 (i)	$ 75,000	$ 75,240
Series 2003-NC2 Class M2, 6.53% 2/25/33 (i)	40,000	40,331
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (e)(i)(k)	455,000	139,806
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (k)	250,000	58,623
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (i)	75,000	75,059
Class M4, 5.505% 6/25/34 (i)	125,000	125,576
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.05% 1/25/35 (i)	225,000	225,553
Class M4, 5.36% 1/25/35 (i)	750,000	753,212
SBA CMBS Trust Series 2005-1A Class C, 5.731%
11/15/35 (e)	500,000	500,795
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 5.4413% 6/15/33 (i)	260,000	265,348
Volkswagen Auto Lease Trust Series 2005-A Class A4,
3.94% 10/20/10	970,000	954,189
WFS Financial Owner Trust Series 2004-3 Class D,
4.07% 2/17/12	219,672	216,565
TOTAL ASSET BACKED SECURITIES
(Cost $13,163,331)		13,114,585

Collateralized Mortgage Obligations 2.9%

Private Sponsor 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.86% 5/25/35 (i)	232,427	231,849
Series 2005-2 Class 6A2, 4.81% 6/25/35 (i)	104,097	104,163
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (i)	131,868	131,223
Class 2A1, 4.1663% 12/25/33 (i)	252,803	247,650
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (i)	493,271	486,558
Class 2A2, 4.1189% 3/25/34 (i)	183,408	178,700
Series 2004-C Class 1A1, 3.3683% 4/25/34 (i)	318,448	313,042
Series 2004 D:
Class 1A1, 3.5366% 5/25/34 (i)	378,641	370,893
Class 2A2, 4.1992% 5/25/34 (i)	528,553	514,766
Series 2004-G Class 2A7, 4.5714% 8/25/34 (i)	534,589	524,736

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-H Class 2A1, 4.4883% 9/25/34 (i)	$ 476,112	$ 466,382
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.81% 1/25/35 (i)	503,103	503,732
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (i)	75,952	76,059
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (i)	142,383	142,648
Granite Master Issuer PLC Series 2006-1A Class C2,
5.2569% 12/20/54 (e)(i)	400,000	400,000
Granite Mortgages PLC floater Series 2004-2 Class 1C,
5.2% 6/20/44 (i)	108,672	108,842
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9238% 9/26/45 (e)(i)	588,654	588,654
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	65,273	65,232
Master Asset Securitization Trust Series 2004 9 Class 7A1,
6.3324% 5/25/17 (i)	428,000	428,832
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2399% 8/25/17 (i)	314,258	318,942
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.96% 7/25/30 (i)	476,794	476,337
Series 2003-E Class XA1, 0.789% 10/25/28 (i)(k)	1,041,691	10,411
Series 2003-G Class XA1, 1% 1/25/29 (k)	1,466,748	15,675
Series 2003-H Class XA1, 1% 1/25/29 (e)(k)	1,178,031	12,495
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.82% 7/25/35 (i)	328,779	328,818
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	411,423	414,548
Series 2004-SL2 Class A1, 6.5% 10/25/16	54,939	55,679
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (e)(i)	42,966	43,691
Class B4, 6.09% 6/10/35 (e)(i)	38,192	38,884
Class B5, 6.69% 6/10/35 (e)(i)	28,644	29,253
Class B6, 7.19% 6/10/35 (e)(i)	14,322	14,662
Series 2004-B:
Class B4, 5.54% 2/10/36 (e)(i)	97,513	98,732
Class B5, 5.99% 2/10/36 (e)(i)	97,513	98,976
Class B6, 6.44% 2/10/36 (e)(i)	97,513	98,976
Series 2004-C:
Class B4, 5.39% 9/10/36 (i)	98,174	99,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Series 2004-C:
Class B5, 5.79% 9/10/36 (i)		$ 98,174	$ 98,910
Class B6, 6.19% 9/10/36 (i)		98,174	98,665
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (e)(k)		2,516,509	15,003
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (i)		342,352	342,352
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.84% 7/25/35 (i)		1,008,330	1,010,210
Thornburg Mortgage Securities Trust floater
Series 2005-3 Class A4, 4.8% 10/25/35 (i)		594,849	594,849
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		48,538	49,543
Series 2004-RA2 Class 2A, 7% 7/25/33		99,680	101,715
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4494% 9/25/34 (i)		502,881	503,320
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (i)	.	871,633	855,352
Series 2005-AR12 Class 2A6, 4.3209% 7/25/35 (i)	.	823,719	805,859
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (i)		347,004	342,330

TOTAL PRIVATE SPONSOR			12,857,794
U.S. Government Agency 0.5%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2004-81 Class KC,
4.5% 4/25/17		1,050,000	1,023,392
Freddie Mac Multi-class participation certificates
guaranteed sequential pay:
Series 2675 Class CB, 4% 5/15/16		698,094	677,890
Series 2683 Class JA, 4% 10/15/16		710,198	688,124
Series 2750 Class ZT, 5% 2/15/34		401,630	360,829

TOTAL U.S. GOVERNMENT AGENCY			2,750,235

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,752,972)			15,608,029

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities 2.1%
	Principal	Value (Note 1)
	Amount
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 4.94% 11/15/15 (e)(i)	$ 50,000	$ 50,120
Class D, 5.02% 11/15/15 (e)(i)	80,000	80,405
Class F, 5.37% 11/15/15 (e)(i)	60,000	60,243
Class H, 5.87% 11/15/15 (e)(i)	50,000	50,351
Class J, 6.42% 11/15/15 (e)(i)	55,000	55,539
Class K, 6.9694% 11/15/15 (e)(i)	50,000	49,614
Series 2005-BOCA:
Class D, 4.8% 12/15/16 (e)(i)	110,000	110,100
Class E, 4.89% 12/15/16 (e)(i)	100,000	100,090
Class F, 4.97% 12/15/16 (e)(i)	110,000	110,109
Class H, 5.42% 12/15/16 (e)(i)	120,000	119,974
Class K, 5.82% 12/15/16 (e)(i)	105,000	105,085
Bank of America Large Loan, Inc. floater
Series 2005 ESHA:
Class E, 5.05% 7/14/08 (e)(i)	190,000	189,992
Class F, 5.22% 7/14/08 (e)(i)	110,000	109,995
Class G, 5.35% 7/14/08 (e)(i)	100,000	99,995
Class H, 5.57% 7/14/08 (e)(i)	100,000	99,995
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 4.89% 4/25/34 (e)(i)	295,750	295,889
Series 2004-2 Class A, 4.96% 8/25/34 (e)(i)	332,980	333,710
Series 2004-3:
Class A1, 4.9% 1/25/35 (e)(i)	310,872	311,211
Class A2, 4.95% 1/25/35 (e)(i)	44,410	44,424
Class M1, 5.03% 1/25/35 (e)(i)	44,410	44,470
Class M2, 5.53% 1/25/35 (e)(i)	44,410	44,674
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(k)	3,241,616	185,748
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (e)	180,000	178,090
Series 2004 ESA:
Class B, 4.888% 5/14/16 (e)	325,000	322,994
Class C, 4.937% 5/14/16 (e)	205,000	204,038
Class D, 4.986% 5/14/16 (e)	75,000	74,759
Class E, 5.064% 5/14/16 (e)	230,000	229,802
Class F, 5.182% 5/14/16 (e)	55,000	54,986
COMM floater Series 2002-FL7 Class D, 5.04%
11/15/14 (e)(i)	28,571	28,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Commercial Mortgage Pass-Through Certificates
sequential pay Series 2005-C6 Class A2, 4.999%
6/10/44 (i)	$ 940,000	$ 935,197
CS First Boston Mortgage Securities Corp. sequential
pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	8,280	8,275
Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	670,415
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	667,964	685,666
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8915%
10/16/23 (i)	22,868	23,431
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,292
Series 2003-36 Class C, 4.254% 2/16/31	55,000	52,944
Series 2003-47 Class C, 4.227% 10/16/27	103,296	100,532
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,292
Series 2003-47 Class XA, 0.0203% 6/16/43 (i)(k)	5,436,550	291,661
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	409,908
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,386
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (e)	370,000	391,039
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	116,853
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (e)	200,000	179,551
Morgan Stanley Capital I, Inc. Series 2005 IQ9 Class X2,
1.0819% 7/15/56 (e)(i)(k)	3,919,991	177,572
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	282,348	288,884
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	25,299
Class C4, 6.893% 5/15/16 (e)	500,000	532,777
Class E3, 7.253% 3/15/13 (e)	235,000	240,063
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	785,000	760,961

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Wachovia Bank Commercial Mortgage Trust: – continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(i)	$ 1,000,000	$ 972,200
Class 180B, 5.3979% 10/15/41 (e)(i)	500,000	486,100
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,850,053)		11,322,346

Foreign Government and Government Agency Obligations 1.9%

Argentine Republic:
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 (l)	219,987	196,228
par 1.33% 12/31/38 (i)(l)	295,116	103,586
4.005% 8/3/12 (i)	495,000	392,288
4.4363% 4/30/13 (i)	35,000	29,075
Gross Domestic Product Linked Security 12/15/35	125,511	8,597
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (i)	187,356	186,888
FLIRB L 5.1875% 4/15/09 (Reg.) (i)	39,308	39,062
8% 1/15/18	66,000	72,171
8.75% 2/4/25	55,000	62,920
10.5% 7/14/14	100,000	125,300
11% 1/11/12	20,000	24,800
11% 8/17/40	250,000	323,250
12.25% 3/6/30	125,000	188,125
12.75% 1/15/20	65,000	97,175
Central Bank of Nigeria:
Brady 6.25% 11/15/20	250,000	250,000
promissory note 5.092% 1/5/10	99,322	94,627
City of Kiev 8.75% 8/8/08	100,000	104,000
Colombian Republic 11.75% 2/25/20	90,000	128,700
Dominican Republic:
(Reg. S) 9.5% 9/27/11	115,225	124,040
Brady 4.8738% 8/30/09 (i)	103,325	102,188
5.3925% 8/30/24 (i)	250,000	232,500
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	135,000	130,950
9.375% 12/15/15 (e)	200,000	201,000
12% 11/15/12 (Reg. S)	115,000	118,738
euro par 5% 2/28/25	22,000	16,280
Indonesian Republic:
(Reg. S) 6.75% 3/10/14	175,000	174,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Foreign Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
Indonesian Republic: – continued
7.25% 4/20/15 (e)	$ 60,000	$ 61,650
7.25% 4/20/15	60,000	61,650
Israeli State 4.625% 6/15/13	20,000	19,100
Lebanese Republic:
7.83% 11/30/09 (e)(i)	70,000	73,325
7.83% 11/30/09 (i)	200,000	209,500
Panamanian Republic Brady discount 0% 7/17/26 (i)	25,000	24,406
Peruvian Republic:
4.6875% 3/7/27 (i)	20,000	18,400
7.35% 7/21/25	300,000	310,500
9.875% 2/6/15	80,000	99,000
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17	170,000	169,788
5.3925% 12/1/09 (i)	11,200	11,004
8.375% 2/15/11	275,000	297,000
8.875% 3/17/15	115,000	127,794
9% 2/15/13	145,000	161,675
9.875% 1/15/19	110,000	130,900
10.625% 3/16/25	130,000	165,100
Republic of Serbia 3.75% 11/1/24 (d)(e)	50,000	45,250
Russian Federation:
5% 3/31/30 (Reg. S) (d)	562,000	628,035
11% 7/24/18 (Reg. S)	95,000	139,175
12.75% 6/24/28 (Reg. S)	120,000	217,050
euro 10% 6/26/07	245,000	260,313
State of Qatar 9.75% 6/15/30 (Reg. S)	25,000	38,178
Turkish Republic:
11.75% 6/15/10	260,000	317,200
11.875% 1/15/30	270,000	413,100
Ukraine Government 7.3431% 8/5/09 (i)	200,000	213,240
United Mexican States:
4.625% 10/8/08	70,000	69,545
4.625% 10/8/08	130,000	129,155
5.875% 1/15/14	40,000	41,100
6.75% 9/27/34	170,000	182,495
7.5% 1/14/12	100,000	111,400
7.5% 4/8/33	140,000	163,450
8.3% 8/15/31	70,000	88,445
11.5% 5/15/26	65,000	105,300

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
Uruguay Republic:
7.25% 2/15/11	$ 60,000	$ 62,550
9.25% 5/17/17	100,000	116,500
Venezuelan Republic:
5.375% 8/7/10	105,000	102,480
5.6138% 4/20/11 (i)	195,000	192,563
9.25% 9/15/27	200,000	250,000
10.75% 9/19/13	220,000	275,000
13.625% 8/15/18	113,000	173,455
euro Brady:
FLIRB B 5.125% 3/31/07 (i)	35,710	35,531
par W-B 6.75% 3/31/20	250,000	250,625
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (d)	90,000	74,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $9,320,921)		10,163,003

Common Stocks 0.0%
	Shares

CONSUMER STAPLES 0.0%
Personal Products 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)
(Cost $36,503)	18,648	64,522

Floating Rate Loans 0.1%
	Principal
	Amount

INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. Tranche C, term loan 13.51%
3/16/08 (i)
(Cost $306,222)	$ 300,000	308,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Sovereign Loan Participations 0.0%
	Principal	Value (Note 1)
	Amount
Indonesian Republic loan participation:
– Credit Suisse First Boston 5.0625% 3/28/13 (i)	$ 113,647	$ 108,249
– Deutsche Bank 5.0625% 3/28/13 (i)	13,377	12,741
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $110,609)		120,990
Fixed Income Funds 12.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (j)	99,473	10,003,005
Fidelity Ultra-Short Central Fund (j)	542,844	53,991,264
TOTAL FIXED INCOME FUNDS
(Cost $64,000,960)		63,994,269
Cash Equivalents 9.1%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $48,909,000)	$ 48,915,062	48,909,000

TOTAL INVESTMENT PORTFOLIO 110.0%
(Cost $591,740,837)		587,981,429

NET OTHER ASSETS (10.0)%		(53,594,905)

NET ASSETS 100%		$ 534,386,524

See accompanying notes which are an integral part of the financial statements.
43	Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE7 Class B3, 7.6913%
8/25/34	Sept. 2034	$134,000	$1,916
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004 NC7 Class B3, 7.6913%
7/25/34	August 2034	134,000	1,794
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	134,000	1,935
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	282
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	134,000	339
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	342
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	100,000	1,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	$134,000	$1,627
Receive monthly notional amount multiplied
by 2.39% and pay UBS upon default event
of Fremont Home Loan Trust, par value of
the notional amount of Fremont Home
Loan Trust Series 2004-1 Class M9, 7.73%
2/25/34	March 2034	482,000	0
Receive monthly notional amount multiplied
by 2.4% and pay Deutsche Bank upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.2288% 1/25/34	Feb. 2034	482,000	(1,923)
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	134,000	369
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	134,000	890
Receive quarterly a fixed rate of .4% multiplied
by the notional amount and pay to Merrill
Lynch, Inc., upon each default event of one
of the issues of Dow Jones CDX N.A.
Investment Grade 4 Index, par value of the
proportional notional amount (h)	June 2010	4,500,000	(13,275)
Receive quarterly a fixed rate of .5% multiplied
by the notional amount and pay to Merrill
Lynch, Inc., upon each default event of one
of the issues of Dow Jones CDX N.A.
Investment Grade 3 Index, par value of the
proportional notional amount (g)	March 2010	1,240,000	5,121

See accompanying notes which are an integral part of the financial statements.

	45	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and pay to
Merrill Lynch, Inc., upon each default event of
one of the issues of Dow Jones CDX N.A.
Investment Grade 4 Index, par value of the
proportional notional amount (h)	June 2015	$12,500,000	$(48,875)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3 Index, par value
of the proportional notional amount (g)	March 2015	1,240,000	4,092
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs, upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	485,000	320
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	400,000	252
Receive quarterly notional amount multiplied
by .37% and pay Morgan Stanley, Inc.
upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co. 4.8%
3/1/14	March 2011	600,000	0
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	400,000	1,612

TOTAL CREDIT DEFAULT SWAPS		23,635,000	(42,145)
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	1,250,000	(24,500)
Receive quarterly a fixed rate equal to
4.774% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2015	1,250,000	(19,712)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	$1,135,000	$(6,833)
Receive semi-annually a fixed rate equal to
4.7515% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(73,050)

TOTAL INTEREST RATE SWAPS		18,635,000	(124,095)
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	1,000,000	(6,824)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	1,000,000	(8,562)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(68,698)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	1,000,000	(7,458)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	355,000	(1,333)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	145,000	(530)

See accompanying notes which are an integral part of the financial statements.

	47	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Citibank	March 2006	$600,000	$(2,279)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	2,000,000	5,646

TOTAL TOTAL RETURN SWAPS		16,100,000	(90,038)

		$58,370,000	$(256,278)

Legend

(a) Non-income producing

(b) Non-income producing – Issuer is in
default.

(c) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(d) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $26,743,509 or
5.0% of net assets.

(f) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(g) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited list of holdings for
each fixed income central fund, as of the
investing fund’s report date, is available
upon request or at fidelity.com and/or
advisor.fidelity.com, as applicable. The
reports are located just after the fund’s
financial statements and quarterly
reports but are not part of the financial
statements or quarterly reports. In
addition, the fixed income central fund’s
financial statements are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

(k) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(l) Includes attached Agentine Republic
Gross Domestic Product-linked
Securities, expiring 12/15/35.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Floating Rate Central Investment Portfolio	$284,066
Fidelity Ultra Short Central Fund	1,159,500
Total	$1,443,566

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end	% ownership,
	beginning of		Proceeds	of period	end of period
Fund	period
Fidelity Floating Rate
Central Investment
Portfolio	$—	$10,001,015	$—	$10,003,005	1.5%
Fidelity Ultra Short
Central Fund	54,002,121	—	—	53,991,264	0.8%
Total	$54,002,121	$10,001,015	$—	$63,994,269

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $48,909,000) See accompanying
schedule:
Unaffiliated issuers (cost $527,739,877)	$523,987,160
Affiliated Central Funds (cost $64,000,960)	63,994,269
Total Investments (cost $591,740,837)		$587,981,429
Cash		134,510
Receivable for investments sold
Regular delivery		657,845
Delayed delivery		4,515,848
Receivable for swap agreements		2,983
Receivable for fund shares sold		932,449
Interest receivable		4,606,255
Other affiliated receivables		195
Other receivables		111
Total assets		598,831,625

Liabilities
Payable for investments purchased
Regular delivery	$2,830,743
Delayed delivery	60,558,928
Payable for fund shares redeemed	428,119
Distributions payable	150,774
Swap agreements, at value	256,278
Accrued management fee	141,269
Distribution fees payable	4,612
Other affiliated payables	58,063
Other payables and accrued expenses	16,315
Total liabilities		64,445,101

Net Assets		$534,386,524
Net Assets consist of:
Paid in capital		$538,526,911
Undistributed net investment income		554,866
Accumulated undistributed net realized gain (loss) on
investments		(1,003,332)
Net unrealized appreciation (depreciation) on
investments		(3,691,921)
Net Assets		$534,386,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($4,698,564 ÷ 451,769 shares)	$10.40
Maximum offering price per share (100/95.25 of $10.40)	$10.92
Class T:
Net Asset Value and redemption price per share
($6,125,165 ÷ 589,649 shares)	$10.39
Maximum offering price per share (100/96.50 of $10.39)	$10.77
Class B:
Net Asset Value and offering price per share
($2,352,103 ÷ 226,182 shares)A	$10.40
Class C:
Net Asset Value and offering price per share
($1,142,068 ÷ 109,810 shares)A	$10.40
Total Bond:
Net Asset Value, offering price and redemption price per
share ($519,874,956 ÷ 49,993,240 shares)	$10.40
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($193,668 ÷ 18,632 shares)	$10.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$10,183,454
Income from affiliated Central Funds		1,443,566
Total income		11,627,020

Expenses
Management fee	$753,871
Transfer agent fees	246,398
Distribution fees	25,603
Fund wide operations fee	63,781
Independent trustees’ compensation	971
Miscellaneous	402
Total expenses before reductions	1,091,026
Expense reductions	(1,439)	1,089,587

Net investment income		10,537,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,110,202)
Swap agreements	(204,780)
Total net realized gain (loss)		(1,314,982)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(4,208,314)
Swap agreements	(104,556)
Total change in net unrealized appreciation
(depreciation)		(4,312,870)
Net gain (loss)		(5,627,852)
Net increase (decrease) in net assets resulting from
operations		$4,909,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$10,537,433	$14,843,616
Net realized gain (loss)	(1,314,982)	4,429,155
Change in net unrealized appreciation (depreciation) .	(4,312,870)	1,865,347
Net increase (decrease) in net assets resulting
from operations	4,909,581	21,138,118
Distributions to shareholders from net investment income .	(10,521,713)	(14,221,483)
Distributions to shareholders from net realized gain	(1,679,853)	(3,063,178)
Total distributions	(12,201,566)	(17,284,661)
Share transactions - net increase (decrease)	109,919,843	53,654,454
Total increase (decrease) in net assets	102,627,858	57,507,911

Net Assets
Beginning of period	431,758,666	374,250,755
End of period (including undistributed net investment
income of $554,866 and undistributed net invest-
ment income of $539,146, respectively)	$534,386,524	$431,758,666

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	218	.387	.046
Net realized and unrealized gain (loss)	(.129)	.183	.145
Total from investment operations	089	.570	.191
Distributions from net investment income	(.219)	(.370)	(.041)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.259)	(.460)	(.041)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	85%	5.52%	1.85%
Ratios to Average Net AssetsF,H
Expenses before reductions	77%A	.96%	.87%A
Expenses net of fee waivers, if any	77%A	.80%	.80%A
Expenses net of all reductions	77%A	.80%	.80%A
Net investment income	4.16%A	3.69%	3.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,699	$ 2,974	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	213	.377	.045
Net realized and unrealized gain (loss)	(.130)	.173	.144
Total from investment operations	083	.550	.189
Distributions from net investment income	(.213)	(.360)	(.039)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.253)	(.450)	(.039)
Net asset value, end of period	$ 10.39	$ 10.56	$ 10.46
Total ReturnB,C,D	79%	5.33%	1.84%
Ratios to Average Net AssetsF,H
Expenses before reductions	88%A	1.13%	.96%A
Expenses net of fee waivers, if any	88%A	.90%	.90%A
Expenses net of all reductions	88%A	.90%	.90%A
Net investment income	4.05%A	3.59%	3.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,125	$ 5,739	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	178	.309	.036
Net realized and unrealized gain (loss)	(.130)	.182	.145
Total from investment operations	048	.491	.181
Distributions from net investment income	(.178)	(.291)	(.031)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.218)	(.381)	(.031)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	46%	4.74%	1.76%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.55%A	1.75%	1.62%A
Expenses net of fee waivers, if any	1.55%A	1.55%	1.55%A
Expenses net of all reductions	1.55%A	1.55%	1.55%A
Net investment income	3.38%A	2.94%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,352	$ 2,029	$ 104
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

56

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	174	.299	.035
Net realized and unrealized gain (loss)	(.129)	.181	.145
Total from investment operations	045	.480	.180
Distributions from net investment income	(.175)	(.280)	(.030)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.215)	(.370)	(.030)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	43%	4.63%	1.74%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.61%A	1.74%	1.74%A
Expenses net of fee waivers, if any	1.61%A	1.65%	1.65%A
Expenses net of all reductions	1.61%A	1.65%	1.65%A
Net investment income	3.33%A	2.84%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142	$ 677	$ 142
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights Total Bond
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment incomeD	236.411		.340	.232
Net realized and unrealized gain
(loss)	(.131)	.182	.237	.269
Total from investment operations	105.593		.577	.501
Distributions from net investment income	(.235)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.040)	(.090)	(.060)	—
Total distributions	(.275)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46	$ 10.28
Total ReturnB,C	1.01%	5.75%	5.68%	5.01%
Ratios to Average Net AssetsE,G
Expenses before reductions	45%A	.64%	.75%	1.01%A
Expenses net of fee waivers, if any	45%A	.61%	.65%	.65%A
Expenses net of all reductions	45%A	.61%	.65%	.65%A
Net investment income	4.48%A	3.87%	3.25%	2.83%A
Supplemental Data
Net assets, end of period
(000 omitted)	$519,875	$420,225	$373,699	$80,816
Portfolio turnover rate	118%A	193%	251%	423%A
A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period October 15, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

58

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeD	233	.410	.048
Net realized and unrealized gain (loss)	(.139)	.182	.145
Total from investment operations	094	.592	.193
Distributions from net investment income	(.234)	(.392)	(.043)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.274)	(.482)	(.043)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.46
Total ReturnB,C	90%	5.74%	1.87%
Ratios to Average Net AssetsE,G
Expenses before reductions	48%A	.62%	.71%A
Expenses net of fee waivers, if any	48%A	.62%	.65%A
Expenses net of all reductions	48%A	.61%	.65%A
Net investment income	4.45%A	3.87%	3.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 114	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a non diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

60

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income in cludes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,121,624
Unrealized depreciation	(6,425,804)
Net unrealized appreciation (depreciation)	$(3,304,180)

Cost for federal income tax purposes	$591,285,609

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

62

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit

63 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Swap Agreements continued

risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $53,662,046 and $26,330,675, respectively.

Semiannual Report

64

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$2,949	$61
Class T	0%	.25%	7,523	3,886
Class B	65%	.25%	10,251	7,509
Class C	75%	.25%	4,880	3,361
			$25,603	$14,817

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$4,672
Class T	1,303
Class B*	388
Class C*	216
$6,579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

65 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC re ceives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Total Bond average net assets. FIIOC and FSC pay for typeset ting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$5,479.28
Class T		8,787.29
Class B		3,513.31
Class C		1,301.26
Total Bond		227,198.10
Institutional Class		120.13
	$246,398
* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

Semiannual Report

66

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, certain CIPs may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $1,324.

During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction

Total Bond	$115

67 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$82,197	$44,038
Class T	122,462	89,638
Class B	38,777	27,061
Class C	16,755	10,692
Total Bond	10,257,555	14,046,106
Institutional Class	3,967	3,948
Total	$10,521,713	$14,221,483
From net realized gain
Class A	$12,832	$1,823
Class T	23,014	2,706
Class B	8,379	2,453
Class C	2,940	2,151
Total Bond	1,632,006	3,053,158
Institutional Class	682	887
Total	$1,679,853	$3,063,178

Semiannual Report

68

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	220,004	284,201	$2,294,060	$3,006,382
Reinvestment of distributions	8,536	4,224	89,237	44,746
Shares redeemed	(58,200)	(16,733)	(605,505)	(177,183)
Net increase (decrease)	170,340	271,692	$1,777,792	$2,873,945
Class T
Shares sold	158,915	640,420	$1,660,275	$6,767,881
Reinvestment of distributions	13,766	8,561	143,900	90,624
Shares redeemed	(126,590)	(115,159)	(1,319,309)	(1,215,824)
Net increase (decrease)	46,091	533,822	$484,866	$5,642,681
Class B
Shares sold	68,673	198,926	$718,123	$2,105,652
Reinvestment of distributions	4,051	2,416	42,385	25,606
Shares redeemed	(38,513)	(19,350)	(401,345)	(204,667)
Net increase (decrease)	34,211	181,992	$359,163	$1,926,591
Class C
Shares sold	64,199	64,313	$671,823	$682,289
Reinvestment of distributions	1,362	1,008	14,238	10,695
Shares redeemed	(19,838)	(14,837)	(207,055)	(156,875)
Net increase (decrease)	45,723	50,484	$479,006	$536,109
Total Bond
Shares sold	13,419,880	15,519,844	$140,018,354	$164,657,854
Reinvestment of distributions	1,075,569	1,546,242	11,250,121	16,406,907
Shares redeemed	(4,264,147)	(13,038,155)	(44,532,093)	(138,400,918)
Net increase (decrease)	10,231,302	4,027,931	$106,736,382	$42,663,843
Institutional Class
Shares sold	7,848	615	$82,774	$6,559
Reinvestment of distributions	271	453	2,836	4,801
Shares redeemed	(287)	(7)	(2,976)	(75)
Net increase (decrease)	7,832	1,061	$82,634	$11,285

69 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 70

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

71 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

72

73 Semiannual Report

Semiannual Report

74

75 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co. Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments
Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ATB-USAN-0306 1.804577.101

Fidelity Advisor Total Bond Fund - Institutional Class

Semiannual Report January 31, 2006

Institutional Class is a class of Fidelity Total Bond Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	50	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	60	Notes to the financial statements.
Proxy Voting Results	70

Board Approval of	71
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and partici pants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,008.50	$3.90
HypotheticalA	$1,000.00	$1,021.32	$3.92
Class T
Actual	$1,000.00	$1,007.90	$4.45
HypotheticalA	$1,000.00	$1,020.77	$4.48
Class B
Actual	$1,000.00	$1,004.60	$7.83
HypotheticalA	$1,000.00	$1,017.39	$7.88
Class C
Actual	$1,000.00	$1,004.30	$8.13
HypotheticalA	$1,000.00	$1,017.09	$8.19
Total Bond
Actual	$1,000.00	$1,010.10	$2.28
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$1,009.00	$2.43
HypotheticalA	$1,000.00	$1,022.79	$2.45
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	77%
Class T	88%
Class B	1.55%
Class C	1.61%
Total Bond	45%
Institutional Class	48%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	5.8	6.2

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	4.2	4.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central funds.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 20.8%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 3.7%
Auto Components 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 30,000	$ 24,600
Delphi Corp. 6.5% 8/15/13 (b)	185,000	105,913
Tenneco, Inc. 8.625% 11/15/14	105,000	104,475
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	94,395
Visteon Corp. 7% 3/10/14	190,000	147,013
		476,396
Automobiles – 0.4%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,128,150
7.45% 7/16/31	915,000	674,813
General Motors Corp.:
6.375% 5/1/08	300,000	251,250
8.25% 7/15/23	300,000	219,000
		2,273,213
Diversified Consumer Services – 0.1%
Carriage Services, Inc. 7.875% 1/15/15	200,000	203,000
Service Corp. International (SCI):
6.5% 3/15/08	75,000	75,938
6.75% 4/1/16	305,000	300,425
		579,363
Hotels, Restaurants & Leisure 0.7%
Carrols Corp. 9% 1/15/13	105,000	102,900
Domino’s, Inc. 8.25% 7/1/11	55,000	57,338
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	63,000
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	48,625
8% 11/15/13	225,000	234,281
Herbst Gaming, Inc.:
7% 11/15/14	50,000	49,750
8.125% 6/1/12	70,000	72,800
HMH Properties, Inc. 7.875% 8/1/08	45,000	45,450
Host Marriott LP 7.125% 11/1/13	35,000	36,181
Kerzner International Ltd. 6.75% 10/1/15	140,000	136,500
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	135,000	127,575
MGM MIRAGE:
6% 10/1/09	50,000	49,625
8.375% 2/1/11	40,000	42,950
Mohegan Tribal Gaming Authority 7.125% 8/15/14	40,000	41,100
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	65,000	65,000

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
MTR Gaming Group, Inc. 9.75% 4/1/10	$ 135,000	$ 144,450
Penn National Gaming, Inc.:
6.875% 12/1/11	80,000	80,600
8.875% 3/15/10	100,000	104,625
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	144,900
Resorts International Hotel & Casino, Inc. 11.5%
3/15/09	225,000	252,000
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	30,000	30,375
Seneca Gaming Corp.:
7.25% 5/1/12 (Reg. S) (e)	70,000	70,875
7.25% 5/1/12	50,000	50,625
Six Flags, Inc.:
9.625% 6/1/14	180,000	183,150
9.75% 4/15/13	55,000	56,238
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	101,125
Station Casinos, Inc.:
6% 4/1/12	70,000	70,000
6.5% 2/1/14	40,000	39,850
6.875% 3/1/16	150,000	151,875
Town Sports International, Inc. 9.625% 4/15/11	165,000	172,838
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	95,000	105,806
Uno Restaurant Corp. 10% 2/15/11 (e)	80,000	67,400
Vail Resorts, Inc. 6.75% 2/15/14	60,000	60,150
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)	40,000	27,600
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (e)	44,000	47,080
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	167,400
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	160,000	156,000
		3,488,637
Household Durables – 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	646,194
Goodman Global Holdings, Inc. 7.875% 12/15/12 (e) .	80,000	75,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	47,050
6.5% 1/15/14	100,000	96,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Household Durables – continued
K. Hovnanian Enterprises, Inc.: – continued
8.875% 4/1/12	$ 10,000	$ 10,550
Sealy Mattress Co. 8.25% 6/15/14	50,000	51,500
Technical Olympic USA, Inc.:
7.5% 3/15/11	110,000	100,650
7.5% 1/15/15	175,000	152,250
WCI Communities, Inc. 9.125% 5/1/12	35,000	35,700
		1,215,964
Media – 1.9%
AOL Time Warner, Inc.:
6.875% 5/1/12	45,000	47,791
7.625% 4/15/31	500,000	555,446
Cablevision Systems Corp.:
8% 4/15/12	230,000	218,213
8.7163% 4/1/09 (i)	40,000	40,750
CanWest Media, Inc. 8% 9/15/12	30,000	30,750
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp.:
10.25% 9/15/10	115,000	113,563
10.25% 9/15/10 (e)	100,000	98,500
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (e)	70,000	70,000
Cinemark, Inc. 0% 3/15/14 (c)	100,000	73,000
Comcast Corp.:
4.95% 6/15/16	530,000	492,534
5.85% 1/15/10	500,000	507,820
Cox Communications, Inc.:
4.625% 6/1/13	90,000	83,347
7.125% 10/1/12	970,000	1,032,370
CSC Holdings, Inc.:
7% 4/15/12 (e)(i)	160,000	152,000
7.875% 2/15/18	150,000	144,938
8.125% 7/15/09	65,000	65,975
Dex Media, Inc.:
0% 11/15/13 (c)	100,000	82,125
8% 11/15/13	10,000	10,300
EchoStar DBS Corp.:
6.375% 10/1/11	150,000	146,063
7.125% 2/1/16 (e)(f)	250,000	246,575

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Media – continued
EchoStar DBS Corp.: – continued
9.125% 1/15/09	$ 72,000	$ 75,420
Globo Comunicacoes e Participacoes SA:
(Reg. S):
7.375% 10/20/11 (d)	133,948	133,278
10.25% 10/20/11 (d)	85,460	86,058
10.25% 10/20/11 (d)(e)	9,861	9,930
Granite Broadcasting Corp. 9.75% 12/1/10	40,000	34,400
Houghton Mifflin Co.:
0% 10/15/13 (c)	200,000	164,000
8.25% 2/1/11	100,000	103,750
9.875% 2/1/13	145,000	156,238
iesy Repository GmbH 10.375% 2/15/15 (e)	80,000	82,000
Innova S. de R.L. 9.375% 9/19/13	175,000	194,250
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	103,375
Liberty Media Corp.:
5.7% 5/15/13	570,000	531,525
8.25% 2/1/30	740,000	733,435
8.5% 7/15/29	130,000	130,437
LodgeNet Entertainment Corp. 9.5% 6/15/13	190,000	205,200
MediaNews Group, Inc. 6.375% 4/1/14	100,000	92,250
News America Holdings, Inc. 7.75% 12/1/45	170,000	191,425
News America, Inc.:
6.2% 12/15/34	330,000	322,178
6.4% 12/15/35 (e)	500,000	497,901
Nexstar Broadcasting, Inc. 7% 1/15/14	200,000	184,000
PanAmSat Corp. 9% 8/15/14	84,000	87,780
Paxson Communications Corp.:
7.75% 1/15/12 (e)(i)	200,000	200,000
10.75% 1/15/13 (e)(i)	150,000	143,625
Quebecor Media, Inc. 7.75% 3/15/16 (e)	150,000	153,000
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	30,000	31,950
10.375% 9/1/14 (e)	30,000	33,675
Rogers Cable, Inc. 6.75% 3/15/15	50,000	50,813
The Reader’s Digest Association, Inc. 6.5% 3/1/11	100,000	99,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,182,456
		10,225,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.1%
Neiman Marcus Group, Inc. 9% 10/15/15 (e)	$ 100,000	$ 103,750
The May Department Stores Co. 6.7% 7/15/34	620,000	651,748
		755,498
Specialty Retail – 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,350
9% 6/15/12	15,000	15,150
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12 (e)	170,000	166,175
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	83,700
Sonic Automotive, Inc. 8.625% 8/15/13	165,000	162,525
United Auto Group, Inc. 9.625% 3/15/12	50,000	53,125
		539,025
Textiles, Apparel & Luxury Goods – 0.1%
Jostens IH Corp. 7.625% 10/1/12	40,000	40,000
Levi Strauss & Co.:
9.28% 4/1/12 (i)	70,000	71,575
9.75% 1/15/15	180,000	189,450
12.25% 12/15/12	65,000	73,450
		374,475

TOTAL CONSUMER DISCRETIONARY		19,927,980

CONSUMER STAPLES 0.7%
Beverages – 0.2%
FBG Finance Ltd. 5.125% 6/15/15 (e)	425,000	408,944
Molson Coors Capital Finance ULC 4.85% 9/22/10	1,000,000	984,472
		1,393,416
Food & Staples Retailing – 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	40,000	40,400
6.875% 5/1/29	170,000	161,075
8.25% 7/15/10	40,000	43,200
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,925
8.5% 8/1/14	60,000	57,150
Southern States Cooperative, Inc. 10.5% 11/1/10 (e)	115,000	120,750
Stater Brothers Holdings, Inc. 8.125% 6/15/12	80,000	80,200
		532,700

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

CONSUMER STAPLES – continued
Food Products 0.2%
B&G Foods, Inc. 8% 10/1/11	$ 40,000	$ 41,200
Doane Pet Care Co.:
10.625% 11/15/15 (e)	50,000	52,125
10.75% 3/1/10	125,000	136,250
H.J. Heinz Co. 6.428% 12/1/08 (e)(i)	450,000	463,127
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	120,000	122,400
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,800
United Agriculture Products, Inc. 8.25% 12/15/11	147,000	155,453
		1,011,355
Personal Products 0.1%
Avon Products, Inc. 5.125% 1/15/11	490,000	488,181
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	92,250
		580,431
Tobacco 0.1%
Altria Group, Inc. 7% 11/4/13	400,000	434,710

TOTAL CONSUMER STAPLES		3,952,612

ENERGY 2.2%
Energy Equipment & Services – 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	328,710
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	885,000	856,732
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	44,000	45,430
Hanover Compressor Co. 8.625% 12/15/10	20,000	21,250
Hanover Equipment Trust 8.75% 9/1/11	50,000	52,625
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26
(Reg. S)	100,000	122,813
Petronas Capital Ltd. 7% 5/22/12 (e)	5,000	5,471
Universal Compression, Inc. 7.25% 5/15/10	40,000	41,200
		1,474,231
Oil, Gas & Consumable Fuels – 1.9%
Amerada Hess Corp. 6.65% 8/15/11	110,000	117,519
ANR Pipeline, Inc. 9.625% 11/1/21	100,000	126,500
Arch Western Finance LLC 6.75% 7/1/13	100,000	101,500
Atlas Pipeline Partners LP / Atlas Pipeline Partners
Finance Corp. 8.125% 12/15/15 (e)	40,000	41,200
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	490,000	481,237
Chaparral Energy, Inc. 8.5% 12/1/15 (e)	180,000	189,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Chesapeake Energy Corp.:
6.875% 1/15/16	$ 50,000	$ 50,688
7.75% 1/15/15	130,000	137,800
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,500,631
El Paso Corp.:
6.375% 2/1/09 (e)	5,000	4,900
6.5% 6/1/08 (e)	150,000	149,148
6.7% 2/15/27 (e)	65,000	64,188
7.75% 6/15/10 (e)	200,000	207,340
7.875% 6/15/12	400,000	424,500
El Paso Energy Corp.:
7.375% 12/15/12	5,000	5,194
7.75% 1/15/32	15,000	15,833
8.05% 10/15/30	95,000	101,175
El Paso Production Holding Co. 7.75% 6/1/13	140,000	149,100
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	300,000	322,206
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	247,763
Enterprise Products Operating LP 5.75% 3/1/35	300,000	275,868
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	52,250
Gazstream SA 5.625% 7/22/13 (e)	101,829	100,811
Giant Industries, Inc. 8% 5/15/14	130,000	134,713
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	284,278
Markwest Energy Partners LP/ Markwest Energy Finance
Corp. 6.875% 11/1/14 (e)	146,000	133,225
Massey Energy Co. 6.625% 11/15/10	40,000	40,800
National Gas Co. of Trinidad & Tobago Ltd. 6.05%
1/15/36 (e)	240,000	236,208
Newfield Exploration Co. 6.625% 9/1/14	90,000	92,925
Nexen, Inc. 5.875% 3/10/35	600,000	584,384
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	54,725
8.25% 3/15/13	40,000	42,600
Pan American Energy LLC 7.125% 10/27/09 (e)	120,000	121,200
Peabody Energy Corp. 6.875% 3/15/13	20,000	20,700
Pemex Project Funding Master Trust:
5.75% 12/15/15 (e)	160,000	158,160
6.125% 8/15/08	250,000	254,625
6.625% 6/15/35 (e)	780,000	780,780
7.375% 12/15/14	340,000	375,360
7.75% 9/28/49	222,000	227,550

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pemex Project Funding Master Trust: – continued
8.625% 2/1/22	$ 50,000	$ 61,375
9.125% 10/13/10	60,000	69,000
Petrobras Energia SA 9.375% 10/30/13	55,000	59,263
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	90,000	89,325
7.375% 7/15/13	40,000	41,600
Ship Finance International Ltd. 8.5% 12/15/13	330,000	310,200
Talisman Energy, Inc. 5.85% 2/1/37	350,000	344,294
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)	40,000	41,700
Teekay Shipping Corp. 8.875% 7/15/11	30,000	33,675
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (e)	215,000	219,838
Williams Companies, Inc.:
7.125% 9/1/11	5,000	5,213
7.625% 7/15/19	30,000	32,709
7.875% 9/1/21	35,000	38,763
8.125% 3/15/12	30,000	32,914
8.75% 3/15/32	165,000	196,697
YPF SA 10% 11/2/28	65,000	76,863
		10,062,013

TOTAL ENERGY		11,536,244

FINANCIALS – 6.1%
Capital Markets 1.1%
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	100,000	96,618
4.25% 9/4/12 (i)	205,000	202,694
E*TRADE Financial Corp.:
7.375% 9/15/13	40,000	40,900
8% 6/15/11	315,000	326,813
Equinox Holdings Ltd. 9% 12/15/09	90,000	96,750
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,103,534
Goldman Sachs Group, Inc.:
5.7% 9/1/12	1,100,000	1,120,749
6.6% 1/15/12	500,000	533,164
Lazard Group LLC 7.125% 5/15/15	685,000	717,662
Legg Mason, Inc. 6.75% 7/2/08	30,000	31,126

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Capital Markets continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 685,000	$ 663,560
Morgan Stanley 6.6% 4/1/12	1,100,000	1,172,070
		6,105,640
Commercial Banks – 0.8%
Bank of America Corp. 7.4% 1/15/11	780,000	855,449
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	34,478
Dresdner Bank AG 10.375% 8/17/09 (e)	100,000	109,750
Korea Development Bank:
3.875% 3/2/09	685,000	662,014
4.75% 7/20/09	320,000	316,738
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank
AG for Kyivstar GSM) (e)	100,000	100,750
Vimpel Communications 10% 6/16/09 (Issued by UBS
Luxembourg SA for Vimpel Communications)	200,000	217,200
Wachovia Bank NA 4.875% 2/1/15	1,990,000	1,920,444
Wachovia Corp. 4.875% 2/15/14	175,000	169,515
Western Financial Bank 9.625% 5/15/12	15,000	16,800
		4,403,138
Consumer Finance – 0.8%
AmeriCredit Corp. 9.25% 5/1/09	65,000	68,250
Capital One Bank 6.5% 6/13/13	1,090,000	1,151,912
Ford Motor Credit Co.:
6.625% 6/16/08	90,000	84,689
7% 10/1/13	500,000	452,910
7.375% 2/1/11	1,000,000	927,089
8.625% 11/1/10	100,000	96,264
General Motors Acceptance Corp.:
6.75% 12/1/14	135,000	127,913
6.875% 9/15/11	300,000	286,500
8% 11/1/31	250,000	253,750
Household Finance Corp. 4.125% 11/16/09	170,000	163,730
MBNA America Bank NA 7.125% 11/15/12	500,000	553,961
Triad Acquisition Corp. 11.125% 5/1/13	55,000	54,175
		4,221,143
Diversified Financial Services – 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75%
11/15/13	70,000	67,200
Citigroup, Inc. 5% 9/15/14	1,250,000	1,221,335

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount

FINANCIALS – continued
Diversified Financial Services – continued
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12		$ 68,000	$ 72,760
JPMorgan Chase & Co. 4.875% 3/15/14		1,475,000	1,424,564
Prime Property Funding, Inc. 5.125% 6/1/15 (e)		510,000	488,612
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		500,000	498,899
Universal City Florida Holding Co. I/II 8.375% 5/1/10	.	30,000	30,000
			3,803,370
Insurance – 0.4%
Aegon NV 4.75% 6/1/13		500,000	482,753
Axis Capital Holdings Ltd. 5.75% 12/1/14		750,000	745,886
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	.	589,000	620,577
UnumProvident Corp. 7.625% 3/1/11		150,000	161,718
			2,010,934
Real Estate 2.0%
American Real Estate Partners/American Real Estate
Finance Corp.:
7.125% 2/15/13		115,000	116,438
8.125% 6/1/12		85,000	88,400
Archstone Smith Operating Trust 5.25% 5/1/15		805,000	790,826
Arden Realty LP 5.25% 3/1/15		1,210,000	1,207,605
Boston Properties, Inc. 6.25% 1/15/13		245,000	255,310
Camden Property Trust 5.875% 11/30/12		200,000	203,768
CarrAmerica Realty Corp.:
5.125% 9/1/11		985,000	960,051
5.25% 11/30/07		200,000	199,204
5.5% 12/15/10		490,000	487,368
CB Richard Ellis Services, Inc. 9.75% 5/15/10		10,000	10,850
Colonial Properties Trust:
4.75% 2/1/10		120,000	116,476
5.5% 10/1/15		840,000	813,464
Developers Diversified Realty Corp.:
5% 5/3/10		350,000	343,967
5.25% 4/15/11		205,000	202,070
EOP Operating LP:
4.65% 10/1/10		595,000	576,235
4.75% 3/15/14		135,000	127,085
6.75% 2/15/12		145,000	153,733
6.8% 1/15/09		1,000,000	1,041,108
7% 7/15/11		500,000	534,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
MeriStar Hospitality Operating Partnership LP/MeriStar
Hospitality Finance Corp. II 10.5% 6/15/09	$ 100,000	$ 105,400
Omega Healthcare Investors, Inc.:
7% 4/1/14	70,000	71,050
7% 4/1/14 (e)	100,000	101,500
7% 1/15/16 (e)	100,000	100,500
Senior Housing Properties Trust 7.875% 4/15/15	213,000	221,520
Simon Property Group LP:
5.1% 6/15/15	485,000	468,052
5.625% 8/15/14	1,000,000	1,005,859
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16 (e)	150,000	149,250
6.625% 10/15/14	115,000	116,725
		10,567,827
Thrifts & Mortgage Finance – 0.3%
Countrywide Home Loans, Inc. 4% 3/22/11	415,000	389,195
Independence Community Bank Corp. 3.75% 4/1/14 (i)	545,000	520,923
Residential Capital Corp. 6.375% 6/30/10	45,000	46,128
Washington Mutual, Inc. 4.625% 4/1/14	750,000	699,617
		1,655,863

TOTAL FINANCIALS		32,767,915

HEALTH CARE – 0.4%
Health Care Providers & Services – 0.4%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,800
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	60,000	63,900
Community Health Systems, Inc. 6.5% 12/15/12	80,000	78,200
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,425
9.5% 8/15/10	110,000	114,675
DaVita, Inc.:
6.625% 3/15/13	40,000	40,400
7.25% 3/15/15	265,000	266,325
HealthSouth Corp.:
7.625% 6/1/12	100,000	102,000
8.375% 10/1/11	150,000	155,625
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	100,000	102,250
Psychiatric Solutions, Inc. 7.75% 7/15/15	50,000	51,250

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

HEALTH CARE – continued
Health Care Providers & Services – continued
ResCare, Inc. 7.75% 10/15/13 (e)	$ 80,000	$ 80,400
Rural/Metro Corp. 9.875% 3/15/15	130,000	139,750
Team Finance LLC / Health Finance Corp. 11.25%
12/1/13 (e)	100,000	102,750
Tenet Healthcare Corp.:
6.375% 12/1/11	75,000	67,313
6.5% 6/1/12	15,000	13,463
7.375% 2/1/13	175,000	158,813
9.25% 2/1/15 (e)	150,000	147,375
U.S. Oncology, Inc.:
9% 8/15/12	30,000	32,250
10.75% 8/15/14	80,000	88,800
		1,900,764
Pharmaceuticals – 0.0%
CDRV Investors, Inc. 0% 1/1/15 (c)	100,000	64,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	47,125
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	60,600
VWR International, Inc.:
6.875% 4/15/12	30,000	29,700
8% 4/15/14	30,000	29,738
		231,913

TOTAL HEALTH CARE		2,132,677

INDUSTRIALS – 1.8%
Aerospace & Defense – 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (e)	525,000	513,692
BE Aerospace, Inc. 8.5% 10/1/10	100,000	107,250
Bombardier, Inc.:
6.3% 5/1/14 (e)	340,000	305,150
6.75% 5/1/12 (e)	105,000	98,438
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	40,600
Orbital Sciences Corp. 9% 7/15/11	135,000	143,775
		1,208,905
Airlines – 0.8%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,375
6.855% 10/15/10	63,128	63,868
6.977% 11/23/22	10,566	10,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru trust certificates: -
continued
6.978% 10/1/12	$ 115,156	$ 117,284
7.024% 4/15/11	365,000	372,023
7.377% 5/23/19	44,581	37,002
7.379% 11/23/17	44,213	36,697
7.8% 4/1/08	65,000	64,513
7.858% 4/1/13	525,000	558,284
AMR Corp. 9% 8/1/12	85,000	77,350
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	357,239	354,222
6.795% 2/2/20	472,482	429,959
9.798% 4/1/21	148,009	149,119
Delta Air Lines, Inc.:
7.9% 12/15/09 (b)	350,000	84,000
9.5% 11/18/08 (b)(e)	61,000	51,850
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	340,000	335,750
7.299% 9/18/06	1,000	830
7.57% 11/18/10	805,000	790,759
7.779% 1/2/12	85,170	70,691
Northwest Airlines, Inc. 9.875% 3/15/07 (b)	200,000	74,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,474
7.626% 4/1/10	32,062	19,237
7.67% 1/2/15	8,270	7,939
United Airlines pass thru Certificates:
6.071% 9/1/14	288,557	281,170
6.201% 3/1/10	104,439	102,570
6.602% 9/1/13	19,100	18,806
		4,162,836
Building Products 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,200
Nortek, Inc. 8.5% 9/1/14	100,000	97,500
		118,700
Commercial Services & Supplies – 0.2%
ACCO Brands Corp. 7.625% 8/15/15	130,000	123,988
Adesa, Inc. 7.625% 6/15/12	50,000	50,000
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	145,000	139,200

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 70,000	$ 66,850
7.875% 4/15/13	120,000	124,200
Buhrmann US, Inc. 7.875% 3/1/15	50,000	48,875
Cenveo Corp. 7.875% 12/1/13	60,000	58,500
FTI Consulting, Inc. 7.625% 6/15/13 (e)	105,000	108,675
IKON Office Solutions, Inc. 7.75% 9/15/15 (e)	230,000	231,725
Mac-Gray Corp. 7.625% 8/15/15	150,000	153,000
		1,105,013
Electrical Equipment – 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	18,200
Industrial Conglomerates – 0.2%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (e)	190,000	200,281
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (e)	720,000	825,194
Nell AF Sarl 8.375% 8/15/15 (e)	75,000	74,813
		1,100,288
Machinery – 0.1%
Accuride Corp. 8.5% 2/1/15	80,000	79,400
Chart Industries, Inc. 9.125% 10/15/15 (e)	40,000	41,500
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	20,000	21,000
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	50,375
Dresser, Inc. 9.375% 4/15/11	15,000	15,788
Invensys PLC 9.875% 3/15/11 (e)	245,000	248,675
Navistar International Corp. 7.5% 6/15/11	30,000	29,550
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	52,200
Terex Corp. 7.375% 1/15/14	100,000	100,500
		638,988
Marine – 0.1%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	71,000	76,680
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	26,000	21,580
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	32,000	33,840
OMI Corp. 7.625% 12/1/13	95,000	96,900
		229,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Road & Rail 0.1%
Hertz Corp.:
8.875% 1/1/14 (e)	$ 250,000	$ 258,125
10.5% 1/1/16 (e)	110,000	114,813
Kansas City Southern Railway Co. 7.5% 6/15/09	100,000	103,000
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	100,000	102,000
TFM SA de CV 9.375% 5/1/12	65,000	71,500
		649,438
Trading Companies & Distributors – 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	75,000	78,750
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	50,000	53,625
		132,375

TOTAL INDUSTRIALS		9,363,743

INFORMATION TECHNOLOGY – 0.5%
Communications Equipment – 0.0%
L-3 Communications Corp. 6.375% 10/15/15	120,000	119,400
Nortel Networks Corp. 6.125% 2/15/06	65,000	65,325
		184,725
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	100,000	101,000
Sanmina-SCI Corp. 8.125% 3/1/16 (f)	100,000	100,750
		201,750
IT Services – 0.1%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	112,500
SunGard Data Systems, Inc. 9.125% 8/15/13 (e)	225,000	235,125
		347,625
Office Electronics – 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	133,900
Xerox Corp.:
7.2% 4/1/16	165,000	173,250
7.625% 6/15/13	60,000	63,750
		370,900
Semiconductors & Semiconductor Equipment – 0.3%
Amkor Technology, Inc. 7.75% 5/15/13	65,000	57,200
Chartered Semiconductor Manufacturing Ltd. 6.375%
8/3/15	760,000	758,182

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc. 7.125% 7/15/14	$ 60,000	$ 63,450
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	25,000	24,500
8% 12/15/14	80,000	77,200
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	48,300
STATS ChipPAC Ltd. 7.5% 7/19/10	135,000	137,025
Viasystems, Inc. 10.5% 1/15/11	180,000	167,400
		1,333,257

TOTAL INFORMATION TECHNOLOGY		2,438,257

MATERIALS 1.2%
Chemicals – 0.5%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	110,000	122,650
Berry Plastics Corp. 10.75% 7/15/12	80,000	86,400
Borden US Finance Corp./Nova Scotia Finance ULC
9.35% 7/15/10 (e)(i)	70,000	70,700
Braskem SA (Reg. S) 11.75% 1/22/14	50,000	62,125
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series B, 0% 10/1/14 (c)	100,000	73,750
Equistar Chemicals LP:
6.5% 2/15/06	75,000	75,375
7.55% 2/15/26	100,000	95,000
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	145,000	158,775
Huntsman International LLC 9.875% 3/1/09	115,000	120,894
IMC Global, Inc. 10.875% 8/1/13	100,000	115,250
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16 (e)	60,000	60,450
Innophos, Inc. 8.875% 8/15/14 (e)	30,000	30,750
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	211,000
10.875% 5/1/09	55,000	57,063
Millennium America, Inc. 9.25% 6/15/08	230,000	247,250
Nalco Co. 7.75% 11/15/11	230,000	235,750
Pliant Corp. 0% 6/15/09 (c)	60,000	55,800
Resolution Performance Products LLC/RPP Capital Corp.
13.5% 11/15/10	35,000	37,363
Rhodia SA 7.625% 6/1/10	200,000	202,500

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

MATERIALS – continued
Chemicals – continued
Rockwood Specialties Group, Inc. 7.5% 11/15/14	$ 150,000	$ 149,250
Tronox Worldwide LLC / Tronox Worldwide Finance
Corp. 9.5% 12/1/12 (e)	200,000	208,500
		2,476,595
Construction Materials 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,975
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,750
		80,725
Containers & Packaging – 0.2%
AEP Industries, Inc. 7.875% 3/15/13	30,000	29,100
BWAY Corp. 10% 10/15/10	105,000	109,988
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	100,538
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12	50,000	49,875
9.875% 10/15/14	95,000	93,100
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	119,400
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,650
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,525
8.875% 2/15/09	50,000	52,063
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,500
7.5% 5/15/10	95,000	95,950
7.8% 5/15/18	45,000	45,338
8.1% 5/15/07	110,000	112,200
Tekni-Plex, Inc. 10.875% 8/15/12 (e)	40,000	44,200
		931,427
Metals & Mining – 0.3%
Aleris International, Inc. 9% 11/15/14	20,000	20,800
California Steel Industries, Inc. 6.125% 3/15/14	40,000	37,900
Century Aluminum Co. 7.5% 8/15/14	40,000	41,000
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (e)	335,000	356,176
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	70,000	72,625
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	75,000	75,750
10.125% 2/1/10	45,000	49,050
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	50,000	55,250

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

MATERIALS – continued
Metals & Mining – continued
Newmont Mining Corp. 5.875% 4/1/35	$ 405,000	$ 394,412
Norilsk Nickel Finance Luxembourg SA 7.125%
9/30/09	155,000	159,650
Novelis, Inc. 7.5% 2/15/15 (e)(i)	210,000	198,450
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	110,000	73,700
		1,534,763
Paper & Forest Products 0.2%
Boise Cascade Corp. 8% 2/24/06	25,000	25,063
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	30,000	27,750
7.475% 10/15/12 (i)	30,000	29,100
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	203,000
Catalyst Paper Corp. 7.375% 3/1/14	40,000	35,400
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	13,650
7.5% 5/15/06	50,000	50,250
7.75% 11/15/29	10,000	9,375
8% 1/15/24	130,000	126,100
8.125% 5/15/11	105,000	107,231
International Paper Co. 4.25% 1/15/09	345,000	334,789
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	84,000
Solo Cup Co. 8.5% 2/15/14	145,000	128,325
Stone Container Corp. 8.375% 7/1/12	100,000	95,250
		1,269,283

TOTAL MATERIALS		6,292,793

TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.4%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,882
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,800,000	2,131,981
British Telecommunications PLC:
8.375% 12/15/10	190,000	215,330
8.875% 12/15/30	145,000	190,767
Empresa Brasileira de Telecomm SA 11% 12/15/08	38,000	42,845
Eschelon Operating Co. 8.375% 3/15/10	46,000	42,780
GCI, Inc. 7.25% 2/15/14	50,000	49,250
New Skies Satellites BV:
9.125% 11/1/12	145,000	155,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
New Skies Satellites BV: – continued
9.5725% 11/1/11 (i)	$ 100,000	$ 104,250
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	50,250
7.25% 2/15/11	35,000	35,175
7.625% 8/3/21	20,000	19,150
Qwest Communications International, Inc.:
7.5% 2/15/14 (e)	60,000	60,450
7.5% 2/15/14	160,000	162,400
7.84% 2/15/09 (i)	40,000	40,850
Qwest Corp.:
7.625% 6/15/15 (e)	110,000	116,182
7.7413% 6/15/13 (e)(i)	90,000	96,975
SBC Communications, Inc.:
6.15% 9/15/34	500,000	492,285
6.45% 6/15/34	220,000	223,554
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,107,601
Telecom Italia Capital:
4.95% 9/30/14	415,000	392,329
6% 9/30/34	500,000	473,461
Telefonica de Argentina SA 9.125% 11/7/10	70,000	72,975
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	88,022
Telenet Group Holding NV 0% 6/15/14 (c)(e)	52,000	43,290
TELUS Corp. yankee 7.5% 6/1/07	180,000	185,278
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	85,200
U.S. West Capital Funding, Inc. 6.375% 7/15/08	125,000	123,750
U.S. West Communications 6.875% 9/15/33	165,000	152,213
Verizon Global Funding Corp. 5.85% 9/15/35	750,000	707,196
Verizon New York, Inc. 6.875% 4/1/12	120,000	125,775
		7,822,596
Wireless Telecommunication Services – 0.5%
America Movil SA de CV 4.125% 3/1/09	185,000	179,200
American Tower Corp. 7.5% 5/1/12	105,000	109,725
AT&T Wireless Services, Inc. 7.875% 3/1/11	455,000	508,378
Centennial Communications Corp. 10% 1/1/13 (e)	100,000	103,630
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	60,000	61,050
Digicel Ltd. 9.25% 9/1/12 (e)	100,000	105,750
Inmarsat Finance II PLC 0% 11/15/12 (c)	70,000	58,800

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Inmarsat Finance PLC 7.625% 6/30/12	$ 45,000	$ 46,294
Intelsat Ltd.:
6.5% 11/1/13	40,000	29,500
7.625% 4/15/12	20,000	16,100
8.625% 1/15/15 (e)	195,000	195,975
Millicom International Cellular SA 10% 12/1/13	140,000	154,000
Mobile Telesystems Finance SA:
8% 1/28/12 (e)	60,000	61,830
8.375% 10/14/10 (e)	195,000	204,653
Nextel Communications, Inc. 7.375% 8/1/15	150,000	158,096
Nextel Partners, Inc. 8.125% 7/1/11	85,000	90,950
Rogers Communications, Inc.:
6.375% 3/1/14	140,000	140,350
8% 12/15/12	105,000	111,038
9.625% 5/1/11	26,000	29,965
Rural Cellular Corp. 8.25% 3/15/12	60,000	63,450
Telecom Personal SA 9.25% 12/22/10 (e)	65,000	65,731
		2,494,465

TOTAL TELECOMMUNICATION SERVICES		10,317,061

UTILITIES – 2.3%
Electric Utilities – 1.0%
AES Gener SA 7.5% 3/25/14	70,000	71,400
Chivor SA E.S.P. 9.75% 12/30/14 (e)	150,000	163,500
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	303,221
Exelon Corp.:
4.9% 6/15/15	775,000	736,419
5.625% 6/15/35	90,000	84,464
6.75% 5/1/11	420,000	445,276
FirstEnergy Corp. 6.45% 11/15/11	155,000	162,945
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	140,000	144,900
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Inc. 8.5% 9/1/10	110,000	117,150
Nevada Power Co.:
5.875% 1/15/15	40,000	40,250
6.5% 4/15/12	50,000	51,938
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	990,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Electric Utilities – continued
Progress Energy, Inc.: – continued
7.1% 3/1/11	$ 950,000	$ 1,018,487
Sierra Pacific Resources 7.803% 6/15/12	40,000	42,800
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	125,000	135,313
TXU Energy Co. LLC 7% 3/15/13	880,000	931,383
		5,440,113
Gas Utilities 0.1%
Colorado Interstate Gas Co.:
5.95% 3/15/15	160,000	156,600
6.8% 11/15/15 (e)	80,000	83,100
El Paso Energy Corp. 6.75% 5/15/09	25,000	25,125
Sonat, Inc.:
6.625% 2/1/08	20,000	20,050
6.75% 10/1/07	15,000	15,075
Transportadora de Gas del Sur SA (Reg. S) 6.5%
12/15/10 (d)	69,901	68,328
		368,278
Independent Power Producers & Energy Traders – 0.7%
AES Corp.:
7.75% 3/1/14	400,000	420,000
8.75% 6/15/08	2,000	2,093
8.75% 5/15/13 (e)	35,000	37,975
8.875% 2/15/11	282,000	304,208
9% 5/15/15 (e)	25,000	27,313
9.375% 9/15/10	7,000	7,630
9.5% 6/1/09	19,000	20,639
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	182,750
8.25% 4/15/12 (e)	90,000	100,350
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,139,873
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (e)	170,000	172,550
NRG Energy, Inc.:
7.25% 2/1/14	300,000	304,875
7.375% 2/1/16	480,000	489,000
8% 12/15/13	142,000	156,910

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Tenaska Alabama Partners LP 7% 6/30/21 (e)	$ 198,657	$ 203,624
TXU Corp. 5.55% 11/15/14	250,000	234,825
		3,804,615
Multi-Utilities – 0.5%
CMS Energy Corp.:
6.3% 2/1/12	260,000	257,400
8.5% 4/15/11	45,000	49,106
9.875% 10/15/07	135,000	144,281
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	520,391
5.15% 7/15/15	500,000	480,846
5.95% 6/15/35	905,000	870,252
6.25% 6/30/12	270,000	280,368
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	107,363
		2,710,007

TOTAL UTILITIES		12,323,013

TOTAL NONCONVERTIBLE BONDS
(Cost $111,532,147)		111,052,295

U.S. Government and Government Agency Obligations 34.0%

U.S. Government Agency Obligations 3.2%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,774,720
4.375% 7/17/13	2,205,000	2,122,570
4.625% 5/1/13	5,000,000	4,842,475
Federal Home Loan Bank 3.75% 9/28/06	40,000	39,740
Freddie Mac:
5.25% 11/5/12	280,000	275,716
5.875% 3/21/11	2,095,000	2,175,678

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		17,230,899
U.S. Treasury Inflation Protected Obligations 3.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	4,508,851	4,768,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Inflation Protected Obligations continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 3,129,960	$ 3,000,330
2% 1/15/14	12,087,497	12,104,447

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		19,872,875
U.S. Treasury Obligations – 27.1%
U.S. Treasury Bonds 6.25% 5/15/30	10,038,000	12,241,261
U.S. Treasury Notes:
3.375% 12/15/08	75,000,000	72,761,663
3.375% 10/15/09	16,000,000	15,391,248
4.25% 8/15/13	10,049,000	9,863,717
4.75% 5/15/14	15,855,000	16,074,243
6.5% 2/15/10	17,170,000	18,413,486

TOTAL U.S. TREASURY OBLIGATIONS		144,745,618

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $183,288,778)		181,849,392

U.S. Government Agency Mortgage Securities 24.6%

Fannie Mae – 22.1%
3.476% 4/1/34 (i)	128,550	127,945
3.723% 1/1/35 (i)	70,485	69,265
3.75% 1/1/34 (i)	63,017	61,495
3.752% 10/1/33 (i)	51,685	50,500
3.753% 10/1/33 (i)	59,690	58,127
3.756% 12/1/34 (i)	54,209	53,425
3.788% 12/1/34 (i)	16,590	16,265
3.791% 6/1/34 (i)	248,148	238,926
3.82% 6/1/33 (i)	41,185	40,359
3.825% 1/1/35 (i)	57,301	56,224
3.828% 4/1/33 (i)	185,133	181,463
3.847% 1/1/35 (i)	141,913	139,294
3.869% 1/1/35 (i)	82,261	81,957
3.889% 12/1/34 (i)	39,758	39,582
3.902% 10/1/34 (i)	51,878	51,279
3.904% 1/1/35 (i)	124,314	122,414
3.945% 5/1/34 (i)	21,516	21,859
3.958% 1/1/35 (i)	55,835	55,330

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
3.971% 5/1/33 (i)	$ 14,911	$ 14,727
3.981% 12/1/34 (i)	37,441	37,132
3.983% 12/1/34 (i)	319,416	317,829
3.984% 12/1/34 (i)	59,767	59,297
3.988% 1/1/35 (i)	37,505	37,235
3.991% 2/1/35 (i)	40,222	39,858
4.014% 12/1/34 (i)	35,941	35,638
4.03% 2/1/35 (i)	38,999	38,609
4.037% 1/1/35 (i)	20,504	20,395
4.039% 10/1/18 (i)	51,293	50,449
4.053% 4/1/33 (i)	16,530	16,464
4.057% 1/1/35 (i)	38,202	37,805
4.063% 12/1/34 (i)	80,379	79,836
4.075% 1/1/35 (i)	70,360	69,708
4.094% 2/1/35 (i)	39,249	39,019
4.097% 2/1/35 (i)	76,805	76,134
4.101% 2/1/35 (i)	38,917	38,584
4.105% 2/1/35 (i)	148,807	147,709
4.111% 1/1/35 (i)	86,664	85,810
4.114% 11/1/34 (i)	64,200	63,632
4.121% 1/1/35 (i)	156,528	155,141
4.123% 1/1/35 (i)	89,827	89,489
4.127% 2/1/35 (i)	92,533	91,745
4.144% 1/1/35 (i)	143,550	143,278
4.159% 2/1/35 (i)	77,491	76,928
4.171% 1/1/35 (i)	74,822	74,237
4.176% 11/1/34 (i)	28,361	28,142
4.179% 1/1/35 (i)	155,237	153,967
4.181% 1/1/35 (i)	106,842	104,708
4.188% 10/1/34 (i)	128,345	128,438
4.205% 3/1/34 (i)	47,535	46,924
4.25% 2/1/35 (i)	66,644	65,308
4.255% 1/1/34 (i)	154,580	152,782
4.277% 1/1/35 (i)	57,785	57,384
4.278% 2/1/35 (i)	35,990	35,658
4.288% 8/1/33 (i)	103,514	102,420
4.292% 7/1/34 (i)	43,171	43,514
4.295% 3/1/35 (i)	60,229	59,678
4.313% 3/1/33 (i)	28,530	28,046
4.316% 5/1/35 (i)	76,010	75,205
4.327% 12/1/34 (i)	38,387	38,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.339% 9/1/34 (i)	$ 90,689	$ 89,976
4.348% 1/1/35 (i)	66,355	65,398
4.354% 1/1/35 (i)	56,399	55,603
4.364% 9/1/34 (i)	180,763	179,375
4.367% 2/1/34 (i)	127,547	126,211
4.368% 4/1/35 (i)	40,170	39,642
4.394% 2/1/35 (i)	83,536	82,269
4.403% 5/1/35 (i)	161,312	159,073
4.439% 10/1/34 (i)	260,427	259,093
4.44% 3/1/35 (i)	66,474	65,498
4.445% 4/1/34 (i)	90,486	89,840
4.467% 8/1/34 (i)	167,566	165,578
4.477% 1/1/35 (i)	83,851	83,514
4.481% 5/1/35 (i)	81,736	80,694
4.497% 3/1/35 (i)	182,832	180,071
4.5% 5/1/18 to 3/1/35 (f)	28,694,086	27,607,167
4.5% 2/1/21 (f)	8,000,592	7,765,575
4.505% 12/1/34 (i)	367,159	362,888
4.517% 8/1/34 (i)	356,924	359,922
4.522% 3/1/35 (i)	160,563	158,442
4.541% 2/1/35 (i)	53,290	52,870
4.542% 2/1/35 (i)	357,162	356,749
4.544% 7/1/34 (i)	85,164	84,679
4.545% 7/1/35 (i)	199,063	197,042
4.56% 2/1/35 (i)	45,874	45,914
4.582% 1/1/33 (i)	296,896	296,543
4.584% 2/1/35 (i)	505,779	500,201
4.606% 2/1/35 (i)	162,032	160,265
4.635% 11/1/34 (i)	178,314	176,746
4.668% 11/1/34 (i)	179,748	178,206
4.687% 3/1/35 (i)	421,506	421,614
4.725% 3/1/35 (i)	82,693	81,965
4.73% 7/1/34 (i)	165,747	164,318
4.799% 12/1/34 (i)	156,121	155,301
4.808% 12/1/32 (i)	73,776	74,065
4.814% 2/1/33 (i)	93,398	93,180
4.825% 12/1/34 (i)	56,493	56,202
4.879% 10/1/34 (i)	126,883	126,735
5% 3/1/35 to 8/1/35	19,822,194	19,157,779
5% 2/1/36 (f)	9,875,320	9,542,028
5.105% 5/1/35 (i)	378,520	379,740

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
5.106% 9/1/34 (i)	$ 56,684	$ 56,600
5.197% 6/1/35 (i)	281,677	282,017
5.276% 3/1/35 (i)	44,775	44,856
5.349% 12/1/34 (i)	129,842	129,803
5.5% 11/1/16 to 10/1/34	5,630,522	5,585,457
5.5% 2/1/21 (f)	10,000,000	10,062,500
5.5% 2/1/36 (f)	17,610,000	17,417,391
6% 7/1/08 to 3/1/33	6,443,615	6,558,964
6% 2/1/21 (f)	625,609	639,294
6.5% 6/1/09 to 1/1/33	1,884,601	1,936,735
7% 9/1/25 to 8/1/29	265,172	276,211

TOTAL FANNIE MAE		117,790,708
Freddie Mac – 2.5%
4.055% 12/1/34 (i)	53,964	53,392
4.113% 12/1/34 (i)	91,458	89,895
4.176% 1/1/35 (i)	235,062	231,225
4.266% 1/1/35 (i)	215,807	213,657
4.288% 3/1/35 (i)	77,571	76,773
4.296% 5/1/35 (i)	144,497	142,845
4.305% 12/1/34 (i)	83,759	82,237
4.364% 3/1/35 (i)	113,774	111,463
4.366% 2/1/35 (i)	163,595	162,105
4.386% 2/1/35 (i)	147,039	144,053
4.445% 3/1/35 (i)	70,899	69,318
4.446% 2/1/34 (i)	82,071	80,812
4.465% 6/1/35 (i)	86,884	85,601
4.49% 3/1/35 (i)	87,441	85,590
4.49% 3/1/35 (i)	535,601	526,835
4.554% 2/1/35 (i)	128,776	127,210
5.013% 4/1/35 (i)	429,293	428,511
5.326% 8/1/33 (i)	33,375	33,804
6% 5/1/33	676,636	685,545
6% 2/13/36 (f)	10,000,000	10,100,000

TOTAL FREDDIE MAC		13,530,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Government National Mortgage Association 0.0%
7% 7/15/31 to 12/15/32	$ 145,831	$ 153,169
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $133,469,341)		131,474,748

Asset Backed Securities 2.5%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (i)	119,197	119,546
Class M2, 5.63% 2/25/34 (i)	125,000	125,813
Series 2005-SD1 Class A1, 4.93% 11/25/50 (i)	106,672	106,795
Aircraft Lease Securitization Ltd. Series 2005 1 Class C1,
8.1475% 9/9/30 (e)(i)	196,595	198,561
American Express Credit Account Master Trust
Series 2004-C Class C, 4.97% 2/15/12 (e)(i)	1,318,234	1,320,801
AmeriCredit Automobile Receivables Trust Series 2004-1
Class D, 5.07% 7/6/10	290,000	287,016
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.96% 4/25/34 (i)	65,000	64,998
Class M2, 5.01% 4/25/34 (i)	50,000	49,998
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 4.83% 12/15/33 (i)	31,485	31,583
Series 2004-HE2 Class M1, 5.08% 4/25/34 (i)	375,000	377,035
Bank One Issuance Trust:
Series 2002-C1 Class C1, 5.43% 12/15/09 (i)	425,000	428,555
Series 2004-B2 Class B2, 4.37% 4/15/12	900,000	880,443
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (i)	120,000	120,209
Series 2003-B2 Class B2, 3.5% 2/17/09	60,000	59,810
Series 2003-B4 Class B4, 5.27% 7/15/11 (i)	90,000	91,252
Series 2004-6 Class B, 4.15% 7/16/12	570,000	552,249
Cendant Timeshare Receivables Funding LLC
Series 2005-1A Class A1, 4.67% 5/20/17 (e)	257,957	254,806
Chase Credit Card Master Trust Series 2003-6 Class B,
4.82% 2/15/11 (i)	230,000	231,514
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.67% 5/15/09 (i)	220,000	219,990
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.65% 4/7/10 (i)	305,000	310,712
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.03% 5/25/34 (i)	410,000	410,925

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Countrywide Home Loans, Inc.: – continued
Series 2004-3 Class M1, 5.03% 6/25/34 (i)	$ 75,000	$ 75,184
Series 2005-1:
Class MV1, 4.93% 7/25/35 (i)	185,000	185,179
Class MV2, 4.97% 7/25/35 (i)	220,000	220,261
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	309,000	300,167
Class C, 5.074% 6/15/35 (e)	281,000	273,470
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (i)	25,000	25,051
Class M4, 5.43% 3/25/34 (i)	25,000	25,220
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.08% 1/25/34 (i)	225,000	225,839
Class M2, 5.68% 1/25/34 (i)	275,000	278,394
GSAMP Trust Series 2004-FM2 Class M1, 5.03%
1/25/34 (i)	250,000	249,991
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (i)	551	553
Class M1, 5.41% 8/25/33 (i)	25,000	25,253
Series 2003-4:
Class M1, 4.4413% 10/25/33 (i)	40,000	40,191
Class M2, 6.43% 10/25/33 (i)	45,000	45,401
Series 2004-3 Class M2, 5.73% 8/25/34 (i)	120,000	121,606
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 4.95% 1/20/35 (i)	138,322	138,397
Class M2, 4.98% 1/20/35 (i)	104,676	104,795
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.86% 10/15/10 (i)	80,000	80,523
Series 2003-B3 Class B3, 4.845% 1/18/11 (i)	285,000	286,469
Series 2003-B5 Class B5, 4.84% 2/15/11 (i)	240,000	241,547
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (i)	100,000	99,996
Class M2, 5.08% 7/25/34 (i)	25,000	24,999
Class M3, 5.48% 7/25/34 (i)	50,000	49,998
Class M4, 5.63% 7/25/34 (i)	25,000	25,050
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (i)	90,000	91,218
Series 2003-NC8 Class M1, 5.23% 9/25/33 (i)	35,000	35,575
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (i)	32,099	32,142
Series 2002-NC1 Class M1, 5.33% 2/25/32 (e)(i)	138,907	139,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2002-NC3 Class M1, 5.25% 8/25/32 (i)	$ 75,000	$ 75,240
Series 2003-NC2 Class M2, 6.53% 2/25/33 (i)	40,000	40,331
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (e)(i)(k)	455,000	139,806
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (k)	250,000	58,623
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (i)	75,000	75,059
Class M4, 5.505% 6/25/34 (i)	125,000	125,576
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.05% 1/25/35 (i)	225,000	225,553
Class M4, 5.36% 1/25/35 (i)	750,000	753,212
SBA CMBS Trust Series 2005-1A Class C, 5.731%
11/15/35 (e)	500,000	500,795
SLM Private Credit Student Loan Trust Series 2004-A
Class C, 5.4413% 6/15/33 (i)	260,000	265,348
Volkswagen Auto Lease Trust Series 2005-A Class A4,
3.94% 10/20/10	970,000	954,189
WFS Financial Owner Trust Series 2004-3 Class D,
4.07% 2/17/12	219,672	216,565
TOTAL ASSET BACKED SECURITIES
(Cost $13,163,331)		13,114,585

Collateralized Mortgage Obligations 2.9%

Private Sponsor 2.4%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.86% 5/25/35 (i)	232,427	231,849
Series 2005-2 Class 6A2, 4.81% 6/25/35 (i)	104,097	104,163
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (i)	131,868	131,223
Class 2A1, 4.1663% 12/25/33 (i)	252,803	247,650
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (i)	493,271	486,558
Class 2A2, 4.1189% 3/25/34 (i)	183,408	178,700
Series 2004-C Class 1A1, 3.3683% 4/25/34 (i)	318,448	313,042
Series 2004 D:
Class 1A1, 3.5366% 5/25/34 (i)	378,641	370,893
Class 2A2, 4.1992% 5/25/34 (i)	528,553	514,766
Series 2004-G Class 2A7, 4.5714% 8/25/34 (i)	534,589	524,736

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
Bank of America Mortgage Securities, Inc.: – continued
Series 2004-H Class 2A1, 4.4883% 9/25/34 (i)	$ 476,112	$ 466,382
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.81% 1/25/35 (i)	503,103	503,732
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (i)	75,952	76,059
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (i)	142,383	142,648
Granite Master Issuer PLC Series 2006-1A Class C2,
5.2569% 12/20/54 (e)(i)	400,000	400,000
Granite Mortgages PLC floater Series 2004-2 Class 1C,
5.2% 6/20/44 (i)	108,672	108,842
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9238% 9/26/45 (e)(i)	588,654	588,654
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	65,273	65,232
Master Asset Securitization Trust Series 2004 9 Class 7A1,
6.3324% 5/25/17 (i)	428,000	428,832
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2399% 8/25/17 (i)	314,258	318,942
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 4.96% 7/25/30 (i)	476,794	476,337
Series 2003-E Class XA1, 0.789% 10/25/28 (i)(k)	1,041,691	10,411
Series 2003-G Class XA1, 1% 1/25/29 (k)	1,466,748	15,675
Series 2003-H Class XA1, 1% 1/25/29 (e)(k)	1,178,031	12,495
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.82% 7/25/35 (i)	328,779	328,818
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	411,423	414,548
Series 2004-SL2 Class A1, 6.5% 10/25/16	54,939	55,679
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (e)(i)	42,966	43,691
Class B4, 6.09% 6/10/35 (e)(i)	38,192	38,884
Class B5, 6.69% 6/10/35 (e)(i)	28,644	29,253
Class B6, 7.19% 6/10/35 (e)(i)	14,322	14,662
Series 2004-B:
Class B4, 5.54% 2/10/36 (e)(i)	97,513	98,732
Class B5, 5.99% 2/10/36 (e)(i)	97,513	98,976
Class B6, 6.44% 2/10/36 (e)(i)	97,513	98,976
Series 2004-C:
Class B4, 5.39% 9/10/36 (i)	98,174	99,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount
Private Sponsor continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Series 2004-C:
Class B5, 5.79% 9/10/36 (i)		$ 98,174	$ 98,910
Class B6, 6.19% 9/10/36 (i)		98,174	98,665
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (e)(k)		2,516,509	15,003
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (i)		342,352	342,352
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2001-14 Class A1, 4.84% 7/25/35 (i)		1,008,330	1,010,210
Thornburg Mortgage Securities Trust floater
Series 2005-3 Class A4, 4.8% 10/25/35 (i)		594,849	594,849
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		48,538	49,543
Series 2004-RA2 Class 2A, 7% 7/25/33		99,680	101,715
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4494% 9/25/34 (i)		502,881	503,320
Series 2005-AR10 Class 2A2, 4.1097% 6/25/35 (i)	.	871,633	855,352
Series 2005-AR12 Class 2A6, 4.3209% 7/25/35 (i)	.	823,719	805,859
Series 2005-AR9 Class 2A1, 4.3624% 5/25/35 (i)		347,004	342,330

TOTAL PRIVATE SPONSOR			12,857,794
U.S. Government Agency 0.5%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class Series 2004-81 Class KC,
4.5% 4/25/17		1,050,000	1,023,392
Freddie Mac Multi-class participation certificates
guaranteed sequential pay:
Series 2675 Class CB, 4% 5/15/16		698,094	677,890
Series 2683 Class JA, 4% 10/15/16		710,198	688,124
Series 2750 Class ZT, 5% 2/15/34		401,630	360,829

TOTAL U.S. GOVERNMENT AGENCY			2,750,235

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,752,972)			15,608,029
See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities 2.1%
	Principal	Value (Note 1)
	Amount
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2:
Class C, 4.94% 11/15/15 (e)(i)	$ 50,000	$ 50,120
Class D, 5.02% 11/15/15 (e)(i)	80,000	80,405
Class F, 5.37% 11/15/15 (e)(i)	60,000	60,243
Class H, 5.87% 11/15/15 (e)(i)	50,000	50,351
Class J, 6.42% 11/15/15 (e)(i)	55,000	55,539
Class K, 6.9694% 11/15/15 (e)(i)	50,000	49,614
Series 2005-BOCA:
Class D, 4.8% 12/15/16 (e)(i)	110,000	110,100
Class E, 4.89% 12/15/16 (e)(i)	100,000	100,090
Class F, 4.97% 12/15/16 (e)(i)	110,000	110,109
Class H, 5.42% 12/15/16 (e)(i)	120,000	119,974
Class K, 5.82% 12/15/16 (e)(i)	105,000	105,085
Bank of America Large Loan, Inc. floater
Series 2005 ESHA:
Class E, 5.05% 7/14/08 (e)(i)	190,000	189,992
Class F, 5.22% 7/14/08 (e)(i)	110,000	109,995
Class G, 5.35% 7/14/08 (e)(i)	100,000	99,995
Class H, 5.57% 7/14/08 (e)(i)	100,000	99,995
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 4.89% 4/25/34 (e)(i)	295,750	295,889
Series 2004-2 Class A, 4.96% 8/25/34 (e)(i)	332,980	333,710
Series 2004-3:
Class A1, 4.9% 1/25/35 (e)(i)	310,872	311,211
Class A2, 4.95% 1/25/35 (e)(i)	44,410	44,424
Class M1, 5.03% 1/25/35 (e)(i)	44,410	44,470
Class M2, 5.53% 1/25/35 (e)(i)	44,410	44,674
Series 2004-1 Class IO, 1.25% 4/25/34 (e)(k)	3,241,616	185,748
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (e)	180,000	178,090
Series 2004 ESA:
Class B, 4.888% 5/14/16 (e)	325,000	322,994
Class C, 4.937% 5/14/16 (e)	205,000	204,038
Class D, 4.986% 5/14/16 (e)	75,000	74,759
Class E, 5.064% 5/14/16 (e)	230,000	229,802
Class F, 5.182% 5/14/16 (e)	55,000	54,986
COMM floater Series 2002-FL7 Class D, 5.04%
11/15/14 (e)(i)	28,571	28,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Commercial Mortgage Pass-Through Certificates
sequential pay Series 2005-C6 Class A2, 4.999%
6/10/44 (i)	$ 940,000	$ 935,197
CS First Boston Mortgage Securities Corp. sequential
pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	8,280	8,275
Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	670,415
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	667,964	685,666
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8915%
10/16/23 (i)	22,868	23,431
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	57,292
Series 2003-36 Class C, 4.254% 2/16/31	55,000	52,944
Series 2003-47 Class C, 4.227% 10/16/27	103,296	100,532
Series 2003-59 Class D, 3.654% 10/16/27	115,000	107,292
Series 2003-47 Class XA, 0.0203% 6/16/43 (i)(k)	5,436,550	291,661
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	385,000	409,908
Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,386
Hilton Hotel Pool Trust Series 2000-HLTA Class D,
7.555% 10/3/15 (e)	370,000	391,039
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class D, 7.97% 8/3/15 (e)	110,000	116,853
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (e)	200,000	179,551
Morgan Stanley Capital I, Inc. Series 2005 IQ9 Class X2,
1.0819% 7/15/56 (e)(i)(k)	3,919,991	177,572
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	282,348	288,884
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (e)	25,000	25,299
Class C4, 6.893% 5/15/16 (e)	500,000	532,777
Class E3, 7.253% 3/15/13 (e)	235,000	240,063
Wachovia Bank Commercial Mortgage Trust:
sequential pay Series 2003-C8 Class A3, 4.445%
11/15/35	785,000	760,961

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Wachovia Bank Commercial Mortgage Trust: – continued
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (e)(i)	$ 1,000,000	$ 972,200
Class 180B, 5.3979% 10/15/41 (e)(i)	500,000	486,100
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,850,053)		11,322,346

Foreign Government and Government Agency Obligations 1.9%

Argentine Republic:
discount 8.28% (with partial capitalization through
12/31/2013) 12/31/33 (l)	219,987	196,228
par 1.33% 12/31/38 (i)(l)	295,116	103,586
4.005% 8/3/12 (i)	495,000	392,288
4.4363% 4/30/13 (i)	35,000	29,075
Gross Domestic Product Linked Security 12/15/35	125,511	8,597
Brazilian Federative Republic:
Brady debt conversion bond 5.25% 4/15/12 (i)	187,356	186,888
FLIRB L 5.1875% 4/15/09 (Reg.) (i)	39,308	39,062
8% 1/15/18	66,000	72,171
8.75% 2/4/25	55,000	62,920
10.5% 7/14/14	100,000	125,300
11% 1/11/12	20,000	24,800
11% 8/17/40	250,000	323,250
12.25% 3/6/30	125,000	188,125
12.75% 1/15/20	65,000	97,175
Central Bank of Nigeria:
Brady 6.25% 11/15/20	250,000	250,000
promissory note 5.092% 1/5/10	99,322	94,627
City of Kiev 8.75% 8/8/08	100,000	104,000
Colombian Republic 11.75% 2/25/20	90,000	128,700
Dominican Republic:
(Reg. S) 9.5% 9/27/11	115,225	124,040
Brady 4.8738% 8/30/09 (i)	103,325	102,188
5.3925% 8/30/24 (i)	250,000	232,500
Ecuador Republic:
9% 8/15/30 (Reg. S) (d)	135,000	130,950
9.375% 12/15/15 (e)	200,000	201,000
12% 11/15/12 (Reg. S)	115,000	118,738
euro par 5% 2/28/25	22,000	16,280
Indonesian Republic:
(Reg. S) 6.75% 3/10/14	175,000	174,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Foreign Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
Indonesian Republic: – continued
7.25% 4/20/15 (e)	$ 60,000	$ 61,650
7.25% 4/20/15	60,000	61,650
Israeli State 4.625% 6/15/13	20,000	19,100
Lebanese Republic:
7.83% 11/30/09 (e)(i)	70,000	73,325
7.83% 11/30/09 (i)	200,000	209,500
Panamanian Republic Brady discount 0% 7/17/26 (i)	25,000	24,406
Peruvian Republic:
4.6875% 3/7/27 (i)	20,000	18,400
7.35% 7/21/25	300,000	310,500
9.875% 2/6/15	80,000	99,000
Philippine Republic:
Brady principal collateralized interest reduction bond
6.5% 12/1/17	170,000	169,788
5.3925% 12/1/09 (i)	11,200	11,004
8.375% 2/15/11	275,000	297,000
8.875% 3/17/15	115,000	127,794
9% 2/15/13	145,000	161,675
9.875% 1/15/19	110,000	130,900
10.625% 3/16/25	130,000	165,100
Republic of Serbia 3.75% 11/1/24 (d)(e)	50,000	45,250
Russian Federation:
5% 3/31/30 (Reg. S) (d)	562,000	628,035
11% 7/24/18 (Reg. S)	95,000	139,175
12.75% 6/24/28 (Reg. S)	120,000	217,050
euro 10% 6/26/07	245,000	260,313
State of Qatar 9.75% 6/15/30 (Reg. S)	25,000	38,178
Turkish Republic:
11.75% 6/15/10	260,000	317,200
11.875% 1/15/30	270,000	413,100
Ukraine Government 7.3431% 8/5/09 (i)	200,000	213,240
United Mexican States:
4.625% 10/8/08	70,000	69,545
4.625% 10/8/08	130,000	129,155
5.875% 1/15/14	40,000	41,100
6.75% 9/27/34	170,000	182,495
7.5% 1/14/12	100,000	111,400
7.5% 4/8/33	140,000	163,450
8.3% 8/15/31	70,000	88,445
11.5% 5/15/26	65,000	105,300

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Investments (Unaudited) continued

Foreign Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
Uruguay Republic:
7.25% 2/15/11	$ 60,000	$ 62,550
9.25% 5/17/17	100,000	116,500
Venezuelan Republic:
5.375% 8/7/10	105,000	102,480
5.6138% 4/20/11 (i)	195,000	192,563
9.25% 9/15/27	200,000	250,000
10.75% 9/19/13	220,000	275,000
13.625% 8/15/18	113,000	173,455
euro Brady:
FLIRB B 5.125% 3/31/07 (i)	35,710	35,531
par W-B 6.75% 3/31/20	250,000	250,625
Vietnamese Socialist Republic Brady par 3.75%
3/12/28 (d)	90,000	74,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $9,320,921)		10,163,003

Common Stocks 0.0%
	Shares

CONSUMER STAPLES 0.0%
Personal Products 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)
(Cost $36,503)	18,648	64,522

Floating Rate Loans 0.1%
	Principal
	Amount

INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc. Tranche C, term loan 13.51%
3/16/08 (i)
(Cost $306,222)	$ 300,000	308,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 42

Sovereign Loan Participations 0.0%
	Principal	Value (Note 1)
	Amount
Indonesian Republic loan participation:
– Credit Suisse First Boston 5.0625% 3/28/13 (i)	$ 113,647	$ 108,249
– Deutsche Bank 5.0625% 3/28/13 (i)	13,377	12,741
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $110,609)		120,990
Fixed Income Funds 12.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (j)	99,473	10,003,005
Fidelity Ultra-Short Central Fund (j)	542,844	53,991,264
TOTAL FIXED INCOME FUNDS
(Cost $64,000,960)		63,994,269
Cash Equivalents 9.1%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $48,909,000)	$ 48,915,062	48,909,000

TOTAL INVESTMENT PORTFOLIO 110.0%
(Cost $591,740,837)		587,981,429

NET OTHER ASSETS (10.0)%		(53,594,905)

NET ASSETS 100%		$ 534,386,524

See accompanying notes which are an integral part of the financial statements.
43	Semiannual Report

Investments (Unaudited) continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE7 Class B3, 7.6913%
8/25/34	Sept. 2034	$134,000	$1,916
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004 NC7 Class B3, 7.6913%
7/25/34	August 2034	134,000	1,794
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	134,000	1,935
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	282
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	134,000	339
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	342
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	100,000	1,037

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	$134,000	$1,627
Receive monthly notional amount multiplied
by 2.39% and pay UBS upon default event
of Fremont Home Loan Trust, par value of
the notional amount of Fremont Home
Loan Trust Series 2004-1 Class M9, 7.73%
2/25/34	March 2034	482,000	0
Receive monthly notional amount multiplied
by 2.4% and pay Deutsche Bank upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.2288% 1/25/34	Feb. 2034	482,000	(1,923)
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	134,000	369
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	134,000	890
Receive quarterly a fixed rate of .4% multiplied
by the notional amount and pay to Merrill
Lynch, Inc., upon each default event of one
of the issues of Dow Jones CDX N.A.
Investment Grade 4 Index, par value of the
proportional notional amount (h)	June 2010	4,500,000	(13,275)
Receive quarterly a fixed rate of .5% multiplied
by the notional amount and pay to Merrill
Lynch, Inc., upon each default event of one
of the issues of Dow Jones CDX N.A.
Investment Grade 3 Index, par value of the
proportional notional amount (g)	March 2010	1,240,000	5,121

See accompanying notes which are an integral part of the financial statements.

	45	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly a fixed rate of .65%
multiplied by the notional amount and pay to
Merrill Lynch, Inc., upon each default event of
one of the issues of Dow Jones CDX N.A.
Investment Grade 4 Index, par value of the
proportional notional amount (h)	June 2015	$12,500,000	$(48,875)
Receive quarterly a fixed rate of .7%
multiplied by the notional amount and pay
to Deutsche Bank, upon each default event
of one of the issues of Dow Jones CDX
N.A. Investment Grade 3 Index, par value
of the proportional notional amount (g)	March 2015	1,240,000	4,092
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs, upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	485,000	320
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	400,000	252
Receive quarterly notional amount multiplied
by .37% and pay Morgan Stanley, Inc.
upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co. 4.8%
3/1/14	March 2011	600,000	0
Receive quarterly notional amount multiplied
by .41% and pay Goldman Sachs upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
7.95% 3/1/10	Sept. 2010	400,000	1,612

TOTAL CREDIT DEFAULT SWAPS		23,635,000	(42,145)
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.3875% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2010	1,250,000	(24,500)
Receive quarterly a fixed rate equal to
4.774% and pay quarterly a floating rate
based on 3-month LIBOR with Credit
Suisse First Boston	March 2015	1,250,000	(19,712)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Interest Rate Swaps continued
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	$1,135,000	$(6,833)
Receive semi-annually a fixed rate equal to
4.7515% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(73,050)

TOTAL INTEREST RATE SWAPS		18,635,000	(124,095)
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	1,000,000	(6,824)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	1,000,000	(8,562)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	(68,698)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	1,000,000	(7,458)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	355,000	(1,333)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	145,000	(530)

See accompanying notes which are an integral part of the financial statements.

	47	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 10 basis points with Citibank	March 2006	$600,000	$(2,279)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	2,000,000	5,646

TOTAL TOTAL RETURN SWAPS		16,100,000	(90,038)

		$58,370,000	$(256,278)

Legend

(a) Non-income producing

(b) Non-income producing – Issuer is in
default.

(c) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(d) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(e) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $26,743,509 or
5.0% of net assets.

(f) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(g) Dow Jones CDX N.A. Investment Grade
3 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(h) Dow Jones CDX N.A. Investment Grade
4 is a tradable index of credit default
swaps on investment grade debt of U.S.
companies.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited list of holdings for
each fixed income central fund, as of the
investing fund’s report date, is available
upon request or at fidelity.com and/or
advisor.fidelity.com, as applicable. The
reports are located just after the fund’s
financial statements and quarterly
reports but are not part of the financial
statements or quarterly reports. In
addition, the fixed income central fund’s
financial statements are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 48

(k) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(l) Includes attached Agentine Republic
Gross Domestic Product-linked
Securities, expiring 12/15/35.

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Floating Rate Central Investment Portfolio	$284,066
Fidelity Ultra Short Central Fund	1,159,500
Total	$1,443,566

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end	% ownership,
	beginning of		Proceeds	of period	end of period
Fund	period
Fidelity Floating Rate
Central Investment
Portfolio	$—	$10,001,015	$—	$10,003,005	1.5%
Fidelity Ultra Short
Central Fund	54,002,121	—	—	53,991,264	0.8%
Total	$54,002,121	$10,001,015	$—	$63,994,269

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $48,909,000) See accompanying
schedule:
Unaffiliated issuers (cost $527,739,877)	$523,987,160
Affiliated Central Funds (cost $64,000,960)	63,994,269
Total Investments (cost $591,740,837)		$587,981,429
Cash		134,510
Receivable for investments sold
Regular delivery		657,845
Delayed delivery		4,515,848
Receivable for swap agreements		2,983
Receivable for fund shares sold		932,449
Interest receivable		4,606,255
Other affiliated receivables		195
Other receivables		111
Total assets		598,831,625

Liabilities
Payable for investments purchased
Regular delivery	$2,830,743
Delayed delivery	60,558,928
Payable for fund shares redeemed	428,119
Distributions payable	150,774
Swap agreements, at value	256,278
Accrued management fee	141,269
Distribution fees payable	4,612
Other affiliated payables	58,063
Other payables and accrued expenses	16,315
Total liabilities		64,445,101

Net Assets		$534,386,524
Net Assets consist of:
Paid in capital		$538,526,911
Undistributed net investment income		554,866
Accumulated undistributed net realized gain (loss) on
investments		(1,003,332)
Net unrealized appreciation (depreciation) on
investments		(3,691,921)
Net Assets		$534,386,524

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($4,698,564 ÷ 451,769 shares)	$10.40
Maximum offering price per share (100/95.25 of $10.40)	$10.92
Class T:
Net Asset Value and redemption price per share
($6,125,165 ÷ 589,649 shares)	$10.39
Maximum offering price per share (100/96.50 of $10.39)	$10.77
Class B:
Net Asset Value and offering price per share
($2,352,103 ÷ 226,182 shares)A	$10.40
Class C:
Net Asset Value and offering price per share
($1,142,068 ÷ 109,810 shares)A	$10.40
Total Bond:
Net Asset Value, offering price and redemption price per
share ($519,874,956 ÷ 49,993,240 shares)	$10.40
Institutional Class:
Net Asset Value, offering price and redemption price per
share ($193,668 ÷ 18,632 shares)	$10.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$10,183,454
Income from affiliated Central Funds		1,443,566
Total income		11,627,020

Expenses
Management fee	$753,871
Transfer agent fees	246,398
Distribution fees	25,603
Fund wide operations fee	63,781
Independent trustees’ compensation	971
Miscellaneous	402
Total expenses before reductions	1,091,026
Expense reductions	(1,439)	1,089,587

Net investment income		10,537,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,110,202)
Swap agreements	(204,780)
Total net realized gain (loss)		(1,314,982)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(4,208,314)
Swap agreements	(104,556)
Total change in net unrealized appreciation
(depreciation)		(4,312,870)
Net gain (loss)		(5,627,852)
Net increase (decrease) in net assets resulting from
operations		$4,909,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$10,537,433	$14,843,616
Net realized gain (loss)	(1,314,982)	4,429,155
Change in net unrealized appreciation (depreciation) .	(4,312,870)	1,865,347
Net increase (decrease) in net assets resulting
from operations	4,909,581	21,138,118
Distributions to shareholders from net investment income .	(10,521,713)	(14,221,483)
Distributions to shareholders from net realized gain	(1,679,853)	(3,063,178)
Total distributions	(12,201,566)	(17,284,661)
Share transactions - net increase (decrease)	109,919,843	53,654,454
Total increase (decrease) in net assets	102,627,858	57,507,911

Net Assets
Beginning of period	431,758,666	374,250,755
End of period (including undistributed net investment
income of $554,866 and undistributed net invest-
ment income of $539,146, respectively)	$534,386,524	$431,758,666

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Financial Highlights Class A
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	218	.387	.046
Net realized and unrealized gain (loss)	(.129)	.183	.145
Total from investment operations	089	.570	.191
Distributions from net investment income	(.219)	(.370)	(.041)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.259)	(.460)	(.041)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	85%	5.52%	1.85%
Ratios to Average Net AssetsF,H
Expenses before reductions	77%A	.96%	.87%A
Expenses net of fee waivers, if any	77%A	.80%	.80%A
Expenses net of all reductions	77%A	.80%	.80%A
Net investment income	4.16%A	3.69%	3.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,699	$ 2,974	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Financial Highlights Class T
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	213	.377	.045
Net realized and unrealized gain (loss)	(.130)	.173	.144
Total from investment operations	083	.550	.189
Distributions from net investment income	(.213)	(.360)	(.039)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.253)	(.450)	(.039)
Net asset value, end of period	$ 10.39	$ 10.56	$ 10.46
Total ReturnB,C,D	79%	5.33%	1.84%
Ratios to Average Net AssetsF,H
Expenses before reductions	88%A	1.13%	.96%A
Expenses net of fee waivers, if any	88%A	.90%	.90%A
Expenses net of all reductions	88%A	.90%	.90%A
Net investment income	4.05%A	3.59%	3.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,125	$ 5,739	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Financial Highlights Class B
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	178	.309	.036
Net realized and unrealized gain (loss)	(.130)	.182	.145
Total from investment operations	048	.491	.181
Distributions from net investment income	(.178)	(.291)	(.031)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.218)	(.381)	(.031)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	46%	4.74%	1.76%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.55%A	1.75%	1.62%A
Expenses net of fee waivers, if any	1.55%A	1.55%	1.55%A
Expenses net of all reductions	1.55%A	1.55%	1.55%A
Net investment income	3.38%A	2.94%	2.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,352	$ 2,029	$ 104
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

56

Financial Highlights Class C
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeE	174	.299	.035
Net realized and unrealized gain (loss)	(.129)	.181	.145
Total from investment operations	045	.480	.180
Distributions from net investment income	(.175)	(.280)	(.030)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.215)	(.370)	(.030)
Net asset value, end of period	10.40	$ 10.57	$ 10.46
Total ReturnB,C,D	43%	4.63%	1.74%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.61%A	1.74%	1.74%A
Expenses net of fee waivers, if any	1.61%A	1.65%	1.65%A
Expenses net of all reductions	1.61%A	1.65%	1.65%A
Net investment income	3.33%A	2.84%	2.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,142	$ 677	$ 142
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central funds.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Highlights Total Bond
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment incomeD	236.411		.340	.232
Net realized and unrealized gain
(loss)	(.131)	.182	.237	.269
Total from investment operations	105.593		.577	.501
Distributions from net investment income	(.235)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.040)	(.090)	(.060)	—
Total distributions	(.275)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.40	$ 10.57	$ 10.46	$ 10.28
Total ReturnB,C	1.01%	5.75%	5.68%	5.01%
Ratios to Average Net AssetsE,G
Expenses before reductions	45%A	.64%	.75%	1.01%A
Expenses net of fee waivers, if any	45%A	.61%	.65%	.65%A
Expenses net of all reductions	45%A	.61%	.65%	.65%A
Net investment income	4.48%A	3.87%	3.25%	2.83%A
Supplemental Data
Net assets, end of period
(000 omitted)	$519,875	$420,225	$373,699	$80,816
Portfolio turnover rate	118%A	193%	251%	423%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period October 15, 2002 (commencement of operations) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

58

Financial Highlights Institutional Class
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment incomeD	233	.410	.048
Net realized and unrealized gain (loss)	(.139)	.182	.145
Total from investment operations	094	.592	.193
Distributions from net investment income	(.234)	(.392)	(.043)
Distributions from net realized gain	(.040)	(.090)	—
Total distributions	(.274)	(.482)	(.043)
Net asset value, end of period	$ 10.39	$ 10.57	$ 10.46
Total ReturnB,C	90%	5.74%	1.87%
Ratios to Average Net AssetsE,G
Expenses before reductions	48%A	.62%	.71%A
Expenses net of fee waivers, if any	48%A	.62%	.65%A
Expenses net of all reductions	48%A	.61%	.65%A
Net investment income	4.45%A	3.87%	3.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194	$ 114	$ 102
Portfolio turnover rate	118%A	193%	251%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central funds.
F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the fund) is a non diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Semiannual Report

60

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds are accrued as earned. Interest income in cludes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, prior period premium and discount on debt securities, market discount, financing transactions and losses deferred due to wash sales.

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,121,624
Unrealized depreciation	(6,425,804)
Net unrealized appreciation (depreciation)	$(3,304,180)

Cost for federal income tax purposes	$591,285,609

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

62

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit

63 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Swap Agreements continued

risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $53,662,046 and $26,330,675, respectively.

Semiannual Report

64

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$2,949	$61
Class T	0%	.25%	7,523	3,886
Class B	65%	.25%	10,251	7,509
Class C	75%	.25%	4,880	3,361
			$25,603	$14,817

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and ..25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$4,672
Class T	1,303
Class B*	388
Class C*	216
$6,579

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

65 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC re ceives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Total Bond average net assets. FIIOC and FSC pay for typeset ting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A		$5,479.28
Class T		8,787.29
Class B		3,513.31
Class C		1,301.26
Total Bond		227,198.10
Institutional Class		120.13
	$246,398
* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM or Fidelity Management & Research Company, Inc. (FMRC) an affiliate of FMR. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities. The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

Semiannual Report

66

4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists each applicable CIP as an investment of the fund but does not include the underlying holdings of each CIP. Based on their investment objectives, each CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, certain CIPs may also partici pate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of each CIP and the fund.

A complete unaudited list of holdings for each CIP, as of the fund’s report date, is avail able upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $1,324.

During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction

Total Bond	$115

67 Semiannual Report

Notes to Financial Statements (Unaudited) continued
7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	January 31,	July 31,
	2006	2005
From net investment income
Class A	$82,197	$44,038
Class T	122,462	89,638
Class B	38,777	27,061
Class C	16,755	10,692
Total Bond	10,257,555	14,046,106
Institutional Class	3,967	3,948
Total	$10,521,713	$14,221,483
From net realized gain
Class A	$12,832	$1,823
Class T	23,014	2,706
Class B	8,379	2,453
Class C	2,940	2,151
Total Bond	1,632,006	3,053,158
Institutional Class	682	887
Total	$1,679,853	$3,063,178

Semiannual Report

68

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	220,004	284,201	$2,294,060	$3,006,382
Reinvestment of distributions	8,536	4,224	89,237	44,746
Shares redeemed	(58,200)	(16,733)	(605,505)	(177,183)
Net increase (decrease)	170,340	271,692	$1,777,792	$2,873,945
Class T
Shares sold	158,915	640,420	$1,660,275	$6,767,881
Reinvestment of distributions	13,766	8,561	143,900	90,624
Shares redeemed	(126,590)	(115,159)	(1,319,309)	(1,215,824)
Net increase (decrease)	46,091	533,822	$484,866	$5,642,681
Class B
Shares sold	68,673	198,926	$718,123	$2,105,652
Reinvestment of distributions	4,051	2,416	42,385	25,606
Shares redeemed	(38,513)	(19,350)	(401,345)	(204,667)
Net increase (decrease)	34,211	181,992	$359,163	$1,926,591
Class C
Shares sold	64,199	64,313	$671,823	$682,289
Reinvestment of distributions	1,362	1,008	14,238	10,695
Shares redeemed	(19,838)	(14,837)	(207,055)	(156,875)
Net increase (decrease)	45,723	50,484	$479,006	$536,109
Total Bond
Shares sold	13,419,880	15,519,844	$140,018,354	$164,657,854
Reinvestment of distributions	1,075,569	1,546,242	11,250,121	16,406,907
Shares redeemed	(4,264,147)	(13,038,155)	(44,532,093)	(138,400,918)
Net increase (decrease)	10,231,302	4,027,931	$106,736,382	$42,663,843
Institutional Class
Shares sold	7,848	615	$82,774	$6,559
Reinvestment of distributions	271	453	2,836	4,801
Shares redeemed	(287)	(7)	(2,976)	(75)
Net increase (decrease)	7,832	1,061	$82,634	$11,285

69 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 70

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

71 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

72

73 Semiannual Report

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74

75 Semiannual Report

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76

77 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co. Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments
Money Management, Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ATBI-USAN-0306 1.804584.101

Fidelity® Ultra-Short Bond Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	40	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	48	Notes to the financial statements.
Proxy Voting Results	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at http://www.sec.gov.
A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washing ton, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,017.10	$3.46
HypotheticalA	$1,000.00	$1,021.78	$3.47
Class T
Actual	$1,000.00	$1,017.10	$3.41
HypotheticalA	$1,000.00	$1,021.83	$3.41
Ultra Short Bond
Actual	$1,000.00	$1,018.20	$2.29
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$1,018.00	$2.70
HypotheticalA	$1,000.00	$1,022.53	$2.70
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	68%
Class T	67%
Ultra Short Bond	45%
Institutional Class	53%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	1.7	1.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	0.4	0.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above table is based on the combined investments of the fund and its pro rata share of the investment of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 7.0%
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY – 1.5%
Auto Components 0.4%
DaimlerChrysler NA Holding Corp.:
4.96% 9/10/07 (d)	$ 1,230,000	$ 1,233,446
5.1038% 5/24/06 (d)	800,000	800,826
Johnson Controls, Inc. 4.83% 1/17/08 (d)	1,515,000	1,516,321
		3,550,593
Media – 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3%
10/15/06	900,000	912,344
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	454,067
Cox Communications, Inc.:
(Reg. S) 5.0388% 12/14/07 (d)	1,530,000	1,541,342
7.75% 8/15/06	360,000	364,418
Cox Radio, Inc. 6.625% 2/15/06	2,000,000	2,000,896
Liberty Media Corp. 5.9913% 9/17/06 (d)	3,033,000	3,048,711
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,191,717
		9,513,495

TOTAL CONSUMER DISCRETIONARY		13,064,088

ENERGY 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,613,698
Valero Energy Corp. 7.375% 3/15/06	1,700,000	1,702,652
		4,316,350

FINANCIALS – 2.0%
Commercial Banks – 0.3%
Wells Fargo & Co. 4.52% 3/10/08 (d)	2,300,000	2,300,725
Consumer Finance – 0.3%
MBNA Europe Funding PLC 4.55% 9/7/07 (a)(d)	2,720,000	2,720,968
Diversified Financial Services – 0.2%
Aspetuck Trust 4.72% 10/16/06 (d)(g)	2,195,000	2,198,271
Insurance – 0.1%
Oil Insurance Ltd. 4.5938% 10/6/06 (a)(d)	830,000	829,290
Real Estate 0.4%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,330,317
iStar Financial, Inc. 5.01% 3/16/09 (d)	2,505,000	2,506,015
		3,836,332

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp. 4.72% 4/11/07 (d)	$ 1,575,000	$ 1,575,942
Countrywide Home Loans, Inc. 4.9% 6/2/06 (d)	500,000	500,625
Residential Capital Corp. 5.8956% 6/29/07 (d)	1,995,000	2,008,682
Washington Mutual Bank 4.49% 8/25/08 (d)	2,220,000	2,221,341
		6,306,590

TOTAL FINANCIALS		18,192,176

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,687,573

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.9%
France Telecom SA 7.2% 3/1/06	440,000	440,785
GTE Corp. 6.36% 4/15/06	1,000,000	1,002,549
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,260,289
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	998,680
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,569,095
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,058,642
		8,330,040
Wireless Telecommunication Services – 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	901,798
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	701,989
		1,603,787

TOTAL TELECOMMUNICATION SERVICES		9,933,827

UTILITIES – 1.7%
Electric Utilities – 0.8%
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,720,667
Progress Energy, Inc. 6.75% 3/1/06	4,105,000	4,111,002
		6,831,669
Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	922,301
Multi-Utilities – 0.8%
Dominion Resources, Inc. 4.8194% 9/28/07 (d)	2,300,000	2,300,911
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,973,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc. 3.628% 11/1/06	$ 1,055,000	$ 1,044,409
Sempra Energy 4.75% 5/15/09	2,000,000	1,970,814
		7,289,790

TOTAL UTILITIES		15,043,760

TOTAL NONCONVERTIBLE BONDS
(Cost $62,412,021)		62,237,774

U.S. Government Agency Obligations 5.7%

Fannie Mae:
2.15% 4/13/06 (c)	9,700,000	9,651,752
3.25% 7/31/06	35,000,000	34,739,128
Freddie Mac 0% 9/29/06	7,300,000	7,073,700
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,686,220)		51,464,580

U.S. Government Agency Mortgage Securities 1.2%

Fannie Mae – 1.2%
4.297% 3/1/33 (d)	155,663	154,729
4.301% 10/1/34 (d)	68,250	68,333
4.324% 10/1/33 (d)	59,992	59,177
4.378% 6/1/33 (d)	73,415	72,873
4.561% 1/1/35 (d)	252,881	252,842
4.577% 9/1/34 (d)	507,766	503,679
4.605% 8/1/34 (d)	173,264	172,337
4.627% 1/1/33 (d)	88,835	88,866
4.629% 9/1/34 (d)	56,381	56,154
4.637% 10/1/35 (d)	92,394	91,469
4.653% 3/1/35 (d)	62,973	63,037
4.712% 10/1/32 (d)	37,442	37,527
4.728% 2/1/33 (d)	25,380	25,403
4.732% 10/1/32 (d)	34,531	34,597
4.815% 5/1/33 (d)	10,658	10,668
4.83% 1/1/35 (d)	15,019	15,027
4.835% 8/1/34 (d)	140,772	139,661
4.904% 12/1/32 (d)	12,552	12,562

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.98% 11/1/32 (d)	$ 95,438	$ 96,532
5.031% 2/1/35 (d)	69,005	69,190
5.035% 11/1/34 (d)	28,624	28,614
5.046% 7/1/34 (d)	79,705	79,761
5.216% 8/1/33 (d)	188,372	187,445
5.333% 7/1/35 (d)	85,307	85,397
5.5% 11/1/16 to 2/1/19	4,428,153	4,457,913
6.5% 7/1/16 to 3/1/35	2,594,284	2,666,023
7% 8/1/17 to 5/1/32	1,354,253	1,401,315

TOTAL FANNIE MAE		10,931,131
Freddie Mac – 0.0%
4.782% 10/1/32 (d)	25,834	25,879
4.996% 3/1/33 (d)	65,161	64,736
5.651% 4/1/32 (d)	39,644	40,274

TOTAL FREDDIE MAC		130,889

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $11,224,515)		11,062,020

Asset Backed Securities 23.7%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.83% 7/25/34 (d)	542,659	543,877
Series 2004-3 Class 2A4, 4.88% 10/25/34 (d)	959,327	960,971
Series 2004-4 Class A2D, 4.88% 1/25/35 (d)	311,074	311,875
Series 2005-1 Class M1, 5% 4/25/35 (d)	1,545,000	1,548,190
ACE Securities Corp.:
Series 2002-HE2 Class M1, 5.38% 8/25/32 (d)	151,473	151,782
Series 2003-HE1:
Class A2, 4.94% 11/25/33 (d)	46,567	46,583
Class M1, 5.18% 11/25/33 (d)	120,000	120,343
Class M2, 6.23% 11/25/33 (d)	75,000	75,767
Series 2003-HS1:
Class M1, 5.28% 6/25/33 (d)	50,000	50,235
Class M2, 6.28% 6/25/33 (d)	50,000	50,710
Series 2003-NC1 Class M1, 5.31% 7/25/33 (d)	100,000	100,448
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (d)	143,036	143,455
Class M2, 5.63% 2/25/34 (d)	175,000	176,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
ACE Securities Corp.: – continued
Series 2005-HE2:
Class M2, 4.98% 4/25/35 (d)	$ 250,000	$ 250,354
Class M3, 5.01% 4/25/35 (d)	145,000	145,358
Class M4, 5.17% 4/25/35 (d)	185,000	185,452
Series 2005-HE3:
Class A2A, 4.63% 5/25/35 (d)	698,665	698,754
Class A2B, 4.74% 5/25/35 (d)	630,000	630,109
Series 2005-SD1 Class A1, 4.93% 11/25/50 (d)	248,902	249,189
Aegis Asset Backed Securities Trust Series 2004-2N Class N1,
4.5% 4/25/34 (a)	66,494	66,366
Aesop Funding II LLC Series 2005-1A Class A2, 4.55%
4/20/09 (a)(d)	1,200,000	1,200,172
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.72% 9/15/11 (d)	410,000	411,469
Series 2004-5 Class B, 4.72% 4/16/12 (d)	2,150,000	2,149,393
Series 2004-C Class C, 4.97% 2/15/12 (a)(d)	878,822	880,534
Series 2005-1 Class A, 4.5% 10/15/12 (d)	2,185,000	2,189,749
Series 2005-6 Class C, 4.72% 3/15/11 (a)(d)	1,275,000	1,275,000
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.91% 11/6/09 (d)	466,935	467,978
Series 2003-BX Class A4B, 4.78% 1/6/10 (d)	117,478	117,735
Series 2003-CF Class A3, 2.75% 10/9/07	181,953	181,725
Series 2004-1 Class A3, 3.22% 7/6/08	313,523	312,016
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,471,485
Series 2005-BM ClassA3, 4.05% 2/6/10	1,280,000	1,261,502
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.53% 2/25/33 (d)	52,504	52,661
Series 2003-1 Class M1, 5.43% 2/25/33 (d)	474,619	477,273
Series 2003-11 Class M1, 5.22% 1/25/34 (d)	1,930,000	1,946,258
Series 2003-3 Class M1, 5.33% 3/25/33 (d)	75,000	75,327
Series 2003-AR1 Class M1, 5.68% 1/25/33 (d)	500,000	503,296
Series 2004-R11 Class M1, 5.19% 11/25/34 (d)	560,000	563,242
Series 2004-R2:
Class M1, 4.96% 4/25/34 (d)	85,000	84,997
Class M2, 5.01% 4/25/34 (d)	75,000	74,997
Series 2004-R9:
Class A3, 4.85% 10/25/34 (d)	439,759	439,928
Class M2, 5.18% 10/25/34 (d)	720,000	724,444
Class M4, 5.7% 10/25/34 (d)	925,000	937,710
Series 2005-R1:
Class M1, 4.98% 3/25/35 (d)	770,000	771,076
Class M2, 5.01% 3/25/35 (d)	260,000	260,341

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Ameriquest Mortgage Securities, Inc.: – continued
Series 2005-R2 Class M1, 4.98% 4/25/35 (d)	$ 1,700,000	$ 1,702,327
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.63% 1/25/32 (d)	46,434	46,606
Series 2002-BC6 Class M1, 5.28% 8/25/32 (d)	100,000	100,609
Series 2002-BC7 Class M1, 5.33% 10/25/32 (d)	450,000	451,266
ARG Funding Corp.:
Series 2005-1A Class A2, 4.59% 4/20/09 (a)(d)	1,500,000	1,498,125
Series 2005-2A Class A2, 4.6% 5/20/09 (a)(d)	800,000	801,737
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.33% 9/25/33 (d)	800,000	810,306
Series 2004-W5 Class M1, 5.13% 4/25/34 (d)	1,420,000	1,421,625
Series 2004-W7:
Class M1, 5.08% 5/25/34 (d)	305,000	307,159
Class M2, 5.13% 5/25/34 (d)	250,000	251,453
Arran Funding Ltd. Series 2005-A Class C, 4.6894%
12/15/10 (d)	3,235,000	3,235,000
Asset Backed Funding Certificates Series 2004-HE1 Class M2,
5.68% 1/25/34 (d)	230,000	233,471
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.37% 4/15/33 (d)	1,165,025	1,169,480
Series 2003-HE6 Class M1, 5.18% 11/25/33 (d)	215,000	216,752
Series 2003-HE7 Class A3, 4.83% 12/15/33 (d)	103,352	103,674
Series 2004-HE6 Class A2, 4.89% 6/25/34 (d)	1,226,901	1,229,219
Series 2005-HE1 Class M1, 5.03% 3/25/35 (d)	540,000	541,990
Series 2005-HE2:
Class M1, 4.98% 3/25/35 (d)	1,105,000	1,108,256
Class M2, 5.03% 3/25/35 (d)	275,000	276,057
Series 2005-HE3 Class A4, 4.73% 4/25/35 (d)	1,500,000	1,500,374
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.85% 12/15/09 (d)	465,000	466,468
Series 2002-C1 Class C1, 5.43% 12/15/09 (d)	675,000	680,647
Series 2003-C4 Class C4, 5.5% 2/15/11 (d)	2,010,000	2,045,486
Series 2004-C1 Class C1, 4.97% 11/15/11 (d)	25,000	25,175
Bayview Financial Acquisition Trust Series 2004-C Class A1,
4.98% 5/28/44 (d)	719,899	721,272
Bayview Financial Asset Trust Series 2003-F Class A, 5.06%
9/28/43 (d)	196,001	196,166
Bayview Financial Mortgage Loan Trust Series 2004-A Class A,
5.01% 2/28/44 (d)	340,247	341,150
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1,
4.69% 11/1/45 (b)(d)	3,200,000	3,200,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.28% 9/25/34 (d)	$ 390,000	$ 393,482
Class M3, 5.58% 9/25/34 (d)	265,000	267,430
Class M4, 5.73% 9/25/34 (d)	225,000	228,113
Class M5, 5.93% 9/25/34 (d)	210,000	212,229
Series 2004-HE9 Class M2, 5.73% 11/25/34 (d)	490,000	496,654
Series 2005-HE2:
Class M1, 5.03% 2/25/35 (d)	905,000	906,904
Class M2, 5.28% 2/25/35 (d)	330,000	331,323
Bear Stearns Asset Backed Securities NIMS Trust Series
2004-HE5N Class A1, 5% 7/25/34 (a)	102,347	102,198
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 4.94% 6/15/10 (a)(d)	88,087	88,259
Series 2005-1 Class B, 4.845% 6/15/10 (d)	850,000	854,341
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.75% 1/15/10 (d)	425,000	425,698
Series 2004-B Class A4, 4.58% 8/15/11 (d)	1,700,000	1,700,455
Capital One Master Trust:
Series 2001-1 Class B, 4.98% 12/15/10 (d)	500,000	503,025
Series 2001-8A Class B, 5.02% 8/17/09 (d)	405,000	406,036
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (d)	1,135,000	1,136,972
Series 2003-B6 Class B6, 5% 9/15/11 (d)	1,125,000	1,134,177
Series 2004-B1 Class B1, 4.91% 11/15/11 (d)	1,180,000	1,185,534
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,439,755
Capital One Prime Auto Receivable Trust Series 2004-1
Class A3, 2.02% 11/15/07	6,423	6,387
Capital Trust Ltd. Series 2004-1:
Class A2, 4.94% 7/20/39 (a)(d)	265,000	264,972
Class B, 5.24% 7/20/39 (a)(d)	140,000	139,985
Class C, 5.59% 7/20/39 (a)(d)	180,000	179,980
Cayman ABSC NIMS Trust Series 2004 HE2 Class A1, 6.75%
4/25/34 (a)	80,034	79,834
CDC Mortgage Capital Trust:
Series 2002-HE3 Class M2, 5.8913% 3/25/33 (d)	423,228	426,264
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	4,054	4,055
Series 2003-HE3:
Class M1, 5.23% 11/25/33 (d)	104,999	106,172
Class M2, 6.28% 11/25/33 (d)	80,000	81,089
Series 2004-HE2 Class M2, 5.73% 7/26/34 (d)	175,000	176,433
CDC Mortgage Capital, Inc. NIMS Trust Series 2004-HE1N,
8.25% 6/25/34 (a)	170,538	170,538

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Cendant Timeshare Receivables Funding LLC
Series 2005 1A Class 2A2, 4.67% 5/20/17 (a)(d)	$ 1,097,278	$ 1,097,274
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.95% 3/16/09 (d)	200,000	200,578
Series 2003-6 Class C, 5.27% 2/15/11 (d)	2,210,000	2,240,875
Series 2004-1 Class B, 4.67% 5/15/09 (d)	295,000	294,987
Chase Issuance Trust Series 2004-C3 Class C3, 4.94%
6/15/12 (d)	1,645,000	1,652,810
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18%
11/20/12	925,823	916,268
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.95% 12/10/08 (d)	615,000	616,581
Series 2002-B1 Class B1, 4.8494% 6/25/09 (d)	655,000	656,700
Series 2002-C1 Class C1, 5.2806% 2/9/09 (d)	900,000	907,045
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	1,685,000	1,716,558
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.96% 5/25/33 (d)	37,045	37,122
Series 2003-BC1 Class M2, 6.53% 9/25/32 (d)	1,025,000	1,032,846
Series 2003-SD3 Class A1, 4.95% 12/25/32 (a)(d)	30,605	30,739
Series 2004-2 Class M1, 5.03% 5/25/34 (d)	375,000	375,846
Series 2004-3:
Class 3A4, 4.78% 8/25/34 (d)	4,599,487	4,602,773
Class M1, 5.03% 6/25/34 (d)	100,000	100,245
Series 2004-4 Class M2, 5.06% 6/25/34 (d)	315,000	315,610
Series 2005-1:
Class 1AV2, 4.73% 7/25/35 (d)	1,220,000	1,220,379
Class MV1, 4.93% 7/25/35 (d)	435,000	435,422
Class MV2, 4.97% 7/25/35 (d)	525,000	525,623
Series 2005-AB1 Class A2, 4.74% 8/25/35 (d)	2,480,000	2,481,372
Series 2005-IM1 Class A1, 4.66% 11/25/35 (d)	1,751,515	1,751,537
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.92% 4/25/34 (d)	89,397	89,706
Series 2004-FRE1:
Class A2, 4.88% 4/25/34 (d)	89,820	89,817
Class B1, 6.33% 4/25/34 (d)	605,000	604,977
Class M3, 5.18% 4/25/34 (d)	610,000	609,978
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.8% 5/16/11 (d)	550,000	552,664
Series 2005-1 Class B, 4.62% 9/16/10 (d)	1,580,000	1,578,595
Series 2005-3 Class B, 4.5594% 5/15/11 (d)	2,000,000	1,998,011
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.74% 5/28/35 (d)	497,228	496,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5: – continued
Class AB3, 4.889% 5/28/35 (d)	$ 299,501	$ 299,605
Class AB8, 4.8467% 5/28/35 (d)	293,296	293,433
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 5.21% 11/25/33 (d)	52,663	52,739
Series 2004-1 Class M2, 5.63% 1/25/35 (d)	300,000	301,648
Series 2004-3 Class M5, 5.98% 8/25/34 (d)	1,500,000	1,516,219
Series 2005-2 Class 2A1, 4.65% 12/25/35 (d)	2,010,391	2,010,454
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF2 Class A2A, 4.62% 3/25/35 (d)	477,893	477,970
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (d)	25,000	25,051
Class M4, 5.43% 3/25/34 (d)	25,000	25,220
First Investors Auto Owner Trust Series 2006-A Class A3,
4.93% 2/15/11 (a)	830,000	829,934
First USA Secured Note Trust Series 2001-3 Class C, 5.5331%
11/19/08 (a)(d)	785,000	785,736
Ford Credit Auto Owner Trust Series 2003-B Class B2, 4.9%
10/15/07 (d)	650,000	651,558
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 4.62% 5/15/10 (d)	1,375,000	1,374,937
Class B, 4.91% 5/15/10 (d)	380,000	380,315
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.03% 12/25/33 (d)	960,000	973,991
Series 2004-A Class M2, 5.68% 1/25/34 (d)	375,000	379,628
Series 2004-B Class M1, 5.11% 5/25/34 (d)	205,000	205,998
Series 2004-C:
Class 2A2, 5.08% 8/25/34 (d)	1,000,000	1,005,760
Class M1, 5.18% 8/25/34 (d)	540,000	545,008
Class M3, 5.68% 8/25/34 (d)	1,000,000	1,015,977
Series 2004-D Class 3A2, 4.81% 11/25/34 (d)	228,032	228,511
Series 2005-2 Class 2A1, 4.64% 6/25/35 (d)	1,415,649	1,415,532
Series 2005 A:
Class 2A2, 4.77% 2/25/35 (d)	1,496,458	1,497,541
Class M1, 4.96% 1/25/35 (d)	225,000	225,996
Class M2, 4.99% 1/25/35 (d)	325,000	325,828
Class M3, 5.02% 1/25/35 (d)	175,000	175,576
Class M4, 5.21% 1/25/35 (d)	125,000	125,915
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	401,307	401,307

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
GE Business Loan Trust Series 2003-1 Class A, 4.9%
4/15/31 (a)(d)	$ 244,845	$ 246,193
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.67% 6/15/11 (d)	925,000	924,957
Gracechurch Card Funding PLC:
Series 11 Class C, 4.75% 11/15/10 (d)	2,490,000	2,490,000
Series 5:
Class B, 4.7% 8/15/08 (d)	80,000	79,992
Class C, 5.4% 8/15/08 (d)	295,000	295,888
Series 6 Class B, 4.66% 2/17/09 (d)	75,000	75,058
Series 8 Class C, 4.8% 6/15/10 (d)	2,650,000	2,642,171
Series 9:
Class B, 4.62% 9/15/10 (d)	485,000	485,000
Class C, 4.78% 9/15/10 (d)	1,800,000	1,800,000
GSAMP Trust:
Series 2002-NC1 Class A2, 4.85% 7/25/32 (d)	2,606	2,629
Series 2003-FM1 Class M1, 5.31% 3/20/33 (d)	636,784	640,938
Series 2004-AHL Class A2D, 4.89% 8/25/34 (d)	1,472,741	1,478,097
Series 2004-FM1:
Class M1, 5.18% 11/25/33 (d)	195,000	194,993
Class M2, 5.93% 11/25/33 (d)	135,000	137,203
Series 2004-FM2 Class M1, 5.03% 1/25/34 (d)	250,000	249,991
Series 2004-HE1:
Class M1, 5.08% 5/25/34 (d)	320,000	319,988
Class M2, 5.68% 5/25/34 (d)	150,000	151,123
Series 2005-6:
Class A2, 4.74% 6/25/35 (d)	1,800,000	1,798,323
Class M3, 5.18% 6/25/35 (d)	1,555,000	1,552,141
Series 2005-9 Class 2A1, 4.65% 8/25/35 (d)	1,817,823	1,815,534
Series 2005-HE2 Class M, 4.96% 3/25/35 (d)	1,220,000	1,221,778
Series 2005-MTR1 Class A1, 4.67% 10/25/35 (d)	2,205,493	2,205,493
Series 2005-NC1:
Class A1, 4.65% 2/25/35 (d)	137,890	137,900
Class M1, 4.98% 2/25/35 (d)	1,205,000	1,207,575
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 5.61% 5/25/30 (a)(d)	2,100,000	2,093,763
Harwood Street Funding I LLC Series 2004-1A
Class CTFS, 6.49% 9/20/09 (a)(d)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.97% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 5.73% 5/25/33 (d)	165,729	166,710
Series 2003-1 Class M1, 5.53% 6/25/33 (d)	524,845	526,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Home Equity Asset Trust: – continued
Series 2003-2:
Class A2, 4.91% 8/25/33 (d)	$ 2,343	$ 2,349
Class M1, 5.41% 8/25/33 (d)	80,000	80,808
Series 2003-3:
Class A2, 4.89% 8/25/33 (d)	30,383	30,422
Class M1, 5.39% 8/25/33 (d)	330,000	331,765
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	170,000	170,813
Class M2, 6.43% 10/25/33 (d)	200,000	201,782
Series 2003-5:
Class A2, 4.88% 12/25/33 (d)	103,933	104,018
Class M1, 5.23% 12/25/33 (d)	160,000	160,738
Class M2, 6.26% 12/25/33 (d)	70,000	70,933
Series 2003-7:
Class A2, 4.91% 3/25/34 (d)	238,705	238,930
Class M1, 5.18% 3/25/34 (d)	795,000	797,245
Series 2003-8 Class M1, 5.25% 4/25/34 (d)	260,000	262,257
Series 2004-4 Class A2, 4.85% 10/25/34 (d)	483,854	484,849
Series 2004-6 Class A2, 4.88% 12/25/34 (d)	819,129	820,728
Series 2005-1:
Class M1, 4.96% 5/25/35 (d)	1,270,000	1,272,106
Class M2, 4.98% 5/25/35 (d)	1,410,000	1,411,732
Series 2005-2:
Class 2A2, 4.73% 7/25/35 (d)	1,830,000	1,830,577
Class M1, 4.98% 7/25/35 (d)	890,000	890,909
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.76% 8/15/08 (d)	500,000	500,166
Household Home Equity Loan Trust:
Series 2003-1 Class M, 5.12% 10/20/32 (d)	27,719	27,732
Series 2003-2:
Class A, 4.82% 9/20/33 (d)	134,166	134,338
Class M, 5.07% 9/20/33 (d)	63,632	63,737
Series 2004-1 Class M, 5.01% 9/20/33 (d)	176,330	176,783
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 5.14% 5/20/32 (d)	49,578	49,592
Series 2003-HC2 Class M, 5.09% 6/20/33 (d)	81,887	81,971
Series 2004-HC1:
Class A, 4.84% 2/20/34 (d)	307,331	307,775
Class M, 4.99% 2/20/34 (d)	186,391	186,548
Household Private Label Credit Card Master Note Trust I
Series 2002-2 Class A, 4.64% 1/18/11 (d)	1,000,000	1,000,948

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.95% 1/20/35 (d)	$ 336,460	$ 336,642
Class M2, 4.98% 1/20/35 (d)	250,476	250,760
Series 2005-3:
Class A1, 4.75% 1/20/35 (d)	748,935	749,046
Class M1, 4.91% 1/20/35 (d)	439,782	439,846
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.71% 12/17/07 (d)	32,666	32,667
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.78% 6/25/35 (d)	1,024,550	1,024,711
Class M1, 5% 6/25/35 (d)	550,000	550,571
Keycorp Student Loan Trust Series 1999-A Class A2, 4.8506%
12/27/09 (d)	258,071	258,881
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.35% 6/25/33 (d)	462,597	464,505
Series 2003-3 Class M1, 5.28% 7/25/33 (d)	340,000	341,603
MASTR Adjustable Rate Mortgages Trust Series 2004-11
Class 1A4, 5.02% 11/25/34 (d)	151,172	151,733
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.08% 7/25/34 (d)	485,000	487,490
Series 2004-HE1 Class M1, 5.18% 9/25/34 (d)	685,000	689,220
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.845% 10/15/08 (d)	1,250,000	1,250,572
Series 2001-B2 Class B2, 4.83% 1/15/09 (d)	1,000,000	1,000,707
Series 2002-B2 Class B2, 4.85% 10/15/09 (d)	1,034,000	1,037,345
Series 2002-B4 Class B4, 4.97% 3/15/10 (d)	630,000	633,937
Series 2003-B2 Class B2, 4.86% 10/15/10 (d)	125,000	125,817
Series 2003-B3 Class B3, 4.845% 1/18/11 (d)	1,550,000	1,557,992
Series 2003-B5 Class B5, 4.84% 2/15/11 (d)	2,000,000	2,012,893
Series 2005-C3 Class C, 4.6394% 3/15/11 (d)	2,830,000	2,835,681
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.93% 9/15/10 (d)	200,000	200,976
Series 1998-G Class B, 4.87% 2/17/09 (d)	500,000	500,319
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (d)	150,000	149,995
Class M2, 5.08% 7/25/34 (d)	25,000	24,999
Class M3, 5.48% 7/25/34 (d)	50,000	49,998
Class M4, 5.63% 7/25/34 (d)	50,000	50,101
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 5.68% 1/25/35 (d)	150,000	153,262
Series 2004-HE2:
Class A1B, 5% 8/25/35 (d)	478,620	479,957
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Merrill Lynch Mortgage Investors, Inc.: – continued
Series 2004-HE2:
Class A2B, 4.91% 8/25/35 (d)	$ 1,510,000	$ 1,515,989
Series 2005-NC1 Class A2A, 4.64% 10/25/35 (d)	5,644	5,645
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1,
4.75% 6/25/35 (a)	111,514	110,780
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (d)	125,000	126,692
Series 2003-NC10 Class M1, 5.21% 10/25/33 (d)	830,000	833,552
Series 2003-NC5 Class M2, 6.53% 4/25/33 (d)	200,000	201,355
Series 2003-NC6 Class M2, 6.48% 6/27/33 (d)	630,000	643,207
Series 2003-NC8 Class M1, 5.23% 9/25/33 (d)	120,000	121,971
Series 2004-HE6 Class A2, 4.87% 8/25/34 (d)	767,966	770,488
Series 2004-NC2 Class M1, 5.08% 12/25/33 (d)	375,000	377,042
Series 2004-NC6 Class A2, 4.87% 7/25/34 (d)	212,412	212,990
Series 2004-NC7 Class A3, 4.83% 7/25/34 (d)	1,324,621	1,325,349
Series 2005-1 Class M2, 5% 12/25/34 (d)	570,000	571,518
Series 2005-HE1:
Class A3B, 4.75% 12/25/34 (d)	444,781	445,208
Class M1, 4.98% 12/25/34 (d)	150,000	150,629
Class M2, 5% 12/25/34 (d)	385,000	386,168
Series 2005-HE2:
Class M1, 4.93% 1/25/35 (d)	370,000	371,591
Class M2, 4.97% 1/25/35 (d)	265,000	265,360
Series 2005-NC1:
Class M1, 4.97% 1/25/35 (d)	325,000	326,605
Class M2, 5% 1/25/35 (d)	325,000	325,876
Class M3, 5.04% 1/25/35 (d)	325,000	326,182
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 5.805% 2/25/32 (d)	558,339	558,811
Class M2, 6.63% 2/25/32 (d)	226,764	227,075
Series 2001-NC1 Class M2, 6.135% 10/25/31 (d)	13,885	13,899
Series 2001-NC4 Class M1, 5.53% 1/25/32 (d)	112,346	112,498
Series 2002-AM3 Class A3, 5.02% 2/25/33 (d)	14,114	14,159
Series 2002-HE1 Class M1, 5.13% 7/25/32 (d)	590,000	593,210
Series 2002-NC3 Class M1, 5.25% 8/25/32 (d)	100,000	100,320
Series 2002-OP1 Class M1, 5.28% 9/25/32 (d)	435,350	435,921
Series 2003-NC2 Class M2, 6.53% 2/25/33 (d)	165,000	166,367
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 4.98% 3/25/35 (d)	595,000	595,814
Class M2, 5.01% 3/25/35 (d)	595,000	596,163
Class M3, 5.05% 3/25/35 (d)	290,000	291,109

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.61% 6/15/09 (d)	$ 397,722	$ 397,918
Series 2004-A Class A4A, 4.54% 6/15/10 (d)	1,325,000	1,326,145
Series 2005-A Class A4, 4.4194% 8/15/11 (d)	2,210,000	2,210,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (d)	100,000	100,079
Class M4, 5.505% 6/25/34 (d)	170,000	170,783
NovaStar Mortgage Funding Trust Series 2003-3 Class A3,
4.98% 12/25/33 (d)	128,995	129,198
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4%
12/15/07	65,004	64,886
Option One Mortgage Loan Trust Series 2003-6 Class M1,
5.18% 11/25/33 (d)	1,025,000	1,031,647
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3
Class A2A, 4.65% 6/25/36 (d)	1,795,242	1,795,401
Park Place Securities NIM Trust Series 2004-WHQN2 Class A,
4% 2/25/35 (a)	197,755	195,777
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.63% 1/25/35 (d)	945,000	955,859
Series 2004-WCW1:
Class M1, 5.16% 9/25/34 (d)	385,000	388,756
Class M2, 5.21% 9/25/34 (d)	160,000	161,046
Class M3, 5.78% 9/25/34 (d)	310,000	313,217
Class M4, 5.98% 9/25/34 (d)	435,000	438,302
Series 2004-WCW2 Class A2, 4.91% 10/25/34 (d)	511,029	512,064
Series 2004-WWF1 Class A5, 5% 1/25/35 (d)	276,695	277,290
Series 2005-WCH1:
Class A3B, 4.75% 1/25/35 (d)	344,279	344,700
Class M2, 5.05% 1/25/35 (d)	1,130,000	1,132,777
Class M3, 5.09% 1/25/35 (d)	425,000	426,723
Class M5, 5.41% 1/25/35 (d)	400,000	402,338
People’s Choice Home Loan Securities Trust Series 2005-2
Class A1, 4.64% 9/25/24 (d)	317,503	317,521
Providian Master Note Trust Series 2005-2 Class C2, 4.8694%
11/15/12 (a)(d)	2,160,000	2,160,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.78% 10/25/34 (d)	1,300,000	1,319,336
Series 2004-RS6:
Class 2M2, 5.83% 6/25/34 (d)	250,000	249,991
Class 2M3, 5.98% 6/25/34 (d)	250,000	249,991
Series 2005-SP2 Class 1A1, 4.68% 5/25/44 (d)	1,291,302	1,291,371
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 4.85% 3/25/29 (d)	50,000	50,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Residential Asset Securities Corp.: – continued
Series 2005-KS7 Class A1, 4.63% 8/25/35 (d)	$ 1,120,794	$ 1,120,830
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HE1 Class A, 4.93% 4/25/33 (d)	16,840	16,919
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.06% 3/25/35 (d)	640,000	640,902
Series 2004-2 Class MV1, 5.11% 8/25/35 (d)	415,000	416,280
Securitized Asset Backed NIM Trust Series 2004-NC1, 5.75%
2/25/34 (a)	152,640	152,640
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.18% 8/25/34 (d)	1,000,000	1,003,576
Series 2003-BC4 Class M1, 5.13% 11/25/34 (d)	260,000	261,385
Structured Asset Investment Loan Trust:
Series 2004-8 Class M5, 5.68% 9/25/34 (d)	290,000	293,394
Series 2005-1 Class M4, 5.29% 2/25/35 (a)(d)	485,000	492,406
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.89% 2/25/34 (d)	52,474	52,473
Superior Wholesale Inventory Financing Trust VII
Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(d)	675,000	674,473
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 5.67% 6/15/10 (d)	980,000	981,758
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.96% 9/25/34 (d)	122,114	122,632
Series 2003-6HE Class A1, 5% 11/25/33 (d)	67,301	67,426
Series 2005-14HE Class AF1, 4.68% 8/25/36 (d)	970,401	970,285
Triad Automobile Receivable Owner Trust Series 2005-A
Class A3, 4.05% 3/12/10	1,800,000	1,776,258
Wells Fargo Home Equity Trust Series 2004-1N Class A, 5%
4/27/34 (a)	167,216	167,217
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	397,216	391,597
Series 2004-4 Class D, 3.58% 5/17/12	362,466	356,001
Series 2005-1 Class D, 4.09% 8/15/12	376,522	370,497
Whinstone Capital Management Ltd. Series 1A Class B3,
5.5229% 10/25/44 (a)(d)	2,180,000	2,179,782
TOTAL ASSET BACKED SECURITIES
(Cost $212,230,381)		212,459,886

Collateralized Mortgage Obligations 17.2%

Private Sponsor – 11.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.93% 2/25/35 (d)	945,146	947,331

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2004-4 Class 5A2, 4.93% 3/25/35 (d)	$ 293,932	$ 294,468
Series 2005-1 Class 5A2, 4.86% 5/25/35 (d)	560,559	559,166
Series 2005-10 Class 5A2, 4.85% 1/25/36 (d)	1,759,992	1,760,344
Series 2005-2:
Class 6A2, 4.81% 6/25/35 (d)	260,244	260,406
Class 6M2, 5.01% 6/25/35 (d)	1,375,000	1,375,602
Series 2005-3 Class 8A2, 4.77% 7/25/35 (d)	1,851,145	1,853,772
Series 2005-5 Class 6A2, 4.76% 9/25/35 (d)	1,337,475	1,340,329
Series 2005-8 Class 7A2, 4.81% 11/25/35 (d)	879,034	881,384
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-6 Class 1A1, 5.1353% 8/25/35 (d)	2,231,288	2,223,432
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.81% 1/25/35 (d)	2,045,953	2,048,511
Series 2005-2 Class 1A1, 4.78% 3/25/35 (d)	1,537,853	1,539,295
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.93% 3/25/34 (d)	212,573	212,526
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (d)	102,601	102,747
Series 2004-AR5 Class 11A2, 4.9% 6/25/34 (d)	174,250	173,922
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (d)	226,032	226,453
Series 2004-AR7 Class 6A2, 4.91% 8/25/34 (d)	365,624	366,249
Series 2004-AR8 Class 8A2, 4.91% 9/25/34 (d)	299,633	300,434
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.82%
11/25/35 (d)	1,015,639	1,018,570
Fieldstone Mortgage Investment Corp. floater
Series 2004-1 Class 2A, 4.82% 1/25/35 (d)	251,625	251,744
First Horizon Mortgage pass thru Trust floater
Series 2004-FL1 Class 2A1, 5.03% 12/25/34 (d)	308,689	308,688
Gracechurch Mortgage Funding PLC Series 1A:
Class A2B, 4.6045% 10/11/41 (a)(d)	1,235,000	1,234,642
Class CB, 4.8145% 10/11/41 (a)(d)	260,000	259,914
Class DB, 5.0045% 10/11/41 (a)(d)	1,060,000	1,059,650
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 4.58% 12/21/24 (d)	700,000	699,818
Class B1, 4.63% 12/20/54 (d)	950,000	949,668
Class M1, 4.73% 12/20/54 (d)	700,000	699,755
Series 2005-2 Class C1, 5.101% 12/20/54 (d)	1,200,000	1,200,000
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	925,000	924,711
Class M2, 4.305% 12/20/54 (d)	500,000	499,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.71% 3/20/44 (d)	$ 95,000	$ 95,000
Class 1C, 5.4% 3/20/44 (d)	280,000	280,525
Class 1M, 4.91% 3/20/44 (d)	565,000	565,265
Series 2004-2:
Class 1A2, 4.57% 6/20/28 (d)	231,252	231,252
Class 1B, 4.67% 6/20/44 (d)	46,214	46,219
Class 1C, 5.2% 6/20/44 (d)	168,789	169,052
Class 1M, 4.78% 6/20/44 (d)	1,011,212	1,011,233
Series 2004-3:
Class 1B, 4.66% 9/20/44 (d)	177,896	177,939
Class 1C, 5.09% 9/20/44 (d)	538,136	538,894
Class 1M, 4.77% 9/20/44 (d)	88,948	88,979
GSAMP Trust floater Series 2004-11 Class 2A1, 4.86%
12/20/34 (d)	1,327,252	1,328,749
Holmes Financing No. 7 PLC floater Series 2 Class M, 5.4%
7/15/40 (d)	195,000	195,271
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (d)	1,400,000	1,400,656
Class B, 4.77% 7/15/40 (d)	190,000	190,059
Class C, 5.32% 7/15/40 (d)	775,000	776,453
Homestar Mortgage Acceptance Corp. floater
Series 2004-5 Class A1, 4.98% 10/25/34 (d)	918,931	921,488
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.9% 3/25/35 (d)	741,181	741,671
Series 2004-6 Class 1A2, 4.92% 10/25/34 (d)	265,436	266,190
Series 2005-1:
Class M1, 4.99% 4/25/35 (d)	346,180	346,897
Class M2, 5.03% 4/25/35 (d)	612,192	613,260
Class M3, 5.06% 4/25/35 (d)	149,404	149,321
Class M4, 5.28% 4/25/35 (d)	91,100	91,059
Class M5, 5.3% 4/25/35 (d)	91,100	90,978
Class M6, 5.35% 4/25/35 (d)	142,116	141,825
Series 2005-2 Class 1A2, 4.84% 4/25/35 (d)	1,454,983	1,453,846
Series 2005-4 Class 1B1, 5.83% 5/25/35 (d)	622,867	621,018
Series 2005-7:
Class M1, 5.01% 11/25/35 (d)	231,405	232,019
Class M2, 5.05% 11/25/35 (d)	173,554	173,559
Class M3, 5.15% 11/25/35 (d)	867,768	867,793
Class M4, 5.19% 11/25/35 (d)	414,600	414,612

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9238% 9/26/45 (a)(d)	$ 1,805,205	$ 1,805,205
Master Seasoned Securitization Trust Series 2004-1 Class 1A1,
6.2399% 8/25/17 (d)	613,551	622,697
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 4.91% 11/25/34 (d)	562,623	564,991
Class 2A2, 4.97% 11/25/34 (d)	123,861	124,019
Series 2005-1 Class 1A1, 4.8% 3/25/35 (d)	865,273	867,269
Series 2004-6 Class 4A2, 4.1593% 7/25/34 (d)	1,522,083	1,516,140
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003 A:
Class 2A1, 4.92% 3/25/28 (d)	214,226	215,338
Class 2A2, 4.4631% 3/25/28 (d)	76,509	76,629
Series 2003-B Class A1, 4.87% 4/25/28 (d)	211,810	213,070
Series 2003-D Class A, 4.84% 8/25/28 (d)	988,130	989,784
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	377,093	377,495
Series 2003-F Class A2, 4.43% 10/25/28 (d)	431,555	431,419
Series 2004-A Class A2, 4.34% 4/25/29 (d)	551,544	550,834
Series 2004-B Class A2, 4.83% 6/25/29 (d)	527,704	526,613
Series 2004-C Class A2, 4.9838% 7/25/29 (d)	732,238	730,869
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	754,289	754,796
Series 2004-E Class A2D, 5.28% 11/25/29 (d)	811,355	813,175
Series 2004-G Class A2, 5.01% 11/25/29 (d)	327,375	327,543
Series 2005-A Class A2, 4.98% 2/25/30 (d)	1,086,250	1,085,970
Series 2005-B Class A2, 4.96% 7/25/30 (d)	1,168,327	1,167,209
Series 2003-G Class XA1, 1% 1/25/29 (f)	2,037,988	21,779
MortgageIT Trust floater Series 2004-2:
Class A1, 4.9% 12/25/34 (d)	497,208	497,935
Class A2, 4.98% 12/25/34 (d)	671,602	674,731
Opteum Mortgage Acceptance Corp.:
floater Series 2005-3 Class APT, 4.82% 7/25/35 (d)	2,359,212	2,359,489
Series 2005-5 Class 1A1B, 4.75% 11/25/35 (d)	920,000	919,972
Permanent Financing No. 1 PLC floater Series 1 Class 3C,
5.68% 6/10/42 (d)	1,700,000	1,702,412
Permanent Financing No. 3 PLC floater Series 2 Class C,
5.53% 6/10/42 (d)	1,205,000	1,217,050
Permanent Financing No. 4 PLC floater Series 2 Class C, 5.2%
6/10/42 (d)	1,145,000	1,150,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.13% 6/10/42 (d)	$ 390,000	$ 391,706
Series 3 Class C, 5.3% 6/10/42 (d)	825,000	832,734
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.93% 6/10/42 (d)	1,600,000	1,600,875
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 4.57% 6/10/42 (d)	2,000,000	1,999,531
Class 1C, 4.76% 6/10/42 (d)	545,000	544,894
Class 2C, 4.81% 6/10/42 (d)	1,140,000	1,136,883
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.81% 6/10/42 (d)	1,035,000	1,034,764
Class 2C, 4.88% 6/10/42 (d)	1,435,000	1,434,671
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	237,173	238,975
Series 2004-SL2 Class A1, 6.5% 10/25/16	98,890	100,222
Series 2005-AR5 Class 1A1, 4.8696% 9/19/35 (d)	644,420	640,565
Residential Finance LP/Residential Finance Development Corp.
floater Series 2003-A:
Class B4, 6.24% 3/10/35 (a)(d)	95,428	96,374
Class B5, 6.79% 3/10/35 (a)(d)	95,428	97,408
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.03% 11/25/34 (d)	61,617	61,932
Series 2003-RP2 Class A1, 4.98% 6/25/33 (a)(d)	153,061	153,635
Sequoia Mortgage Funding Trust Series 2003-A Class AX1,
0.8% 10/21/08 (a)(f)	6,619,382	39,463
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	389,323	389,165
Series 2003-7 Class A2, 4.925% 1/20/34 (d)	177,041	176,968
Series 2004-1 Class A, 5.02% 2/20/34 (d)	276,470	276,234
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	844,437	844,043
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (d)	1,406,384	1,407,897
Series 2004-4 Class A, 4.62% 5/20/34 (d)	1,002,050	1,000,815
Series 2004-5 Class A3, 4.86% 6/20/34 (d)	356,252	356,252
Series 2004-6:
Class A3A, 5.0175% 6/20/35 (d)	446,249	446,292
Class A3B, 5.1069% 7/20/34 (d)	892,498	892,559
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	499,572	499,870
Class A3B, 4.59% 7/20/34 (d)	970,043	972,880
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	1,422,359	1,422,516
Series 2005-1 Class A2, 4.97% 2/20/35 (d)	734,062	734,574

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Sequoia Mortgage Trust floater: – continued
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	$ 1,211,400	$ 1,211,400
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.93% 9/25/33 (a)(d)	160,291	160,375
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.9% 9/25/34 (d)	2,302,431	2,309,310
Series 2005-3 Class A4, 4.8% 10/25/35 (d)	2,261,409	2,261,409
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.73% 8/25/45 (d)	1,863,533	1,860,083
Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (d)	2,301,174	2,299,365
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	136,180	135,855
Series 2005-AR17 Class A1C1, 4.72% 12/25/45 (d)	1,255,061	1,254,093
Series 2005-AR19 Class A1C1, 4.72% 12/25/45 (d)	2,053,610	2,053,610
Washington Mutual Mortgage Securities Corp. sequential pay
Series 2003 MS9 Class 2A1, 7.5% 12/25/33	64,718	66,057
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.683% 8/25/34 (d)	2,129,715	2,115,676
Series 2005 AR10 Class 2A2, 4.1097% 6/25/35 (d)	4,842,407	4,751,958
Series 2005 AR12 Class 2A1, 4.3209% 7/25/35 (d)	3,633,044	3,576,783

TOTAL PRIVATE SPONSOR		105,980,177
U.S. Government Agency 5.4%
Fannie Mae:
floater Series 2002-89 Class F, 4.83% 1/25/33 (d)	120,958	121,115
planned amortization class Series 1993-207 Class G, 6.15%
4/25/23	545,298	548,048
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.51% 8/25/31 (d)	1,091,055	1,114,755
Series 2002-11 Class QF, 5.03% 3/25/32 (d)	161,776	163,262
Series 2002-36 Class FT, 5.03% 6/25/32 (d)	164,102	165,658
Series 2002-49 Class FB, 5.08% 11/18/31 (d)	1,552,316	1,574,015
Series 2002-60 Class FV, 5.53% 4/25/32 (d)	335,004	344,540
Series 2002-64 Class FE, 4.83% 10/18/32 (d)	82,286	82,701
Series 2002-68 Class FH, 4.98% 10/18/32 (d)	1,299,956	1,316,092
Series 2002-74 Class FV, 4.98% 11/25/32 (d)	106,261	107,136
Series 2002-75 Class FA, 5.53% 11/25/32 (d)	686,253	706,223
Series 2003-11:
Class DF, 4.98% 2/25/33 (d)	84,774	85,481
Class EF, 4.98% 2/25/33 (d)	47,467	47,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2003-122 Class FL, 4.88% 7/25/29 (d)	$ 576,584	$ 579,510
Series 2003-15 Class WF, 4.88% 8/25/17 (d)	674,733	677,576
Series 2004-31 Class F, 4.83% 6/25/30 (d)	1,002,264	1,003,178
Series 2004-33 Class FW, 4.93% 8/25/25 (d)	987,514	990,370
Series 2004-54 Class FE, 5.68% 2/25/33 (d)	508,219	513,868
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	18,375	18,328
Series 2002-11 Class QB, 5.5% 3/25/15	360,437	360,382
Series 2002-28 Class PJ, 6.5% 3/25/31	313,615	312,835
Series 2002-52 Class PA, 6% 4/25/31	14,992	14,976
Series 2002-8 Class PD, 6.5% 7/25/30	56,724	56,614
Series 2005-72 Class FG, 4.78% 5/25/35 (d)	6,835,990	6,800,139
Series 2002-50 Class LE, 7% 12/25/29	75,049	75,544
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	390,477	9,518
Freddie Mac planned amortization class Series 2162 Class PH,
6% 6/15/29	1,527,836	1,553,681
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (d)	1,318,552	1,345,606
Class PF, 5.45% 12/15/31 (d)	1,135,000	1,163,072
Series 2410 Class PF, 5.45% 2/15/32 (d)	2,600,000	2,661,744
Series 2526 Class FC, 4.87% 11/15/32 (d)	26,041	26,184
Series 2538 Class FB, 4.87% 12/15/32 (d)	188,601	189,346
Series 2551 Class FH, 4.92% 1/15/33 (d)	76,144	76,466
Series 2553 Class FB, 4.97% 3/15/29 (d)	2,820,000	2,835,241
Series 2577 Class FW, 4.97% 1/15/30 (d)	2,091,853	2,103,630
Series 2625 Class FJ, 4.77% 7/15/17 (d)	1,664,204	1,666,399
Series 2770 Class FP, 4.92% 12/15/25 (d)	270,716	270,735
Series 2861 Class JF, 4.77% 4/15/17 (d)	891,651	893,105
Series 2994 Class FB, 4.62% 6/15/20 (d)	807,996	805,935
Series 3066 Class HF, 0% 1/15/34 (d)	96,741	97,332
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	81,219	81,098
Series 2389 Class DA, 5.37% 11/15/30 (d)	2,542,107	2,559,887
Series 2395 Class PE, 6% 2/15/30	282,747	283,004
Series 2398 Class DK, 6.5% 1/15/31	17,600	17,565

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
planned amortization class:
Series 2443 Class TD, 6.5% 10/15/30	$ 24,774	$ 24,737
Series 2461 Class PG, 6.5% 1/15/31	53,994	54,087
Series 2496 Class OC, 5.5% 9/15/14	210,088	209,856
Series 2543 CLass PM, 5.5% 8/15/18	697,107	698,480
Series 2614 Class IC, 4.5% 12/15/10 (f)	1,456,002	36,247
Series 2640 Class GR, 3% 3/15/10	976,225	970,340
Series 2650 Class FV, 4.87% 12/15/32 (d)	1,823,988	1,829,428
Series 2676:
Class KN, 3% 12/15/13	1,496,375	1,472,127
Class QA, 3% 8/15/16	1,022,446	1,014,757
Series 2683 Class UH, 3% 3/15/19	2,450,293	2,421,485
Series 2748 Class IB, 4.5% 3/15/10 (f)	857,300	16,914
Series 2776 Class UJ, 4.5% 5/15/20 (f)	468,784	17,450
Series 2828 Class JA, 4.5% 1/15/10	1,221,177	1,215,781
Series 1803 Class A, 6% 12/15/08	253,438	255,426
Series 2907 Class HZ, 5% 12/15/34	326,859	326,270
Series 2949 Clas ZW, 5% 3/15/35	270,360	269,831
Series 3007 Class ZN, 4.5% 7/15/25	153,072	152,796
Series 3018 Class ZA, 5.5% 8/15/35	243,550	243,068
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 4.87% 1/16/27 (d)	119,705	120,472
planned amortization class Series 2002-5 Class PD, 6.5%
5/16/31	270,771	274,164

TOTAL U.S. GOVERNMENT AGENCY		48,043,287

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $154,315,276)		154,023,464

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 4.79% 11/15/15 (a)(d)	340,000	340,236
Class C, 4.94% 11/15/15 (a)(d)	70,000	70,168
Class D, 5.02% 11/15/15 (a)(d)	110,000	110,557
Class F, 5.37% 11/15/15 (a)(d)	80,000	80,325
Class H, 5.87% 11/15/15 (a)(d)	70,000	70,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Banc of America Large Loan, Inc.: – continued
floater:
Series 2003-BBA2:
Class J, 6.42% 11/15/15 (a)(d)	$ 70,000	$ 70,686
Class K, 6.9694% 11/15/15 (a)(d)	65,000	64,498
Series 2005-BBA6:
Class B, 4.68% 1/15/19 (a)(d)	390,000	389,982
Class C, 4.72% 1/15/19 (a)(d)	400,000	399,952
Class D, 4.77% 1/15/19 (a)(d)	390,000	389,982
Class E, 4.81% 1/15/19 (a)(d)	245,000	244,989
Class F, 4.86% 1/15/19 (a)(d)	165,000	164,992
Class G, 4.89% 1/15/19 (a)(d)	125,000	124,994
Series 2005-BOCA:
Class H, 5.42% 12/15/16 (a)(d)	290,000	289,937
Class J, 5.57% 12/15/16 (a)(d)	140,000	139,909
Class K, 5.82% 12/15/16 (a)(d)	250,000	250,203
Series 2005-BOCA Class X1, 1.0882%
12/15/16 (a)(d)(f)	109,061,667	517,160
Bank of America Large Loan, Inc.:
floater:
Series 2005 ESHA:
Class F, 5.22% 7/14/08 (a)(d)	860,000	859,961
Class G, 5.35% 7/14/08 (a)(d)	585,000	584,974
Class H, 5.57% 7/14/08 (a)(d)	720,000	719,967
Series 2005-MIB1:
Class B, 4.73% 3/15/22 (a)(d)	475,000	474,872
Class C, 4.78% 3/15/22 (a)(d)	200,000	199,876
Class D, 4.83% 3/15/22 (a)(d)	205,000	204,871
Class E, 4.87% 3/15/22 (a)(d)	390,000	389,753
Class F, 4.94% 3/15/22 (a)(d)	200,000	199,874
Class G, 5% 3/15/22 (a)(d)	130,000	129,918
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(d)(f)	44,830,000	559,909
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	291,865	295,333
Series 2003-2 Class A, 5.11% 12/25/33 (a)(d)	758,560	767,832
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(d)	443,625	443,834
Class B, 6.43% 4/25/34 (a)(d)	73,938	74,784
Series 2004-2:
Class A, 4.96% 8/25/34 (a)(d)	532,768	533,935
Class M1, 5.11% 8/25/34 (a)(d)	170,652	171,319
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(d)	754,975	755,798

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class A2, 4.95% 1/25/35 (a)(d)	$ 88,821	$ 88,848
Class M1, 5.03% 1/25/35 (a)(d)	133,231	133,411
Class M2, 5.53% 1/25/35 (a)(d)	88,821	89,349
Series 2005-2A:
Class M1, 4.96% 8/25/35 (a)(d)	180,147	180,147
Class M2, 5.01% 8/25/35 (a)(d)	301,868	301,868
Class M3, 5.03% 8/25/35 (a)(d)	165,541	165,541
Class M4, 5.14% 8/25/35 (a)(d)	150,934	150,934
Series 2005-3A:
Class A1, 4.85% 11/25/35 (a)(d)	826,394	826,394
Class M1, 4.97% 11/25/35 (a)(d)	118,056	118,056
Class M2, 5.02% 11/25/35 (a)(d)	162,327	162,327
Class M3, 5.04% 11/25/35 (a)(d)	147,570	147,570
Class M4, 5.13% 11/25/35 (a)(d)	182,003	182,003
Series 2005-4A:
Class A2, 4.92% 1/25/36 (a)(d)	1,095,386	1,095,372
Class B1, 5.93% 1/25/36 (a)(d)	99,581	99,617
Class M1, 4.98% 1/25/36 (a)(d)	398,322	398,328
Class M2, 5% 1/25/36 (a)(d)	99,581	99,583
Class M3, 5.03% 1/25/36 (a)(d)	199,161	199,168
Class M4, 5.14% 1/25/36 (a)(d)	99,581	99,589
Class M5, 5.18% 1/25/36 (a)(d)	99,581	99,590
Class M6, 5.23% 1/25/36 (a)(d)	99,581	99,592
Bear Stearns Commercial Mortgage Securities, Inc. floater
Series 2004-BBA3 Class E, 5.17% 6/15/17 (a)(d)	960,000	962,878
COMM floater Series 2002-FL7:
Class F, 5.77% 11/15/14 (a)(d)	1,000,000	1,003,730
Class H, 6.72% 11/15/14 (a)(d)	150,000	150,113
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 4.92% 7/15/16 (a)(d)	18,093	18,099
Class D, 5.02% 7/15/16 (a)(d)	39,539	39,542
Class E, 5.22% 7/15/16 (a)(d)	27,957	27,962
Class F, 5.27% 7/15/16 (a)(d)	29,623	29,639
Class H, 5.77% 7/15/16 (a)(d)	87,041	87,069
Class J, 5.92% 7/15/16 (a)(d)	32,745	32,755
Class K, 6.82% 7/15/16 (a)(d)	565,375	566,571
Series 2005-F10A:
Class B, 4.7% 4/15/17 (a)(d)	1,005,000	1,004,538
Class C, 4.74% 4/15/17 (a)(d)	425,000	424,607
Class D, 4.78% 4/15/17 (a)(d)	345,000	344,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Commercial Mortgage pass thru certificates floater: -
continued
Series 2005-F10A:
Class E, 4.84% 4/15/17 (a)(d)	$ 260,000	$ 259,874
Class F, 4.88% 4/15/17 (a)(d)	145,000	144,978
Class G, 5.02% 4/15/17 (a)(d)	145,000	145,043
Class H, 5.09% 4/15/17 (a)(d)	145,000	145,074
Class I, 5.32% 4/15/17 (a)(d)	50,000	49,964
Class MOA3, 4.77% 3/15/20 (a)(d)	650,000	649,971
Series 2005-FL11:
Class B, 4.72% 11/15/17 (a)(d)	374,967	374,920
Class C, 4.77% 11/15/17 (a)(d)	749,933	749,661
Class D, 4.81% 11/15/17 (a)(d)	129,988	130,024
Class E, 4.86% 11/15/17 (a)(d)	199,982	199,909
Class F, 4.92% 11/15/17 (a)(d)	179,984	179,976
Class G, 4.97% 11/15/17 (a)(d)	284,975	284,871
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 4.92% 5/15/14 (a)(d)	714,067	714,690
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(d)	175,000	174,999
Class B, 5.22% 12/15/21 (a)(d)	455,000	454,998
Series 2004-TF2A Class E, 4.89% 11/15/19 (a)(d)	640,000	640,691
Series 2004-TFL1:
Class A2, 4.66% 2/15/14 (a)(d)	90,412	90,408
Class E, 5.02% 2/15/14 (a)(d)	200,000	200,453
Class F, 5.07% 2/15/14 (a)(d)	175,000	175,446
Class G, 5.32% 2/15/14 (a)(d)	125,000	125,440
Class H, 5.57% 2/15/14 (a)(d)	100,000	100,176
Class J, 5.87% 2/15/14 (a)(d)	50,000	50,161
Series 2005-CN2A Class A1J, 4.8% 11/15/19 (a)(d)	2,165,000	2,165,650
Series 2005-TF2A Class F, 4.97% 11/15/19 (a)(d)	230,000	230,627
Series 2005-TF3A Class A2, 4.6494% 11/15/20 (a)(d)	2,775,000	2,774,989
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (a)(d)	800,000	800,040
Class E, 4.8% 2/15/20 (a)(d)	560,000	560,028
Class F, 4.85% 2/15/20 (a)(d)	250,000	250,013
Class G, 4.99% 2/15/20 (a)(d)	70,000	70,015
Class H, 5.22% 2/15/20 (a)(d)	100,000	100,006
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	600,000	603,436
Series 174:
Class C1, 7.52% 5/15/06 (a)	500,000	502,965
Class D1, 7.77% 5/15/06 (a)	900,000	904,250

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac Multi-class participation certificates guaranteed
floater Series 2448 Class FT, 5.47% 3/15/32 (d)	$ 1,617,842	$ 1,656,117
Greenwich Capital Commercial Funding Corp.
Series 2005-FL3A:
Class H AON:
5.3975% 10/5/20 (a)(d)	180,000	180,000
5.6475% 10/5/20 (a)(d)	220,000	220,000
Class M AON, 5.8975% 10/5/20 (a)(d)	215,000	215,000
Class N AON, 6.2475% 10/5/20 (a)(d)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 4.6% 11/6/19 (a)(d)	154,065	154,060
Lehman Brothers Floating Rate Commercial Mortgage Trust
floater Series 2003-LLFA:
Class A2, 4.86% 12/16/14 (a)(d)	1,085,000	1,085,086
Class C, 5.17% 12/16/14 (a)(d)	110,000	110,021
Class K1, 7.02% 12/16/14 (a)(d)	435,000	432,424
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X,
0.0034% 11/15/10 (a)(d)(f)	417,400,000	480,386
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.68% 8/15/19 (a)(d)	935,000	937,712
Class C, 4.71% 8/15/19 (a)(d)	75,000	75,101
Class D, 4.73% 8/15/19 (a)(d)	270,000	270,497
Class E, 4.75% 8/15/19 (a)(d)	245,000	245,453
Class F, 4.79% 8/15/19 (a)(d)	170,000	170,308
Class G, 4.84% 8/15/19 (a)(d)	120,000	120,292
Class H, 4.86% 8/15/19 (a)(d)	100,000	100,187
Class J, 4.93% 8/15/19 (a)(d)	75,000	75,151
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA Class C, 5.27% 2/15/13 (a)(d) .	448,911	447,941
Series 2000-NL1 Class E, 6.787% 10/15/30 (a)(d)	2,061	2,057
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.81% 5/15/09 (a)(d)	500,000	499,844
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A,
5.01% 3/24/18 (a)(d)	459,810	459,810
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (a)(d)	245,000	244,988
Class KHP2, 5.02% 1/15/18 (a)(d)	245,000	245,387
Class KHP3, 5.32% 1/15/18 (a)(d)	290,000	290,299
Class KHP4, 5.42% 1/15/18 (a)(d)	225,000	225,312
Class KHP5, 5.62% 1/15/18 (a)(d)	260,000	258,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2005-WL6A:
Class A2, 4.72% 10/15/17 (a)(d)	$ 990,000	$ 990,103
Class B, 4.77% 10/15/17 (a)(d)	200,000	200,021
Class D, 4.9% 10/15/17 (a)(d)	400,000	399,982
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $46,748,396)		46,861,652

Certificates of Deposit 2.7%

Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,989,193
Credit Industriel et Commercial yankee 4.535% 10/17/06	4,000,000	3,989,972
DEPFA BANK PLC yankee 4.265% 9/1/06	4,000,000	3,985,492
Deutsche Bank AG yankee 4.21% 8/24/06	4,000,000	3,985,671
HBOS Treasury Services PLC yankee 4.52% 10/18/06	4,000,000	3,989,574
Societe Generale euro 4.51% 10/16/06	4,000,000	3,989,380
TOTAL CERTIFICATES OF DEPOSIT
(Cost $24,000,000)		23,929,282

Fixed Income Funds 32.1%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $288,099,439)	2,897,815	288,216,720

Cash Equivalents 5.3%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $47,681,000)	$47,686,909	47,681,000

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $898,397,248)		897,936,378

NET OTHER ASSETS – (0.1)%		(925,947)
NET ASSETS 100%		$ 897,010,431

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount at	Appreciation/
		Value	(Depreciation)
Purchased

Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	March 2006	$ 114,600,750	$ (336,739)
116 Eurodollar 90 Day Index Contracts	June 2006	114,571,750	(156,484)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,571,750	(200,564)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,581,900	(120,814)
61 Eurodollar 90 Day Index Contracts	March 2007	60,261,900	(35,319)

TOTAL EURODOLLAR CONTRACTS			(849,920)
Sold

Eurodollar Contracts
7 Eurodollar 90 Day Index Contracts	June 2007	6,915,738	8,035
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,927,925	6,251
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,939,813	4,643
5 Eurodollar 90 Day Index Contracts	March 2008	4,939,750	4,530
4 Eurodollar 90 Day Index Contracts	June 2008	3,951,600	4,459
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,963,513	3,376
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,475	1,667
1 Eurodollar 90 Day Index Contracts	March 2009	987,688	834

TOTAL EURODOLLAR CONTRACTS			33,795

			$ (816,125)

Swap Agreements
		Notional	Value
		Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11 Class M9,
7.6913% 11/25/34	Dec. 2034	$275,000	$3,490
Receive from Citibank, upon default event of
DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	1,000,000	(9,070)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.39% and pay UBS upon default
event of Fremont Home Loan Trust, par
value of the notional amount of Fremont
Home Loan Trust Series 2004 1 Class M9,
7.73% 2/25/34	March 2034	$1,055,000	$0
Receive monthly notional amount multiplied
by 2.4% and pay Deutsche Bank upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004 A
Class B3, 7.2288% 1/25/34	Feb. 2034	1,055,000	(4,209)
Receive monthly notional amount multiplied
by 2.7% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	1,838
Receive quarterly notional amount multiplied
by .2% and pay Merrill Lynch, Inc. upon
default event of American Transmission
Co. LLC, par value of the notional amount
of American Transmission Co. LLC 7.125%
3/15/11	May 2007	1,315,000	0
Receive quarterly notional amount multiplied
by .28% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,000,000	1,160
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,390,000	1,154
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs, upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,015,000	670
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	5,060

See accompanying notes which are an integral part of the financial statements.

	35	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .75% and pay Lehman Brothers, Inc.
upon default event of AOL Time Warner,
Inc., par value of the notional amount of
AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	$2,000,000	$21,540
Receive quarterly notional amount multiplied
by .78% and pay Goldman Sachs upon
default event of TXU Energy, par value of
the notional amount of TXU Energy Co.
LLC 7% 3/15/13	Dec. 2008	1,750,000	17,675
Receive quarterly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc.
upon default event of New Century Home
Equity Loan Trust, par value of the notional
amount of New Century Home Equity
Loan Trust Series 2004 4 Class M9,
7.0788% 2/25/35	March 2035	610,000	4,256

TOTAL CREDIT DEFAULT SWAPS		16,150,000	43,564

Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 20 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	May 2006	4,900,000	2,320
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 30 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	April 2006	7,500,000	4,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	April 2006	$6,800,000	$2,927
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with with Lehman Brothers, Inc.	July 2006	4,900,000	2,754
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 10 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate In
dex adjusted by a modified duration
factor with Lehman Brothers, Inc.	March 2006	4,000,000	1,549
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1 month LIBOR with
Lehman Brothers, Inc.	May 2006	4,300,000	7,239

TOTAL TOTAL RETURN SWAPS		32,400,000	20,986

		$48,550,000	$64,550

See accompanying notes which are an integral part of the financial statements.

	37	Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $75,988,469 or
8.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements for
futures contracts. At the period end, the
value of securities pledged amounted to
$1,492,539.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited list of holdings for
each fixed income central fund, as of the
investing fund’s report date, is available
upon request or at fidelity.com and/or
advisor.fidelity.com, as applicable. The
reports are located just after the fund’s
financial statements and quarterly reports
but are not part of the financial
statements or quarterly reports. In
addition, the fixed income central fund’s
financial statements are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(f) Security represents right to receive
monthly interest payments on an under
lying pool of mortgages. Principal shown
is the par amount of the mortgage pool.

(g) Restricted securities Investment in secu
rities not registered under the Securities
Act of 1933 (excluding 144A issues). At
the end of the period, the value of
restricted securities (excluding 144A
issues) amounted to $2,198,271 or 0.2%
of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Aspetuck Trust
4.72% 10/16/06	12/14/05	$2,195,000

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Ultra Short Central Fund	$6,189,656

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value, beginning	Purchases	Sales	Value, end of	% ownership,
Fund	of period		Proceeds	period	end of period
Fidelity Ultra Short
Central Fund	$ 288,274,676	$ —	$ —	$ 288,216,720	4.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.0%
United Kingdom	7.1%
France	1.8%
Others (individually less than 1%) .	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $47,681,000)
See accompanying schedule:
Unaffiliated issuers (cost $610,297,809)	$609,719,658
Affiliated Central Funds (cost $288,099,439)	288,216,720
Total Investments (cost $898,397,248)		$897,936,378
Cash		60,856
Receivable for investments sold		28,690
Receivable for swap agreements		3,605
Receivable for fund shares sold		886,121
Interest receivable		3,368,584
Swap agreements, at value		64,550
Total assets		902,348,784

Liabilities
Payable for investments purchased on a delayed delivery
basis	$3,200,004
Payable for fund shares redeemed	1,481,689
Distributions payable	314,440
Accrued management fee	238,345
Distribution fees payable	759
Payable for daily variation on futures contracts	5,438
Other affiliated payables	95,585
Other payables and accrued expenses	2,093
Total liabilities		5,338,353

Net Assets		$897,010,431
Net Assets consist of:
Paid in capital		$899,079,205
Undistributed net investment income		93,585
Accumulated undistributed net realized gain (loss) on
investments		(949,937)
Net unrealized appreciation (depreciation) on
investments		(1,212,422)
Net Assets		$897,010,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($2,457,208 ÷ 245,201 shares)	$10.02

Maximum offering price per share (100/98.50 of $10.02)	$10.17
Class T:
Net Asset Value and redemption price per share
($2,431,330 ÷ 242,613 shares)	$10.02

Maximum offering price per share (100/98.50 of $10.02)	$10.17
Ultra Short Bond:
Net Asset Value, offering price and redemption price per
share ($891,179,629 ÷ 88,949,193 shares)	$10.02

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($942,264 ÷ 94,073 shares)	$10.02

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$12,762,499
Income from affiliated Central Funds		6,189,656
Total income		18,952,155

Expenses
Management fee	$1,425,598
Transfer agent fees	445,088
Distribution fees	5,372
Fund wide operations fee	120,359
Independent trustees’ compensation	1,919
Miscellaneous	792
Total expenses before reductions	1,999,128
Expense reductions	(2,871)	1,996,257

Net investment income		16,955,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,065
Futures contracts	(499,730)
Swap agreements	100,336
Total net realized gain (loss)		(381,329)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(440,646)
Futures contracts	(192,007)
Swap agreements	(3,035)
Total change in net unrealized appreciation
(depreciation)		(635,688)
Net gain (loss)		(1,017,017)
Net increase (decrease) in net assets resulting from
operations		$15,938,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$16,955,898	$18,477,979
Net realized gain (loss)	(381,329)	(526,929)
Change in net unrealized appreciation (depreciation) .	(635,688)	(889,284)
Net increase (decrease) in net assets resulting
from operations	15,938,881	17,061,766
Distributions to shareholders from net investment income .	(16,889,118)	(18,371,771)
Distributions to shareholders from net realized gain	—	(213,972)
Total distributions	(16,889,118)	(18,585,743)
Share transactions - net increase (decrease)	(15,806,689)	334,021,363
Redemption fees	13,594	34,215
Total increase (decrease) in net assets	(16,743,332)	332,531,601

Net Assets
Beginning of period	913,753,763	581,222,162
End of period (including undistributed net investment
income of $93,585 and undistributed net investment
income of $26,805, respectively)	$897,010,431	$913,753,763

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Class A

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeE	181	.223	.013
Net realized and unrealized gain (loss)	(.011)	(.026)	.011
Total from investment operations	170	.197	.024
Distributions from net investment income	(.180)	(.214)	(.014)
Distributions from net realized gain		(.003)	—
Total distributions	(.180)	(.217)	(.014)
Redemption fees added to paid in capitalE,I	—	—	—
Net asset value, end of period	10.02	$ 10.03	$ 10.05
Total ReturnB,C,D	1.71%	1.98%	.24%
Ratios to Average Net AssetsF,H
Expenses before reductions	68%A	.78%	.85%A
Expenses net of fee waivers, if any	68%A	.70%	.70%A
Expenses net of all reductions	68%A	.70%	.70%A
Net investment income	3.57%A	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,457	$ 2,557	$ 316
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Class T

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeE	181	.222	.013
Net realized and unrealized gain (loss)	(.011)	(.025)	.010
Total from investment operations	170	.197	.023
Distributions from net investment income	(.180)	(.214)	(.013)
Distributions from net realized gain		(.003)	—
Total distributions	(.180)	(.217)	(.013)
Redemption fees added to paid in capitalE,I	—	—	—
Net asset value, end of period	$ 10.02	10.03	$ 10.05
Total ReturnB,C,D	1.71%	1.98%	.23%
Ratios to Average Net AssetsF,H
Expenses before reductions	67%A	.77%	.86%A
Expenses net of fee waivers, if any	67%A	.70%	.70%A
Expenses net of all reductions	67%A	.70%	.70%A
Net investment income	3.58%A	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,431	$ 4,044	$ 356
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights Ultra Short Bond

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment incomeD	192.241		.122	.137
Net realized and unrealized gain
(loss)	(.010)	(.026)	.029	.052
Total from investment operations	182.215		.151	.189
Distributions from net investment
income	(.192)	(.232)	(.122)	(.173)
Distributions from net realized gain		(.003)	—	—
Total distributions	(.192)	(.235)	(.122)	(.173)
Redemption fees added to paid in
capitalD	—H	—H	.001	.004
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total ReturnB,C	1.82%	2.16%	1.52%	1.94%
Ratios to Average Net AssetsE,G
Expenses before reductions	45%A	.58%	.62%	.70%A
Expenses net of fee waivers, if any	45%A	.53%	.55%	.55%A
Expenses net of all reductions	45%A	.53%	.55%	.55%A
Net investment income	3.80%A	2.41%	1.21%	1.50%A
Supplemental Data
Net assets, end of period
(000 omitted)	$891,180	$906,644	$580,174	$225,203
Portfolio turnover rate	30%A	33%	53%	39%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period August 29, 2002 (commencement of sale of shares) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Financial Highlights Institutional Class

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeD	187	.240	.015
Net realized and unrealized gain (loss)	(.008)	(.026)	.010
Total from investment operations	179	.214	.025
Distributions from net investment income	(.189)	(.231)	(.015)
Distributions from net realized gain		(.003)	—
Total distributions	(.189)	(.234)	(.015)
Redemption fees added to paid in capitalD,H	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C	1.80%	2.15%	.25%
Ratios to Average Net AssetsE,G
Expenses before reductions	53%A	.58%	.67%A
Expenses net of fee waivers, if any	53%A	.55%	.55%A
Expenses net of all reductions	53%A	.55%	.55%A
Net investment income	3.72%A	2.38%	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 942	$ 509	$ 376
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra Short Bond Fund (the fund) is a non diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Ultra Short Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

48

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,128,198
Unrealized depreciation	(1,355,258)
Net unrealized appreciation (depreciation)	$(227,060)
Cost for federal income tax purposes	$898,163,438

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

50

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $132,263,516 and $100,346,925, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$2,300	$70
Class T	0%	.15%	3,072	1,572
			$5,372	$1,642

Sales Load. FDC receives a front end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$717
Class T	399
$1,116

Semiannual Report

52

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra Short Bond shares. FIIOC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Ultra Short Bond average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$2,844.18
Class T	3,522.17
Ultra Short Bond	438,489.10
Institutional Class	233.18
	$445,088

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in mortgage

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request. The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $1,168. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Ultra Short Bond	$1,703

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

54

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			January 31,	July 31,
			2006	2005
From net investment income
Class A			$54,768	$41,869
Class T			72,638	50,050
Ultra Short Bond			16,756,719	18,257,386
Institutional Class			4,993	22,466
Total			$16,889,118	$18,371,771
From net realized gain
Class A			$—	$407
Class T			—	503
Ultra Short Bond			—	212,634
Institutional Class			—	428
Total			$—	$213,972

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	237,523	314,954	$2,383,132	$3,163,548
Reinvestment of distributions .	4,043	3,804	40,529	38,189
Shares redeemed	(251,185)	(95,385)	(2,517,605)	(957,951)
Net increase (decrease)	(9,619)	223,373	$(93,944)	$2,243,786
Class T
Shares sold	78,241	597,602	$784,339	$6,002,298
Reinvestment of distributions .	6,639	4,137	66,551	41,523
Shares redeemed	(245,344)	(234,046)	(2,460,350)	(2,350,424)
Net increase (decrease)	(160,464)	367,693	$(1,609,460)	$3,693,397
Ultra Short Bond
Shares sold	17,763,990	63,063,839	$ 178,048,612	$633,315,534
Reinvestment of distributions .	1,509,253	1,643,763	15,127,266	16,499,718
Shares redeemed	(20,719,734)	(32,055,308)	(207,713,233)	(321,868,107)
Net increase (decrease)	(1,446,491)	32,652,294	$ (14,537,355)	$327,947,145
Institutional Class
Shares sold	76,527	296,985	$766,798	$2,986,442
Reinvestment of distributions .	311	2,113	3,113	21,221
Shares redeemed	(33,481)	(285,834)	(335,841)	(2,870,628)
Net increase (decrease)	43,357	13,264	$434,070	$137,035

		55	Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

58

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

59 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
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Scottsdale, AZ

California
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Maine
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Maryland
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Massachusetts
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405 Cochituate Road
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416 Belmont Street
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Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
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43420 Grand River Avenue
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Minnesota
7600 France Avenue South
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Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 60

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
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New York
1055 Franklin Avenue
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37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
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200 Fifth Avenue
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733 Third Avenue
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11 Penn Plaza
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2070 Broadway
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1075 Northern Blvd.
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North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
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Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
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1735 Market Street
Philadelphia, PA
12001 Perry Highway
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Rhode Island
47 Providence Place
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Tennessee
6150 Poplar Avenue
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Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
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6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

61 Semiannual Report

61

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

ULB-USAN-0306 1.789738.102

Fidelity Advisor Ultra-Short Bond Fund - Class A and Class T

Semiannual Report January 31, 2006

Class A and Class T are classes of

Fidelity® Ultra Short Bond Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	40	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	48	Notes to the financial statements.
Proxy Voting Results	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regula tors, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,017.10	$3.46
HypotheticalA	$1,000.00	$1,021.78	$3.47
Class T
Actual	$1,000.00	$1,017.10	$3.41
HypotheticalA	$1,000.00	$1,021.83	$3.41
Ultra Short Bond
Actual	$1,000.00	$1,018.20	$2.29
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$1,018.00	$2.70
HypotheticalA	$1,000.00	$1,022.53	$2.70
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	68%
Class T	67%
Ultra Short Bond	45%
Institutional Class	53%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	1.7	1.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	0.4	0.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above table is based on the combined investments of the fund and its pro rata share of the investment of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds 7.0%
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY – 1.5%
Auto Components 0.4%
DaimlerChrysler NA Holding Corp.:
4.96% 9/10/07 (d)	$ 1,230,000	$ 1,233,446
5.1038% 5/24/06 (d)	800,000	800,826
Johnson Controls, Inc. 4.83% 1/17/08 (d)	1,515,000	1,516,321
		3,550,593
Media – 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3%
10/15/06	900,000	912,344
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	454,067
Cox Communications, Inc.:
(Reg. S) 5.0388% 12/14/07 (d)	1,530,000	1,541,342
7.75% 8/15/06	360,000	364,418
Cox Radio, Inc. 6.625% 2/15/06	2,000,000	2,000,896
Liberty Media Corp. 5.9913% 9/17/06 (d)	3,033,000	3,048,711
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,191,717
		9,513,495

TOTAL CONSUMER DISCRETIONARY		13,064,088

ENERGY 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,613,698
Valero Energy Corp. 7.375% 3/15/06	1,700,000	1,702,652
		4,316,350

FINANCIALS – 2.0%
Commercial Banks – 0.3%
Wells Fargo & Co. 4.52% 3/10/08 (d)	2,300,000	2,300,725
Consumer Finance – 0.3%
MBNA Europe Funding PLC 4.55% 9/7/07 (a)(d)	2,720,000	2,720,968
Diversified Financial Services – 0.2%
Aspetuck Trust 4.72% 10/16/06 (d)(g)	2,195,000	2,198,271
Insurance – 0.1%
Oil Insurance Ltd. 4.5938% 10/6/06 (a)(d)	830,000	829,290
Real Estate 0.4%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,330,317
iStar Financial, Inc. 5.01% 3/16/09 (d)	2,505,000	2,506,015
		3,836,332

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp. 4.72% 4/11/07 (d)	$ 1,575,000	$ 1,575,942
Countrywide Home Loans, Inc. 4.9% 6/2/06 (d)	500,000	500,625
Residential Capital Corp. 5.8956% 6/29/07 (d)	1,995,000	2,008,682
Washington Mutual Bank 4.49% 8/25/08 (d)	2,220,000	2,221,341
		6,306,590

TOTAL FINANCIALS		18,192,176

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,687,573

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.9%
France Telecom SA 7.2% 3/1/06	440,000	440,785
GTE Corp. 6.36% 4/15/06	1,000,000	1,002,549
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,260,289
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	998,680
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,569,095
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,058,642
		8,330,040
Wireless Telecommunication Services – 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	901,798
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	701,989
		1,603,787

TOTAL TELECOMMUNICATION SERVICES		9,933,827

UTILITIES – 1.7%
Electric Utilities – 0.8%
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,720,667
Progress Energy, Inc. 6.75% 3/1/06	4,105,000	4,111,002
		6,831,669
Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	922,301
Multi-Utilities – 0.8%
Dominion Resources, Inc. 4.8194% 9/28/07 (d)	2,300,000	2,300,911
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,973,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc. 3.628% 11/1/06	$ 1,055,000	$ 1,044,409
Sempra Energy 4.75% 5/15/09	2,000,000	1,970,814
		7,289,790

TOTAL UTILITIES		15,043,760

TOTAL NONCONVERTIBLE BONDS
(Cost $62,412,021)		62,237,774

U.S. Government Agency Obligations 5.7%

Fannie Mae:
2.15% 4/13/06 (c)	9,700,000	9,651,752
3.25% 7/31/06	35,000,000	34,739,128
Freddie Mac 0% 9/29/06	7,300,000	7,073,700
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,686,220)		51,464,580

U.S. Government Agency Mortgage Securities 1.2%

Fannie Mae – 1.2%
4.297% 3/1/33 (d)	155,663	154,729
4.301% 10/1/34 (d)	68,250	68,333
4.324% 10/1/33 (d)	59,992	59,177
4.378% 6/1/33 (d)	73,415	72,873
4.561% 1/1/35 (d)	252,881	252,842
4.577% 9/1/34 (d)	507,766	503,679
4.605% 8/1/34 (d)	173,264	172,337
4.627% 1/1/33 (d)	88,835	88,866
4.629% 9/1/34 (d)	56,381	56,154
4.637% 10/1/35 (d)	92,394	91,469
4.653% 3/1/35 (d)	62,973	63,037
4.712% 10/1/32 (d)	37,442	37,527
4.728% 2/1/33 (d)	25,380	25,403
4.732% 10/1/32 (d)	34,531	34,597
4.815% 5/1/33 (d)	10,658	10,668
4.83% 1/1/35 (d)	15,019	15,027
4.835% 8/1/34 (d)	140,772	139,661
4.904% 12/1/32 (d)	12,552	12,562

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.98% 11/1/32 (d)	$ 95,438	$ 96,532
5.031% 2/1/35 (d)	69,005	69,190
5.035% 11/1/34 (d)	28,624	28,614
5.046% 7/1/34 (d)	79,705	79,761
5.216% 8/1/33 (d)	188,372	187,445
5.333% 7/1/35 (d)	85,307	85,397
5.5% 11/1/16 to 2/1/19	4,428,153	4,457,913
6.5% 7/1/16 to 3/1/35	2,594,284	2,666,023
7% 8/1/17 to 5/1/32	1,354,253	1,401,315

TOTAL FANNIE MAE		10,931,131
Freddie Mac – 0.0%
4.782% 10/1/32 (d)	25,834	25,879
4.996% 3/1/33 (d)	65,161	64,736
5.651% 4/1/32 (d)	39,644	40,274

TOTAL FREDDIE MAC		130,889

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $11,224,515)		11,062,020

Asset Backed Securities 23.7%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.83% 7/25/34 (d)	542,659	543,877
Series 2004-3 Class 2A4, 4.88% 10/25/34 (d)	959,327	960,971
Series 2004-4 Class A2D, 4.88% 1/25/35 (d)	311,074	311,875
Series 2005-1 Class M1, 5% 4/25/35 (d)	1,545,000	1,548,190
ACE Securities Corp.:
Series 2002-HE2 Class M1, 5.38% 8/25/32 (d)	151,473	151,782
Series 2003-HE1:
Class A2, 4.94% 11/25/33 (d)	46,567	46,583
Class M1, 5.18% 11/25/33 (d)	120,000	120,343
Class M2, 6.23% 11/25/33 (d)	75,000	75,767
Series 2003-HS1:
Class M1, 5.28% 6/25/33 (d)	50,000	50,235
Class M2, 6.28% 6/25/33 (d)	50,000	50,710
Series 2003-NC1 Class M1, 5.31% 7/25/33 (d)	100,000	100,448
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (d)	143,036	143,455
Class M2, 5.63% 2/25/34 (d)	175,000	176,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
ACE Securities Corp.: – continued
Series 2005-HE2:
Class M2, 4.98% 4/25/35 (d)	$ 250,000	$ 250,354
Class M3, 5.01% 4/25/35 (d)	145,000	145,358
Class M4, 5.17% 4/25/35 (d)	185,000	185,452
Series 2005-HE3:
Class A2A, 4.63% 5/25/35 (d)	698,665	698,754
Class A2B, 4.74% 5/25/35 (d)	630,000	630,109
Series 2005-SD1 Class A1, 4.93% 11/25/50 (d)	248,902	249,189
Aegis Asset Backed Securities Trust Series 2004-2N Class N1,
4.5% 4/25/34 (a)	66,494	66,366
Aesop Funding II LLC Series 2005-1A Class A2, 4.55%
4/20/09 (a)(d)	1,200,000	1,200,172
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.72% 9/15/11 (d)	410,000	411,469
Series 2004-5 Class B, 4.72% 4/16/12 (d)	2,150,000	2,149,393
Series 2004-C Class C, 4.97% 2/15/12 (a)(d)	878,822	880,534
Series 2005-1 Class A, 4.5% 10/15/12 (d)	2,185,000	2,189,749
Series 2005-6 Class C, 4.72% 3/15/11 (a)(d)	1,275,000	1,275,000
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.91% 11/6/09 (d)	466,935	467,978
Series 2003-BX Class A4B, 4.78% 1/6/10 (d)	117,478	117,735
Series 2003-CF Class A3, 2.75% 10/9/07	181,953	181,725
Series 2004-1 Class A3, 3.22% 7/6/08	313,523	312,016
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,471,485
Series 2005-BM ClassA3, 4.05% 2/6/10	1,280,000	1,261,502
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.53% 2/25/33 (d)	52,504	52,661
Series 2003-1 Class M1, 5.43% 2/25/33 (d)	474,619	477,273
Series 2003-11 Class M1, 5.22% 1/25/34 (d)	1,930,000	1,946,258
Series 2003-3 Class M1, 5.33% 3/25/33 (d)	75,000	75,327
Series 2003-AR1 Class M1, 5.68% 1/25/33 (d)	500,000	503,296
Series 2004-R11 Class M1, 5.19% 11/25/34 (d)	560,000	563,242
Series 2004-R2:
Class M1, 4.96% 4/25/34 (d)	85,000	84,997
Class M2, 5.01% 4/25/34 (d)	75,000	74,997
Series 2004-R9:
Class A3, 4.85% 10/25/34 (d)	439,759	439,928
Class M2, 5.18% 10/25/34 (d)	720,000	724,444
Class M4, 5.7% 10/25/34 (d)	925,000	937,710
Series 2005-R1:
Class M1, 4.98% 3/25/35 (d)	770,000	771,076
Class M2, 5.01% 3/25/35 (d)	260,000	260,341
See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Ameriquest Mortgage Securities, Inc.: – continued
Series 2005-R2 Class M1, 4.98% 4/25/35 (d)	$ 1,700,000	$ 1,702,327
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.63% 1/25/32 (d)	46,434	46,606
Series 2002-BC6 Class M1, 5.28% 8/25/32 (d)	100,000	100,609
Series 2002-BC7 Class M1, 5.33% 10/25/32 (d)	450,000	451,266
ARG Funding Corp.:
Series 2005-1A Class A2, 4.59% 4/20/09 (a)(d)	1,500,000	1,498,125
Series 2005-2A Class A2, 4.6% 5/20/09 (a)(d)	800,000	801,737
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.33% 9/25/33 (d)	800,000	810,306
Series 2004-W5 Class M1, 5.13% 4/25/34 (d)	1,420,000	1,421,625
Series 2004-W7:
Class M1, 5.08% 5/25/34 (d)	305,000	307,159
Class M2, 5.13% 5/25/34 (d)	250,000	251,453
Arran Funding Ltd. Series 2005-A Class C, 4.6894%
12/15/10 (d)	3,235,000	3,235,000
Asset Backed Funding Certificates Series 2004-HE1 Class M2,
5.68% 1/25/34 (d)	230,000	233,471
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.37% 4/15/33 (d)	1,165,025	1,169,480
Series 2003-HE6 Class M1, 5.18% 11/25/33 (d)	215,000	216,752
Series 2003-HE7 Class A3, 4.83% 12/15/33 (d)	103,352	103,674
Series 2004-HE6 Class A2, 4.89% 6/25/34 (d)	1,226,901	1,229,219
Series 2005-HE1 Class M1, 5.03% 3/25/35 (d)	540,000	541,990
Series 2005-HE2:
Class M1, 4.98% 3/25/35 (d)	1,105,000	1,108,256
Class M2, 5.03% 3/25/35 (d)	275,000	276,057
Series 2005-HE3 Class A4, 4.73% 4/25/35 (d)	1,500,000	1,500,374
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.85% 12/15/09 (d)	465,000	466,468
Series 2002-C1 Class C1, 5.43% 12/15/09 (d)	675,000	680,647
Series 2003-C4 Class C4, 5.5% 2/15/11 (d)	2,010,000	2,045,486
Series 2004-C1 Class C1, 4.97% 11/15/11 (d)	25,000	25,175
Bayview Financial Acquisition Trust Series 2004-C Class A1,
4.98% 5/28/44 (d)	719,899	721,272
Bayview Financial Asset Trust Series 2003-F Class A, 5.06%
9/28/43 (d)	196,001	196,166
Bayview Financial Mortgage Loan Trust Series 2004-A Class A,
5.01% 2/28/44 (d)	340,247	341,150
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1,
4.69% 11/1/45 (b)(d)	3,200,000	3,200,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.28% 9/25/34 (d)	$ 390,000	$ 393,482
Class M3, 5.58% 9/25/34 (d)	265,000	267,430
Class M4, 5.73% 9/25/34 (d)	225,000	228,113
Class M5, 5.93% 9/25/34 (d)	210,000	212,229
Series 2004-HE9 Class M2, 5.73% 11/25/34 (d)	490,000	496,654
Series 2005-HE2:
Class M1, 5.03% 2/25/35 (d)	905,000	906,904
Class M2, 5.28% 2/25/35 (d)	330,000	331,323
Bear Stearns Asset Backed Securities NIMS Trust Series
2004-HE5N Class A1, 5% 7/25/34 (a)	102,347	102,198
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 4.94% 6/15/10 (a)(d)	88,087	88,259
Series 2005-1 Class B, 4.845% 6/15/10 (d)	850,000	854,341
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.75% 1/15/10 (d)	425,000	425,698
Series 2004-B Class A4, 4.58% 8/15/11 (d)	1,700,000	1,700,455
Capital One Master Trust:
Series 2001-1 Class B, 4.98% 12/15/10 (d)	500,000	503,025
Series 2001-8A Class B, 5.02% 8/17/09 (d)	405,000	406,036
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (d)	1,135,000	1,136,972
Series 2003-B6 Class B6, 5% 9/15/11 (d)	1,125,000	1,134,177
Series 2004-B1 Class B1, 4.91% 11/15/11 (d)	1,180,000	1,185,534
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,439,755
Capital One Prime Auto Receivable Trust Series 2004-1
Class A3, 2.02% 11/15/07	6,423	6,387
Capital Trust Ltd. Series 2004-1:
Class A2, 4.94% 7/20/39 (a)(d)	265,000	264,972
Class B, 5.24% 7/20/39 (a)(d)	140,000	139,985
Class C, 5.59% 7/20/39 (a)(d)	180,000	179,980
Cayman ABSC NIMS Trust Series 2004 HE2 Class A1, 6.75%
4/25/34 (a)	80,034	79,834
CDC Mortgage Capital Trust:
Series 2002-HE3 Class M2, 5.8913% 3/25/33 (d)	423,228	426,264
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	4,054	4,055
Series 2003-HE3:
Class M1, 5.23% 11/25/33 (d)	104,999	106,172
Class M2, 6.28% 11/25/33 (d)	80,000	81,089
Series 2004-HE2 Class M2, 5.73% 7/26/34 (d)	175,000	176,433
CDC Mortgage Capital, Inc. NIMS Trust Series 2004-HE1N,
8.25% 6/25/34 (a)	170,538	170,538

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Cendant Timeshare Receivables Funding LLC
Series 2005 1A Class 2A2, 4.67% 5/20/17 (a)(d)	$ 1,097,278	$ 1,097,274
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.95% 3/16/09 (d)	200,000	200,578
Series 2003-6 Class C, 5.27% 2/15/11 (d)	2,210,000	2,240,875
Series 2004-1 Class B, 4.67% 5/15/09 (d)	295,000	294,987
Chase Issuance Trust Series 2004-C3 Class C3, 4.94%
6/15/12 (d)	1,645,000	1,652,810
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18%
11/20/12	925,823	916,268
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.95% 12/10/08 (d)	615,000	616,581
Series 2002-B1 Class B1, 4.8494% 6/25/09 (d)	655,000	656,700
Series 2002-C1 Class C1, 5.2806% 2/9/09 (d)	900,000	907,045
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	1,685,000	1,716,558
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.96% 5/25/33 (d)	37,045	37,122
Series 2003-BC1 Class M2, 6.53% 9/25/32 (d)	1,025,000	1,032,846
Series 2003-SD3 Class A1, 4.95% 12/25/32 (a)(d)	30,605	30,739
Series 2004-2 Class M1, 5.03% 5/25/34 (d)	375,000	375,846
Series 2004-3:
Class 3A4, 4.78% 8/25/34 (d)	4,599,487	4,602,773
Class M1, 5.03% 6/25/34 (d)	100,000	100,245
Series 2004-4 Class M2, 5.06% 6/25/34 (d)	315,000	315,610
Series 2005-1:
Class 1AV2, 4.73% 7/25/35 (d)	1,220,000	1,220,379
Class MV1, 4.93% 7/25/35 (d)	435,000	435,422
Class MV2, 4.97% 7/25/35 (d)	525,000	525,623
Series 2005-AB1 Class A2, 4.74% 8/25/35 (d)	2,480,000	2,481,372
Series 2005-IM1 Class A1, 4.66% 11/25/35 (d)	1,751,515	1,751,537
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.92% 4/25/34 (d)	89,397	89,706
Series 2004-FRE1:
Class A2, 4.88% 4/25/34 (d)	89,820	89,817
Class B1, 6.33% 4/25/34 (d)	605,000	604,977
Class M3, 5.18% 4/25/34 (d)	610,000	609,978
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.8% 5/16/11 (d)	550,000	552,664
Series 2005-1 Class B, 4.62% 9/16/10 (d)	1,580,000	1,578,595
Series 2005-3 Class B, 4.5594% 5/15/11 (d)	2,000,000	1,998,011
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.74% 5/28/35 (d)	497,228	496,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5: – continued
Class AB3, 4.889% 5/28/35 (d)	$ 299,501	$ 299,605
Class AB8, 4.8467% 5/28/35 (d)	293,296	293,433
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 5.21% 11/25/33 (d)	52,663	52,739
Series 2004-1 Class M2, 5.63% 1/25/35 (d)	300,000	301,648
Series 2004-3 Class M5, 5.98% 8/25/34 (d)	1,500,000	1,516,219
Series 2005-2 Class 2A1, 4.65% 12/25/35 (d)	2,010,391	2,010,454
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF2 Class A2A, 4.62% 3/25/35 (d)	477,893	477,970
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (d)	25,000	25,051
Class M4, 5.43% 3/25/34 (d)	25,000	25,220
First Investors Auto Owner Trust Series 2006-A Class A3,
4.93% 2/15/11 (a)	830,000	829,934
First USA Secured Note Trust Series 2001-3 Class C, 5.5331%
11/19/08 (a)(d)	785,000	785,736
Ford Credit Auto Owner Trust Series 2003-B Class B2, 4.9%
10/15/07 (d)	650,000	651,558
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 4.62% 5/15/10 (d)	1,375,000	1,374,937
Class B, 4.91% 5/15/10 (d)	380,000	380,315
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.03% 12/25/33 (d)	960,000	973,991
Series 2004-A Class M2, 5.68% 1/25/34 (d)	375,000	379,628
Series 2004-B Class M1, 5.11% 5/25/34 (d)	205,000	205,998
Series 2004-C:
Class 2A2, 5.08% 8/25/34 (d)	1,000,000	1,005,760
Class M1, 5.18% 8/25/34 (d)	540,000	545,008
Class M3, 5.68% 8/25/34 (d)	1,000,000	1,015,977
Series 2004-D Class 3A2, 4.81% 11/25/34 (d)	228,032	228,511
Series 2005-2 Class 2A1, 4.64% 6/25/35 (d)	1,415,649	1,415,532
Series 2005 A:
Class 2A2, 4.77% 2/25/35 (d)	1,496,458	1,497,541
Class M1, 4.96% 1/25/35 (d)	225,000	225,996
Class M2, 4.99% 1/25/35 (d)	325,000	325,828
Class M3, 5.02% 1/25/35 (d)	175,000	175,576
Class M4, 5.21% 1/25/35 (d)	125,000	125,915
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	401,307	401,307

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
GE Business Loan Trust Series 2003-1 Class A, 4.9%
4/15/31 (a)(d)	$ 244,845	$ 246,193
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.67% 6/15/11 (d)	925,000	924,957
Gracechurch Card Funding PLC:
Series 11 Class C, 4.75% 11/15/10 (d)	2,490,000	2,490,000
Series 5:
Class B, 4.7% 8/15/08 (d)	80,000	79,992
Class C, 5.4% 8/15/08 (d)	295,000	295,888
Series 6 Class B, 4.66% 2/17/09 (d)	75,000	75,058
Series 8 Class C, 4.8% 6/15/10 (d)	2,650,000	2,642,171
Series 9:
Class B, 4.62% 9/15/10 (d)	485,000	485,000
Class C, 4.78% 9/15/10 (d)	1,800,000	1,800,000
GSAMP Trust:
Series 2002-NC1 Class A2, 4.85% 7/25/32 (d)	2,606	2,629
Series 2003-FM1 Class M1, 5.31% 3/20/33 (d)	636,784	640,938
Series 2004-AHL Class A2D, 4.89% 8/25/34 (d)	1,472,741	1,478,097
Series 2004-FM1:
Class M1, 5.18% 11/25/33 (d)	195,000	194,993
Class M2, 5.93% 11/25/33 (d)	135,000	137,203
Series 2004-FM2 Class M1, 5.03% 1/25/34 (d)	250,000	249,991
Series 2004-HE1:
Class M1, 5.08% 5/25/34 (d)	320,000	319,988
Class M2, 5.68% 5/25/34 (d)	150,000	151,123
Series 2005-6:
Class A2, 4.74% 6/25/35 (d)	1,800,000	1,798,323
Class M3, 5.18% 6/25/35 (d)	1,555,000	1,552,141
Series 2005-9 Class 2A1, 4.65% 8/25/35 (d)	1,817,823	1,815,534
Series 2005-HE2 Class M, 4.96% 3/25/35 (d)	1,220,000	1,221,778
Series 2005-MTR1 Class A1, 4.67% 10/25/35 (d)	2,205,493	2,205,493
Series 2005-NC1:
Class A1, 4.65% 2/25/35 (d)	137,890	137,900
Class M1, 4.98% 2/25/35 (d)	1,205,000	1,207,575
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 5.61% 5/25/30 (a)(d)	2,100,000	2,093,763
Harwood Street Funding I LLC Series 2004-1A
Class CTFS, 6.49% 9/20/09 (a)(d)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.97% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 5.73% 5/25/33 (d)	165,729	166,710
Series 2003-1 Class M1, 5.53% 6/25/33 (d)	524,845	526,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Home Equity Asset Trust: – continued
Series 2003-2:
Class A2, 4.91% 8/25/33 (d)	$ 2,343	$ 2,349
Class M1, 5.41% 8/25/33 (d)	80,000	80,808
Series 2003-3:
Class A2, 4.89% 8/25/33 (d)	30,383	30,422
Class M1, 5.39% 8/25/33 (d)	330,000	331,765
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	170,000	170,813
Class M2, 6.43% 10/25/33 (d)	200,000	201,782
Series 2003-5:
Class A2, 4.88% 12/25/33 (d)	103,933	104,018
Class M1, 5.23% 12/25/33 (d)	160,000	160,738
Class M2, 6.26% 12/25/33 (d)	70,000	70,933
Series 2003-7:
Class A2, 4.91% 3/25/34 (d)	238,705	238,930
Class M1, 5.18% 3/25/34 (d)	795,000	797,245
Series 2003-8 Class M1, 5.25% 4/25/34 (d)	260,000	262,257
Series 2004-4 Class A2, 4.85% 10/25/34 (d)	483,854	484,849
Series 2004-6 Class A2, 4.88% 12/25/34 (d)	819,129	820,728
Series 2005-1:
Class M1, 4.96% 5/25/35 (d)	1,270,000	1,272,106
Class M2, 4.98% 5/25/35 (d)	1,410,000	1,411,732
Series 2005-2:
Class 2A2, 4.73% 7/25/35 (d)	1,830,000	1,830,577
Class M1, 4.98% 7/25/35 (d)	890,000	890,909
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.76% 8/15/08 (d)	500,000	500,166
Household Home Equity Loan Trust:
Series 2003-1 Class M, 5.12% 10/20/32 (d)	27,719	27,732
Series 2003-2:
Class A, 4.82% 9/20/33 (d)	134,166	134,338
Class M, 5.07% 9/20/33 (d)	63,632	63,737
Series 2004-1 Class M, 5.01% 9/20/33 (d)	176,330	176,783
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 5.14% 5/20/32 (d)	49,578	49,592
Series 2003-HC2 Class M, 5.09% 6/20/33 (d)	81,887	81,971
Series 2004-HC1:
Class A, 4.84% 2/20/34 (d)	307,331	307,775
Class M, 4.99% 2/20/34 (d)	186,391	186,548
Household Private Label Credit Card Master Note Trust I
Series 2002-2 Class A, 4.64% 1/18/11 (d)	1,000,000	1,000,948

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.95% 1/20/35 (d)	$ 336,460	$ 336,642
Class M2, 4.98% 1/20/35 (d)	250,476	250,760
Series 2005-3:
Class A1, 4.75% 1/20/35 (d)	748,935	749,046
Class M1, 4.91% 1/20/35 (d)	439,782	439,846
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.71% 12/17/07 (d)	32,666	32,667
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.78% 6/25/35 (d)	1,024,550	1,024,711
Class M1, 5% 6/25/35 (d)	550,000	550,571
Keycorp Student Loan Trust Series 1999-A Class A2, 4.8506%
12/27/09 (d)	258,071	258,881
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.35% 6/25/33 (d)	462,597	464,505
Series 2003-3 Class M1, 5.28% 7/25/33 (d)	340,000	341,603
MASTR Adjustable Rate Mortgages Trust Series 2004-11
Class 1A4, 5.02% 11/25/34 (d)	151,172	151,733
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.08% 7/25/34 (d)	485,000	487,490
Series 2004-HE1 Class M1, 5.18% 9/25/34 (d)	685,000	689,220
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.845% 10/15/08 (d)	1,250,000	1,250,572
Series 2001-B2 Class B2, 4.83% 1/15/09 (d)	1,000,000	1,000,707
Series 2002-B2 Class B2, 4.85% 10/15/09 (d)	1,034,000	1,037,345
Series 2002-B4 Class B4, 4.97% 3/15/10 (d)	630,000	633,937
Series 2003-B2 Class B2, 4.86% 10/15/10 (d)	125,000	125,817
Series 2003-B3 Class B3, 4.845% 1/18/11 (d)	1,550,000	1,557,992
Series 2003-B5 Class B5, 4.84% 2/15/11 (d)	2,000,000	2,012,893
Series 2005-C3 Class C, 4.6394% 3/15/11 (d)	2,830,000	2,835,681
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.93% 9/15/10 (d)	200,000	200,976
Series 1998-G Class B, 4.87% 2/17/09 (d)	500,000	500,319
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (d)	150,000	149,995
Class M2, 5.08% 7/25/34 (d)	25,000	24,999
Class M3, 5.48% 7/25/34 (d)	50,000	49,998
Class M4, 5.63% 7/25/34 (d)	50,000	50,101
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 5.68% 1/25/35 (d)	150,000	153,262
Series 2004-HE2:
Class A1B, 5% 8/25/35 (d)	478,620	479,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Merrill Lynch Mortgage Investors, Inc.: – continued
Series 2004-HE2:
Class A2B, 4.91% 8/25/35 (d)	$ 1,510,000	$ 1,515,989
Series 2005-NC1 Class A2A, 4.64% 10/25/35 (d)	5,644	5,645
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1,
4.75% 6/25/35 (a)	111,514	110,780
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (d)	125,000	126,692
Series 2003-NC10 Class M1, 5.21% 10/25/33 (d)	830,000	833,552
Series 2003-NC5 Class M2, 6.53% 4/25/33 (d)	200,000	201,355
Series 2003-NC6 Class M2, 6.48% 6/27/33 (d)	630,000	643,207
Series 2003-NC8 Class M1, 5.23% 9/25/33 (d)	120,000	121,971
Series 2004-HE6 Class A2, 4.87% 8/25/34 (d)	767,966	770,488
Series 2004-NC2 Class M1, 5.08% 12/25/33 (d)	375,000	377,042
Series 2004-NC6 Class A2, 4.87% 7/25/34 (d)	212,412	212,990
Series 2004-NC7 Class A3, 4.83% 7/25/34 (d)	1,324,621	1,325,349
Series 2005-1 Class M2, 5% 12/25/34 (d)	570,000	571,518
Series 2005-HE1:
Class A3B, 4.75% 12/25/34 (d)	444,781	445,208
Class M1, 4.98% 12/25/34 (d)	150,000	150,629
Class M2, 5% 12/25/34 (d)	385,000	386,168
Series 2005-HE2:
Class M1, 4.93% 1/25/35 (d)	370,000	371,591
Class M2, 4.97% 1/25/35 (d)	265,000	265,360
Series 2005-NC1:
Class M1, 4.97% 1/25/35 (d)	325,000	326,605
Class M2, 5% 1/25/35 (d)	325,000	325,876
Class M3, 5.04% 1/25/35 (d)	325,000	326,182
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 5.805% 2/25/32 (d)	558,339	558,811
Class M2, 6.63% 2/25/32 (d)	226,764	227,075
Series 2001-NC1 Class M2, 6.135% 10/25/31 (d)	13,885	13,899
Series 2001-NC4 Class M1, 5.53% 1/25/32 (d)	112,346	112,498
Series 2002-AM3 Class A3, 5.02% 2/25/33 (d)	14,114	14,159
Series 2002-HE1 Class M1, 5.13% 7/25/32 (d)	590,000	593,210
Series 2002-NC3 Class M1, 5.25% 8/25/32 (d)	100,000	100,320
Series 2002-OP1 Class M1, 5.28% 9/25/32 (d)	435,350	435,921
Series 2003-NC2 Class M2, 6.53% 2/25/33 (d)	165,000	166,367
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 4.98% 3/25/35 (d)	595,000	595,814
Class M2, 5.01% 3/25/35 (d)	595,000	596,163
Class M3, 5.05% 3/25/35 (d)	290,000	291,109

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.61% 6/15/09 (d)	$ 397,722	$ 397,918
Series 2004-A Class A4A, 4.54% 6/15/10 (d)	1,325,000	1,326,145
Series 2005-A Class A4, 4.4194% 8/15/11 (d)	2,210,000	2,210,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (d)	100,000	100,079
Class M4, 5.505% 6/25/34 (d)	170,000	170,783
NovaStar Mortgage Funding Trust Series 2003-3 Class A3,
4.98% 12/25/33 (d)	128,995	129,198
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4%
12/15/07	65,004	64,886
Option One Mortgage Loan Trust Series 2003-6 Class M1,
5.18% 11/25/33 (d)	1,025,000	1,031,647
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3
Class A2A, 4.65% 6/25/36 (d)	1,795,242	1,795,401
Park Place Securities NIM Trust Series 2004-WHQN2 Class A,
4% 2/25/35 (a)	197,755	195,777
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.63% 1/25/35 (d)	945,000	955,859
Series 2004-WCW1:
Class M1, 5.16% 9/25/34 (d)	385,000	388,756
Class M2, 5.21% 9/25/34 (d)	160,000	161,046
Class M3, 5.78% 9/25/34 (d)	310,000	313,217
Class M4, 5.98% 9/25/34 (d)	435,000	438,302
Series 2004-WCW2 Class A2, 4.91% 10/25/34 (d)	511,029	512,064
Series 2004-WWF1 Class A5, 5% 1/25/35 (d)	276,695	277,290
Series 2005-WCH1:
Class A3B, 4.75% 1/25/35 (d)	344,279	344,700
Class M2, 5.05% 1/25/35 (d)	1,130,000	1,132,777
Class M3, 5.09% 1/25/35 (d)	425,000	426,723
Class M5, 5.41% 1/25/35 (d)	400,000	402,338
People’s Choice Home Loan Securities Trust Series 2005-2
Class A1, 4.64% 9/25/24 (d)	317,503	317,521
Providian Master Note Trust Series 2005-2 Class C2, 4.8694%
11/15/12 (a)(d)	2,160,000	2,160,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.78% 10/25/34 (d)	1,300,000	1,319,336
Series 2004-RS6:
Class 2M2, 5.83% 6/25/34 (d)	250,000	249,991
Class 2M3, 5.98% 6/25/34 (d)	250,000	249,991
Series 2005-SP2 Class 1A1, 4.68% 5/25/44 (d)	1,291,302	1,291,371
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 4.85% 3/25/29 (d)	50,000	50,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Residential Asset Securities Corp.: – continued
Series 2005-KS7 Class A1, 4.63% 8/25/35 (d)	$ 1,120,794	$ 1,120,830
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HE1 Class A, 4.93% 4/25/33 (d)	16,840	16,919
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.06% 3/25/35 (d)	640,000	640,902
Series 2004-2 Class MV1, 5.11% 8/25/35 (d)	415,000	416,280
Securitized Asset Backed NIM Trust Series 2004-NC1, 5.75%
2/25/34 (a)	152,640	152,640
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.18% 8/25/34 (d)	1,000,000	1,003,576
Series 2003-BC4 Class M1, 5.13% 11/25/34 (d)	260,000	261,385
Structured Asset Investment Loan Trust:
Series 2004-8 Class M5, 5.68% 9/25/34 (d)	290,000	293,394
Series 2005-1 Class M4, 5.29% 2/25/35 (a)(d)	485,000	492,406
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.89% 2/25/34 (d)	52,474	52,473
Superior Wholesale Inventory Financing Trust VII
Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(d)	675,000	674,473
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 5.67% 6/15/10 (d)	980,000	981,758
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.96% 9/25/34 (d)	122,114	122,632
Series 2003-6HE Class A1, 5% 11/25/33 (d)	67,301	67,426
Series 2005-14HE Class AF1, 4.68% 8/25/36 (d)	970,401	970,285
Triad Automobile Receivable Owner Trust Series 2005-A
Class A3, 4.05% 3/12/10	1,800,000	1,776,258
Wells Fargo Home Equity Trust Series 2004-1N Class A, 5%
4/27/34 (a)	167,216	167,217
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	397,216	391,597
Series 2004-4 Class D, 3.58% 5/17/12	362,466	356,001
Series 2005-1 Class D, 4.09% 8/15/12	376,522	370,497
Whinstone Capital Management Ltd. Series 1A Class B3,
5.5229% 10/25/44 (a)(d)	2,180,000	2,179,782
TOTAL ASSET BACKED SECURITIES
(Cost $212,230,381)		212,459,886

Collateralized Mortgage Obligations 17.2%

Private Sponsor – 11.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.93% 2/25/35 (d)	945,146	947,331

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2004-4 Class 5A2, 4.93% 3/25/35 (d)	$ 293,932	$ 294,468
Series 2005-1 Class 5A2, 4.86% 5/25/35 (d)	560,559	559,166
Series 2005-10 Class 5A2, 4.85% 1/25/36 (d)	1,759,992	1,760,344
Series 2005-2:
Class 6A2, 4.81% 6/25/35 (d)	260,244	260,406
Class 6M2, 5.01% 6/25/35 (d)	1,375,000	1,375,602
Series 2005-3 Class 8A2, 4.77% 7/25/35 (d)	1,851,145	1,853,772
Series 2005-5 Class 6A2, 4.76% 9/25/35 (d)	1,337,475	1,340,329
Series 2005-8 Class 7A2, 4.81% 11/25/35 (d)	879,034	881,384
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-6 Class 1A1, 5.1353% 8/25/35 (d)	2,231,288	2,223,432
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.81% 1/25/35 (d)	2,045,953	2,048,511
Series 2005-2 Class 1A1, 4.78% 3/25/35 (d)	1,537,853	1,539,295
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.93% 3/25/34 (d)	212,573	212,526
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (d)	102,601	102,747
Series 2004-AR5 Class 11A2, 4.9% 6/25/34 (d)	174,250	173,922
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (d)	226,032	226,453
Series 2004-AR7 Class 6A2, 4.91% 8/25/34 (d)	365,624	366,249
Series 2004-AR8 Class 8A2, 4.91% 9/25/34 (d)	299,633	300,434
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.82%
11/25/35 (d)	1,015,639	1,018,570
Fieldstone Mortgage Investment Corp. floater
Series 2004-1 Class 2A, 4.82% 1/25/35 (d)	251,625	251,744
First Horizon Mortgage pass thru Trust floater
Series 2004-FL1 Class 2A1, 5.03% 12/25/34 (d)	308,689	308,688
Gracechurch Mortgage Funding PLC Series 1A:
Class A2B, 4.6045% 10/11/41 (a)(d)	1,235,000	1,234,642
Class CB, 4.8145% 10/11/41 (a)(d)	260,000	259,914
Class DB, 5.0045% 10/11/41 (a)(d)	1,060,000	1,059,650
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 4.58% 12/21/24 (d)	700,000	699,818
Class B1, 4.63% 12/20/54 (d)	950,000	949,668
Class M1, 4.73% 12/20/54 (d)	700,000	699,755
Series 2005-2 Class C1, 5.101% 12/20/54 (d)	1,200,000	1,200,000
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	925,000	924,711
Class M2, 4.305% 12/20/54 (d)	500,000	499,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.71% 3/20/44 (d)	$ 95,000	$ 95,000
Class 1C, 5.4% 3/20/44 (d)	280,000	280,525
Class 1M, 4.91% 3/20/44 (d)	565,000	565,265
Series 2004-2:
Class 1A2, 4.57% 6/20/28 (d)	231,252	231,252
Class 1B, 4.67% 6/20/44 (d)	46,214	46,219
Class 1C, 5.2% 6/20/44 (d)	168,789	169,052
Class 1M, 4.78% 6/20/44 (d)	1,011,212	1,011,233
Series 2004-3:
Class 1B, 4.66% 9/20/44 (d)	177,896	177,939
Class 1C, 5.09% 9/20/44 (d)	538,136	538,894
Class 1M, 4.77% 9/20/44 (d)	88,948	88,979
GSAMP Trust floater Series 2004-11 Class 2A1, 4.86%
12/20/34 (d)	1,327,252	1,328,749
Holmes Financing No. 7 PLC floater Series 2 Class M, 5.4%
7/15/40 (d)	195,000	195,271
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (d)	1,400,000	1,400,656
Class B, 4.77% 7/15/40 (d)	190,000	190,059
Class C, 5.32% 7/15/40 (d)	775,000	776,453
Homestar Mortgage Acceptance Corp. floater
Series 2004-5 Class A1, 4.98% 10/25/34 (d)	918,931	921,488
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.9% 3/25/35 (d)	741,181	741,671
Series 2004-6 Class 1A2, 4.92% 10/25/34 (d)	265,436	266,190
Series 2005-1:
Class M1, 4.99% 4/25/35 (d)	346,180	346,897
Class M2, 5.03% 4/25/35 (d)	612,192	613,260
Class M3, 5.06% 4/25/35 (d)	149,404	149,321
Class M4, 5.28% 4/25/35 (d)	91,100	91,059
Class M5, 5.3% 4/25/35 (d)	91,100	90,978
Class M6, 5.35% 4/25/35 (d)	142,116	141,825
Series 2005-2 Class 1A2, 4.84% 4/25/35 (d)	1,454,983	1,453,846
Series 2005-4 Class 1B1, 5.83% 5/25/35 (d)	622,867	621,018
Series 2005-7:
Class M1, 5.01% 11/25/35 (d)	231,405	232,019
Class M2, 5.05% 11/25/35 (d)	173,554	173,559
Class M3, 5.15% 11/25/35 (d)	867,768	867,793
Class M4, 5.19% 11/25/35 (d)	414,600	414,612

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9238% 9/26/45 (a)(d)	$ 1,805,205	$ 1,805,205
Master Seasoned Securitization Trust Series 2004-1 Class 1A1,
6.2399% 8/25/17 (d)	613,551	622,697
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 4.91% 11/25/34 (d)	562,623	564,991
Class 2A2, 4.97% 11/25/34 (d)	123,861	124,019
Series 2005-1 Class 1A1, 4.8% 3/25/35 (d)	865,273	867,269
Series 2004-6 Class 4A2, 4.1593% 7/25/34 (d)	1,522,083	1,516,140
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003 A:
Class 2A1, 4.92% 3/25/28 (d)	214,226	215,338
Class 2A2, 4.4631% 3/25/28 (d)	76,509	76,629
Series 2003-B Class A1, 4.87% 4/25/28 (d)	211,810	213,070
Series 2003-D Class A, 4.84% 8/25/28 (d)	988,130	989,784
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	377,093	377,495
Series 2003-F Class A2, 4.43% 10/25/28 (d)	431,555	431,419
Series 2004-A Class A2, 4.34% 4/25/29 (d)	551,544	550,834
Series 2004-B Class A2, 4.83% 6/25/29 (d)	527,704	526,613
Series 2004-C Class A2, 4.9838% 7/25/29 (d)	732,238	730,869
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	754,289	754,796
Series 2004-E Class A2D, 5.28% 11/25/29 (d)	811,355	813,175
Series 2004-G Class A2, 5.01% 11/25/29 (d)	327,375	327,543
Series 2005-A Class A2, 4.98% 2/25/30 (d)	1,086,250	1,085,970
Series 2005-B Class A2, 4.96% 7/25/30 (d)	1,168,327	1,167,209
Series 2003-G Class XA1, 1% 1/25/29 (f)	2,037,988	21,779
MortgageIT Trust floater Series 2004-2:
Class A1, 4.9% 12/25/34 (d)	497,208	497,935
Class A2, 4.98% 12/25/34 (d)	671,602	674,731
Opteum Mortgage Acceptance Corp.:
floater Series 2005-3 Class APT, 4.82% 7/25/35 (d)	2,359,212	2,359,489
Series 2005-5 Class 1A1B, 4.75% 11/25/35 (d)	920,000	919,972
Permanent Financing No. 1 PLC floater Series 1 Class 3C,
5.68% 6/10/42 (d)	1,700,000	1,702,412
Permanent Financing No. 3 PLC floater Series 2 Class C,
5.53% 6/10/42 (d)	1,205,000	1,217,050
Permanent Financing No. 4 PLC floater Series 2 Class C, 5.2%
6/10/42 (d)	1,145,000	1,150,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.13% 6/10/42 (d)	$ 390,000	$ 391,706
Series 3 Class C, 5.3% 6/10/42 (d)	825,000	832,734
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.93% 6/10/42 (d)	1,600,000	1,600,875
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 4.57% 6/10/42 (d)	2,000,000	1,999,531
Class 1C, 4.76% 6/10/42 (d)	545,000	544,894
Class 2C, 4.81% 6/10/42 (d)	1,140,000	1,136,883
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.81% 6/10/42 (d)	1,035,000	1,034,764
Class 2C, 4.88% 6/10/42 (d)	1,435,000	1,434,671
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	237,173	238,975
Series 2004-SL2 Class A1, 6.5% 10/25/16	98,890	100,222
Series 2005-AR5 Class 1A1, 4.8696% 9/19/35 (d)	644,420	640,565
Residential Finance LP/Residential Finance Development Corp.
floater Series 2003-A:
Class B4, 6.24% 3/10/35 (a)(d)	95,428	96,374
Class B5, 6.79% 3/10/35 (a)(d)	95,428	97,408
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.03% 11/25/34 (d)	61,617	61,932
Series 2003-RP2 Class A1, 4.98% 6/25/33 (a)(d)	153,061	153,635
Sequoia Mortgage Funding Trust Series 2003-A Class AX1,
0.8% 10/21/08 (a)(f)	6,619,382	39,463
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	389,323	389,165
Series 2003-7 Class A2, 4.925% 1/20/34 (d)	177,041	176,968
Series 2004-1 Class A, 5.02% 2/20/34 (d)	276,470	276,234
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	844,437	844,043
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (d)	1,406,384	1,407,897
Series 2004-4 Class A, 4.62% 5/20/34 (d)	1,002,050	1,000,815
Series 2004-5 Class A3, 4.86% 6/20/34 (d)	356,252	356,252
Series 2004-6:
Class A3A, 5.0175% 6/20/35 (d)	446,249	446,292
Class A3B, 5.1069% 7/20/34 (d)	892,498	892,559
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	499,572	499,870
Class A3B, 4.59% 7/20/34 (d)	970,043	972,880
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	1,422,359	1,422,516
Series 2005-1 Class A2, 4.97% 2/20/35 (d)	734,062	734,574

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Sequoia Mortgage Trust floater: – continued
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	$ 1,211,400	$ 1,211,400
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.93% 9/25/33 (a)(d)	160,291	160,375
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.9% 9/25/34 (d)	2,302,431	2,309,310
Series 2005-3 Class A4, 4.8% 10/25/35 (d)	2,261,409	2,261,409
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.73% 8/25/45 (d)	1,863,533	1,860,083
Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (d)	2,301,174	2,299,365
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	136,180	135,855
Series 2005-AR17 Class A1C1, 4.72% 12/25/45 (d)	1,255,061	1,254,093
Series 2005-AR19 Class A1C1, 4.72% 12/25/45 (d)	2,053,610	2,053,610
Washington Mutual Mortgage Securities Corp. sequential pay
Series 2003 MS9 Class 2A1, 7.5% 12/25/33	64,718	66,057
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.683% 8/25/34 (d)	2,129,715	2,115,676
Series 2005 AR10 Class 2A2, 4.1097% 6/25/35 (d)	4,842,407	4,751,958
Series 2005 AR12 Class 2A1, 4.3209% 7/25/35 (d)	3,633,044	3,576,783

TOTAL PRIVATE SPONSOR		105,980,177
U.S. Government Agency 5.4%
Fannie Mae:
floater Series 2002-89 Class F, 4.83% 1/25/33 (d)	120,958	121,115
planned amortization class Series 1993-207 Class G, 6.15%
4/25/23	545,298	548,048
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.51% 8/25/31 (d)	1,091,055	1,114,755
Series 2002-11 Class QF, 5.03% 3/25/32 (d)	161,776	163,262
Series 2002-36 Class FT, 5.03% 6/25/32 (d)	164,102	165,658
Series 2002-49 Class FB, 5.08% 11/18/31 (d)	1,552,316	1,574,015
Series 2002-60 Class FV, 5.53% 4/25/32 (d)	335,004	344,540
Series 2002-64 Class FE, 4.83% 10/18/32 (d)	82,286	82,701
Series 2002-68 Class FH, 4.98% 10/18/32 (d)	1,299,956	1,316,092
Series 2002-74 Class FV, 4.98% 11/25/32 (d)	106,261	107,136
Series 2002-75 Class FA, 5.53% 11/25/32 (d)	686,253	706,223
Series 2003-11:
Class DF, 4.98% 2/25/33 (d)	84,774	85,481
Class EF, 4.98% 2/25/33 (d)	47,467	47,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2003-122 Class FL, 4.88% 7/25/29 (d)	$ 576,584	$ 579,510
Series 2003-15 Class WF, 4.88% 8/25/17 (d)	674,733	677,576
Series 2004-31 Class F, 4.83% 6/25/30 (d)	1,002,264	1,003,178
Series 2004-33 Class FW, 4.93% 8/25/25 (d)	987,514	990,370
Series 2004-54 Class FE, 5.68% 2/25/33 (d)	508,219	513,868
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	18,375	18,328
Series 2002-11 Class QB, 5.5% 3/25/15	360,437	360,382
Series 2002-28 Class PJ, 6.5% 3/25/31	313,615	312,835
Series 2002-52 Class PA, 6% 4/25/31	14,992	14,976
Series 2002-8 Class PD, 6.5% 7/25/30	56,724	56,614
Series 2005-72 Class FG, 4.78% 5/25/35 (d)	6,835,990	6,800,139
Series 2002-50 Class LE, 7% 12/25/29	75,049	75,544
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	390,477	9,518
Freddie Mac planned amortization class Series 2162 Class PH,
6% 6/15/29	1,527,836	1,553,681
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (d)	1,318,552	1,345,606
Class PF, 5.45% 12/15/31 (d)	1,135,000	1,163,072
Series 2410 Class PF, 5.45% 2/15/32 (d)	2,600,000	2,661,744
Series 2526 Class FC, 4.87% 11/15/32 (d)	26,041	26,184
Series 2538 Class FB, 4.87% 12/15/32 (d)	188,601	189,346
Series 2551 Class FH, 4.92% 1/15/33 (d)	76,144	76,466
Series 2553 Class FB, 4.97% 3/15/29 (d)	2,820,000	2,835,241
Series 2577 Class FW, 4.97% 1/15/30 (d)	2,091,853	2,103,630
Series 2625 Class FJ, 4.77% 7/15/17 (d)	1,664,204	1,666,399
Series 2770 Class FP, 4.92% 12/15/25 (d)	270,716	270,735
Series 2861 Class JF, 4.77% 4/15/17 (d)	891,651	893,105
Series 2994 Class FB, 4.62% 6/15/20 (d)	807,996	805,935
Series 3066 Class HF, 0% 1/15/34 (d)	96,741	97,332
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	81,219	81,098
Series 2389 Class DA, 5.37% 11/15/30 (d)	2,542,107	2,559,887
Series 2395 Class PE, 6% 2/15/30	282,747	283,004
Series 2398 Class DK, 6.5% 1/15/31	17,600	17,565

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
planned amortization class:
Series 2443 Class TD, 6.5% 10/15/30	$ 24,774	$ 24,737
Series 2461 Class PG, 6.5% 1/15/31	53,994	54,087
Series 2496 Class OC, 5.5% 9/15/14	210,088	209,856
Series 2543 CLass PM, 5.5% 8/15/18	697,107	698,480
Series 2614 Class IC, 4.5% 12/15/10 (f)	1,456,002	36,247
Series 2640 Class GR, 3% 3/15/10	976,225	970,340
Series 2650 Class FV, 4.87% 12/15/32 (d)	1,823,988	1,829,428
Series 2676:
Class KN, 3% 12/15/13	1,496,375	1,472,127
Class QA, 3% 8/15/16	1,022,446	1,014,757
Series 2683 Class UH, 3% 3/15/19	2,450,293	2,421,485
Series 2748 Class IB, 4.5% 3/15/10 (f)	857,300	16,914
Series 2776 Class UJ, 4.5% 5/15/20 (f)	468,784	17,450
Series 2828 Class JA, 4.5% 1/15/10	1,221,177	1,215,781
Series 1803 Class A, 6% 12/15/08	253,438	255,426
Series 2907 Class HZ, 5% 12/15/34	326,859	326,270
Series 2949 Clas ZW, 5% 3/15/35	270,360	269,831
Series 3007 Class ZN, 4.5% 7/15/25	153,072	152,796
Series 3018 Class ZA, 5.5% 8/15/35	243,550	243,068
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 4.87% 1/16/27 (d)	119,705	120,472
planned amortization class Series 2002-5 Class PD, 6.5%
5/16/31	270,771	274,164

TOTAL U.S. GOVERNMENT AGENCY		48,043,287

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $154,315,276)		154,023,464

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 4.79% 11/15/15 (a)(d)	340,000	340,236
Class C, 4.94% 11/15/15 (a)(d)	70,000	70,168
Class D, 5.02% 11/15/15 (a)(d)	110,000	110,557
Class F, 5.37% 11/15/15 (a)(d)	80,000	80,325
Class H, 5.87% 11/15/15 (a)(d)	70,000	70,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Banc of America Large Loan, Inc.: – continued
floater:
Series 2003-BBA2:
Class J, 6.42% 11/15/15 (a)(d)	$ 70,000	$ 70,686
Class K, 6.9694% 11/15/15 (a)(d)	65,000	64,498
Series 2005-BBA6:
Class B, 4.68% 1/15/19 (a)(d)	390,000	389,982
Class C, 4.72% 1/15/19 (a)(d)	400,000	399,952
Class D, 4.77% 1/15/19 (a)(d)	390,000	389,982
Class E, 4.81% 1/15/19 (a)(d)	245,000	244,989
Class F, 4.86% 1/15/19 (a)(d)	165,000	164,992
Class G, 4.89% 1/15/19 (a)(d)	125,000	124,994
Series 2005-BOCA:
Class H, 5.42% 12/15/16 (a)(d)	290,000	289,937
Class J, 5.57% 12/15/16 (a)(d)	140,000	139,909
Class K, 5.82% 12/15/16 (a)(d)	250,000	250,203
Series 2005-BOCA Class X1, 1.0882%
12/15/16 (a)(d)(f)	109,061,667	517,160
Bank of America Large Loan, Inc.:
floater:
Series 2005 ESHA:
Class F, 5.22% 7/14/08 (a)(d)	860,000	859,961
Class G, 5.35% 7/14/08 (a)(d)	585,000	584,974
Class H, 5.57% 7/14/08 (a)(d)	720,000	719,967
Series 2005-MIB1:
Class B, 4.73% 3/15/22 (a)(d)	475,000	474,872
Class C, 4.78% 3/15/22 (a)(d)	200,000	199,876
Class D, 4.83% 3/15/22 (a)(d)	205,000	204,871
Class E, 4.87% 3/15/22 (a)(d)	390,000	389,753
Class F, 4.94% 3/15/22 (a)(d)	200,000	199,874
Class G, 5% 3/15/22 (a)(d)	130,000	129,918
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(d)(f)	44,830,000	559,909
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	291,865	295,333
Series 2003-2 Class A, 5.11% 12/25/33 (a)(d)	758,560	767,832
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(d)	443,625	443,834
Class B, 6.43% 4/25/34 (a)(d)	73,938	74,784
Series 2004-2:
Class A, 4.96% 8/25/34 (a)(d)	532,768	533,935
Class M1, 5.11% 8/25/34 (a)(d)	170,652	171,319
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(d)	754,975	755,798

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class A2, 4.95% 1/25/35 (a)(d)	$ 88,821	$ 88,848
Class M1, 5.03% 1/25/35 (a)(d)	133,231	133,411
Class M2, 5.53% 1/25/35 (a)(d)	88,821	89,349
Series 2005-2A:
Class M1, 4.96% 8/25/35 (a)(d)	180,147	180,147
Class M2, 5.01% 8/25/35 (a)(d)	301,868	301,868
Class M3, 5.03% 8/25/35 (a)(d)	165,541	165,541
Class M4, 5.14% 8/25/35 (a)(d)	150,934	150,934
Series 2005-3A:
Class A1, 4.85% 11/25/35 (a)(d)	826,394	826,394
Class M1, 4.97% 11/25/35 (a)(d)	118,056	118,056
Class M2, 5.02% 11/25/35 (a)(d)	162,327	162,327
Class M3, 5.04% 11/25/35 (a)(d)	147,570	147,570
Class M4, 5.13% 11/25/35 (a)(d)	182,003	182,003
Series 2005-4A:
Class A2, 4.92% 1/25/36 (a)(d)	1,095,386	1,095,372
Class B1, 5.93% 1/25/36 (a)(d)	99,581	99,617
Class M1, 4.98% 1/25/36 (a)(d)	398,322	398,328
Class M2, 5% 1/25/36 (a)(d)	99,581	99,583
Class M3, 5.03% 1/25/36 (a)(d)	199,161	199,168
Class M4, 5.14% 1/25/36 (a)(d)	99,581	99,589
Class M5, 5.18% 1/25/36 (a)(d)	99,581	99,590
Class M6, 5.23% 1/25/36 (a)(d)	99,581	99,592
Bear Stearns Commercial Mortgage Securities, Inc. floater
Series 2004-BBA3 Class E, 5.17% 6/15/17 (a)(d)	960,000	962,878
COMM floater Series 2002-FL7:
Class F, 5.77% 11/15/14 (a)(d)	1,000,000	1,003,730
Class H, 6.72% 11/15/14 (a)(d)	150,000	150,113
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 4.92% 7/15/16 (a)(d)	18,093	18,099
Class D, 5.02% 7/15/16 (a)(d)	39,539	39,542
Class E, 5.22% 7/15/16 (a)(d)	27,957	27,962
Class F, 5.27% 7/15/16 (a)(d)	29,623	29,639
Class H, 5.77% 7/15/16 (a)(d)	87,041	87,069
Class J, 5.92% 7/15/16 (a)(d)	32,745	32,755
Class K, 6.82% 7/15/16 (a)(d)	565,375	566,571
Series 2005-F10A:
Class B, 4.7% 4/15/17 (a)(d)	1,005,000	1,004,538
Class C, 4.74% 4/15/17 (a)(d)	425,000	424,607
Class D, 4.78% 4/15/17 (a)(d)	345,000	344,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Commercial Mortgage pass thru certificates floater: -
continued
Series 2005-F10A:
Class E, 4.84% 4/15/17 (a)(d)	$ 260,000	$ 259,874
Class F, 4.88% 4/15/17 (a)(d)	145,000	144,978
Class G, 5.02% 4/15/17 (a)(d)	145,000	145,043
Class H, 5.09% 4/15/17 (a)(d)	145,000	145,074
Class I, 5.32% 4/15/17 (a)(d)	50,000	49,964
Class MOA3, 4.77% 3/15/20 (a)(d)	650,000	649,971
Series 2005-FL11:
Class B, 4.72% 11/15/17 (a)(d)	374,967	374,920
Class C, 4.77% 11/15/17 (a)(d)	749,933	749,661
Class D, 4.81% 11/15/17 (a)(d)	129,988	130,024
Class E, 4.86% 11/15/17 (a)(d)	199,982	199,909
Class F, 4.92% 11/15/17 (a)(d)	179,984	179,976
Class G, 4.97% 11/15/17 (a)(d)	284,975	284,871
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 4.92% 5/15/14 (a)(d)	714,067	714,690
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(d)	175,000	174,999
Class B, 5.22% 12/15/21 (a)(d)	455,000	454,998
Series 2004-TF2A Class E, 4.89% 11/15/19 (a)(d)	640,000	640,691
Series 2004-TFL1:
Class A2, 4.66% 2/15/14 (a)(d)	90,412	90,408
Class E, 5.02% 2/15/14 (a)(d)	200,000	200,453
Class F, 5.07% 2/15/14 (a)(d)	175,000	175,446
Class G, 5.32% 2/15/14 (a)(d)	125,000	125,440
Class H, 5.57% 2/15/14 (a)(d)	100,000	100,176
Class J, 5.87% 2/15/14 (a)(d)	50,000	50,161
Series 2005-CN2A Class A1J, 4.8% 11/15/19 (a)(d)	2,165,000	2,165,650
Series 2005-TF2A Class F, 4.97% 11/15/19 (a)(d)	230,000	230,627
Series 2005-TF3A Class A2, 4.6494% 11/15/20 (a)(d)	2,775,000	2,774,989
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (a)(d)	800,000	800,040
Class E, 4.8% 2/15/20 (a)(d)	560,000	560,028
Class F, 4.85% 2/15/20 (a)(d)	250,000	250,013
Class G, 4.99% 2/15/20 (a)(d)	70,000	70,015
Class H, 5.22% 2/15/20 (a)(d)	100,000	100,006
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	600,000	603,436
Series 174:
Class C1, 7.52% 5/15/06 (a)	500,000	502,965
Class D1, 7.77% 5/15/06 (a)	900,000	904,250

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac Multi-class participation certificates guaranteed
floater Series 2448 Class FT, 5.47% 3/15/32 (d)	$ 1,617,842	$ 1,656,117
Greenwich Capital Commercial Funding Corp.
Series 2005-FL3A:
Class H AON:
5.3975% 10/5/20 (a)(d)	180,000	180,000
5.6475% 10/5/20 (a)(d)	220,000	220,000
Class M AON, 5.8975% 10/5/20 (a)(d)	215,000	215,000
Class N AON, 6.2475% 10/5/20 (a)(d)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 4.6% 11/6/19 (a)(d)	154,065	154,060
Lehman Brothers Floating Rate Commercial Mortgage Trust
floater Series 2003-LLFA:
Class A2, 4.86% 12/16/14 (a)(d)	1,085,000	1,085,086
Class C, 5.17% 12/16/14 (a)(d)	110,000	110,021
Class K1, 7.02% 12/16/14 (a)(d)	435,000	432,424
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X,
0.0034% 11/15/10 (a)(d)(f)	417,400,000	480,386
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.68% 8/15/19 (a)(d)	935,000	937,712
Class C, 4.71% 8/15/19 (a)(d)	75,000	75,101
Class D, 4.73% 8/15/19 (a)(d)	270,000	270,497
Class E, 4.75% 8/15/19 (a)(d)	245,000	245,453
Class F, 4.79% 8/15/19 (a)(d)	170,000	170,308
Class G, 4.84% 8/15/19 (a)(d)	120,000	120,292
Class H, 4.86% 8/15/19 (a)(d)	100,000	100,187
Class J, 4.93% 8/15/19 (a)(d)	75,000	75,151
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA Class C, 5.27% 2/15/13 (a)(d) .	448,911	447,941
Series 2000-NL1 Class E, 6.787% 10/15/30 (a)(d)	2,061	2,057
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.81% 5/15/09 (a)(d)	500,000	499,844
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A,
5.01% 3/24/18 (a)(d)	459,810	459,810
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (a)(d)	245,000	244,988
Class KHP2, 5.02% 1/15/18 (a)(d)	245,000	245,387
Class KHP3, 5.32% 1/15/18 (a)(d)	290,000	290,299
Class KHP4, 5.42% 1/15/18 (a)(d)	225,000	225,312
Class KHP5, 5.62% 1/15/18 (a)(d)	260,000	258,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2005-WL6A:
Class A2, 4.72% 10/15/17 (a)(d)	$ 990,000	$ 990,103
Class B, 4.77% 10/15/17 (a)(d)	200,000	200,021
Class D, 4.9% 10/15/17 (a)(d)	400,000	399,982
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $46,748,396)		46,861,652

Certificates of Deposit 2.7%

Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,989,193
Credit Industriel et Commercial yankee 4.535% 10/17/06	4,000,000	3,989,972
DEPFA BANK PLC yankee 4.265% 9/1/06	4,000,000	3,985,492
Deutsche Bank AG yankee 4.21% 8/24/06	4,000,000	3,985,671
HBOS Treasury Services PLC yankee 4.52% 10/18/06	4,000,000	3,989,574
Societe Generale euro 4.51% 10/16/06	4,000,000	3,989,380
TOTAL CERTIFICATES OF DEPOSIT
(Cost $24,000,000)		23,929,282

Fixed Income Funds 32.1%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $288,099,439)	2,897,815	288,216,720

Cash Equivalents 5.3%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $47,681,000)	$ 47,686,909	47,681,000

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $898,397,248)		897,936,378

NET OTHER ASSETS – (0.1)%		(925,947)
NET ASSETS 100%		$ 897,010,431

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount at	Appreciation/
		Value	(Depreciation)
Purchased

Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	March 2006	$114,600,750	$(336,739)
116 Eurodollar 90 Day Index Contracts	June 2006	114,571,750	(156,484)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,571,750	(200,564)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,581,900	(120,814)
61 Eurodollar 90 Day Index Contracts	March 2007	60,261,900	(35,319)

TOTAL EURODOLLAR CONTRACTS			(849,920)
Sold

Eurodollar Contracts
7 Eurodollar 90 Day Index Contracts	June 2007	6,915,738	8,035
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,927,925	6,251
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,939,813	4,643
5 Eurodollar 90 Day Index Contracts	March 2008	4,939,750	4,530
4 Eurodollar 90 Day Index Contracts	June 2008	3,951,600	4,459
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,963,513	3,376
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,475	1,667
1 Eurodollar 90 Day Index Contracts	March 2009	987,688	834

TOTAL EURODOLLAR CONTRACTS			(816,125)

			$(816,125)

Swap Agreements
		Notional	Value
		Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11 Class M9,
7.6913% 11/25/34	Dec. 2034	$275,000	$3,490
Receive from Citibank, upon default event of
DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	1,000,000	(9,070)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.39% and pay UBS upon default
event of Fremont Home Loan Trust, par
value of the notional amount of Fremont
Home Loan Trust Series 2004 1 Class M9,
7.73% 2/25/34	March 2034	$1,055,000	$0
Receive monthly notional amount multiplied
by 2.4% and pay Deutsche Bank upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004 A
Class B3, 7.2288% 1/25/34	Feb. 2034	1,055,000	(4,209)
Receive monthly notional amount multiplied
by 2.7% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	1,838
Receive quarterly notional amount multiplied
by .2% and pay Merrill Lynch, Inc. upon
default event of American Transmission
Co. LLC, par value of the notional amount
of American Transmission Co. LLC 7.125%
3/15/11	May 2007	1,315,000	0
Receive quarterly notional amount multiplied
by .28% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,000,000	1,160
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,390,000	1,154
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs, upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,015,000	670
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	5,060

See accompanying notes which are an integral part of the financial statements.

	35	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .75% and pay Lehman Brothers, Inc.
upon default event of AOL Time Warner,
Inc., par value of the notional amount of
AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	$2,000,000	$21,540
Receive quarterly notional amount multiplied
by .78% and pay Goldman Sachs upon
default event of TXU Energy, par value of
the notional amount of TXU Energy Co.
LLC 7% 3/15/13	Dec. 2008	1,750,000	17,675
Receive quarterly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc.
upon default event of New Century Home
Equity Loan Trust, par value of the notional
amount of New Century Home Equity
Loan Trust Series 2004 4 Class M9,
7.0788% 2/25/35	March 2035	610,000	4,256

TOTAL CREDIT DEFAULT SWAPS		16,150,000	43,564

Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 20 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	May 2006	4,900,000	2,320
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 30 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	April 2006	7,500,000	4,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	April 2006	$6,800,000	$2,927
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with with Lehman Brothers, Inc.	July 2006	4,900,000	2,754
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 10 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate In
dex adjusted by a modified duration
factor with Lehman Brothers, Inc.	March 2006	4,000,000	1,549
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1 month LIBOR with
Lehman Brothers, Inc.	May 2006	4,300,000	7,239

TOTAL TOTAL RETURN SWAPS		32,400,000	20,986

		$48,550,000	$64,550

See accompanying notes which are an integral part of the financial statements.

	37	Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $75,988,469 or
8.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements for
futures contracts. At the period end, the
value of securities pledged amounted to
$1,492,539.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited list of holdings for
each fixed income central fund, as of the
investing fund’s report date, is available
upon request or at fidelity.com and/or
advisor.fidelity.com, as applicable. The
reports are located just after the fund’s
financial statements and quarterly reports
but are not part of the financial
statements or quarterly reports. In
addition, the fixed income central fund’s
financial statements are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(f) Security represents right to receive
monthly interest payments on an under
lying pool of mortgages. Principal shown
is the par amount of the mortgage pool.

(g) Restricted securities Investment in secu
rities not registered under the Securities
Act of 1933 (excluding 144A issues). At
the end of the period, the value of
restricted securities (excluding 144A
issues) amounted to $2,198,271 or 0.2%
of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Aspetuck Trust
4.72% 10/16/06	12/14/05	$2,195,000

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Ultra Short Central Fund	$6,189,656

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value, beginning	Purchases	Sales	Value, end of	% ownership,
Fund	of period		Proceeds	period	end of period
Fidelity Ultra Short
Central Fund	$ 288,274,676	$ —	$ —	$ 288,216,720	4.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.0%
United Kingdom	7.1%
France	1.8%
Others (individually less than 1%) .	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $47,681,000)
See accompanying schedule:
Unaffiliated issuers (cost $610,297,809)	$609,719,658
Affiliated Central Funds (cost $288,099,439)	288,216,720
Total Investments (cost $898,397,248)		$897,936,378
Cash		60,856
Receivable for investments sold		28,690
Receivable for swap agreements		3,605
Receivable for fund shares sold		886,121
Interest receivable		3,368,584
Swap agreements, at value		64,550
Total assets		902,348,784

Liabilities
Payable for investments purchased on a delayed delivery
basis	$3,200,004
Payable for fund shares redeemed	1,481,689
Distributions payable	314,440
Accrued management fee	238,345
Distribution fees payable	759
Payable for daily variation on futures contracts	5,438
Other affiliated payables	95,585
Other payables and accrued expenses	2,093
Total liabilities		5,338,353

Net Assets		$897,010,431
Net Assets consist of:
Paid in capital		$899,079,205
Undistributed net investment income		93,585
Accumulated undistributed net realized gain (loss) on
investments		(949,937)
Net unrealized appreciation (depreciation) on
investments		(1,212,422)
Net Assets		$897,010,431

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($2,457,208 ÷ 245,201 shares)	$10.02

Maximum offering price per share (100/98.50 of $10.02)	$10.17
Class T:
Net Asset Value and redemption price per share
($2,431,330 ÷ 242,613 shares)	$10.02

Maximum offering price per share (100/98.50 of $10.02)	$10.17
Ultra Short Bond:
Net Asset Value, offering price and redemption price per
share ($891,179,629 ÷ 88,949,193 shares)	$10.02

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($942,264 ÷ 94,073 shares)	$10.02

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$12,762,499
Income from affiliated Central Funds		6,189,656
Total income		18,952,155

Expenses
Management fee	$1,425,598
Transfer agent fees	445,088
Distribution fees	5,372
Fund wide operations fee	120,359
Independent trustees’ compensation	1,919
Miscellaneous	792
Total expenses before reductions	1,999,128
Expense reductions	(2,871)	1,996,257

Net investment income		16,955,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,065
Futures contracts	(499,730)
Swap agreements	100,336
Total net realized gain (loss)		(381,329)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(440,646)
Futures contracts	(192,007)
Swap agreements	(3,035)
Total change in net unrealized appreciation
(depreciation)		(635,688)
Net gain (loss)		(1,017,017)
Net increase (decrease) in net assets resulting from
operations		$15,938,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$16,955,898	$18,477,979
Net realized gain (loss)	(381,329)	(526,929)
Change in net unrealized appreciation (depreciation) .	(635,688)	(889,284)
Net increase (decrease) in net assets resulting
from operations	15,938,881	17,061,766
Distributions to shareholders from net investment income .	(16,889,118)	(18,371,771)
Distributions to shareholders from net realized gain	—	(213,972)
Total distributions	(16,889,118)	(18,585,743)
Share transactions - net increase (decrease)	(15,806,689)	334,021,363
Redemption fees	13,594	34,215
Total increase (decrease) in net assets	(16,743,332)	332,531,601

Net Assets
Beginning of period	913,753,763	581,222,162
End of period (including undistributed net investment
income of $93,585 and undistributed net investment
income of $26,805, respectively)	$897,010,431	$913,753,763

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Class A

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeE	181	.223	.013
Net realized and unrealized gain (loss)	(.011)	(.026)	.011
Total from investment operations	170	.197	.024
Distributions from net investment income	(.180)	(.214)	(.014)
Distributions from net realized gain		(.003)	—
Total distributions	(.180)	(.217)	(.014)
Redemption fees added to paid in capitalE,I	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C,D	1.71%	1.98%	.24%
Ratios to Average Net AssetsF,H
Expenses before reductions	68%A	.78%	.85%A
Expenses net of fee waivers, if any	68%A	.70%	.70%A
Expenses net of all reductions	68%A	.70%	.70%A
Net investment income	3.57%A	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,457	$ 2,557	$ 316
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Class T

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeE	181	.222	.013
Net realized and unrealized gain (loss)	(.011)	(.025)	.010
Total from investment operations	170	.197	.023
Distributions from net investment income	(.180)	(.214)	(.013)
Distributions from net realized gain		(.003)	—
Total distributions	(.180)	(.217)	(.013)
Redemption fees added to paid in capitalE,I	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C,D	1.71%	1.98%	.23%
Ratios to Average Net AssetsF,H
Expenses before reductions	67%A	.77%	.86%A
Expenses net of fee waivers, if any	67%A	.70%	.70%A
Expenses net of all reductions	67%A	.70%	.70%A
Net investment income	3.58%A	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,431	$ 4,044	$ 356
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights Ultra Short Bond

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment incomeD	192.241		.122	.137
Net realized and unrealized gain
(loss)	(.010)	(.026)	.029	.052
Total from investment operations	182.215		.151	.189
Distributions from net investment
income	(.192)	(.232)	(.122)	(.173)
Distributions from net realized gain		(.003)	—	—
Total distributions	(.192)	(.235)	(.122)	(.173)
Redemption fees added to paid in
capitalD	—H	—H	.001	.004
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total ReturnB,C	1.82%	2.16%	1.52%	1.94%
Ratios to Average Net AssetsE,G
Expenses before reductions	45%A	.58%	.62%	.70%A
Expenses net of fee waivers, if any	45%A	.53%	.55%	.55%A
Expenses net of all reductions	45%A	.53%	.55%	.55%A
Net investment income	3.80%A	2.41%	1.21%	1.50%A
Supplemental Data
Net assets, end of period
(000 omitted)	$891,180	$906,644	$580,174	$225,203
Portfolio turnover rate	30%A	33%	53%	39%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period August 29, 2002 (commencement of sale of shares) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Financial Highlights Institutional Class

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeD	187	.240	.015
Net realized and unrealized gain (loss)	(.008)	(.026)	.010
Total from investment operations	179	.214	.025
Distributions from net investment income	(.189)	(.231)	(.015)
Distributions from net realized gain		(.003)	—
Total distributions	(.189)	(.234)	(.015)
Redemption fees added to paid in capitalD,H	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C	1.80%	2.15%	.25%
Ratios to Average Net AssetsE,G
Expenses before reductions	53%A	.58%	.67%A
Expenses net of fee waivers, if any	53%A	.55%	.55%A
Expenses net of all reductions	53%A	.55%	.55%A
Net investment income	3.72%A	2.38%	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 942	$ 509	$ 376
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra Short Bond Fund (the fund) is a non diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Ultra Short Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

48

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,128,198
Unrealized depreciation	(1,355,258)
Net unrealized appreciation (depreciation)	$(227,060)
Cost for federal income tax purposes	$898,163,438

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

50

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $132,263,516 and $100,346,925, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$2,300	$70
Class T	0%	.15%	3,072	1,572
			$5,372	$1,642

Sales Load. FDC receives a front end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$717
Class T	399
$1,116

Semiannual Report

52

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra Short Bond shares. FIIOC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Ultra Short Bond average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$2,844.18
Class T	3,522.17
Ultra Short Bond	438,489.10
Institutional Class	233.18
	$445,088

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in mortgage

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request. The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $1,168. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Ultra Short Bond	$1,703

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

54

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			January 31,	July 31,
			2006	2005
From net investment income
Class A			$54,768	$41,869
Class T			72,638	50,050
Ultra Short Bond			16,756,719	18,257,386
Institutional Class			4,993	22,466
Total			$16,889,118	$18,371,771
From net realized gain
Class A			$—	$407
Class T			—	503
Ultra Short Bond			—	212,634
Institutional Class			—	428
Total			$—	$213,972

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	237,523	314,954	$2,383,132	$3,163,548
Reinvestment of distributions .	4,043	3,804	40,529	38,189
Shares redeemed	(251,185)	(95,385)	(2,517,605)	(957,951)
Net increase (decrease)	(9,619)	223,373	$(93,944)	$2,243,786
Class T
Shares sold	78,241	597,602	$784,339	$6,002,298
Reinvestment of distributions .	6,639	4,137	66,551	41,523
Shares redeemed	(245,344)	(234,046)	(2,460,350)	(2,350,424)
Net increase (decrease)	(160,464)	367,693	$(1,609,460)	$3,693,397
Ultra Short Bond
Shares sold	17,763,990	63,063,839	$178,048,612	$633,315,534
Reinvestment of distributions .	1,509,253	1,643,763	15,127,266	16,499,718
Shares redeemed	(20,719,734)	(32,055,308)	(207,713,233)	(321,868,107)
Net increase (decrease)	(1,446,491)	32,652,294	$(14,537,355)	$327,947,145
Institutional Class
Shares sold	76,527	296,985	$766,798	$2,986,442
Reinvestment of distributions .	311	2,113	3,113	21,221
Shares redeemed	(33,481)	(285,834)	(335,841)	(2,870,628)
Net increase (decrease)	43,357	13,264	$434,070	$137,035

		55		Semiannual Report
Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

58

59 Semiannual Report

Semiannual Report

60

61 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

AUSB-USAN-0306 1.804590.101

Fidelity Advisor Ultra-Short Bond Fund - Institutional Class

Semiannual Report

January 31, 2006

Institutional Class is a class of

Fidelity® Ultra Short Bond Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	40	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	48	Notes to the financial statements.
Proxy Voting Results	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s website at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005
	August 1, 2005	January 31, 2006	to January 31, 2006
Class A
Actual	$1,000.00	$1,017.10	$3.46
HypotheticalA	$1,000.00	$1,021.78	$3.47
Class T
Actual	$1,000.00	$1,017.10	$3.41
HypotheticalA	$1,000.00	$1,021.83	$3.41
Ultra Short Bond
Actual	$1,000.00	$1,018.20	$2.29
HypotheticalA	$1,000.00	$1,022.94	$2.29
Institutional Class
Actual	$1,000.00	$1,018.00	$2.70
HypotheticalA	$1,000.00	$1,022.53	$2.70
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	68%
Class T	67%
Ultra Short Bond	45%
Institutional Class	53%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

Average Years to Maturity as of January 31, 2006
6 months ago
Years	1.7	1.6

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of January 31, 2006
6 months ago
Years	0.4	0.3

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above table is based on the combined investments of the fund and its pro rata share of the investment of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report 6

Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Nonconvertible Bonds 7.0%
	Principal	Value
	Amount	(Note 1)

CONSUMER DISCRETIONARY – 1.5%
Auto Components 0.4%
DaimlerChrysler NA Holding Corp.:
4.96% 9/10/07 (d)	$ 1,230,000	$ 1,233,446
5.1038% 5/24/06 (d)	800,000	800,826
Johnson Controls, Inc. 4.83% 1/17/08 (d)	1,515,000	1,516,321
		3,550,593
Media – 1.1%
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3%
10/15/06	900,000	912,344
Continental Cablevision, Inc. 8.3% 5/15/06	450,000	454,067
Cox Communications, Inc.:
(Reg. S) 5.0388% 12/14/07 (d)	1,530,000	1,541,342
7.75% 8/15/06	360,000	364,418
Cox Radio, Inc. 6.625% 2/15/06	2,000,000	2,000,896
Liberty Media Corp. 5.9913% 9/17/06 (d)	3,033,000	3,048,711
Univision Communications, Inc. 2.875% 10/15/06	1,210,000	1,191,717
		9,513,495

TOTAL CONSUMER DISCRETIONARY		13,064,088

ENERGY 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Enterprise Products Operating LP 4% 10/15/07	2,670,000	2,613,698
Valero Energy Corp. 7.375% 3/15/06	1,700,000	1,702,652
		4,316,350

FINANCIALS – 2.0%
Commercial Banks – 0.3%
Wells Fargo & Co. 4.52% 3/10/08 (d)	2,300,000	2,300,725
Consumer Finance – 0.3%
MBNA Europe Funding PLC 4.55% 9/7/07 (a)(d)	2,720,000	2,720,968
Diversified Financial Services – 0.2%
Aspetuck Trust 4.72% 10/16/06 (d)(g)	2,195,000	2,198,271
Insurance – 0.1%
Oil Insurance Ltd. 4.5938% 10/6/06 (a)(d)	830,000	829,290
Real Estate 0.4%
EOP Operating LP 8.375% 3/15/06	1,325,000	1,330,317
iStar Financial, Inc. 5.01% 3/16/09 (d)	2,505,000	2,506,015
		3,836,332

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – 0.7%
Countrywide Financial Corp. 4.72% 4/11/07 (d)	$ 1,575,000	$ 1,575,942
Countrywide Home Loans, Inc. 4.9% 6/2/06 (d)	500,000	500,625
Residential Capital Corp. 5.8956% 6/29/07 (d)	1,995,000	2,008,682
Washington Mutual Bank 4.49% 8/25/08 (d)	2,220,000	2,221,341
		6,306,590

TOTAL FINANCIALS		18,192,176

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.2%
Motorola, Inc. 4.608% 11/16/07	1,700,000	1,687,573

TELECOMMUNICATION SERVICES – 1.1%
Diversified Telecommunication Services – 0.9%
France Telecom SA 7.2% 3/1/06	440,000	440,785
GTE Corp. 6.36% 4/15/06	1,000,000	1,002,549
SBC Communications, Inc. 4.389% 6/5/06 (a)	2,265,000	2,260,289
Sprint Capital Corp. 4.78% 8/17/06	1,000,000	998,680
Telefonos de Mexico SA de CV 4.5% 11/19/08	1,605,000	1,569,095
TELUS Corp. yankee 7.5% 6/1/07	2,000,000	2,058,642
		8,330,040
Wireless Telecommunication Services – 0.2%
AT&T Wireless Services, Inc. 7.35% 3/1/06	900,000	901,798
Verizon Wireless Capital LLC 5.375% 12/15/06	700,000	701,989
		1,603,787

TOTAL TELECOMMUNICATION SERVICES		9,933,827

UTILITIES – 1.7%
Electric Utilities – 0.8%
Pepco Holdings, Inc. 5.5% 8/15/07	2,710,000	2,720,667
Progress Energy, Inc. 6.75% 3/1/06	4,105,000	4,111,002
		6,831,669
Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc. 6.35% 4/1/07	910,000	922,301
Multi-Utilities – 0.8%
Dominion Resources, Inc. 4.8194% 9/28/07 (d)	2,300,000	2,300,911
DTE Energy Co. 6.45% 6/1/06	1,965,000	1,973,656

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value
	Amount	(Note 1)

UTILITIES – continued
Multi-Utilities – continued
NiSource, Inc. 3.628% 11/1/06	$ 1,055,000	$ 1,044,409
Sempra Energy 4.75% 5/15/09	2,000,000	1,970,814
		7,289,790

TOTAL UTILITIES		15,043,760

TOTAL NONCONVERTIBLE BONDS
(Cost $62,412,021)		62,237,774

U.S. Government Agency Obligations 5.7%

Fannie Mae:
2.15% 4/13/06 (c)	9,700,000	9,651,752
3.25% 7/31/06	35,000,000	34,739,128
Freddie Mac 0% 9/29/06	7,300,000	7,073,700
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $51,686,220)		51,464,580

U.S. Government Agency Mortgage Securities 1.2%

Fannie Mae – 1.2%
4.297% 3/1/33 (d)	155,663	154,729
4.301% 10/1/34 (d)	68,250	68,333
4.324% 10/1/33 (d)	59,992	59,177
4.378% 6/1/33 (d)	73,415	72,873
4.561% 1/1/35 (d)	252,881	252,842
4.577% 9/1/34 (d)	507,766	503,679
4.605% 8/1/34 (d)	173,264	172,337
4.627% 1/1/33 (d)	88,835	88,866
4.629% 9/1/34 (d)	56,381	56,154
4.637% 10/1/35 (d)	92,394	91,469
4.653% 3/1/35 (d)	62,973	63,037
4.712% 10/1/32 (d)	37,442	37,527
4.728% 2/1/33 (d)	25,380	25,403
4.732% 10/1/32 (d)	34,531	34,597
4.815% 5/1/33 (d)	10,658	10,668
4.83% 1/1/35 (d)	15,019	15,027
4.835% 8/1/34 (d)	140,772	139,661
4.904% 12/1/32 (d)	12,552	12,562

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae continued
4.98% 11/1/32 (d)	$ 95,438	$96,532
5.031% 2/1/35 (d)	69,005	69,190
5.035% 11/1/34 (d)	28,624	28,614
5.046% 7/1/34 (d)	79,705	79,761
5.216% 8/1/33 (d)	188,372	187,445
5.333% 7/1/35 (d)	85,307	85,397
5.5% 11/1/16 to 2/1/19	4,428,153	4,457,913
6.5% 7/1/16 to 3/1/35	2,594,284	2,666,023
7% 8/1/17 to 5/1/32	1,354,253	1,401,315

TOTAL FANNIE MAE		10,931,131
Freddie Mac – 0.0%
4.782% 10/1/32 (d)	25,834	25,879
4.996% 3/1/33 (d)	65,161	64,736
5.651% 4/1/32 (d)	39,644	40,274

TOTAL FREDDIE MAC		130,889

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $11,224,515)		11,062,020

Asset Backed Securities 23.7%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 4.83% 7/25/34 (d)	542,659	543,877
Series 2004-3 Class 2A4, 4.88% 10/25/34 (d)	959,327	960,971
Series 2004-4 Class A2D, 4.88% 1/25/35 (d)	311,074	311,875
Series 2005-1 Class M1, 5% 4/25/35 (d)	1,545,000	1,548,190
ACE Securities Corp.:
Series 2002-HE2 Class M1, 5.38% 8/25/32 (d)	151,473	151,782
Series 2003-HE1:
Class A2, 4.94% 11/25/33 (d)	46,567	46,583
Class M1, 5.18% 11/25/33 (d)	120,000	120,343
Class M2, 6.23% 11/25/33 (d)	75,000	75,767
Series 2003-HS1:
Class M1, 5.28% 6/25/33 (d)	50,000	50,235
Class M2, 6.28% 6/25/33 (d)	50,000	50,710
Series 2003-NC1 Class M1, 5.31% 7/25/33 (d)	100,000	100,448
Series 2004-HE1:
Class M1, 5.03% 2/25/34 (d)	143,036	143,455
Class M2, 5.63% 2/25/34 (d)	175,000	176,138

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
ACE Securities Corp.: – continued
Series 2005-HE2:
Class M2, 4.98% 4/25/35 (d)	$ 250,000	$ 250,354
Class M3, 5.01% 4/25/35 (d)	145,000	145,358
Class M4, 5.17% 4/25/35 (d)	185,000	185,452
Series 2005-HE3:
Class A2A, 4.63% 5/25/35 (d)	698,665	698,754
Class A2B, 4.74% 5/25/35 (d)	630,000	630,109
Series 2005-SD1 Class A1, 4.93% 11/25/50 (d)	248,902	249,189
Aegis Asset Backed Securities Trust Series 2004-2N Class N1,
4.5% 4/25/34 (a)	66,494	66,366
Aesop Funding II LLC Series 2005-1A Class A2, 4.55%
4/20/09 (a)(d)	1,200,000	1,200,172
American Express Credit Account Master Trust:
Series 2004-1 Class B, 4.72% 9/15/11 (d)	410,000	411,469
Series 2004-5 Class B, 4.72% 4/16/12 (d)	2,150,000	2,149,393
Series 2004-C Class C, 4.97% 2/15/12 (a)(d)	878,822	880,534
Series 2005-1 Class A, 4.5% 10/15/12 (d)	2,185,000	2,189,749
Series 2005-6 Class C, 4.72% 3/15/11 (a)(d)	1,275,000	1,275,000
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 4.91% 11/6/09 (d)	466,935	467,978
Series 2003-BX Class A4B, 4.78% 1/6/10 (d)	117,478	117,735
Series 2003-CF Class A3, 2.75% 10/9/07	181,953	181,725
Series 2004-1 Class A3, 3.22% 7/6/08	313,523	312,016
Series 2005-1 Class C, 4.73% 7/6/10	2,500,000	2,471,485
Series 2005-BM ClassA3, 4.05% 2/6/10	1,280,000	1,261,502
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class M1, 5.53% 2/25/33 (d)	52,504	52,661
Series 2003-1 Class M1, 5.43% 2/25/33 (d)	474,619	477,273
Series 2003-11 Class M1, 5.22% 1/25/34 (d)	1,930,000	1,946,258
Series 2003-3 Class M1, 5.33% 3/25/33 (d)	75,000	75,327
Series 2003-AR1 Class M1, 5.68% 1/25/33 (d)	500,000	503,296
Series 2004-R11 Class M1, 5.19% 11/25/34 (d)	560,000	563,242
Series 2004-R2:
Class M1, 4.96% 4/25/34 (d)	85,000	84,997
Class M2, 5.01% 4/25/34 (d)	75,000	74,997
Series 2004-R9:
Class A3, 4.85% 10/25/34 (d)	439,759	439,928
Class M2, 5.18% 10/25/34 (d)	720,000	724,444
Class M4, 5.7% 10/25/34 (d)	925,000	937,710
Series 2005-R1:
Class M1, 4.98% 3/25/35 (d)	770,000	771,076
Class M2, 5.01% 3/25/35 (d)	260,000	260,341

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Ameriquest Mortgage Securities, Inc.: – continued
Series 2005-R2 Class M1, 4.98% 4/25/35 (d)	$ 1,700,000	$ 1,702,327
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 5.63% 1/25/32 (d)	46,434	46,606
Series 2002-BC6 Class M1, 5.28% 8/25/32 (d)	100,000	100,609
Series 2002-BC7 Class M1, 5.33% 10/25/32 (d)	450,000	451,266
ARG Funding Corp.:
Series 2005-1A Class A2, 4.59% 4/20/09 (a)(d)	1,500,000	1,498,125
Series 2005-2A Class A2, 4.6% 5/20/09 (a)(d)	800,000	801,737
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.33% 9/25/33 (d)	800,000	810,306
Series 2004-W5 Class M1, 5.13% 4/25/34 (d)	1,420,000	1,421,625
Series 2004-W7:
Class M1, 5.08% 5/25/34 (d)	305,000	307,159
Class M2, 5.13% 5/25/34 (d)	250,000	251,453
Arran Funding Ltd. Series 2005-A Class C, 4.6894%
12/15/10 (d)	3,235,000	3,235,000
Asset Backed Funding Certificates Series 2004-HE1 Class M2,
5.68% 1/25/34 (d)	230,000	233,471
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 5.37% 4/15/33 (d)	1,165,025	1,169,480
Series 2003-HE6 Class M1, 5.18% 11/25/33 (d)	215,000	216,752
Series 2003-HE7 Class A3, 4.83% 12/15/33 (d)	103,352	103,674
Series 2004-HE6 Class A2, 4.89% 6/25/34 (d)	1,226,901	1,229,219
Series 2005-HE1 Class M1, 5.03% 3/25/35 (d)	540,000	541,990
Series 2005-HE2:
Class M1, 4.98% 3/25/35 (d)	1,105,000	1,108,256
Class M2, 5.03% 3/25/35 (d)	275,000	276,057
Series 2005-HE3 Class A4, 4.73% 4/25/35 (d)	1,500,000	1,500,374
Bank One Issuance Trust:
Series 2002-B1 Class B1, 4.85% 12/15/09 (d)	465,000	466,468
Series 2002-C1 Class C1, 5.43% 12/15/09 (d)	675,000	680,647
Series 2003-C4 Class C4, 5.5% 2/15/11 (d)	2,010,000	2,045,486
Series 2004-C1 Class C1, 4.97% 11/15/11 (d)	25,000	25,175
Bayview Financial Acquisition Trust Series 2004-C Class A1,
4.98% 5/28/44 (d)	719,899	721,272
Bayview Financial Asset Trust Series 2003-F Class A, 5.06%
9/28/43 (d)	196,001	196,166
Bayview Financial Mortgage Loan Trust Series 2004-A Class A,
5.01% 2/28/44 (d)	340,247	341,150
Bayview Financial Securities Co. LLC Series 2006-A Class 2A1,
4.69% 11/1/45 (b)(d)	3,200,000	3,200,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.28% 9/25/34 (d)	$ 390,000	$ 393,482
Class M3, 5.58% 9/25/34 (d)	265,000	267,430
Class M4, 5.73% 9/25/34 (d)	225,000	228,113
Class M5, 5.93% 9/25/34 (d)	210,000	212,229
Series 2004-HE9 Class M2, 5.73% 11/25/34 (d)	490,000	496,654
Series 2005-HE2:
Class M1, 5.03% 2/25/35 (d)	905,000	906,904
Class M2, 5.28% 2/25/35 (d)	330,000	331,323
Bear Stearns Asset Backed Securities NIMS Trust Series
2004-HE5N Class A1, 5% 7/25/34 (a)	102,347	102,198
Capital Auto Receivables Asset Trust:
Series 2003-1 Class B, 4.94% 6/15/10 (a)(d)	88,087	88,259
Series 2005-1 Class B, 4.845% 6/15/10 (d)	850,000	854,341
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 4.75% 1/15/10 (d)	425,000	425,698
Series 2004-B Class A4, 4.58% 8/15/11 (d)	1,700,000	1,700,455
Capital One Master Trust:
Series 2001-1 Class B, 4.98% 12/15/10 (d)	500,000	503,025
Series 2001-8A Class B, 5.02% 8/17/09 (d)	405,000	406,036
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (d)	1,135,000	1,136,972
Series 2003-B6 Class B6, 5% 9/15/11 (d)	1,125,000	1,134,177
Series 2004-B1 Class B1, 4.91% 11/15/11 (d)	1,180,000	1,185,534
Series 2004-C1 Class C1, 3.4% 11/16/09	2,480,000	2,439,755
Capital One Prime Auto Receivable Trust Series 2004-1
Class A3, 2.02% 11/15/07	6,423	6,387
Capital Trust Ltd. Series 2004-1:
Class A2, 4.94% 7/20/39 (a)(d)	265,000	264,972
Class B, 5.24% 7/20/39 (a)(d)	140,000	139,985
Class C, 5.59% 7/20/39 (a)(d)	180,000	179,980
Cayman ABSC NIMS Trust Series 2004 HE2 Class A1, 6.75%
4/25/34 (a)	80,034	79,834
CDC Mortgage Capital Trust:
Series 2002-HE3 Class M2, 5.8913% 3/25/33 (d)	423,228	426,264
Series 2003-HE2 Class A, 3.9913% 10/25/33 (d)	4,054	4,055
Series 2003-HE3:
Class M1, 5.23% 11/25/33 (d)	104,999	106,172
Class M2, 6.28% 11/25/33 (d)	80,000	81,089
Series 2004-HE2 Class M2, 5.73% 7/26/34 (d)	175,000	176,433
CDC Mortgage Capital, Inc. NIMS Trust Series 2004-HE1N,
8.25% 6/25/34 (a)	170,538	170,538

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Cendant Timeshare Receivables Funding LLC
Series 2005 1A Class 2A2, 4.67% 5/20/17 (a)(d)	$ 1,097,278	$ 1,097,274
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 4.95% 3/16/09 (d)	200,000	200,578
Series 2003-6 Class C, 5.27% 2/15/11 (d)	2,210,000	2,240,875
Series 2004-1 Class B, 4.67% 5/15/09 (d)	295,000	294,987
Chase Issuance Trust Series 2004-C3 Class C3, 4.94%
6/15/12 (d)	1,645,000	1,652,810
CIT Equipment Collateral Trust Series 2005-VT1 Class C, 4.18%
11/20/12	925,823	916,268
Citibank Credit Card Issuance Trust:
Series 2001-B2 Class B2, 4.95% 12/10/08 (d)	615,000	616,581
Series 2002-B1 Class B1, 4.8494% 6/25/09 (d)	655,000	656,700
Series 2002-C1 Class C1, 5.2806% 2/9/09 (d)	900,000	907,045
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	1,685,000	1,716,558
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 4.96% 5/25/33 (d)	37,045	37,122
Series 2003-BC1 Class M2, 6.53% 9/25/32 (d)	1,025,000	1,032,846
Series 2003-SD3 Class A1, 4.95% 12/25/32 (a)(d)	30,605	30,739
Series 2004-2 Class M1, 5.03% 5/25/34 (d)	375,000	375,846
Series 2004-3:
Class 3A4, 4.78% 8/25/34 (d)	4,599,487	4,602,773
Class M1, 5.03% 6/25/34 (d)	100,000	100,245
Series 2004-4 Class M2, 5.06% 6/25/34 (d)	315,000	315,610
Series 2005-1:
Class 1AV2, 4.73% 7/25/35 (d)	1,220,000	1,220,379
Class MV1, 4.93% 7/25/35 (d)	435,000	435,422
Class MV2, 4.97% 7/25/35 (d)	525,000	525,623
Series 2005-AB1 Class A2, 4.74% 8/25/35 (d)	2,480,000	2,481,372
Series 2005-IM1 Class A1, 4.66% 11/25/35 (d)	1,751,515	1,751,537
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 4.92% 4/25/34 (d)	89,397	89,706
Series 2004-FRE1:
Class A2, 4.88% 4/25/34 (d)	89,820	89,817
Class B1, 6.33% 4/25/34 (d)	605,000	604,977
Class M3, 5.18% 4/25/34 (d)	610,000	609,978
Discover Card Master Trust I:
Series 2003-4 Class B1, 4.8% 5/16/11 (d)	550,000	552,664
Series 2005-1 Class B, 4.62% 9/16/10 (d)	1,580,000	1,578,595
Series 2005-3 Class B, 4.5594% 5/15/11 (d)	2,000,000	1,998,011
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.74% 5/28/35 (d)	497,228	496,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5: – continued
Class AB3, 4.889% 5/28/35 (d)	$ 299,501	$ 299,605
Class AB8, 4.8467% 5/28/35 (d)	293,296	293,433
Fieldstone Mortgage Investment Corp.:
Series 2003-1 Class M1, 5.21% 11/25/33 (d)	52,663	52,739
Series 2004-1 Class M2, 5.63% 1/25/35 (d)	300,000	301,648
Series 2004-3 Class M5, 5.98% 8/25/34 (d)	1,500,000	1,516,219
Series 2005-2 Class 2A1, 4.65% 12/25/35 (d)	2,010,391	2,010,454
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF2 Class A2A, 4.62% 3/25/35 (d)	477,893	477,970
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.08% 3/25/34 (d)	25,000	25,051
Class M4, 5.43% 3/25/34 (d)	25,000	25,220
First Investors Auto Owner Trust Series 2006-A Class A3,
4.93% 2/15/11 (a)	830,000	829,934
First USA Secured Note Trust Series 2001-3 Class C, 5.5331%
11/19/08 (a)(d)	785,000	785,736
Ford Credit Auto Owner Trust Series 2003-B Class B2, 4.9%
10/15/07 (d)	650,000	651,558
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 4.62% 5/15/10 (d)	1,375,000	1,374,937
Class B, 4.91% 5/15/10 (d)	380,000	380,315
Fremont Home Loan Trust:
Series 2003-B Class M6, 9.03% 12/25/33 (d)	960,000	973,991
Series 2004-A Class M2, 5.68% 1/25/34 (d)	375,000	379,628
Series 2004-B Class M1, 5.11% 5/25/34 (d)	205,000	205,998
Series 2004-C:
Class 2A2, 5.08% 8/25/34 (d)	1,000,000	1,005,760
Class M1, 5.18% 8/25/34 (d)	540,000	545,008
Class M3, 5.68% 8/25/34 (d)	1,000,000	1,015,977
Series 2004-D Class 3A2, 4.81% 11/25/34 (d)	228,032	228,511
Series 2005-2 Class 2A1, 4.64% 6/25/35 (d)	1,415,649	1,415,532
Series 2005 A:
Class 2A2, 4.77% 2/25/35 (d)	1,496,458	1,497,541
Class M1, 4.96% 1/25/35 (d)	225,000	225,996
Class M2, 4.99% 1/25/35 (d)	325,000	325,828
Class M3, 5.02% 1/25/35 (d)	175,000	175,576
Class M4, 5.21% 1/25/35 (d)	125,000	125,915
Fremont NIMS Trust Series 2004-C Class A, 5.25%
8/25/34 (a)	401,307	401,307

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
GE Business Loan Trust Series 2003-1 Class A, 4.9%
4/15/31 (a)(d)	$ 244,845	$ 246,193
GE Capital Credit Card Master Note Trust Series 2005-2
Class B, 4.67% 6/15/11 (d)	925,000	924,957
Gracechurch Card Funding PLC:
Series 11 Class C, 4.75% 11/15/10 (d)	2,490,000	2,490,000
Series 5:
Class B, 4.7% 8/15/08 (d)	80,000	79,992
Class C, 5.4% 8/15/08 (d)	295,000	295,888
Series 6 Class B, 4.66% 2/17/09 (d)	75,000	75,058
Series 8 Class C, 4.8% 6/15/10 (d)	2,650,000	2,642,171
Series 9:
Class B, 4.62% 9/15/10 (d)	485,000	485,000
Class C, 4.78% 9/15/10 (d)	1,800,000	1,800,000
GSAMP Trust:
Series 2002-NC1 Class A2, 4.85% 7/25/32 (d)	2,606	2,629
Series 2003-FM1 Class M1, 5.31% 3/20/33 (d)	636,784	640,938
Series 2004-AHL Class A2D, 4.89% 8/25/34 (d)	1,472,741	1,478,097
Series 2004-FM1:
Class M1, 5.18% 11/25/33 (d)	195,000	194,993
Class M2, 5.93% 11/25/33 (d)	135,000	137,203
Series 2004-FM2 Class M1, 5.03% 1/25/34 (d)	250,000	249,991
Series 2004-HE1:
Class M1, 5.08% 5/25/34 (d)	320,000	319,988
Class M2, 5.68% 5/25/34 (d)	150,000	151,123
Series 2005-6:
Class A2, 4.74% 6/25/35 (d)	1,800,000	1,798,323
Class M3, 5.18% 6/25/35 (d)	1,555,000	1,552,141
Series 2005-9 Class 2A1, 4.65% 8/25/35 (d)	1,817,823	1,815,534
Series 2005-HE2 Class M, 4.96% 3/25/35 (d)	1,220,000	1,221,778
Series 2005-MTR1 Class A1, 4.67% 10/25/35 (d)	2,205,493	2,205,493
Series 2005-NC1:
Class A1, 4.65% 2/25/35 (d)	137,890	137,900
Class M1, 4.98% 2/25/35 (d)	1,205,000	1,207,575
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 5.61% 5/25/30 (a)(d)	2,100,000	2,093,763
Harwood Street Funding I LLC Series 2004-1A
Class CTFS, 6.49% 9/20/09 (a)(d)	1,700,000	1,700,000
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.97% 2/25/33 (d)	14	14
Series 2002-5 Class M1, 5.73% 5/25/33 (d)	165,729	166,710
Series 2003-1 Class M1, 5.53% 6/25/33 (d)	524,845	526,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Home Equity Asset Trust: – continued
Series 2003-2:
Class A2, 4.91% 8/25/33 (d)	$ 2,343	$ 2,349
Class M1, 5.41% 8/25/33 (d)	80,000	80,808
Series 2003-3:
Class A2, 4.89% 8/25/33 (d)	30,383	30,422
Class M1, 5.39% 8/25/33 (d)	330,000	331,765
Series 2003-4:
Class M1, 4.4413% 10/25/33 (d)	170,000	170,813
Class M2, 6.43% 10/25/33 (d)	200,000	201,782
Series 2003-5:
Class A2, 4.88% 12/25/33 (d)	103,933	104,018
Class M1, 5.23% 12/25/33 (d)	160,000	160,738
Class M2, 6.26% 12/25/33 (d)	70,000	70,933
Series 2003-7:
Class A2, 4.91% 3/25/34 (d)	238,705	238,930
Class M1, 5.18% 3/25/34 (d)	795,000	797,245
Series 2003-8 Class M1, 5.25% 4/25/34 (d)	260,000	262,257
Series 2004-4 Class A2, 4.85% 10/25/34 (d)	483,854	484,849
Series 2004-6 Class A2, 4.88% 12/25/34 (d)	819,129	820,728
Series 2005-1:
Class M1, 4.96% 5/25/35 (d)	1,270,000	1,272,106
Class M2, 4.98% 5/25/35 (d)	1,410,000	1,411,732
Series 2005-2:
Class 2A2, 4.73% 7/25/35 (d)	1,830,000	1,830,577
Class M1, 4.98% 7/25/35 (d)	890,000	890,909
Household Affinity Credit Card Master Note Trust I
Series 2003-3 Class B, 4.76% 8/15/08 (d)	500,000	500,166
Household Home Equity Loan Trust:
Series 2003-1 Class M, 5.12% 10/20/32 (d)	27,719	27,732
Series 2003-2:
Class A, 4.82% 9/20/33 (d)	134,166	134,338
Class M, 5.07% 9/20/33 (d)	63,632	63,737
Series 2004-1 Class M, 5.01% 9/20/33 (d)	176,330	176,783
Household Mortgage Loan Trust:
Series 2002-HC1 Class M, 5.14% 5/20/32 (d)	49,578	49,592
Series 2003-HC2 Class M, 5.09% 6/20/33 (d)	81,887	81,971
Series 2004-HC1:
Class A, 4.84% 2/20/34 (d)	307,331	307,775
Class M, 4.99% 2/20/34 (d)	186,391	186,548
Household Private Label Credit Card Master Note Trust I
Series 2002-2 Class A, 4.64% 1/18/11 (d)	1,000,000	1,000,948

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 4.95% 1/20/35 (d)	$ 336,460	$ 336,642
Class M2, 4.98% 1/20/35 (d)	250,476	250,760
Series 2005-3:
Class A1, 4.75% 1/20/35 (d)	748,935	749,046
Class M1, 4.91% 1/20/35 (d)	439,782	439,846
Ikon Receivables Funding LLC Series 2003-1 Class A3A,
4.71% 12/17/07 (d)	32,666	32,667
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 4.78% 6/25/35 (d)	1,024,550	1,024,711
Class M1, 5% 6/25/35 (d)	550,000	550,571
Keycorp Student Loan Trust Series 1999-A Class A2, 4.8506%
12/27/09 (d)	258,071	258,881
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 5.35% 6/25/33 (d)	462,597	464,505
Series 2003-3 Class M1, 5.28% 7/25/33 (d)	340,000	341,603
MASTR Adjustable Rate Mortgages Trust Series 2004-11
Class 1A4, 5.02% 11/25/34 (d)	151,172	151,733
MASTR Asset Backed Securities Trust:
Series 2004-FRE1 Class M1, 5.08% 7/25/34 (d)	485,000	487,490
Series 2004-HE1 Class M1, 5.18% 9/25/34 (d)	685,000	689,220
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 4.845% 10/15/08 (d)	1,250,000	1,250,572
Series 2001-B2 Class B2, 4.83% 1/15/09 (d)	1,000,000	1,000,707
Series 2002-B2 Class B2, 4.85% 10/15/09 (d)	1,034,000	1,037,345
Series 2002-B4 Class B4, 4.97% 3/15/10 (d)	630,000	633,937
Series 2003-B2 Class B2, 4.86% 10/15/10 (d)	125,000	125,817
Series 2003-B3 Class B3, 4.845% 1/18/11 (d)	1,550,000	1,557,992
Series 2003-B5 Class B5, 4.84% 2/15/11 (d)	2,000,000	2,012,893
Series 2005-C3 Class C, 4.6394% 3/15/11 (d)	2,830,000	2,835,681
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 4.93% 9/15/10 (d)	200,000	200,976
Series 1998-G Class B, 4.87% 2/17/09 (d)	500,000	500,319
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.03% 7/25/34 (d)	150,000	149,995
Class M2, 5.08% 7/25/34 (d)	25,000	24,999
Class M3, 5.48% 7/25/34 (d)	50,000	49,998
Class M4, 5.63% 7/25/34 (d)	50,000	50,101
Merrill Lynch Mortgage Investors, Inc.:
Series 2004-FM1 Class M2, 5.68% 1/25/35 (d)	150,000	153,262
Series 2004-HE2:
Class A1B, 5% 8/25/35 (d)	478,620	479,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Merrill Lynch Mortgage Investors, Inc.: – continued
Series 2004-HE2:
Class A2B, 4.91% 8/25/35 (d)	$ 1,510,000	$ 1,515,989
Series 2005-NC1 Class A2A, 4.64% 10/25/35 (d)	5,644	5,645
Merrill Lynch Mortgage Ltd. Series 2004-OP1N Class N1,
4.75% 6/25/35 (a)	111,514	110,780
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (d)	125,000	126,692
Series 2003-NC10 Class M1, 5.21% 10/25/33 (d)	830,000	833,552
Series 2003-NC5 Class M2, 6.53% 4/25/33 (d)	200,000	201,355
Series 2003-NC6 Class M2, 6.48% 6/27/33 (d)	630,000	643,207
Series 2003-NC8 Class M1, 5.23% 9/25/33 (d)	120,000	121,971
Series 2004-HE6 Class A2, 4.87% 8/25/34 (d)	767,966	770,488
Series 2004-NC2 Class M1, 5.08% 12/25/33 (d)	375,000	377,042
Series 2004-NC6 Class A2, 4.87% 7/25/34 (d)	212,412	212,990
Series 2004-NC7 Class A3, 4.83% 7/25/34 (d)	1,324,621	1,325,349
Series 2005-1 Class M2, 5% 12/25/34 (d)	570,000	571,518
Series 2005-HE1:
Class A3B, 4.75% 12/25/34 (d)	444,781	445,208
Class M1, 4.98% 12/25/34 (d)	150,000	150,629
Class M2, 5% 12/25/34 (d)	385,000	386,168
Series 2005-HE2:
Class M1, 4.93% 1/25/35 (d)	370,000	371,591
Class M2, 4.97% 1/25/35 (d)	265,000	265,360
Series 2005-NC1:
Class M1, 4.97% 1/25/35 (d)	325,000	326,605
Class M2, 5% 1/25/35 (d)	325,000	325,876
Class M3, 5.04% 1/25/35 (d)	325,000	326,182
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 5.805% 2/25/32 (d)	558,339	558,811
Class M2, 6.63% 2/25/32 (d)	226,764	227,075
Series 2001-NC1 Class M2, 6.135% 10/25/31 (d)	13,885	13,899
Series 2001-NC4 Class M1, 5.53% 1/25/32 (d)	112,346	112,498
Series 2002-AM3 Class A3, 5.02% 2/25/33 (d)	14,114	14,159
Series 2002-HE1 Class M1, 5.13% 7/25/32 (d)	590,000	593,210
Series 2002-NC3 Class M1, 5.25% 8/25/32 (d)	100,000	100,320
Series 2002-OP1 Class M1, 5.28% 9/25/32 (d)	435,350	435,921
Series 2003-NC2 Class M2, 6.53% 2/25/33 (d)	165,000	166,367
New Century Home Equity Loan Trust Series 2005-1:
Class M1, 4.98% 3/25/35 (d)	595,000	595,814
Class M2, 5.01% 3/25/35 (d)	595,000	596,163
Class M3, 5.05% 3/25/35 (d)	290,000	291,109

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 4.61% 6/15/09 (d)	$ 397,722	$ 397,918
Series 2004-A Class A4A, 4.54% 6/15/10 (d)	1,325,000	1,326,145
Series 2005-A Class A4, 4.4194% 8/15/11 (d)	2,210,000	2,210,000
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.98% 6/25/34 (d)	100,000	100,079
Class M4, 5.505% 6/25/34 (d)	170,000	170,783
NovaStar Mortgage Funding Trust Series 2003-3 Class A3,
4.98% 12/25/33 (d)	128,995	129,198
Onyx Acceptance Owner Trust Series 2003-D Class A3, 2.4%
12/15/07	65,004	64,886
Option One Mortgage Loan Trust Series 2003-6 Class M1,
5.18% 11/25/33 (d)	1,025,000	1,031,647
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3
Class A2A, 4.65% 6/25/36 (d)	1,795,242	1,795,401
Park Place Securities NIM Trust Series 2004-WHQN2 Class A,
4% 2/25/35 (a)	197,755	195,777
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 5.63% 1/25/35 (d)	945,000	955,859
Series 2004-WCW1:
Class M1, 5.16% 9/25/34 (d)	385,000	388,756
Class M2, 5.21% 9/25/34 (d)	160,000	161,046
Class M3, 5.78% 9/25/34 (d)	310,000	313,217
Class M4, 5.98% 9/25/34 (d)	435,000	438,302
Series 2004-WCW2 Class A2, 4.91% 10/25/34 (d)	511,029	512,064
Series 2004-WWF1 Class A5, 5% 1/25/35 (d)	276,695	277,290
Series 2005-WCH1:
Class A3B, 4.75% 1/25/35 (d)	344,279	344,700
Class M2, 5.05% 1/25/35 (d)	1,130,000	1,132,777
Class M3, 5.09% 1/25/35 (d)	425,000	426,723
Class M5, 5.41% 1/25/35 (d)	400,000	402,338
People’s Choice Home Loan Securities Trust Series 2005-2
Class A1, 4.64% 9/25/24 (d)	317,503	317,521
Providian Master Note Trust Series 2005-2 Class C2, 4.8694%
11/15/12 (a)(d)	2,160,000	2,160,000
Residential Asset Mortgage Products, Inc.:
Series 2004-RS10 Class MII2, 5.78% 10/25/34 (d)	1,300,000	1,319,336
Series 2004-RS6:
Class 2M2, 5.83% 6/25/34 (d)	250,000	249,991
Class 2M3, 5.98% 6/25/34 (d)	250,000	249,991
Series 2005-SP2 Class 1A1, 4.68% 5/25/44 (d)	1,291,302	1,291,371
Residential Asset Securities Corp.:
Series 2004-KS10 Class AI2, 4.85% 3/25/29 (d)	50,000	50,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value
	Amount	(Note 1)
Residential Asset Securities Corp.: – continued
Series 2005-KS7 Class A1, 4.63% 8/25/35 (d)	$ 1,120,794	$ 1,120,830
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-HE1 Class A, 4.93% 4/25/33 (d)	16,840	16,919
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 5.06% 3/25/35 (d)	640,000	640,902
Series 2004-2 Class MV1, 5.11% 8/25/35 (d)	415,000	416,280
Securitized Asset Backed NIM Trust Series 2004-NC1, 5.75%
2/25/34 (a)	152,640	152,640
Specialty Underwriting & Residential Finance:
Series 2003-BC3 Class M1, 5.18% 8/25/34 (d)	1,000,000	1,003,576
Series 2003-BC4 Class M1, 5.13% 11/25/34 (d)	260,000	261,385
Structured Asset Investment Loan Trust:
Series 2004-8 Class M5, 5.68% 9/25/34 (d)	290,000	293,394
Series 2005-1 Class M4, 5.29% 2/25/35 (a)(d)	485,000	492,406
Structured Asset Securities Corp. Series 2004-GEL1 Class A,
4.89% 2/25/34 (d)	52,474	52,473
Superior Wholesale Inventory Financing Trust VII
Series 2003-A8 Class CTFS, 4.92% 3/15/11 (a)(d)	675,000	674,473
Superior Wholesale Inventory Financing Trust XII
Series 2005-A12 Class C, 5.67% 6/15/10 (d)	980,000	981,758
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 4.96% 9/25/34 (d)	122,114	122,632
Series 2003-6HE Class A1, 5% 11/25/33 (d)	67,301	67,426
Series 2005-14HE Class AF1, 4.68% 8/25/36 (d)	970,401	970,285
Triad Automobile Receivable Owner Trust Series 2005-A
Class A3, 4.05% 3/12/10	1,800,000	1,776,258
Wells Fargo Home Equity Trust Series 2004-1N Class A, 5%
4/27/34 (a)	167,216	167,217
WFS Financial Owner Trust:
Series 2004-3 Class D, 4.07% 2/17/12	397,216	391,597
Series 2004-4 Class D, 3.58% 5/17/12	362,466	356,001
Series 2005-1 Class D, 4.09% 8/15/12	376,522	370,497
Whinstone Capital Management Ltd. Series 1A Class B3,
5.5229% 10/25/44 (a)(d)	2,180,000	2,179,782
TOTAL ASSET BACKED SECURITIES
(Cost $212,230,381)		212,459,886

Collateralized Mortgage Obligations 17.2%

Private Sponsor – 11.8%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 4.93% 2/25/35 (d)	945,146	947,331

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Adjustable Rate Mortgage Trust floater: – continued
Series 2004-4 Class 5A2, 4.93% 3/25/35 (d)	$ 293,932	$ 294,468
Series 2005-1 Class 5A2, 4.86% 5/25/35 (d)	560,559	559,166
Series 2005-10 Class 5A2, 4.85% 1/25/36 (d)	1,759,992	1,760,344
Series 2005-2:
Class 6A2, 4.81% 6/25/35 (d)	260,244	260,406
Class 6M2, 5.01% 6/25/35 (d)	1,375,000	1,375,602
Series 2005-3 Class 8A2, 4.77% 7/25/35 (d)	1,851,145	1,853,772
Series 2005-5 Class 6A2, 4.76% 9/25/35 (d)	1,337,475	1,340,329
Series 2005-8 Class 7A2, 4.81% 11/25/35 (d)	879,034	881,384
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-6 Class 1A1, 5.1353% 8/25/35 (d)	2,231,288	2,223,432
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 4.81% 1/25/35 (d)	2,045,953	2,048,511
Series 2005-2 Class 1A1, 4.78% 3/25/35 (d)	1,537,853	1,539,295
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 4.93% 3/25/34 (d)	212,573	212,526
Series 2004-AR3 Class 6A2, 4.9% 4/25/34 (d)	102,601	102,747
Series 2004-AR5 Class 11A2, 4.9% 6/25/34 (d)	174,250	173,922
Series 2004-AR6 Class 9A2, 4.9% 10/25/34 (d)	226,032	226,453
Series 2004-AR7 Class 6A2, 4.91% 8/25/34 (d)	365,624	366,249
Series 2004-AR8 Class 8A2, 4.91% 9/25/34 (d)	299,633	300,434
CWALT, Inc. floater Series 2005-56 Class 3A1, 4.82%
11/25/35 (d)	1,015,639	1,018,570
Fieldstone Mortgage Investment Corp. floater
Series 2004-1 Class 2A, 4.82% 1/25/35 (d)	251,625	251,744
First Horizon Mortgage pass thru Trust floater
Series 2004-FL1 Class 2A1, 5.03% 12/25/34 (d)	308,689	308,688
Gracechurch Mortgage Funding PLC Series 1A:
Class A2B, 4.6045% 10/11/41 (a)(d)	1,235,000	1,234,642
Class CB, 4.8145% 10/11/41 (a)(d)	260,000	259,914
Class DB, 5.0045% 10/11/41 (a)(d)	1,060,000	1,059,650
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 4.58% 12/21/24 (d)	700,000	699,818
Class B1, 4.63% 12/20/54 (d)	950,000	949,668
Class M1, 4.73% 12/20/54 (d)	700,000	699,755
Series 2005-2 Class C1, 5.101% 12/20/54 (d)	1,200,000	1,200,000
Series 2005-4:
Class C1, 4.455% 12/20/54 (d)	925,000	924,711
Class M2, 4.305% 12/20/54 (d)	500,000	499,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 4.71% 3/20/44 (d)	$ 95,000	$ 95,000
Class 1C, 5.4% 3/20/44 (d)	280,000	280,525
Class 1M, 4.91% 3/20/44 (d)	565,000	565,265
Series 2004-2:
Class 1A2, 4.57% 6/20/28 (d)	231,252	231,252
Class 1B, 4.67% 6/20/44 (d)	46,214	46,219
Class 1C, 5.2% 6/20/44 (d)	168,789	169,052
Class 1M, 4.78% 6/20/44 (d)	1,011,212	1,011,233
Series 2004-3:
Class 1B, 4.66% 9/20/44 (d)	177,896	177,939
Class 1C, 5.09% 9/20/44 (d)	538,136	538,894
Class 1M, 4.77% 9/20/44 (d)	88,948	88,979
GSAMP Trust floater Series 2004-11 Class 2A1, 4.86%
12/20/34 (d)	1,327,252	1,328,749
Holmes Financing No. 7 PLC floater Series 2 Class M, 5.4%
7/15/40 (d)	195,000	195,271
Holmes Financing No. 8 PLC floater Series 2:
Class A, 4.68% 4/15/11 (d)	1,400,000	1,400,656
Class B, 4.77% 7/15/40 (d)	190,000	190,059
Class C, 5.32% 7/15/40 (d)	775,000	776,453
Homestar Mortgage Acceptance Corp. floater
Series 2004-5 Class A1, 4.98% 10/25/34 (d)	918,931	921,488
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 4.9% 3/25/35 (d)	741,181	741,671
Series 2004-6 Class 1A2, 4.92% 10/25/34 (d)	265,436	266,190
Series 2005-1:
Class M1, 4.99% 4/25/35 (d)	346,180	346,897
Class M2, 5.03% 4/25/35 (d)	612,192	613,260
Class M3, 5.06% 4/25/35 (d)	149,404	149,321
Class M4, 5.28% 4/25/35 (d)	91,100	91,059
Class M5, 5.3% 4/25/35 (d)	91,100	90,978
Class M6, 5.35% 4/25/35 (d)	142,116	141,825
Series 2005-2 Class 1A2, 4.84% 4/25/35 (d)	1,454,983	1,453,846
Series 2005-4 Class 1B1, 5.83% 5/25/35 (d)	622,867	621,018
Series 2005-7:
Class M1, 5.01% 11/25/35 (d)	231,405	232,019
Class M2, 5.05% 11/25/35 (d)	173,554	173,559
Class M3, 5.15% 11/25/35 (d)	867,768	867,793
Class M4, 5.19% 11/25/35 (d)	414,600	414,612

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 4.9238% 9/26/45 (a)(d)	$ 1,805,205	$ 1,805,205
Master Seasoned Securitization Trust Series 2004-1 Class 1A1,
6.2399% 8/25/17 (d)	613,551	622,697
MASTR Adjustable Rate Mortgages Trust:
floater:
Series 2004-11:
Class 2A1, 4.91% 11/25/34 (d)	562,623	564,991
Class 2A2, 4.97% 11/25/34 (d)	123,861	124,019
Series 2005-1 Class 1A1, 4.8% 3/25/35 (d)	865,273	867,269
Series 2004-6 Class 4A2, 4.1593% 7/25/34 (d)	1,522,083	1,516,140
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003 A:
Class 2A1, 4.92% 3/25/28 (d)	214,226	215,338
Class 2A2, 4.4631% 3/25/28 (d)	76,509	76,629
Series 2003-B Class A1, 4.87% 4/25/28 (d)	211,810	213,070
Series 2003-D Class A, 4.84% 8/25/28 (d)	988,130	989,784
Series 2003-E Class A2, 4.3831% 10/25/28 (d)	377,093	377,495
Series 2003-F Class A2, 4.43% 10/25/28 (d)	431,555	431,419
Series 2004-A Class A2, 4.34% 4/25/29 (d)	551,544	550,834
Series 2004-B Class A2, 4.83% 6/25/29 (d)	527,704	526,613
Series 2004-C Class A2, 4.9838% 7/25/29 (d)	732,238	730,869
Series 2004-D Class A2, 4.4131% 9/25/29 (d)	754,289	754,796
Series 2004-E Class A2D, 5.28% 11/25/29 (d)	811,355	813,175
Series 2004-G Class A2, 5.01% 11/25/29 (d)	327,375	327,543
Series 2005-A Class A2, 4.98% 2/25/30 (d)	1,086,250	1,085,970
Series 2005-B Class A2, 4.96% 7/25/30 (d)	1,168,327	1,167,209
Series 2003-G Class XA1, 1% 1/25/29 (f)	2,037,988	21,779
MortgageIT Trust floater Series 2004-2:
Class A1, 4.9% 12/25/34 (d)	497,208	497,935
Class A2, 4.98% 12/25/34 (d)	671,602	674,731
Opteum Mortgage Acceptance Corp.:
floater Series 2005-3 Class APT, 4.82% 7/25/35 (d)	2,359,212	2,359,489
Series 2005-5 Class 1A1B, 4.75% 11/25/35 (d)	920,000	919,972
Permanent Financing No. 1 PLC floater Series 1 Class 3C,
5.68% 6/10/42 (d)	1,700,000	1,702,412
Permanent Financing No. 3 PLC floater Series 2 Class C,
5.53% 6/10/42 (d)	1,205,000	1,217,050
Permanent Financing No. 4 PLC floater Series 2 Class C, 5.2%
6/10/42 (d)	1,145,000	1,150,616

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.13% 6/10/42 (d)	$ 390,000	$ 391,706
Series 3 Class C, 5.3% 6/10/42 (d)	825,000	832,734
Permanent Financing No. 6 PLC floater Series 6 Class 2C,
4.93% 6/10/42 (d)	1,600,000	1,600,875
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 4.57% 6/10/42 (d)	2,000,000	1,999,531
Class 1C, 4.76% 6/10/42 (d)	545,000	544,894
Class 2C, 4.81% 6/10/42 (d)	1,140,000	1,136,883
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 4.81% 6/10/42 (d)	1,035,000	1,034,764
Class 2C, 4.88% 6/10/42 (d)	1,435,000	1,434,671
Residential Asset Mortgage Products, Inc.:
sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	237,173	238,975
Series 2004-SL2 Class A1, 6.5% 10/25/16	98,890	100,222
Series 2005-AR5 Class 1A1, 4.8696% 9/19/35 (d)	644,420	640,565
Residential Finance LP/Residential Finance Development Corp.
floater Series 2003-A:
Class B4, 6.24% 3/10/35 (a)(d)	95,428	96,374
Class B5, 6.79% 3/10/35 (a)(d)	95,428	97,408
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 5.03% 11/25/34 (d)	61,617	61,932
Series 2003-RP2 Class A1, 4.98% 6/25/33 (a)(d)	153,061	153,635
Sequoia Mortgage Funding Trust Series 2003-A Class AX1,
0.8% 10/21/08 (a)(f)	6,619,382	39,463
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.37% 9/20/33 (d)	389,323	389,165
Series 2003-7 Class A2, 4.925% 1/20/34 (d)	177,041	176,968
Series 2004-1 Class A, 5.02% 2/20/34 (d)	276,470	276,234
Series 2004-10 Class A4, 4.7% 11/20/34 (d)	844,437	844,043
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (d)	1,406,384	1,407,897
Series 2004-4 Class A, 4.62% 5/20/34 (d)	1,002,050	1,000,815
Series 2004-5 Class A3, 4.86% 6/20/34 (d)	356,252	356,252
Series 2004-6:
Class A3A, 5.0175% 6/20/35 (d)	446,249	446,292
Class A3B, 5.1069% 7/20/34 (d)	892,498	892,559
Series 2004-7:
Class A3A, 4.365% 8/20/34 (d)	499,572	499,870
Class A3B, 4.59% 7/20/34 (d)	970,043	972,880
Series 2004-8 Class A2, 4.41% 9/20/34 (d)	1,422,359	1,422,516
Series 2005-1 Class A2, 4.97% 2/20/35 (d)	734,062	734,574

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
Private Sponsor continued
Sequoia Mortgage Trust floater: – continued
Series 2005-2 Class A2, 4.29% 3/20/35 (d)	$ 1,211,400	$ 1,211,400
Structured Asset Securities Corp. floater Series 2004-NP1
Class A, 4.93% 9/25/33 (a)(d)	160,291	160,375
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 4.9% 9/25/34 (d)	2,302,431	2,309,310
Series 2005-3 Class A4, 4.8% 10/25/35 (d)	2,261,409	2,261,409
WAMU Mortgage pass thru certificates:
floater:
Series 2005-AR11 Class A1C1, 4.73% 8/25/45 (d)	1,863,533	1,860,083
Series 2005-AR13 Class A1C1, 4.72% 10/25/45 (d)	2,301,174	2,299,365
sequential pay Series 2002-S6 Class A25, 6% 10/25/32	136,180	135,855
Series 2005-AR17 Class A1C1, 4.72% 12/25/45 (d)	1,255,061	1,254,093
Series 2005-AR19 Class A1C1, 4.72% 12/25/45 (d)	2,053,610	2,053,610
Washington Mutual Mortgage Securities Corp. sequential pay
Series 2003 MS9 Class 2A1, 7.5% 12/25/33	64,718	66,057
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.683% 8/25/34 (d)	2,129,715	2,115,676
Series 2005 AR10 Class 2A2, 4.1097% 6/25/35 (d)	4,842,407	4,751,958
Series 2005 AR12 Class 2A1, 4.3209% 7/25/35 (d)	3,633,044	3,576,783

TOTAL PRIVATE SPONSOR		105,980,177
U.S. Government Agency 5.4%
Fannie Mae:
floater Series 2002-89 Class F, 4.83% 1/25/33 (d)	120,958	121,115
planned amortization class Series 1993-207 Class G, 6.15%
4/25/23	545,298	548,048
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-38 Class QF, 5.51% 8/25/31 (d)	1,091,055	1,114,755
Series 2002-11 Class QF, 5.03% 3/25/32 (d)	161,776	163,262
Series 2002-36 Class FT, 5.03% 6/25/32 (d)	164,102	165,658
Series 2002-49 Class FB, 5.08% 11/18/31 (d)	1,552,316	1,574,015
Series 2002-60 Class FV, 5.53% 4/25/32 (d)	335,004	344,540
Series 2002-64 Class FE, 4.83% 10/18/32 (d)	82,286	82,701
Series 2002-68 Class FH, 4.98% 10/18/32 (d)	1,299,956	1,316,092
Series 2002-74 Class FV, 4.98% 11/25/32 (d)	106,261	107,136
Series 2002-75 Class FA, 5.53% 11/25/32 (d)	686,253	706,223
Series 2003-11:
Class DF, 4.98% 2/25/33 (d)	84,774	85,481
Class EF, 4.98% 2/25/33 (d)	47,467	47,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Fannie Mae guaranteed REMIC pass thru certificates: -
continued
floater:
Series 2003-122 Class FL, 4.88% 7/25/29 (d)	$ 576,584	$ 579,510
Series 2003-15 Class WF, 4.88% 8/25/17 (d)	674,733	677,576
Series 2004-31 Class F, 4.83% 6/25/30 (d)	1,002,264	1,003,178
Series 2004-33 Class FW, 4.93% 8/25/25 (d)	987,514	990,370
Series 2004-54 Class FE, 5.68% 2/25/33 (d)	508,219	513,868
planned amortization class:
Series 2001-62 Class PG, 6.5% 10/25/30	18,375	18,328
Series 2002-11 Class QB, 5.5% 3/25/15	360,437	360,382
Series 2002-28 Class PJ, 6.5% 3/25/31	313,615	312,835
Series 2002-52 Class PA, 6% 4/25/31	14,992	14,976
Series 2002-8 Class PD, 6.5% 7/25/30	56,724	56,614
Series 2005-72 Class FG, 4.78% 5/25/35 (d)	6,835,990	6,800,139
Series 2002-50 Class LE, 7% 12/25/29	75,049	75,544
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	390,477	9,518
Freddie Mac planned amortization class Series 2162 Class PH,
6% 6/15/29	1,527,836	1,553,681
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2406:
Class FP, 5.45% 1/15/32 (d)	1,318,552	1,345,606
Class PF, 5.45% 12/15/31 (d)	1,135,000	1,163,072
Series 2410 Class PF, 5.45% 2/15/32 (d)	2,600,000	2,661,744
Series 2526 Class FC, 4.87% 11/15/32 (d)	26,041	26,184
Series 2538 Class FB, 4.87% 12/15/32 (d)	188,601	189,346
Series 2551 Class FH, 4.92% 1/15/33 (d)	76,144	76,466
Series 2553 Class FB, 4.97% 3/15/29 (d)	2,820,000	2,835,241
Series 2577 Class FW, 4.97% 1/15/30 (d)	2,091,853	2,103,630
Series 2625 Class FJ, 4.77% 7/15/17 (d)	1,664,204	1,666,399
Series 2770 Class FP, 4.92% 12/15/25 (d)	270,716	270,735
Series 2861 Class JF, 4.77% 4/15/17 (d)	891,651	893,105
Series 2994 Class FB, 4.62% 6/15/20 (d)	807,996	805,935
Series 3066 Class HF, 0% 1/15/34 (d)	96,741	97,332
planned amortization class:
Series 2316 Class PB, 6.5% 9/15/30	81,219	81,098
Series 2389 Class DA, 5.37% 11/15/30 (d)	2,542,107	2,559,887
Series 2395 Class PE, 6% 2/15/30	282,747	283,004
Series 2398 Class DK, 6.5% 1/15/31	17,600	17,565

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value
	Amount	(Note 1)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates guaranteed: –
continued
planned amortization class:
Series 2443 Class TD, 6.5% 10/15/30	$ 24,774	$ 24,737
Series 2461 Class PG, 6.5% 1/15/31	53,994	54,087
Series 2496 Class OC, 5.5% 9/15/14	210,088	209,856
Series 2543 CLass PM, 5.5% 8/15/18	697,107	698,480
Series 2614 Class IC, 4.5% 12/15/10 (f)	1,456,002	36,247
Series 2640 Class GR, 3% 3/15/10	976,225	970,340
Series 2650 Class FV, 4.87% 12/15/32 (d)	1,823,988	1,829,428
Series 2676:
Class KN, 3% 12/15/13	1,496,375	1,472,127
Class QA, 3% 8/15/16	1,022,446	1,014,757
Series 2683 Class UH, 3% 3/15/19	2,450,293	2,421,485
Series 2748 Class IB, 4.5% 3/15/10 (f)	857,300	16,914
Series 2776 Class UJ, 4.5% 5/15/20 (f)	468,784	17,450
Series 2828 Class JA, 4.5% 1/15/10	1,221,177	1,215,781
Series 1803 Class A, 6% 12/15/08	253,438	255,426
Series 2907 Class HZ, 5% 12/15/34	326,859	326,270
Series 2949 Clas ZW, 5% 3/15/35	270,360	269,831
Series 3007 Class ZN, 4.5% 7/15/25	153,072	152,796
Series 3018 Class ZA, 5.5% 8/15/35	243,550	243,068
Ginnie Mae guaranteed REMIC pass thru securities:
floater Series 2001-21 Class FB, 4.87% 1/16/27 (d)	119,705	120,472
planned amortization class Series 2002-5 Class PD, 6.5%
5/16/31	270,771	274,164

TOTAL U.S. GOVERNMENT AGENCY		48,043,287

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $154,315,276)		154,023,464

Commercial Mortgage Securities 5.2%

Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 4.79% 11/15/15 (a)(d)	340,000	340,236
Class C, 4.94% 11/15/15 (a)(d)	70,000	70,168
Class D, 5.02% 11/15/15 (a)(d)	110,000	110,557
Class F, 5.37% 11/15/15 (a)(d)	80,000	80,325
Class H, 5.87% 11/15/15 (a)(d)	70,000	70,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Banc of America Large Loan, Inc.: – continued
floater:
Series 2003-BBA2:
Class J, 6.42% 11/15/15 (a)(d)	$ 70,000	$ 70,686
Class K, 6.9694% 11/15/15 (a)(d)	65,000	64,498
Series 2005-BBA6:
Class B, 4.68% 1/15/19 (a)(d)	390,000	389,982
Class C, 4.72% 1/15/19 (a)(d)	400,000	399,952
Class D, 4.77% 1/15/19 (a)(d)	390,000	389,982
Class E, 4.81% 1/15/19 (a)(d)	245,000	244,989
Class F, 4.86% 1/15/19 (a)(d)	165,000	164,992
Class G, 4.89% 1/15/19 (a)(d)	125,000	124,994
Series 2005-BOCA:
Class H, 5.42% 12/15/16 (a)(d)	290,000	289,937
Class J, 5.57% 12/15/16 (a)(d)	140,000	139,909
Class K, 5.82% 12/15/16 (a)(d)	250,000	250,203
Series 2005-BOCA Class X1, 1.0882%
12/15/16 (a)(d)(f)	109,061,667	517,160
Bank of America Large Loan, Inc.:
floater:
Series 2005 ESHA:
Class F, 5.22% 7/14/08 (a)(d)	860,000	859,961
Class G, 5.35% 7/14/08 (a)(d)	585,000	584,974
Class H, 5.57% 7/14/08 (a)(d)	720,000	719,967
Series 2005-MIB1:
Class B, 4.73% 3/15/22 (a)(d)	475,000	474,872
Class C, 4.78% 3/15/22 (a)(d)	200,000	199,876
Class D, 4.83% 3/15/22 (a)(d)	205,000	204,871
Class E, 4.87% 3/15/22 (a)(d)	390,000	389,753
Class F, 4.94% 3/15/22 (a)(d)	200,000	199,874
Class G, 5% 3/15/22 (a)(d)	130,000	129,918
Series 2005-ESHA Class X1, 0.8865% 7/14/20 (a)(d)(f)	44,830,000	559,909
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 4.2213% 8/25/33 (a)(d)	291,865	295,333
Series 2003-2 Class A, 5.11% 12/25/33 (a)(d)	758,560	767,832
Series 2004-1:
Class A, 4.89% 4/25/34 (a)(d)	443,625	443,834
Class B, 6.43% 4/25/34 (a)(d)	73,938	74,784
Series 2004-2:
Class A, 4.96% 8/25/34 (a)(d)	532,768	533,935
Class M1, 5.11% 8/25/34 (a)(d)	170,652	171,319
Series 2004-3:
Class A1, 4.9% 1/25/35 (a)(d)	754,975	755,798

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Bayview Commercial Asset Trust floater: – continued
Series 2004-3:
Class A2, 4.95% 1/25/35 (a)(d)	$ 88,821	$ 88,848
Class M1, 5.03% 1/25/35 (a)(d)	133,231	133,411
Class M2, 5.53% 1/25/35 (a)(d)	88,821	89,349
Series 2005-2A:
Class M1, 4.96% 8/25/35 (a)(d)	180,147	180,147
Class M2, 5.01% 8/25/35 (a)(d)	301,868	301,868
Class M3, 5.03% 8/25/35 (a)(d)	165,541	165,541
Class M4, 5.14% 8/25/35 (a)(d)	150,934	150,934
Series 2005-3A:
Class A1, 4.85% 11/25/35 (a)(d)	826,394	826,394
Class M1, 4.97% 11/25/35 (a)(d)	118,056	118,056
Class M2, 5.02% 11/25/35 (a)(d)	162,327	162,327
Class M3, 5.04% 11/25/35 (a)(d)	147,570	147,570
Class M4, 5.13% 11/25/35 (a)(d)	182,003	182,003
Series 2005-4A:
Class A2, 4.92% 1/25/36 (a)(d)	1,095,386	1,095,372
Class B1, 5.93% 1/25/36 (a)(d)	99,581	99,617
Class M1, 4.98% 1/25/36 (a)(d)	398,322	398,328
Class M2, 5% 1/25/36 (a)(d)	99,581	99,583
Class M3, 5.03% 1/25/36 (a)(d)	199,161	199,168
Class M4, 5.14% 1/25/36 (a)(d)	99,581	99,589
Class M5, 5.18% 1/25/36 (a)(d)	99,581	99,590
Class M6, 5.23% 1/25/36 (a)(d)	99,581	99,592
Bear Stearns Commercial Mortgage Securities, Inc. floater
Series 2004-BBA3 Class E, 5.17% 6/15/17 (a)(d)	960,000	962,878
COMM floater Series 2002-FL7:
Class F, 5.77% 11/15/14 (a)(d)	1,000,000	1,003,730
Class H, 6.72% 11/15/14 (a)(d)	150,000	150,113
Commercial Mortgage pass thru certificates floater:
Series 2004-HTL1:
Class B, 4.92% 7/15/16 (a)(d)	18,093	18,099
Class D, 5.02% 7/15/16 (a)(d)	39,539	39,542
Class E, 5.22% 7/15/16 (a)(d)	27,957	27,962
Class F, 5.27% 7/15/16 (a)(d)	29,623	29,639
Class H, 5.77% 7/15/16 (a)(d)	87,041	87,069
Class J, 5.92% 7/15/16 (a)(d)	32,745	32,755
Class K, 6.82% 7/15/16 (a)(d)	565,375	566,571
Series 2005-F10A:
Class B, 4.7% 4/15/17 (a)(d)	1,005,000	1,004,538
Class C, 4.74% 4/15/17 (a)(d)	425,000	424,607
Class D, 4.78% 4/15/17 (a)(d)	345,000	344,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Commercial Mortgage pass thru certificates floater: -
continued
Series 2005-F10A:
Class E, 4.84% 4/15/17 (a)(d)	$260,000	$259,874
Class F, 4.88% 4/15/17 (a)(d)	145,000	144,978
Class G, 5.02% 4/15/17 (a)(d)	145,000	145,043
Class H, 5.09% 4/15/17 (a)(d)	145,000	145,074
Class I, 5.32% 4/15/17 (a)(d)	50,000	49,964
Class MOA3, 4.77% 3/15/20 (a)(d)	650,000	649,971
Series 2005-FL11:
Class B, 4.72% 11/15/17 (a)(d)	374,967	374,920
Class C, 4.77% 11/15/17 (a)(d)	749,933	749,661
Class D, 4.81% 11/15/17 (a)(d)	129,988	130,024
Class E, 4.86% 11/15/17 (a)(d)	199,982	199,909
Class F, 4.92% 11/15/17 (a)(d)	179,984	179,976
Class G, 4.97% 11/15/17 (a)(d)	284,975	284,871
CS First Boston Mortgage Securities Corp. floater:
Series 2004-FL1 Class B, 4.92% 5/15/14 (a)(d)	714,067	714,690
Series 2004-HC1:
Class A2, 4.97% 12/15/21 (a)(d)	175,000	174,999
Class B, 5.22% 12/15/21 (a)(d)	455,000	454,998
Series 2004-TF2A Class E, 4.89% 11/15/19 (a)(d)	640,000	640,691
Series 2004-TFL1:
Class A2, 4.66% 2/15/14 (a)(d)	90,412	90,408
Class E, 5.02% 2/15/14 (a)(d)	200,000	200,453
Class F, 5.07% 2/15/14 (a)(d)	175,000	175,446
Class G, 5.32% 2/15/14 (a)(d)	125,000	125,440
Class H, 5.57% 2/15/14 (a)(d)	100,000	100,176
Class J, 5.87% 2/15/14 (a)(d)	50,000	50,161
Series 2005-CN2A Class A1J, 4.8% 11/15/19 (a)(d)	2,165,000	2,165,650
Series 2005-TF2A Class F, 4.97% 11/15/19 (a)(d)	230,000	230,627
Series 2005-TF3A Class A2, 4.6494% 11/15/20 (a)(d)	2,775,000	2,774,989
Series 2005-TFLA:
Class C, 4.71% 2/15/20 (a)(d)	800,000	800,040
Class E, 4.8% 2/15/20 (a)(d)	560,000	560,028
Class F, 4.85% 2/15/20 (a)(d)	250,000	250,013
Class G, 4.99% 2/15/20 (a)(d)	70,000	70,015
Class H, 5.22% 2/15/20 (a)(d)	100,000	100,006
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	600,000	603,436
Series 174:
Class C1, 7.52% 5/15/06 (a)	500,000	502,965
Class D1, 7.77% 5/15/06 (a)	900,000	904,250

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Freddie Mac Multi-class participation certificates guaranteed
floater Series 2448 Class FT, 5.47% 3/15/32 (d)	$ 1,617,842	$ 1,656,117
Greenwich Capital Commercial Funding Corp.
Series 2005-FL3A:
Class H AON:
5.3975% 10/5/20 (a)(d)	180,000	180,000
5.6475% 10/5/20 (a)(d)	220,000	220,000
Class M AON, 5.8975% 10/5/20 (a)(d)	215,000	215,000
Class N AON, 6.2475% 10/5/20 (a)(d)	550,000	550,000
GS Mortgage Securities Corp. II floater Series 2005-FL7A
Class A1, 4.6% 11/6/19 (a)(d)	154,065	154,060
Lehman Brothers Floating Rate Commercial Mortgage Trust
floater Series 2003-LLFA:
Class A2, 4.86% 12/16/14 (a)(d)	1,085,000	1,085,086
Class C, 5.17% 12/16/14 (a)(d)	110,000	110,021
Class K1, 7.02% 12/16/14 (a)(d)	435,000	432,424
Merrill Lynch Mortgage Trust Series 2005-GGP1 Class X,
0.0034% 11/15/10 (a)(d)(f)	417,400,000	480,386
Morgan Stanley Capital I, Inc. floater Series 2005-XLF:
Class B, 4.68% 8/15/19 (a)(d)	935,000	937,712
Class C, 4.71% 8/15/19 (a)(d)	75,000	75,101
Class D, 4.73% 8/15/19 (a)(d)	270,000	270,497
Class E, 4.75% 8/15/19 (a)(d)	245,000	245,453
Class F, 4.79% 8/15/19 (a)(d)	170,000	170,308
Class G, 4.84% 8/15/19 (a)(d)	120,000	120,292
Class H, 4.86% 8/15/19 (a)(d)	100,000	100,187
Class J, 4.93% 8/15/19 (a)(d)	75,000	75,151
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 2001-CDCA Class C, 5.27% 2/15/13 (a)(d) .	448,911	447,941
Series 2000-NL1 Class E, 6.787% 10/15/30 (a)(d)	2,061	2,057
SDG Macerich Properties LP floater Series 2000-1 Class A3,
4.81% 5/15/09 (a)(d)	500,000	499,844
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A,
5.01% 3/24/18 (a)(d)	459,810	459,810
Wachovia Bank Commercial Mortgage Trust floater:
Series 2005-WL5A:
Class KHP1, 4.82% 1/15/18 (a)(d)	245,000	244,988
Class KHP2, 5.02% 1/15/18 (a)(d)	245,000	245,387
Class KHP3, 5.32% 1/15/18 (a)(d)	290,000	290,299
Class KHP4, 5.42% 1/15/18 (a)(d)	225,000	225,312
Class KHP5, 5.62% 1/15/18 (a)(d)	260,000	258,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Commercial Mortgage Securities continued
	Principal	Value
	Amount	(Note 1)
Wachovia Bank Commercial Mortgage Trust floater: -
continued
Series 2005-WL6A:
Class A2, 4.72% 10/15/17 (a)(d)	$ 990,000	$ 990,103
Class B, 4.77% 10/15/17 (a)(d)	200,000	200,021
Class D, 4.9% 10/15/17 (a)(d)	400,000	399,982
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $46,748,396)		46,861,652

Certificates of Deposit 2.7%

Credit Agricole SA euro 4.505% 10/16/06	4,000,000	3,989,193
Credit Industriel et Commercial yankee 4.535% 10/17/06	4,000,000	3,989,972
DEPFA BANK PLC yankee 4.265% 9/1/06	4,000,000	3,985,492
Deutsche Bank AG yankee 4.21% 8/24/06	4,000,000	3,985,671
HBOS Treasury Services PLC yankee 4.52% 10/18/06	4,000,000	3,989,574
Societe Generale euro 4.51% 10/16/06	4,000,000	3,989,380
TOTAL CERTIFICATES OF DEPOSIT
(Cost $24,000,000)		23,929,282

Fixed Income Funds 32.1%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $288,099,439)	2,897,815	288,216,720

Cash Equivalents 5.3%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.46%, dated 1/31/06 due 2/1/06)
(Cost $47,681,000)	$ 47,686,909	47,681,000

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $898,397,248)		897,936,378

NET OTHER ASSETS – (0.1)%		(925,947)
NET ASSETS 100%		$ 897,010,431

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount at	Appreciation/
		Value	(Depreciation)
Purchased

Eurodollar Contracts
116 Eurodollar 90 Day Index Contracts	March 2006	$114,600,750	$(336,739)
116 Eurodollar 90 Day Index Contracts	June 2006	114,571,750	(156,484)
116 Eurodollar 90 Day Index Contracts	Sept. 2006	114,571,750	(200,564)
116 Eurodollar 90 Day Index Contracts	Dec. 2006	114,581,900	(120,814)
61 Eurodollar 90 Day Index Contracts	March 2007	60,261,900	(35,319)

TOTAL EURODOLLAR CONTRACTS			(849,920)
Sold

Eurodollar Contracts
7 Eurodollar 90 Day Index Contracts	June 2007	6,915,738	8,035
6 Eurodollar 90 Day Index Contracts	Sept. 2007	5,927,925	6,251
5 Eurodollar 90 Day Index Contracts	Dec. 2007	4,939,813	4,643
5 Eurodollar 90 Day Index Contracts	March 2008	4,939,750	4,530
4 Eurodollar 90 Day Index Contracts	June 2008	3,951,600	4,459
3 Eurodollar 90 Day Index Contracts	Sept. 2008	2,963,513	3,376
2 Eurodollar 90 Day Index Contracts	Dec. 2008	1,975,475	1,667
1 Eurodollar 90 Day Index Contracts	March 2009	987,688	834

TOTAL EURODOLLAR CONTRACTS			33,795

			$ (816,125)

Swap Agreements
		Notional	Value
		Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004 R11 Class M9,
7.6913% 11/25/34	Dec. 2034	$275,000	$3,490
Receive from Citibank, upon default event of
DaimlerChrysler NA Holding Corp.,
par value of the notional amount of
DaimlerChrysler NA Holding Corp. 6.5%
11/15/13, and pay quarterly notional
amount multiplied by .8%	June 2007	1,000,000	(9,070)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.39% and pay UBS upon default
event of Fremont Home Loan Trust, par
value of the notional amount of Fremont
Home Loan Trust Series 2004 1 Class M9,
7.73% 2/25/34	March 2034	$1,055,000	$0
Receive monthly notional amount multiplied
by 2.4% and pay Deutsche Bank upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004 A
Class B3, 7.2288% 1/25/34	Feb. 2034	1,055,000	(4,209)
Receive monthly notional amount multiplied
by 2.7% and pay Morgan Stanley, Inc.
upon default event of Park Place
Securities, Inc., par value of the notional
amount of Park Place Securities, Inc. Series
2005 WHQ2 Class M9, 6.41% 5/25/35	June 2035	845,000	1,838
Receive quarterly notional amount multiplied
by .2% and pay Merrill Lynch, Inc. upon
default event of American Transmission
Co. LLC, par value of the notional amount
of American Transmission Co. LLC 7.125%
3/15/11	May 2007	1,315,000	0
Receive quarterly notional amount multiplied
by .28% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,000,000	1,160
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,390,000	1,154
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs, upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,015,000	670
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	1,840,000	5,060

See accompanying notes which are an integral part of the financial statements.

	35	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .75% and pay Lehman Brothers, Inc.
upon default event of AOL Time Warner,
Inc., par value of the notional amount of
AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	$2,000,000	$21,540
Receive quarterly notional amount multiplied
by .78% and pay Goldman Sachs upon
default event of TXU Energy, par value of
the notional amount of TXU Energy Co.
LLC 7% 3/15/13	Dec. 2008	1,750,000	17,675
Receive quarterly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc.
upon default event of New Century Home
Equity Loan Trust, par value of the notional
amount of New Century Home Equity
Loan Trust Series 2004 4 Class M9,
7.0788% 2/25/35	March 2035	610,000	4,256

TOTAL CREDIT DEFAULT SWAPS		16,150,000	43,564

Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 20 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	May 2006	4,900,000	2,320
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 30 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	April 2006	7,500,000	4,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Citibank	April 2006	$6,800,000	$2,927
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with with Lehman Brothers, Inc.	July 2006	4,900,000	2,754
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 10 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh
man Brothers CMBS U.S. Aggregate In
dex adjusted by a modified duration
factor with Lehman Brothers, Inc.	March 2006	4,000,000	1,549
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1 month LIBOR with
Lehman Brothers, Inc.	May 2006	4,300,000	7,239

TOTAL TOTAL RETURN SWAPS		32,400,000	20,986

		$48,550,000	$64,550

See accompanying notes which are an integral part of the financial statements.

	37	Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $75,988,469 or
8.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements for
futures contracts. At the period end, the
value of securities pledged amounted to
$1,492,539.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. A
complete unaudited list of holdings for
each fixed income central fund, as of the
investing fund’s report date, is available
upon request or at fidelity.com and/or
advisor.fidelity.com, as applicable. The
reports are located just after the fund’s
financial statements and quarterly reports
but are not part of the financial
statements or quarterly reports. In
addition, the fixed income central fund’s
financial statements are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(f) Security represents right to receive
monthly interest payments on an under
lying pool of mortgages. Principal shown
is the par amount of the mortgage pool.

(g) Restricted securities Investment in secu
rities not registered under the Securities
Act of 1933 (excluding 144A issues). At
the end of the period, the value of
restricted securities (excluding 144A
issues) amounted to $2,198,271 or 0.2%
of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Aspetuck Trust
4.72% 10/16/06	12/14/05	$2,195,000

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
Fidelity Ultra Short Central Fund	$6,189,656

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value, beginning	Purchases	Sales	Value, end of	% ownership,
Fund	of period		Proceeds	period	end of period
Fidelity Ultra Short
Central Fund	$ 288,274,676	$ —	$ —	$ 288,216,720	4.1%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.0%
United Kingdom	7.1%
France	1.8%
Others (individually less than 1%) .	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value
(including repurchase agreements of $47,681,000)
See accompanying schedule:
Unaffiliated issuers (cost $610,297,809)	$609,719,658
Affiliated Central Funds (cost $288,099,439)	288,216,720
Total Investments (cost $898,397,248)		$897,936,378
Cash		60,856
Receivable for investments sold		28,690
Receivable for swap agreements		3,605
Receivable for fund shares sold		886,121
Interest receivable		3,368,584
Swap agreements, at value		64,550
Total assets		902,348,784

Liabilities
Payable for investments purchased on a delayed delivery
basis	$3,200,004
Payable for fund shares redeemed	1,481,689
Distributions payable	314,440
Accrued management fee	238,345
Distribution fees payable	759
Payable for daily variation on futures contracts	5,438
Other affiliated payables	95,585
Other payables and accrued expenses	2,093
Total liabilities		5,338,353

Net Assets		$897,010,431
Net Assets consist of:
Paid in capital		$899,079,205
Undistributed net investment income		93,585
Accumulated undistributed net realized gain (loss) on
investments		(949,937)
Net unrealized appreciation (depreciation) on
investments		(1,212,422)
Net Assets		$897,010,431
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Statement of Assets and Liabilities continued
January 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($2,457,208 ÷ 245,201 shares)	$10.02

Maximum offering price per share (100/98.50 of $10.02)	$10.17
Class T:
Net Asset Value and redemption price per share
($2,431,330 ÷ 242,613 shares)	$10.02

Maximum offering price per share (100/98.50 of $10.02)	$10.17
Ultra Short Bond:
Net Asset Value, offering price and redemption price per
share ($891,179,629 ÷ 88,949,193 shares)	$10.02

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($942,264 ÷ 94,073 shares)	$10.02

See accompanying notes which are an integral part of the financial statements.

41 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended January 31, 2006 (Unaudited)

Investment Income
Interest		$12,762,499
Income from affiliated Central Funds		6,189,656
Total income		18,952,155

Expenses
Management fee	$1,425,598
Transfer agent fees	445,088
Distribution fees	5,372
Fund wide operations fee	120,359
Independent trustees’ compensation	1,919
Miscellaneous	792
Total expenses before reductions	1,999,128
Expense reductions	(2,871)	1,996,257

Net investment income		16,955,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,065
Futures contracts	(499,730)
Swap agreements	100,336
Total net realized gain (loss)		(381,329)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(440,646)
Futures contracts	(192,007)
Swap agreements	(3,035)
Total change in net unrealized appreciation
(depreciation)		(635,688)
Net gain (loss)		(1,017,017)
Net increase (decrease) in net assets resulting from
operations		$15,938,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$16,955,898	$18,477,979
Net realized gain (loss)	(381,329)	(526,929)
Change in net unrealized appreciation (depreciation) .	(635,688)	(889,284)
Net increase (decrease) in net assets resulting
from operations	15,938,881	17,061,766
Distributions to shareholders from net investment income .	(16,889,118)	(18,371,771)
Distributions to shareholders from net realized gain	—	(213,972)
Total distributions	(16,889,118)	(18,585,743)
Share transactions - net increase (decrease)	(15,806,689)	334,021,363
Redemption fees	13,594	34,215
Total increase (decrease) in net assets	(16,743,332)	332,531,601

Net Assets
Beginning of period	913,753,763	581,222,162
End of period (including undistributed net investment
income of $93,585 and undistributed net investment
income of $26,805, respectively)	$897,010,431	$913,753,763

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Financial Highlights Class A

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeE	181	.223	.013
Net realized and unrealized gain (loss)	(.011)	(.026)	.011
Total from investment operations	170	.197	.024
Distributions from net investment income	(.180)	(.214)	(.014)
Distributions from net realized gain		(.003)	—
Total distributions	(.180)	(.217)	(.014)
Redemption fees added to paid in capitalE,I	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C,D	1.71%	1.98%	.24%
Ratios to Average Net AssetsF,H
Expenses before reductions	68%A	.78%	.85%A
Expenses net of fee waivers, if any	68%A	.70%	.70%A
Expenses net of all reductions	68%A	.70%	.70%A
Net investment income	3.57%A	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,457	$ 2,557	$ 316
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

Financial Highlights Class T

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004G
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeE	181	.222	.013
Net realized and unrealized gain (loss)	(.011)	(.025)	.010
Total from investment operations	170	.197	.023
Distributions from net investment income	(.180)	(.214)	(.013)
Distributions from net realized gain		(.003)	—
Total distributions	(.180)	(.217)	(.013)
Redemption fees added to paid in capitalE,I	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C,D	1.71%	1.98%	.23%
Ratios to Average Net AssetsF,H
Expenses before reductions	67%A	.77%	.86%A
Expenses net of fee waivers, if any	67%A	.70%	.70%A
Expenses net of all reductions	67%A	.70%	.70%A
Net investment income	3.58%A	2.23%	1.11%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,431	$ 4,044	$ 356
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Highlights Ultra Short Bond

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003F
Selected Per Share Data
Net asset value, beginning of period .	$ 10.03	$ 10.05	$ 10.02	$ 10.00
Income from Investment Operations
Net investment incomeD	192.241		.122	.137
Net realized and unrealized gain
(loss)	(.010)	(.026)	.029	.052
Total from investment operations	182.215		.151	.189
Distributions from net investment
income	(.192)	(.232)	(.122)	(.173)
Distributions from net realized gain		(.003)	—	—
Total distributions	(.192)	(.235)	(.122)	(.173)
Redemption fees added to paid in
capitalD	—H	—H	.001	.004
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05	$ 10.02
Total ReturnB,C	1.82%	2.16%	1.52%	1.94%
Ratios to Average Net AssetsE,G
Expenses before reductions	45%A	.58%	.62%	.70%A
Expenses net of fee waivers, if any	45%A	.53%	.55%	.55%A
Expenses net of all reductions	45%A	.53%	.55%	.55%A
Net investment income	3.80%A	2.41%	1.21%	1.50%A
Supplemental Data
Net assets, end of period
(000 omitted)	$891,180	$906,644	$580,174	$225,203
Portfolio turnover rate	30%A	33%	53%	39%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period August 29, 2002 (commencement of sale of shares) to July 31, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Financial Highlights Institutional Class

	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 10.03	$ 10.05	$ 10.04
Income from Investment Operations
Net investment incomeD	187	.240	.015
Net realized and unrealized gain (loss)	(.008)	(.026)	.010
Total from investment operations	179	.214	.025
Distributions from net investment income	(.189)	(.231)	(.015)
Distributions from net realized gain		(.003)	—
Total distributions	(.189)	(.234)	(.015)
Redemption fees added to paid in capitalD,H	—	—	—
Net asset value, end of period	$ 10.02	$ 10.03	$ 10.05
Total ReturnB,C	1.80%	2.15%	.25%
Ratios to Average Net AssetsE,G
Expenses before reductions	53%A	.58%	.67%A
Expenses net of fee waivers, if any	53%A	.55%	.55%A
Expenses net of all reductions	53%A	.55%	.55%A
Net investment income	3.72%A	2.38%	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 942	$ 509	$ 376
Portfolio turnover rate	30%A	33%	53%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Ultra Short Bond Fund (the fund) is a non diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Ultra Short Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredict able. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

48

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortiza tion of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, market discount, financing transactions, losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,128,198
Unrealized depreciation	(1,355,258)
Net unrealized appreciation (depreciation)	$(227,060)
Cost for federal income tax purposes	$898,163,438

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

49 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closings of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

50

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

51 Semiannual Report

Notes to Financial Statements (Unaudited) continued
3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $132,263,516 and $100,346,925, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$2,300	$70
Class T	0%	.15%	3,072	1,572
			$5,372	$1,642

Sales Load. FDC receives a front end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges are .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$717
Class T	399
$1,116

Semiannual Report

52

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Ultra Short Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Ultra Short Bond shares. FIIOC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FSC receives an asset based fee of .10% of Ultra Short Bond average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets*
Class A	$2,844.18
Class T	3,522.17
Ultra Short Bond	438,489.10
Institutional Class	233.18
	$445,088

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b 1 fees, the compensation of the independent trustees or other extraordinary expenses) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in mortgage

53 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

dollar rolls. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request. The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fees by $1,168. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Ultra Short Bond	$1,703

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

54

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

			Six months ended	Year ended
			January 31,	July 31,
			2006	2005
From net investment income
Class A			$54,768	$41,869
Class T			72,638	50,050
Ultra Short Bond			16,756,719	18,257,386
Institutional Class			4,993	22,466
Total			$16,889,118	$18,371,771
From net realized gain
Class A			$—	$407
Class T			—	503
Ultra Short Bond			—	212,634
Institutional Class			—	428
Total			$—	$213,972

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	January 31,	July 31,	January 31,	July 31,
	2006	2005	2006	2005
Class A
Shares sold	237,523	314,954	$2,383,132	$3,163,548
Reinvestment of distributions .	4,043	3,804	40,529	38,189
Shares redeemed	(251,185)	(95,385)	(2,517,605)	(957,951)
Net increase (decrease)	(9,619)	223,373	$(93,944)	$2,243,786
Class T
Shares sold	78,241	597,602	$784,339	$6,002,298
Reinvestment of distributions .	6,639	4,137	66,551	41,523
Shares redeemed	(245,344)	(234,046)	(2,460,350)	(2,350,424)
Net increase (decrease)	(160,464)	367,693	$(1,609,460)	$3,693,397
Ultra Short Bond
Shares sold	17,763,990	63,063,839	$178,048,612	$633,315,534
Reinvestment of distributions .	1,509,253	1,643,763	15,127,266	16,499,718
Shares redeemed	(20,719,734)	(32,055,308)	(207,713,233)	(321,868,107)
Net increase (decrease)	(1,446,491)	32,652,294	$(14,537,355)	$327,947,145
Institutional Class
Shares sold	76,527	296,985	$766,798	$2,986,442
Reinvestment of distributions .	311	2,113	3,113	21,221
Shares redeemed	(33,481)	(285,834)	(335,841)	(2,870,628)
Net increase (decrease)	43,357	13,264	$434,070	$137,035

		55		Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative .	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative .	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative .	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative .	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative .	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative .	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative .	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative .	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000

Ned C. Lautenbach
Affirmative .	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000

William O. McCoy
Affirmative .	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000

Robert L. Reynolds
Affirmative .	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000

Cornelia M. Small
Affirmative .	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000

William S. Stavropoulos
Affirmative .	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000

Kenneth L. Wolfe
Affirmative .	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ultra-Short Bond Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

57 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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61 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

AUSBI-USAN-0306 1.804596.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 23, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 23, 2006